UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07121)

Exact name of registrant as specified in charter:	Putnam Asset Allocation Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2009

Date of reporting period: June 30, 2009

Item 1. Schedule of Investments:

Putnam Asset Allocation Funds

The fund's portfolio	Growth		Balanced		Conservative
June 30, 2009 (Unaudited)

COMMON STOCKS(a)	Growth 57.4%		Balanced 46.9%		Conservative 30.5%

	Shares	Value	Shares	Value	Shares	Value

Basic materials		4.2%		3.1%		2.1%
Abengoa SA (Spain)	9,408	$208,966	7,802	$173,294	4,458	$99,019
Acciona SA (Spain)	3,183	391,594	2,666	327,989	1,524	187,493
Agnico-Eagle Mines, Ltd. (Canada)	2,834	148,728	2,424	127,212	1,432	75,151
AK Steel Holding Corp.	62,680	1,202,829	50,290	965,065	21,740	417,191
Albemarle Corp.	10,704	273,701	8,900	227,573	5,085	130,023
Amcor, Ltd. (Australia)	258,949	1,041,496	141,513	569,167	48,442	194,834
Ameron International Corp.	3,002	201,254	2,515	168,606	1,437	96,336
Ampco-Pittsburgh Corp.	11,997	281,330	8,423	197,519	3,323	77,924
Andersons, Inc. (The)	32,210	964,367	23,788	712,213	10,422	312,035
Anglo Platinum Ltd. (South Africa)	18,140	1,283,853	--	--	--	--
AngloGold Ashanti, Ltd. (South Africa)	10,096	369,556	--	--	--	--
AngloGold Ashanti, Ltd. ADR (South Africa) (SG) (SB)
(SC)	3,158	115,678	2,655	97,253	1,558	57,070
Antofagasta PLC (United Kingdom)	274,932	2,671,237	149,712	1,454,600	53,545	520,243
ArcelorMittal (Luxembourg)	150,056	4,932,134	84,322	2,771,548	31,971	1,050,843
Asia Cement China Holdings Corp. (China)	1,206,500	875,532	--	--	--	--
Aurizon Mines, Ltd. (Canada) (NON)	100,114	355,405	75,505	268,043	31,194	110,739
Austevoll Seafood ASA (Norway) (NON)	28,828	134,806	24,111	112,748	13,919	65,088
Balfour Beatty PLC (United Kingdom)	66,636	339,417	33,670	171,502	12,043	61,342
Barrick Gold Corp. (Canada)	6,248	209,620	5,336	179,023	3,131	105,045
BASF SE (Germany)	4,291	171,293	2,345	93,610	803	32,055
BHP Billiton PLC (United Kingdom)	23,276	526,047	18,509	418,311	12,357	279,273
BHP Billiton, Ltd. (Australia)	55,753	1,530,701	44,939	1,233,802	29,616	813,108
BlueScope Steel, Ltd. (Australia)	1,784,782	3,616,305	1,036,726	2,100,603	418,725	848,416
Boise, Inc. (NON) (SC)	106,504	183,187	76,701	131,926	29,750	51,170
Broadwind Energy, Inc. (NON) (SG) (SB) (SC)	13,035	147,556	11,015	124,690	6,294	71,248
Bway Holding Co. (NON)	8,948	156,858	6,300	110,439	2,523	44,228
Cameco Corp. (Canada)	13,427	344,922	10,694	274,715	7,145	183,546
Cameco Corp. (Canada)	5,398	138,189	4,480	114,688	2,560	65,536
Canfor Corp. (Canada) (NON)	10,277	44,236	8,242	35,477	4,728	20,351
Celanese Corp. Ser. A	51,167	1,215,216	42,478	1,008,853	18,721	444,624
Century Aluminum Co. (NON)	22,452	139,876	16,138	100,540	6,329	39,430
CF Industries Holdings, Inc.	28,542	2,116,104	23,911	1,772,762	10,292	763,049
China Grand Forestry Green Resources Group, Ltd. (Hong
Kong) (NON)	716,000	37,726	572,000	30,138	328,000	17,282
Cia de Minas Buenaventura SA ADR (Peru)	37,828	909,007	3,813	91,626	2,295	55,149
Clearwater Paper Corp. (NON)	1,109	28,047	966	24,430	512	12,948
Cliffs Natural Resources, Inc.	45,273	1,107,830	34,819	852,021	14,522	355,353
Coeur d'Alene Mines Corp. (NON)	11,380	139,974	9,850	121,155	5,630	69,249
Crystallex International Corp. (Canada) (NON)	80,500	17,710	69,700	15,334	36,700	8,074
Deltic Timber Corp.	1,285	45,579	1,107	39,265	635	22,523
Denison Mines Corp. (Canada) (NON)	21,000	34,892	18,300	30,405	9,700	16,117
Dow Chemical Co. (The)	113,797	1,836,684	95,189	1,536,350	40,690	656,737
Eastman Chemical Co.	15,100	572,290	12,400	469,960	5,500	208,450
Eldorado Gold Corp. (Canada) (NON)	11,506	102,979	9,745	87,218	5,752	51,480
Energy Resources of Australia, Ltd. (Australia)	3,992	75,051	3,388	63,696	1,936	36,398
Fertilizantes Fosfatados SA (Preference) (Brazil)	83,400	636,527	--	--	--	--
Fletcher Building, Ltd. (New Zealand)	122,508	518,954	64,093	271,503	22,140	93,787
FMC Corp.	33,472	1,583,226	28,016	1,325,157	12,050	569,965
Gammon Gold, Inc. (Canada) (NON)	10,671	71,176	8,794	58,656	4,830	32,216
Glatfelter	28,878	257,014	20,318	180,830	8,213	73,096
Gold Fields, Ltd. ADR (South Africa)	4,954	59,696	4,115	49,586	2,260	27,233
Goldcorp, Inc. (Canada)	6,988	242,833	5,895	204,851	3,538	122,946
Golden Star Resources, Ltd. (NON)	31,905	65,405	26,814	54,969	14,727	30,190
Granite Construction, Inc.	4,500	149,760	3,200	106,496	1,200	39,936
Great Basin Gold, Ltd. (South Africa) (NON)	37,659	51,593	31,283	42,858	17,181	23,538
Grief, Inc. Class A	1,789	79,110	1,471	65,048	844	37,322
Grupo Empresarial Ence SA (Spain)	12,846	34,273	11,070	29,535	6,350	16,942
Grupo Ferrovial SA (Spain) (SG) (SB)	11,999	386,453	10,052	323,746	5,744	184,998
Gunns, Ltd. (Australia)	61,106	52,712	53,244	45,930	28,266	24,383
Harmony Gold Mining Co., Ltd. ADR (South Africa) (NON)	5,870	60,578	5,085	52,477	2,793	28,824
Hecla Mining Co. (NON) (SG) (SB) (SC)	62,372	167,157	52,467	140,612	32,606	87,384
Hokuetsu Paper Mills, Ltd. (Japan)	11,000	54,237	9,500	46,841	5,500	27,119
Holmen AB Class B (Sweden)	2,580	56,450	2,193	47,983	1,258	27,525
Horsehead Holding Corp. (NON)	39,612	295,109	28,256	210,507	11,155	83,105
HQ Sustainable Maritime Industries, Inc. (NON)	8,221	75,222	6,876	62,915	3,969	36,316
Iamgold Corp. (Canada)	11,180	113,142	9,626	97,415	5,687	57,552
Impregilo SpA (Italy)	77,887	271,906	65,248	227,782	37,281	130,149
Innophos Holdings, Inc.	23,863	403,046	17,030	287,637	6,442	108,805
Innospec, Inc.	24,098	259,054	18,003	193,532	6,364	68,413
Insituform Technologies, Inc. (NON)	9,515	161,470	7,971	135,268	4,555	77,298
International Paper Co.	8,009	121,176	6,837	103,444	3,922	59,340
JFE Holdings, Inc. (Japan)	16,700	557,758	8,700	290,568	3,000	100,196
Kazakhmys PLC (United Kingdom)	25,902	270,149	20,629	215,154	13,783	143,752
Kinross Gold Corp. (Canada)	9,301	168,813	7,833	142,169	4,702	85,341
Koninklijke DSM NV (Netherlands)	20,641	647,255	11,060	346,816	3,731	116,996
Koppers Holdings, Inc.	16,586	437,373	12,317	324,799	4,960	130,795
Korea Zinc Co., Ltd. (South Korea)	505	54,584	407	43,992	272	29,400
Lafarge SA (France) (NON)	2,975	202,160	2,420	164,446	1,565	106,346
Layne Christensen Co. (NON)	11,402	233,171	9,552	195,338	5,458	111,616
Linde AG (Germany)	3,642	299,672	2,995	246,435	1,871	153,950
MeadWestvaco Corp.	34,720	569,755	28,750	471,788	13,449	220,698
Minefinders Corp. (Canada) (NON) (SG) (SB)	10,582	72,910	8,684	59,833	5,169	35,614
Mitsui Mining & Smelting Co., Ltd. (Japan) (NON)	368,000	946,486	201,000	516,966	69,000	177,466
MMC Norilsk Nickel ADR (Russia)	95,750	881,478	--	--	--	--
Monsanto Co.	23,320	1,733,609	18,941	1,408,074	8,423	626,166
Mosaic Co. (The)	9,693	429,400	8,132	360,248	3,506	155,316
New Gold, Inc. (Canada) (NON)	29,530	78,299	24,928	66,097	13,691	36,302
Newmont Mining Corp.	5,368	219,390	4,576	187,021	2,714	110,921
Nireus Aquaculture SA (Greece)	71,268	82,193	59,608	68,746	34,410	39,685
Nitto Denko Corp. (Japan)	18,300	554,488	14,800	448,438	9,700	293,909
Northgate Minerals Corp. (Canada) (NON)	38,766	82,959	33,426	71,532	18,358	39,286
Northwest Pipe Co. (NON)	3,859	134,139	3,233	112,379	1,847	64,202
Nucor Corp.	30,500	1,355,115	25,400	1,128,522	11,000	488,730
Nufarm, Ltd. (Australia)	73,190	539,498	39,997	294,826	13,691	100,919
Obrascon Huarte Lain SA (Spain)	18,943	376,403	15,063	299,306	10,056	199,815
Oilsands Quest, Inc. (Canada) (NON)	28,742	27,592	24,795	23,803	13,358	12,824
OJI Paper Co., Ltd. (Japan)	62,000	266,088	40,000	171,670	17,000	72,960
OM Group, Inc. (NON)	21,667	628,776	15,691	455,353	5,946	172,553
Packaging Corp. of America	29,525	478,305	24,659	399,476	11,183	181,165
Paladin Energy, Ltd. (Australia) (NON)	24,074	94,954	20,390	80,424	11,650	45,951
PAN American Silver Corp. (Canada) (NON)	5,097	93,428	4,310	79,002	2,568	47,071
Pescanova SA (Spain)	3,255	107,453	2,722	89,858	1,571	51,861
Plum Creek Timber Company, Inc. (R)	16,060	478,267	13,295	395,925	6,203	184,725
Portucel Empresa Produtora de Pasta e Papel SA
(Portugal)	27,628	67,793	23,730	58,228	13,611	33,398
POSCO (South Korea)	2,677	886,680	589	195,090	395	130,833
Potlatch Corp. (R)	2,336	56,741	1,944	47,220	1,115	27,083
PV Crystalox Solar PLC (United Kingdom)	27,618	38,025	22,185	30,545	12,676	17,453
Rangold Resources, Ltd. ADR (United Kingdom)	2,917	187,184	2,474	158,757	1,459	93,624
Rayonier, Inc.	2,429	88,294	2,010	73,064	1,153	41,912
Royal Gold, Inc.	2,242	93,491	1,932	80,564	1,161	48,414
Sappi, Ltd. ADR (South Africa)	11,706	35,001	9,633	28,803	5,526	16,523
Schnitzer Steel Industries, Inc. Class A	17,612	930,970	13,964	738,137	5,856	309,548
Seabridge Gold, Inc. (Canada) (NON)	4,217	109,389	3,639	94,396	2,199	57,042
Silver Standard Resources, Inc. (Canada) (NON)	4,295	80,531	3,585	67,219	2,169	40,669
Silver Wheaton Corp. (Canada) (NON)	34,817	286,892	27,112	223,403	13,310	109,674
Sino-Forest Corp. (Canada) (NON)	6,955	74,244	5,810	62,021	3,333	35,580
Sonoco Products Co.	3,562	85,310	2,985	71,491	1,712	41,002
Southern Copper Corp. (Peru)	73,990	1,512,356	60,409	1,234,760	27,103	553,985
Spartech Corp.	30,275	278,227	21,757	199,947	8,572	78,777
Stora Enso OYJ Class R (Finland) (NON)	13,893	73,375	11,398	60,198	6,538	34,530
Sumitomo Forestry Co., Ltd. (Japan)	9,200	77,491	7,800	65,699	4,500	37,903
Svenska Cellulosa AB Class B (Sweden)	8,780	92,535	7,179	75,662	4,118	43,401
Syngenta AG (Switzerland)	3,619	841,352	2,886	670,943	1,913	444,738
Teck Cominco, Ltd. Class B (Canada)	15,000	239,540	12,000	191,632	7,900	126,158
Terra Industries, Inc.	68,877	1,668,201	56,503	1,368,503	23,919	579,318
Thompson Creek Metals Co., Inc. (Canada) (NON)	46,521	475,445	33,183	339,130	13,005	132,911
Timberwest Forest Corp. (Unit) (Canada)	11,500	33,561	10,021	29,245	5,320	15,526
UEX Corp. (Canada) (NON)	29,500	32,761	25,700	28,541	13,700	15,214
Umicore NV/SA (Belgium)	11,407	260,029	6,234	142,108	2,134	48,646
UPM-Kymmene OYJ (Finland)	8,361	72,929	6,902	60,203	3,959	34,532
Uranium One, Inc. (Canada) (NON)	21,390	49,166	18,070	41,535	10,325	23,733
Vale SA ADR (Brazil) (SG)	69,442	1,224,262	--	--	--	--
Vale SA ADR (Preference) (Brazil)	67,600	1,037,660	--	--	--	--
Vallourec SA (France) (NON)	2,662	323,901	2,068	251,625	1,407	171,198
Voestalpine AG (Austria)	64,091	1,759,846	34,934	959,237	11,934	327,690
Votorantim Celulose e Papel SA ADR (Brazil) (NON)	5,904	63,232	5,026	53,828	2,883	30,877
W.R. Grace & Co. (NON)	41,881	518,068	29,806	368,700	11,764	145,521
Wausau Paper Corp.	5,733	38,526	5,054	33,963	2,899	19,481
West Fraser Timber Co., Ltd. (Canada)	2,466	49,762	1,985	40,055	1,139	22,984
Weyerhaeuser Co.	3,677	111,891	3,133	95,337	1,797	54,683
Xstrata PLC (United Kingdom)	71,309	786,892	56,950	628,441	38,119	420,642
Yamana Gold, Inc. (Canada)	16,001	141,449	13,607	120,286	8,073	71,365
Zhaojin Mining Industry Co., Ltd. (China)	101,500	164,306	83,000	134,359	53,500	86,605
		65,516,269		42,052,826		19,654,256

Capital goods		4.1%		3.4%		2.2%
Acuity Brands, Inc.	10,228	286,895	7,358	206,392	2,614	73,323
Aecom Technology Corp. (NON)	12,577	402,464	10,536	337,152	6,020	192,640
AEP Industries, Inc. (NON)	4,434	117,013	3,193	84,263	1,231	32,486
AeroVironment, Inc. (NON)	8,020	247,497	5,634	173,865	2,199	67,861
AGCO Corp. (NON)	52,157	1,516,204	43,636	1,268,499	18,791	546,254
Alstom SA (France)	6,441	381,532	5,239	310,332	3,389	200,747
Altra Holdings, Inc. (NON)	36,728	275,093	26,451	198,118	10,240	76,698
Applied Industrial Technologies, Inc.	16,023	315,653	12,088	238,134	4,704	92,669
ATC Technology Corp. (NON)	17,027	246,892	12,080	175,160	4,721	68,455
Autoliv, Inc. (Sweden) (SG) (SB) (SC)	37,503	1,078,961	31,369	902,486	13,494	388,222
Aveng, Ltd. (South Africa)	165,592	749,497	--	--	--	--
BAE Systems PLC (United Kingdom)	813,927	4,545,853	460,417	2,571,469	176,887	987,929
Ball Corp.	17,436	787,410	14,334	647,323	6,403	289,159
Bio-Treat Technology, Ltd. (China) (NON)	678,000	25,491	536,000	20,152	308,000	11,580
Boeing Co. (The) (SG) (SC)	23,034	978,945	19,233	817,403	8,223	349,478
Bucyrus International, Inc. Class A	1,411	40,298	1,112	31,759	636	18,164
Calgon Carbon Corp. (NON)	7,444	103,397	6,236	86,618	3,563	49,490
Canon, Inc. (Japan)	64,950	2,113,816	38,000	1,236,721	16,100	523,979
Capstone Turbine Corp. (NON)	137,215	113,888	121,400	100,762	69,725	57,872
Caterpillar, Inc. (SG) (SB)	20,393	673,785	17,049	563,299	7,338	242,448
Chart Industries, Inc. (NON)	39,719	722,091	28,148	511,731	10,775	195,890
China High Speed Transmission Equipment Group Co.,
Ltd. (China)	100,000	200,564	83,000	166,468	48,000	96,271

China Metal Recycling Holdings, Ltd. (China) (NON)	339,000	286,955	--	--	--	--
China Metal Recycling Holdings, Ltd. 144A (China)	123,600	104,624	--	--	--	--
China National Materials Co., Ltd. (China) (NON)	912,000	749,608	--	--	--	--
CLARCOR, Inc.	3,731	108,908	3,126	91,248	1,786	52,133
Cobham PLC (United Kingdom)	233,230	665,598	185,464	529,282	123,818	353,355
Columbus McKinnon Corp. (NON)	17,358	219,579	12,457	157,581	4,437	56,128
Conergy AG (Germany) (NON)	50,305	43,946	41,534	36,284	23,731	20,731
Crown Holdings, Inc. (NON)	38,900	939,046	32,000	772,480	14,200	342,788
Cummins, Inc.	35,001	1,232,385	29,277	1,030,843	12,619	444,315
Deere (John) & Co. (SG) (SB)	9,436	376,968	8,122	324,474	3,445	137,628
Doosan Heavy Industries and Construction Co., Ltd.
(South Korea)	5,807	277,419	4,865	232,417	2,780	132,810
Ebara Corp. (Japan)	89,000	305,209	75,000	257,199	43,000	147,461
El Sewedy Cables Holding Co. (Egypt)	70,846	846,178	--	--	--	--
EMCOR Group, Inc. (NON)	25,708	517,245	18,474	371,697	6,832	137,460
Emerson Electric Co.	48,325	1,565,730	40,449	1,310,548	17,417	564,311
Energy Recovery, Inc. (NON) (SG) (SB) (SC)	19,294	136,602	16,163	114,434	9,235	65,384
EnergySolutions, Inc.	9,878	90,878	8,106	74,575	4,631	42,605
EnPro Industries, Inc. (NON) (SG)	8,208	147,826	5,794	104,350	2,291	41,261
Epure International, Ltd. (China)	64,000	19,743	59,000	18,201	34,000	10,489
European Aeronautic Defense and Space Co. (France)	228,951	3,713,343	124,674	2,022,081	43,503	705,573
Exide Technologies (NON)	22,929	85,525	19,530	72,847	11,159	41,623
Flowserve Corp.	15,919	1,111,305	13,325	930,218	5,739	400,640
Fluor Corp. (SG) (SB)	20,988	1,076,475	17,546	899,934	7,546	387,034
Foster Wheeler AG (NON)	53,274	1,265,258	43,299	1,028,351	19,476	462,555
Franklin Electric Co., Inc.	4,006	103,836	3,356	86,988	1,918	49,715
Fuel Tech, Inc. (NON) (SG) (SB) (SC)	16,364	158,731	13,546	131,396	7,740	75,078
Fuji Machine Manufacturing Co., Ltd. (Japan)	14,700	177,509	11,900	143,698	7,900	95,396
Gardner Denver, Inc. (NON)	14,709	370,226	10,468	263,480	3,760	94,639
General Cable Corp. (NON) (SG) (SB)	13,766	517,326	9,984	375,199	3,999	150,282
General Dynamics Corp.	15,352	850,347	12,451	689,661	5,632	311,956
GLV, Inc. Class A (Canada) (NON)	11,339	70,283	9,499	58,878	5,428	33,645
Gorman-Rupp Co. (The)	6,477	130,641	5,426	109,442	3,100	62,527
GrafTech International, Ltd. (NON)	16,543	187,101	11,821	133,696	4,245	48,011
GS Engineering & Construction Corp. (South Korea)	8,085	466,632	--	--	--	--
GUD Holdings, Ltd. (Australia)	9,685	50,081	8,114	41,958	4,636	23,973
Herman Miller, Inc.	15,020	230,407	10,794	165,580	4,226	64,827
Hyflux, Ltd. (Singapore)	55,000	83,114	46,000	69,513	26,000	39,290
ITT Corp.	4,955	220,498	4,151	184,720	2,372	105,554
IVRCL Infrastructures & Projects, Ltd. (India)	52,583	371,610	--	--	--	--
Jacobs Engineering Group, Inc. (NON)	17,100	719,739	14,300	601,887	6,200	260,958
John Bean Technologies Corp.	15,280	191,306	10,868	136,067	4,050	50,706
Joy Global, Inc.	58,280	2,081,762	47,481	1,696,021	20,356	727,116
Kurita Water Industries, Ltd. (Japan)	14,100	454,216	11,500	370,460	7,100	228,719
Lindsay Corp. (SG) (SB) (SC)	3,606	119,359	3,021	99,995	1,726	57,131
Lockheed Martin Corp.	34,253	2,762,504	28,074	2,264,168	12,603	1,016,432
LSB Industries, Inc. (NON)	25,087	405,657	17,930	289,928	7,019	113,497
Manitowoc Co., Inc. (The)	90,245	474,689	75,476	397,004	32,525	171,082
Met-Pro Corp.	3,835	41,495	3,457	37,405	1,847	19,985
Mitsubishi Electric Corp. (Japan)	175,000	1,101,069	110,000	692,100	55,000	346,050
MTU Aero Engines Holding AG (Germany)	10,838	396,040	8,848	323,322	5,512	201,418
Mueller Industries, Inc.	16,368	340,454	11,663	242,590	4,605	95,784
Mueller Water Products, Inc. Class A	32,733	122,421	27,421	102,555	15,668	58,598
Nalco Holding Co.	11,013	185,459	9,226	155,366	5,272	88,780
Nordex AG (Germany) (NON)	8,531	134,260	7,147	112,479	4,083	64,258
Northrop Grumman Corp.	43,865	2,003,753	35,777	1,634,293	16,101	735,494
Organo Corp. (Japan)	9,000	73,675	8,000	65,489	4,000	32,744
Owens-Illinois, Inc. (NON)	32,400	907,524	26,600	745,066	11,900	333,319
Parker-Hannifin Corp.	6,824	293,159	5,835	250,672	2,538	109,032
Pentair, Inc.	10,207	261,503	8,551	219,077	4,886	125,179
Pitney Bowes, Inc.	45,668	1,001,499	38,161	836,871	16,418	360,047
Prysmian SpA (Italy)	146,332	2,206,235	89,847	1,354,615	37,466	564,872
Raser Technologies, Inc. (NON) (SG) (SB) (SC)	31,908	89,342	27,026	75,673	15,442	43,238
Raytheon Co.	68,363	3,037,368	57,200	2,541,396	24,631	1,094,355
Rexam PLC (United Kingdom)	219	1,029	176	827	118	554
Roper Industries, Inc.	5,722	259,264	4,793	217,171	2,739	124,104
SembCorp Industries, Ltd. (Singapore)	553,000	1,149,895	302,000	627,972	103,000	214,176
Silgan Holdings, Inc.	4,396	215,536	3,094	151,699	1,231	60,356
Solaria Energia y Medio Ambiente SA (Spain) (NON) (SG)
(SB) (SC)	11,927	33,791	10,629	30,113	5,566	15,769
Solon AG Fuer Solartechnik (Germany) (NON) (SG) (SB)	2,149	27,006	1,865	23,437	989	12,429
Spartan Motors, Inc.	18,131	205,424	12,752	144,480	5,133	58,157
Spirax-Sarco Engineering PLC (United Kingdom)	13,405	186,702	11,230	156,409	6,417	89,375
Steelcase, Inc.	71,004	413,243	56,325	327,812	26,278	152,938
Sunpower Corp. Class A (NON) (SG) (SB)	3,419	91,082	2,895	77,123	1,654	44,063
Tanfield Group PLC (United Kingdom) (NON) (SG) (SB)
(SC)	38,813	41,600	33,679	36,097	17,953	19,242
Terex Corp. (NON) (SG) (SB) (SC)	78,100	942,667	65,300	788,171	28,300	341,581
Tetra Tech, Inc. (NON)	16,269	466,107	13,629	390,471	7,788	223,126
Thomas & Betts Corp. (NON)	16,900	487,734	13,900	401,154	6,200	178,932
Timken Co.	13,719	234,321	9,630	164,480	3,826	65,348
United Technologies Corp.	53,146	2,761,466	44,422	2,308,167	19,116	993,267
USEC, Inc. (NON)	10,560	56,179	8,709	46,332	4,977	26,478
Valmont Industries, Inc.	3,584	258,335	3,002	216,384	1,716	123,689
Vestas Wind Systems A/S (Denmark) (NON)	4,397	316,457	3,664	263,703	2,093	150,636
Vinci SA (France)	6,685	300,270	5,437	244,214	3,517	157,973
WESCO International, Inc. (NON)	18,210	455,978	13,245	331,655	4,836	121,093
Yingli Green Energy Holding Co., Ltd. ADR (China)
(NON) (SG) (SB) (SC)	6,536	88,563	5,448	73,820	3,113	42,181
		64,195,071		45,747,549		20,377,053

Communication services		3.3%		2.6%		1.6%
AboveNet, Inc. (NON)	150	12,147	--	--	75	6,074
Adelphia Recovery Trust (Ser. ACC-1) (NON)	194,250	3,885	262,238	5,245	121,406	2,428
America Movil SAB de CV ADR Ser. L (Mexico)	70,385	2,725,307	12,426	481,135	7,923	306,779
AT&T, Inc.	300,306	7,459,601	251,213	6,240,131	108,191	2,687,464
Atlantic Tele-Network, Inc.	9,687	380,602	6,814	267,722	2,749	108,008
BCE, Inc. (Canada)	7,000	144,628	5,700	117,769	3,800	78,512
Carphone Warehouse Group PLC (The) (United Kingdom)	249,467	653,542	136,331	357,154	46,668	122,259
CenturyTel, Inc. (SG) (SB)	29,500	905,650	24,700	758,290	10,700	328,490
China Mobile, Ltd. (China)	133,000	1,333,682	--	--	--	--
China Unicom Hong Kong, Ltd. (China)	260,000	346,460	212,000	282,498	136,000	181,225
Cincinnati Bell, Inc. (NON)	116,280	330,235	81,893	232,576	30,800	87,472
Comcast Corp. Class A (SB)	145,666	2,110,700	121,818	1,765,143	52,513	760,913
CPI International, Inc. (NON)	14,678	127,552	10,571	91,862	4,092	35,559
DIRECTV Group, Inc. (The) (NON) (SG) (SB) (SC)	140,463	3,470,841	117,507	2,903,598	50,603	1,250,400
DISH Network Corp. Class A (NON)	43,444	704,227	36,302	588,455	15,641	253,541
Earthlink, Inc. (NON)	40,319	298,764	28,792	213,349	10,998	81,495
EchoStar Corp. Class A (NON)	31,134	496,276	21,867	348,560	8,673	138,248
Embarq Corp.	21,642	910,263	18,093	760,992	7,775	327,017
Empressa Nacional de Telecomunicaciones SA (Chile)	45,148	612,205	--	--	--	--
France Telecom SA (France)	182,959	4,160,277	103,316	2,349,287	39,520	898,639
Hellenic Telecommunication Organization (OTE) SA
(Greece)	9,691	148,040	7,794	119,061	5,240	80,046
j2 Global Communications, Inc. (NON)	9,213	207,845	6,433	145,128	2,569	57,957
Jupiter Telecommunications Co., Ltd. (Japan)	513	388,913	409	310,069	272	206,207
KDDI Corp. (Japan)	688	3,647,422	392	2,078,182	153	811,127
Liberty Global, Inc. Class A (NON)	88,419	1,404,978	73,966	1,175,320	31,851	506,112
Net Servicos de Comunicacao SA (Preference) (Brazil)
(NON)	77,500	751,736	23,800	230,856	15,800	153,257
NeuStar, Inc. Class A (NON)	24,820	550,011	17,615	390,348	6,630	146,921
NII Holdings, Inc. (NON)	61,364	1,170,211	51,299	978,272	22,080	421,066
Nippon Telegraph & Telephone (NTT) Corp. (Japan)	114,200	4,646,319	65,600	2,668,989	26,300	1,070,037
Novatel Wireless, Inc. (NON)	19,646	177,207	14,080	127,002	5,022	45,298
Premiere Global Services, Inc. (NON)	31,279	339,064	22,532	244,247	7,996	86,677
Qatar Telecom Q-Tel QSC (Qatar) (NON)	27,435	1,022,233	--	--	--	--
Sprint Nextel Corp. (NON) (SG) (SB)	395,519	1,902,446	324,445	1,560,580	144,715	696,079
Swisscom AG (Switzerland)	1,066	327,800	883	271,526	578	177,738
Tele Norte Leste Participacoes SA ADR (Brazil)	37,658	559,974	--	--	--	--
Telefonica SA (Spain)	41,471	941,126	22,555	511,854	7,495	170,088
Telekom Austria AG (Austria)	14,377	225,133	8,118	127,122	2,599	40,698
Telenet Group Holding NV (Belgium) (NON)	4,433	94,196	3,531	75,030	2,359	50,126
Telephone and Data Systems, Inc.	13,010	368,183	10,910	308,753	4,687	132,642
Time Warner Cable, Inc.	29,529	935,183	24,712	782,629	10,643	337,064
USA Mobility, Inc.	16,028	204,517	11,271	143,818	4,539	57,918
Verizon Communications, Inc.	150,555	4,626,555	124,952	3,839,775	54,998	1,690,089
Vodafone Group PLC (United Kingdom)	540,693	1,045,717	434,893	841,097	290,894	562,598
		52,871,653		34,693,424		15,154,268

Conglomerates		1.0%		0.8%		0.5%
3M Co. (SG)	35,846	2,154,345	29,596	1,778,720	12,951	778,355
Bouygues SA (France)	60,733	2,285,743	33,072	1,244,695	11,540	434,319
Danaher Corp.	4,210	259,925	3,527	217,757	2,016	124,468
General Electric Co.	500,513	5,866,012	410,130	4,806,724	183,571	2,151,452
Hutchison Whampoa, Ltd. (Hong Kong)	106,000	691,146	57,000	371,654	19,000	123,885
Marubeni Corp. (Japan)	147,000	649,396	83,000	366,666	27,000	119,277
Mitsubishi Corp. (Japan)	29,500	541,745	23,800	437,069	15,700	288,318
Mitsui & Co., Ltd. (Japan)	25,800	303,921	20,800	245,021	13,900	163,740
Silex Systems, Ltd. (Australia) (NON)	10,532	50,765	9,215	44,417	5,265	25,378
SPX Corp.	12,200	597,434	10,000	489,700	4,400	215,468
Vivendi SA (France)	79,813	1,913,432	47,526	1,139,386	20,688	495,973
		15,313,864		11,141,809		4,920,633

Consumer cyclicals		5.1%		4.0%		2.6%
361 Degrees International, Ltd. 144A (China)	348,000	175,127	--	--	--	--
Aeropostale, Inc. (NON)	5,323	182,419	3,717	127,382	1,485	50,891
Aggreko PLC (United Kingdom)	32,741	279,695	26,036	222,416	17,382	148,488
Aisin Seiki Co., Ltd. (Japan)	47,800	1,033,633	28,700	620,612	12,800	276,789
Alliance Data Systems Corp. (NON) (SG) (SB) (SC)	29,359	1,209,297	23,342	961,457	10,020	412,724
Amazon.com, Inc. (NON)	3,044	254,661	2,550	213,333	1,457	121,893
American Media, Inc. 144A (F)	2,148	--	2,679	--	1,397	--
Bally Technologies, Inc. (NON)	6,272	187,658	4,509	134,909	1,752	52,420
Bayerische Motoren Werke (BMW) AG (Germany)	12,502	472,551	10,008	378,283	6,662	251,811
Best Buy Co., Inc. (SG)	25,300	847,297	20,800	696,592	9,300	311,457
Big Lots, Inc. (NON)	10,107	212,550	7,262	152,720	2,856	60,062
Boral, Ltd. (Australia)	169,326	552,534	92,534	301,951	31,675	103,360
Bridgestone Corp. (Japan)	140,400	2,193,053	76,500	1,194,933	26,800	418,617
Buckle, Inc. (The) (SG) (SB) (SC)	22,952	729,185	16,214	515,119	6,347	201,644
Burberry Group PLC (United Kingdom)	85,028	593,842	67,706	472,864	45,094	314,940
Cash America International, Inc.	7,579	177,273	5,451	127,499	2,130	49,821
Childrens Place Retail Stores, Inc. (The) (NON)	7,328	193,679	5,265	139,154	2,070	54,710
Coach, Inc.	35,800	962,304	29,500	792,960	13,100	352,128
Companhia Brasileira de Meios de Pagamento 144A
(Brazil)	21,400	184,087	7,400	63,656	5,000	43,011
Compass Group PLC (United Kingdom)	75,275	424,406	60,348	340,246	40,011	225,585
Consolidated Graphics, Inc. (NON)	9,554	166,431	7,213	125,650	2,550	44,421
D.R. Horton, Inc. (SG) (SB) (SC)	84,245	788,533	69,285	648,508	30,806	288,344
Dana Holding Corp. (NON)	4,951	6,337	5,392	6,902	2,641	3,380
Deckers Outdoor Corp. (NON)	6,416	450,852	4,692	329,707	1,780	125,081

Deluxe Corp.	19,582	250,845	14,602	187,052	5,178	66,330
Desarrolladora Homex SA de CV ADR (Mexico) (NON)	47,129	1,314,428	--	--	--	--
Dolby Laboratories, Inc. Class A (NON)	22,900	853,712	19,112	712,495	8,168	304,503
Dollar Thrifty Automotive Group (NON)	25,642	357,706	18,443	257,280	7,209	100,566
Dollar Tree, Inc. (NON)	16,368	689,093	13,925	586,243	6,026	253,695
Dress Barn, Inc. (NON) (SG) (SB) (SC)	32,611	466,337	23,211	331,917	9,174	131,188
DynCorp International, Inc. Class A (NON)	15,281	256,568	10,924	183,414	4,280	71,861
Emergency Medical Services Corp. Class A (NON)	5,024	184,984	3,613	133,031	1,417	52,174
Equifax, Inc.	22,800	595,080	18,800	490,680	8,400	219,240
Experian Group, Ltd. (Ireland)	59,979	449,745	30,964	232,179	10,840	81,282
EZCORP, Inc. Class A (NON)	26,155	281,951	18,787	202,524	7,395	79,718
FamilyMart Co., Ltd. (Japan)	6,600	206,849	5,300	166,106	3,500	109,692
Fiat SpA (Italy) (NON)	30,400	308,652	24,522	248,973	16,235	164,834
Fields Corp. (Japan)	331	448,267	264	357,530	175	236,999
Foot Locker, Inc.	85,451	894,672	71,502	748,626	30,779	322,256
Ford Otomotiv Sanayi AS (Turkey)	141,930	550,830	--	--	--	--
Gap, Inc. (The)	67,000	1,098,800	55,100	903,640	24,500	401,800
Geberit International AG (Switzerland)	3,574	440,989	2,994	369,424	1,711	211,117
Genesco, Inc. (NON)	25,780	483,891	18,736	351,675	7,339	137,753
Gestevision Telecinco SA (Spain)	15,764	147,982	12,824	120,383	8,360	78,478
Great Wall Motor Co., Ltd. (China)	608,500	481,640	--	--	--	--
Greek Organization of Football Prognostics (OPAP) SA
(Greece)	54,899	1,459,209	30,046	798,619	10,296	273,667
Guangdong Investment, Ltd. (China)	1,970,000	967,387	838,000	411,508	516,000	253,387
Gymboree Corp. (The) (NON)	12,761	452,760	9,167	325,245	3,262	115,736
Hasbro, Inc.	50,039	1,212,945	41,866	1,014,832	18,051	437,556
Hino Motors, Ltd. (Japan)	219,000	678,726	120,000	371,905	41,000	127,067
Home Depot, Inc. (The)	38,100	900,303	31,000	732,530	13,800	326,094
Home Retail Group PLC (United Kingdom)	59,097	253,598	33,366	143,181	10,681	45,834
Honda Motor Co., Ltd. (Japan)	12,400	339,509	10,000	273,797	6,600	180,706
Hyundai Department Store Co., Ltd. (South Korea)	12,350	866,017	--	--	--	--
Jos. A. Bank Clothiers, Inc. (NON)	6,871	236,775	4,954	170,715	1,837	63,303
Landauer, Inc.	1,500	92,010	1,300	79,742	800	49,072
LG Corp. (South Korea)	22,025	1,047,676	5,440	258,768	3,656	173,907
LG Fashion Corp. (South Korea)	15,960	301,759	--	--	--	--
Lodgenet Entertainment Corp. (NON)	36,500	124,100	26,250	89,250	10,183	34,622
Lotte Shopping Co., Ltd. (South Korea)	3,467	710,914	--	--	--	--
Lowe's Cos., Inc.	46,100	894,801	37,900	735,639	16,700	324,147
Macy's, Inc.	90,900	1,068,984	75,500	887,880	33,000	388,080
Maidenform Brands, Inc. (NON)	14,330	164,365	10,180	116,765	3,985	45,708
Manpower, Inc.	15,042	636,878	12,592	533,145	5,433	230,033
Marvel Entertainment, Inc. (NON)	4,133	147,093	2,914	103,709	1,160	41,284
Mediaset SpA (Italy)	536,946	3,021,919	292,390	1,645,564	101,773	572,776
Michael Page International PLC (United Kingdom)	66,256	261,489	52,319	206,484	35,217	138,989
Navistar International Corp. (NON)	4,048	176,493	2,916	127,138	1,129	49,224
Next PLC (United Kingdom)	84,317	2,044,431	48,087	1,165,963	18,407	446,314
Nintendo Co., Ltd. (Japan)	2,300	632,937	1,900	522,861	1,200	330,228
Nintendo Co., Ltd. ADR (Japan)	3,200	110,304	2,600	89,622	1,700	58,599
Nissan Motor Co., Ltd. (Japan)	185,600	1,120,454	149,600	903,125	98,600	595,241
OfficeMax, Inc.	35,416	222,412	24,915	156,466	10,024	62,951
Panasonic Corp. (Japan)	95,900	1,286,248	52,500	704,150	18,000	241,423
Phillips-Van Heusen Corp.	20,281	581,862	14,570	418,013	5,303	152,143
Point, Inc. (Japan)	2,080	111,665	1,660	89,117	1,110	59,591
PRG-Schultz International, Inc. (NON)	14,321	38,667	10,675	28,823	3,815	10,301
PT Astra International TbK (Indonesia)	330,500	769,694	--	--	--	--
RadioShack Corp.	59,238	826,962	49,522	691,327	21,336	297,851
Reed Elsevier PLC (United Kingdom)	59,841	446,436	48,983	365,431	32,285	240,858
Regis Corp.	8,370	145,722	5,896	102,649	2,358	41,053
Rent-A-Center, Inc. (NON)	9,789	174,538	6,951	123,936	2,731	48,694
Ross Stores, Inc.	23,900	922,540	19,700	760,420	8,800	339,680
School Specialty, Inc. (NON)	9,739	196,825	6,851	138,459	2,764	55,860
Serco Group PLC (United Kingdom)	53,532	372,121	42,568	295,907	28,419	197,551
Sony Corp. (Japan)	43,700	1,128,818	23,100	596,698	7,900	204,066
Spherion Corp. (NON)	36,751	151,414	25,918	106,782	10,307	42,465
Stantec, Inc. (Canada) (NON)	9,322	224,624	7,809	188,166	4,462	107,517
Staples, Inc.	20,000	403,400	16,000	322,720	7,300	147,241
Steinhoff International Holdings, Ltd. (South Africa)
(NON)	1,093,699	1,902,881	259,444	451,396	172,169	299,550
Steven Madden, Ltd. (NON)	10,659	271,272	7,483	190,442	2,981	75,866
Suzuki Motor Corp. (Japan)	181,100	4,049,333	98,600	2,204,661	34,300	766,936
Swire Pacific, Ltd. (Hong Kong)	223,000	2,245,454	121,500	1,223,420	42,500	427,945
Talbots, Inc. (SG) (SB) (SC)	73,462	396,695	52,319	282,523	20,737	111,980
Tempur-Pedic International, Inc. (SG) (SB)	19,494	254,787	13,691	178,941	5,378	70,290
Tenneco Automotive, Inc. (NON)	12,852	136,231	10,586	112,212	6,049	64,119
Thomas Cook Group PLC (United Kingdom)	427,019	1,448,957	233,361	791,839	79,883	271,058
Time Warner, Inc.	117,567	2,961,513	98,349	2,477,411	42,355	1,066,922
TJX Cos., Inc. (The)	38,782	1,220,082	32,422	1,019,996	13,976	439,685
Toro Co. (The) (SG) (SB) (SC)	25,844	772,736	20,691	618,661	8,773	262,313
Toyota Motor Corp. (Japan)	7,700	291,078	4,300	162,550	1,400	52,923
Tractor Supply Co. (NON)	3,923	162,098	2,851	117,803	1,050	43,386
True Religion Apparel, Inc. (NON)	9,056	201,949	6,511	145,195	2,556	56,999
TUI Travel PLC (United Kingdom)	121,651	465,379	97,579	373,291	64,697	247,500
Urbi Desarrollos Urbanos SAB de CV (Mexico) (NON)	230,500	350,384	183,600	279,091	122,700	186,517
Valeo SA (France)	47,613	879,340	25,354	468,250	8,605	158,921
ValueClick, Inc. (NON)	24,171	254,279	16,976	178,588	6,688	70,358
Vertis Holdings, Inc. (F)(NON)	9,156	9	9,315	9	4,364	4
Visa, Inc. Class A	27,800	1,730,828	22,800	1,419,528	10,300	641,278
Wal-Mart Stores, Inc.	128,629	6,230,789	105,902	5,129,893	46,247	2,240,205
Walt Disney Co. (The) (SG)	62,665	1,461,974	52,454	1,223,752	22,604	527,351
Warnaco Group, Inc. (The) (NON)	5,921	191,840	4,165	134,946	1,676	54,302
Wheelock and Co., Ltd. (Hong Kong)	46,000	118,370	25,000	64,331	9,000	23,159
Whirlpool Corp. (SG)	13,400	570,304	11,000	468,160	4,900	208,544
Wirecard AG (Germany)	21,351	208,904	17,108	167,389	11,266	110,230
World Fuel Services Corp.	5,365	221,199	3,806	156,921	1,487	61,309
WPP PLC (United Kingdom)	56,821	378,129	45,554	303,150	30,203	200,993
Wright Express Corp. (NON)	5,464	139,168	3,936	100,250	1,524	38,816
Wyndham Worldwide Corp.	44,000	533,280	36,300	439,956	16,100	195,132
		81,017,451		52,831,631		23,460,473

Consumer staples		5.8%		5.1%		3.3%
AFC Enterprises (NON)	69,062	466,169	50,356	339,903	18,990	128,183
Altria Group, Inc.	163,749	2,683,846	134,580	2,205,766	59,468	974,681
American Italian Pasta Co. Class A (NON)	8,085	235,597	5,809	169,274	2,284	66,556
Amorepacific Corp. (South Korea)	1,662	891,161	--	--	--	--
Anheuser-Busch InBev NV (Belgium)	79,728	2,888,724	43,416	1,573,059	15,149	548,882
Archer Daniels Midland Co.	83,092	2,224,373	69,530	1,861,318	29,954	801,869
Beacon Roofing Supply, Inc. (NON)	16,599	240,022	11,934	172,566	4,670	67,528
BJ's Wholesale Club, Inc. (NON)	38,073	1,227,093	31,828	1,025,816	13,728	442,453
Brink's Co. (The)	15,408	447,294	12,898	374,429	5,560	161,407
Brinker International, Inc.	44,759	762,246	35,150	598,605	15,187	258,635
British American Tobacco (BAT) PLC (United Kingdom)	32,541	899,450	26,152	722,855	17,191	475,168
Britvic PLC (United Kingdom)	85,701	394,075	69,973	321,754	45,178	207,740
Bunge, Ltd. (SG) (SB) (SC)	28,086	1,692,182	23,530	1,417,683	10,132	610,453
Cal-Maine Foods, Inc. (SG) (SB)	7,394	184,554	5,164	128,893	2,051	51,193
Campbell Soup Co.	34,982	1,029,170	29,224	859,770	12,579	370,074
Career Education Corp. (NON)	11,841	294,722	8,510	211,814	3,304	82,237
CEC Entertainment, Inc. (NON)	15,480	456,350	10,913	321,715	4,110	121,163
Cermaq ASA (Norway) (NON)	20,602	165,123	17,231	138,105	9,947	79,724
China Green Holdings, Ltd. (China)	678,000	703,610	549,000	569,737	360,000	373,598
Clorox Co. (SG) (SB)	8,517	475,504	6,803	379,811	3,177	177,372
Coca-Cola Co. (The)	57,830	2,775,262	48,117	2,309,135	21,052	1,010,285
Coca-Cola Enterprises, Inc.	72,500	1,207,125	59,600	992,340	26,700	444,555
Coca-Cola Femsa SA de CV ADR (Mexico)	14,300	573,716	--	--	--	--
Colgate-Palmolive Co. (SG) (SB) (SC)	24,039	1,700,519	19,541	1,382,330	8,711	616,216
Colruyt SA (Belgium)	851	194,363	466	106,432	160	36,543
Constellation Brands, Inc. Class A (NON)	60,364	765,416	50,463	639,871	21,730	275,536
Core-Mark Holding Co., Inc. (NON)	6,905	179,944	4,897	127,616	1,912	49,827
Cosan, Ltd. Class A (Brazil) (NON)	47,257	244,791	39,270	203,419	22,438	116,229
CVS Caremark Corp.	46,100	1,469,207	37,900	1,207,873	16,900	538,603
Dean Foods Co. (NON)	63,613	1,220,733	53,246	1,021,791	22,935	440,123
Domino's Pizza, Inc. (NON)	42,199	316,071	30,490	228,370	11,458	85,820
Energizer Holdings, Inc. (NON)	18,877	986,134	15,800	825,392	7,350	383,964
Fresh Del Monte Produce, Inc. (Cayman Islands) (NON)	11,137	181,088	8,014	130,308	2,983	48,504
General Mills, Inc.	10,800	605,016	9,000	504,180	3,900	218,478
Heineken Holding NV (Netherlands)	30,464	969,998	16,465	524,259	5,505	175,284
Henkel AG & Co. KGaA (Preference) (Germany)	12,545	392,284	9,991	312,420	6,675	208,728
Herbalife, Ltd. (Cayman Islands)	42,318	1,334,710	33,659	1,061,605	14,090	444,399
HLTH Corp. (NON) (SG) (SB)	20,106	263,389	17,079	223,735	10,187	133,450
Internet Brands, Inc. Class A (NON)	33,971	237,797	24,421	170,947	9,527	66,689
ITT Educational Services, Inc. (NON)	5,936	597,518	5,069	510,246	2,156	217,023
Japan Tobacco, Inc. (Japan)	82	255,577	66	205,708	44	137,139
Jardine Cycle & Carriage, Ltd. (Singapore)	30,000	397,179	19,000	251,546	9,000	119,154
Kao Corp. (Japan)	119,000	2,593,268	69,000	1,503,660	28,000	610,181
Kellogg Co.	14,500	675,265	12,100	563,497	5,300	246,821
Kerry Group PLC Class A (Ireland)	33,923	775,103	19,910	454,922	8,176	186,813
Kimberly-Clark Corp.	36,200	1,897,966	29,700	1,557,171	13,400	702,562
Koninklijke Ahold NV (Netherlands)	276,007	3,174,188	171,577	1,973,202	80,408	924,723
Kraft Foods, Inc. Class A	64,288	1,629,058	53,810	1,363,545	23,172	587,178
Kroger Co.	104,163	2,296,794	85,510	1,885,496	38,106	840,237
KT&G Corp. (South Korea)	14,023	792,135	--	--	--	--
Lawson, Inc. (Japan)	8,800	386,695	7,100	311,992	4,800	210,924
Leroy Seafood Group ASA (Norway)	5,204	81,072	4,353	67,815	2,513	39,150
Lincoln Educational Services Corp. (NON)	25,548	534,720	18,185	380,612	7,155	149,754
Lion Nathan, Ltd. (Australia)	52,255	489,738	27,172	254,658	9,443	88,501
Lorillard, Inc.	5,063	343,120	4,032	273,249	2,694	182,572
Marine Harvest (Norway) (NON) (SB) (SC)	573,386	386,849	479,576	323,558	276,848	186,783
McDonald's Corp.	52,962	3,044,785	43,400	2,495,066	18,789	1,080,180
Metro, Inc. (Canada)	5,191	169,905	4,167	136,389	2,822	92,366
MWI Veterinary Supply, Inc. (NON)	6,583	229,483	4,601	160,391	1,826	63,654
Nash Finch Co.	8,063	218,185	5,677	153,620	2,269	61,399
Nestle SA (Switzerland)	83,694	3,162,346	68,305	2,580,879	43,955	1,660,823
Newell Rubbermaid, Inc.	53,600	557,976	44,100	459,081	19,600	204,036
Nutreco Holding NV (Netherlands)	1,349	52,686	1,128	44,055	651	25,425
Olam International, Ltd. (Singapore)	287,000	479,973	231,000	386,320	152,000	254,202
Overhill Farms, Inc. (NON)	26,108	137,589	18,808	99,118	7,282	38,376
PepsiCo, Inc.	65,743	3,613,235	55,027	3,024,284	23,680	1,301,453
Philip Morris International, Inc.	98,442	4,294,040	82,378	3,593,328	35,495	1,548,292
Prestige Brands Holdings, Inc. (NON)	38,492	236,726	28,676	176,357	10,258	63,087
Procter & Gamble Co. (The)	134,023	6,848,575	112,140	5,730,354	48,317	2,468,999
Reckitt Benckiser Group PLC (United Kingdom)	23,041	1,050,647	18,669	851,288	12,145	553,800
Reynolds American, Inc.	9,950	384,269	8,285	319,967	3,548	137,024
Safeway, Inc.	51,680	1,052,722	42,604	867,843	19,003	387,091
Sally Beauty Holdings, Inc. (NON)	13,348	84,893	9,571	60,872	3,787	24,085
Sara Lee Corp.	62,600	610,976	52,400	511,424	22,600	220,576
Spartan Stores, Inc.	22,976	285,132	17,243	213,986	6,735	83,581
SunOpta, Inc. (Canada) (NON)	32,000	76,480	27,900	66,681	14,800	35,372
Swedish Match AB (Sweden)	151,180	2,461,148	82,324	1,340,201	28,654	466,475
Toyo Suisan Kaisha, Ltd. (Japan)	126,000	2,600,368	76,000	1,568,476	35,000	722,325
WebMD Health Corp. Class A (NON) (SG) (SC)	9,228	276,102	7,839	234,543	4,708	140,863
Woolworths, Ltd. (Australia)	189,770	4,019,732	103,338	2,188,919	36,058	763,785
Yamazaki Baking Co., Inc. (Japan)	99,000	1,116,657	54,000	609,086	19,000	214,308

Yum! Brands, Inc.	86,189	2,873,541	72,102	2,403,881	31,072	1,035,940
		91,223,244		67,522,182		30,369,181

Energy		6.6%		5.3%		3.4%
Alpha Natural Resources, Inc. (NON)	31,369	824,064	25,626	673,195	10,805	283,847
Apache Corp.	17,200	1,240,980	14,100	1,017,315	6,300	454,545
Arch Coal, Inc.	1,838	28,250	1,635	25,130	934	14,356
Areva SA (France)	240	140,313	199	116,343	114	66,649
Aventine Renewable Energy Holdings, Inc. (NON)	41,678	7,085	36,385	6,185	19,603	3,333
Ballard Power Systems, Inc. (Canada) (NON)	55,629	100,132	46,503	83,705	26,570	47,826
Banpu PCL Non Voting Depositary Rights (NVDR)
(Thailand)	79,766	778,694	--	--	--	--
Basic Energy Services, Inc. (NON)	23,054	157,459	16,876	115,263	6,259	42,749
BG Group PLC (United Kingdom)	76,546	1,286,825	61,112	1,027,362	40,621	682,885
Bolt Technology Corp. (NON)	13,905	156,292	9,769	109,804	3,844	43,207
Boots & Coots International Control, Inc. (NON)	188,820	262,460	134,696	187,227	52,776	73,359
BP PLC (United Kingdom)	442,764	3,505,578	304,628	2,411,888	165,936	1,313,796
Bronco Energy, Ltd. (Canada) (NON) (SG) (SB) (SC)	10,513	8,960	9,069	7,729	4,886	4,164
Cameron International Corp. (NON)	32,400	916,920	26,600	752,780	11,900	336,770
Canadian Oil Sands Trust (Unit) (Canada)	5,419	129,644	4,461	106,725	2,549	60,982
Canadian Solar, Inc. (China) (NON) (SG) (SB)	5,180	62,782	4,700	56,964	2,408	29,185
Chevron Corp.	130,585	8,651,256	107,263	7,106,174	47,317	3,134,751
China Coal Energy Co. (China)	270,000	324,384	218,000	261,910	140,000	168,199
China Shenhua Energy Co., Ltd. (China)	295,000	1,082,586	23,500	86,240	13,500	49,542
China Sunergy Co., Ltd. ADR (China) (NON) (SG) (SB)	9,513	41,096	8,368	36,150	4,508	19,475
CNOOC, Ltd. (China)	748,000	921,064	--	--	--	--
Compagnie Generale de Geophysique-Veritas SA (France)
(NON)	102,182	1,846,181	55,842	1,008,930	19,116	345,380
Connacher Oil and Gas, Ltd. (Canada) (NON)	33,520	26,548	28,917	22,903	15,579	12,339
ConocoPhillips	96,279	4,049,495	80,503	3,385,956	34,669	1,458,178
CONSOL Energy, Inc.	1,210	41,092	996	33,824	569	19,323
Contango Oil & Gas Co. (NON)	5,238	222,563	3,773	160,315	1,461	62,078
Covanta Holding Corp. (NON)	18,698	317,118	15,595	264,491	8,910	151,114
CVR Energy, Inc. (NON)	19,494	142,891	14,017	102,745	5,496	40,286
Dawson Geophysical Co. (NON)	8,740	260,889	6,097	181,995	2,430	72,536
Devon Energy Corp.	6,694	364,823	5,563	303,184	2,409	131,291
Diamond Offshore Drilling, Inc.	12,200	1,013,210	10,000	830,500	4,400	365,420
Dresser-Rand Group, Inc. (NON)	87,040	2,271,744	72,814	1,900,445	31,369	818,731
EDP Renovaveis SA (Spain) (NON)	23,240	238,585	19,275	197,880	11,013	113,061
ENI SpA (Italy)	231,329	5,492,284	125,969	2,990,795	43,846	1,041,005
ENSCO International, Inc.	35,623	1,242,174	29,798	1,039,056	12,837	447,626
Evergreen Energy, Inc. (NON) (SC)	105,564	103,453	88,356	86,589	50,484	49,474
Evergreen Solar, Inc. (NON) (SG) (SB) (SC)	19,963	43,320	17,300	37,541	9,133	19,819
Exxon Mobil Corp.	249,610	17,450,235	206,001	14,401,530	89,078	6,227,443
Felix Resources, Ltd. (Australia)	3,487	39,779	2,932	33,447	1,675	19,108
First Solar, Inc. (NON)	8,303	1,346,082	6,750	1,094,310	3,276	531,105
Foundation Coal Holdings, Inc.	1,324	37,218	1,099	30,893	628	17,653
FuelCell Energy, Inc. (NON) (SG)	43,107	180,187	37,437	156,487	21,557	90,108
Gamesa Corp Tecnologica SA (Spain)	12,001	228,022	10,141	192,681	6,308	119,853
Gazprom (Russia)	145,010	755,927	--	--	--	--
GT Solar International, Inc. (NON) (SB)	35,222	187,381	26,603	141,528	11,501	61,185
GulfMark Offshore, Inc. (NON)	5,396	148,930	3,772	104,107	1,494	41,234
Gushan Environmental Energy, Ltd. ADR (China) (SG)	37,699	79,922	31,003	65,726	17,714	37,554
Halliburton Co.	116,183	2,404,988	96,781	2,003,367	42,207	873,685
Headwaters, Inc. (NON) (SG)	18,069	60,712	15,008	50,427	8,575	28,812
Hess Corp.	12,933	695,149	10,845	582,919	4,660	250,475
Husky Energy, Inc. (Canada)	2,500	70,011	2,000	56,009	1,364	38,198
Iberdrola Renovables SA (Spain) (NON)	60,089	275,225	50,255	230,183	28,715	131,523
ICO, Inc. (NON)	12,321	33,513	8,650	23,528	3,411	9,278
ION Geophysical Corp. (NON)	118,875	305,509	84,765	217,846	33,206	85,339
JA Solar Holdings Co., Ltd. ADR (China) (NON) (SG)
(SB) (SC)	62,945	295,842	46,618	219,105	20,485	96,280
KazMunaiGas Exploration Production GDR (Kazakhstan)	45,619	868,132	--	--	--	--
Key Energy Services, Inc. (NON)	36,491	210,188	26,524	152,778	9,760	56,218
LDK Solar Co., Ltd. ADR (China) (NON)	6,355	71,684	5,530	62,378	2,980	33,614
Lukoil (Russia)	25,830	1,193,858	--	--	--	--
Marathon Oil Corp.	101,285	3,051,717	84,840	2,556,229	36,541	1,100,980
Massey Energy Co.	1,458	28,489	1,228	23,995	702	13,717
Matrix Service Co. (NON)	17,135	196,710	12,014	137,921	4,713	54,105
McMoRan Exploration Co. (NON)	14,123	84,173	10,093	60,154	3,606	21,492
Nexen, Inc. (Canada)	27,929	607,581	22,448	488,344	15,004	326,404
Nippon Mining Holdings, Inc. (Japan)	38,000	196,111	30,500	157,405	20,500	105,797
Noble Corp.	26,549	803,107	22,245	672,911	9,595	290,249
Occidental Petroleum Corp.	51,166	3,367,234	42,808	2,817,194	18,445	1,213,865
Oil States International, Inc. (NON)	7,031	170,221	4,975	120,445	1,797	43,505
OPTI Canada, Inc. (Canada) (NON)	11,597	19,468	10,005	16,796	5,390	9,048
Parker Drilling Co. (NON)	46,720	202,765	33,591	145,785	13,145	57,049
Patterson-UTI Energy, Inc.	43,993	565,750	36,761	472,746	15,832	203,600
Peabody Energy Corp.	1,504	45,361	1,208	36,433	690	20,810
Petroleo Brasileiro SA ADR (Preference) (Brazil)	77,561	2,587,435	5,624	187,617	3,790	126,434
Petroleo Brasileiro SA ADR (Brazil)	41,222	1,689,278	5,086	208,424	3,402	139,414
Petroleum Development Corp. (NON)	23,318	365,859	16,465	258,336	6,430	100,887
Q-Cells AG (Germany) (NON) (SG) (SB) (SC)	3,603	73,719	3,022	61,832	1,734	35,479
Renewable Energy Corp. AS (Norway) (NON) (SG) (SB) (SC)	9,301	72,768	7,806	61,072	4,460	34,894
Repsol YPF SA (Spain)	39,529	887,151	23,440	526,065	10,328	231,792
Rosetta Resources, Inc. (NON)	22,613	197,864	16,373	143,264	6,143	53,751
Rosneft Oil Co. GDR (Russia)	88,704	486,757	--	--	--	--
Rowan Cos., Inc.	41,744	806,494	34,331	663,275	15,264	294,900
Royal Dutch Shell PLC Class A (United Kingdom)	50,071	1,254,674	27,241	682,602	9,324	233,640
Royal Dutch Shell PLC Class B (United Kingdom)	151,154	3,818,177	84,769	2,141,280	32,151	812,140
Sasol, Ltd. (South Africa)	39,526	1,386,417	3,281	115,085	2,192	76,887
Sasol, Ltd. ADR (South Africa)	4,026	140,185	3,428	119,363	1,959	68,212
Schlumberger, Ltd.	25,300	1,368,983	20,800	1,125,488	9,300	503,223
Solar Millennium AG (Germany) (NON)	2,162	71,207	1,862	61,326	1,064	35,043
Solarfun Power Holdings Co., Ltd. ADR (China) (NON)
(SG) (SB)	9,670	62,662	9,026	58,488	4,863	31,512
StatoilHydro ASA (Norway)	226,220	4,471,479	125,272	2,476,135	45,807	905,424
Suncor Energy, Inc. (Canada)	5,687	172,544	4,774	144,843	2,728	82,768
Sunoco, Inc. (SG) (SB)	75,808	1,758,746	62,360	1,446,752	27,967	648,834
Suntech Power Holdings Co., Ltd. ADR (China) (NON)	4,308	76,941	3,492	62,367	1,995	35,631
Swift Energy Co. (NON)	10,461	174,176	7,653	127,422	2,705	45,038
Tesoro Corp. (SG) (SB) (SC)	117,875	1,500,549	97,762	1,244,510	43,425	552,800
Theolia SA (France) (NON) (SG) (SB)	13,828	60,625	11,999	52,607	6,377	27,958
Tidewater, Inc. (SG) (SB)	35,679	1,529,559	29,579	1,268,052	13,094	561,340
Total SA (France)	32,195	1,745,181	25,976	1,408,070	17,239	934,467
Trina Solar, Ltd. ADR (China) (NON)	3,131	80,248	2,654	68,022	1,517	38,881
Unit Corp. (NON)	8,889	245,070	6,711	185,022	2,601	71,710
UTS Energy Corp. (Canada) (NON)	40,889	55,265	35,274	47,676	19,004	25,686
Vaalco Energy, Inc. (NON)	36,514	154,454	25,744	108,897	9,691	40,993
Valero Energy Corp.	49,781	840,801	41,666	703,739	17,925	302,753
Walter Industries, Inc.	7,667	277,852	5,505	199,501	2,352	85,236
Weatherford International, Ltd. (NON)	3,700	72,372	3,000	58,680	2,000	39,120
Willbros Group, Inc. (NON)	15,575	194,843	10,933	136,772	4,150	51,917
Yanzhou Coal Mining Co., Ltd. (China)	46,000	63,178	38,000	52,190	22,000	30,216
		103,323,888		70,465,619		31,445,547

Financials		9.1%		6.9%		4.5%
3i Group PLC (United Kingdom)	261,930	1,048,566	139,074	556,745	47,337	189,501
ABSA Group, Ltd. (South Africa)	64,506	919,871	--	--	--	--
ACE, Ltd.	11,096	490,776	8,939	395,372	5,921	261,886
Aflac, Inc.	23,500	730,615	19,500	606,255	8,500	264,265
Agile Property Holdings, Ltd. (China)	284,000	404,076	--	--	--	--
Agree Realty Corp. (R)	11,156	204,489	8,435	154,614	2,982	54,660
Aldar Properties PJSC (United Arab Emirates)	974,902	1,004,525	--	--	--	--
Allianz SE (Germany)	6,412	593,415	4,307	398,602	2,316	214,340
Allied World Assurance Company Holdings, Ltd. (Bermuda)	7,228	295,119	5,466	223,177	1,932	78,884
American Campus Communities, Inc. (R)	30,070	666,953	24,677	547,336	11,076	245,666
American Equity Investment Life Holding Co.	50,354	280,975	36,917	205,997	13,585	75,804
American Financial Group, Inc.	87,680	1,892,134	73,349	1,582,871	31,593	681,777
American Safety Insurance Holdings, Ltd. (Bermuda)
(NON)	9,810	133,514	7,060	96,087	2,620	35,658
Ameriprise Financial, Inc.	33,500	813,045	27,600	669,852	12,200	296,094
Amerisafe, Inc. (NON)	24,768	385,390	18,524	288,233	7,204	112,094
Amtrust Financial Services, Inc.	18,900	215,460	13,500	153,900	5,100	58,140
Anglo Irish Bank Corp. PLC (Ireland) (F)	466,307	111,887	263,272	63,170	84,271	20,220
Anworth Mortgage Asset Corp. (R)	29,711	214,216	20,976	151,237	8,328	60,045
Arch Capital Group, Ltd. (NON)	20,785	1,217,585	17,376	1,017,886	7,475	437,886
Ashford Hospitality Trust, Inc. (R)	51,976	146,053	36,791	103,383	14,514	40,784
Aspen Insurance Holdings, Ltd. (Bermuda)	11,456	255,927	8,212	183,456	3,087	68,964
Assicurazioni Generali SpA (Italy)	197,012	4,115,141	107,282	2,240,881	37,341	779,970
Assured Guaranty, Ltd. (Bermuda) (SC)	29,631	366,832	21,733	269,055	8,113	100,439
AXA SA (France)	55,161	1,043,692	44,161	835,563	29,241	553,264
Banco Latinoamericano de Exportaciones SA Class E
(Panama)	41,562	516,616	30,538	379,587	11,558	143,666
Banco Santander Central Hispano SA (Spain)	167,957	2,028,564	135,578	1,637,494	89,934	1,086,212
Bank Mandiri Persero Tbk PT (Indonesia)	1,641,000	506,344	--	--	--	--
Bank of America Corp.	304,005	4,012,866	250,334	3,304,409	111,261	1,468,645
Bank of Baroda (India)	26,134	242,502	--	--	--	--
Bank of China Ltd. (China)	2,861,000	1,355,680	466,000	220,813	314,000	148,788
Bank of Communications Co., Ltd. (China)	1,080,000	1,206,927	--	--	--	--
Bank of Hawaii Corp.	5,900	211,397	4,900	175,567	2,100	75,243
Bank of New York Mellon Corp. (The)	31,600	926,196	26,400	773,784	11,400	334,134
Bank of the Ozarks, Inc.	12,594	272,408	9,372	202,716	3,638	78,690
Bank Rakyat Indonesia (Indonesia)	2,402,500	1,477,231	529,500	325,575	348,000	213,976
Barclays PLC (United Kingdom)	919,320	4,284,288	516,585	2,407,431	194,611	906,942
BB&T Corp. (SG) (SB)	14,300	314,314	12,000	263,760	5,200	114,296
BlackRock, Inc. (SG) (SB) (SC)	9,000	1,578,780	7,400	1,298,108	3,300	578,886
BNP Paribas SA (France)	65,010	4,222,210	38,027	2,469,743	16,106	1,046,038
Calamos Asset Management, Inc. Class A	28,955	408,555	20,593	290,567	8,197	115,660
CBL & Associates Properties (R)	28,699	154,688	20,197	108,862	8,091	43,610
CFS Retail Property Trust (Australia) (R)	644,010	852,919	351,942	466,108	120,475	159,556
Charles Schwab Corp. (The)	48,900	857,706	40,900	717,386	17,600	308,704
China Construction Bank Corp. (China)	2,764,000	2,136,953	--	--	--	--
China Construction Bank Corp. 144A (China)	332,000	256,682	--	--	--	--
Chubb Corp. (The)	56,075	2,236,271	46,894	1,870,133	20,196	805,416
Commonwealth Bank of Australia (Australia)	10,385	325,273	8,338	261,158	5,646	176,841
Conseco, Inc. (NON)	99,619	236,097	72,475	171,766	27,274	64,639
Credit Saison Co., Ltd. (Japan)	8,900	112,376	7,200	90,911	4,800	60,607
Credit Suisse Group (Switzerland)	6,408	292,860	5,187	237,058	3,421	156,347
Danske Bank A/S (Denmark) (NON)	86,107	1,488,040	47,056	813,188	16,108	278,367
DBS Group Holdings, Ltd. (Singapore)	443,000	3,595,910	241,500	1,960,299	86,500	702,136
Deutsche Bank AG (Germany)	10,101	615,179	8,103	493,495	5,410	329,484
Deutsche Boerse AG (Germany)	7,553	587,529	6,057	471,159	4,003	311,383
Dexia (Belgium) (NON)	376,800	2,859,684	205,184	1,557,222	71,419	542,027
Diamond Lease Co., Ltd. (Japan)	3,220	104,117	1,820	58,849	580	18,754
Digital Realty Trust, Inc. (R) (SG) (SB)	12,000	430,200	10,000	358,500	4,300	154,155
DnB NOR ASA (Norway) (NON)	30,100	230,602	24,200	185,401	16,300	124,878
E*Trade Financial Corp. (NON)	325,292	416,374	231,336	296,110	92,135	117,933
Entertainment Properties Trust (R)	9,577	197,286	7,137	147,022	2,559	52,715
Evercore Partners, Inc. Class A	13,479	264,728	9,636	189,251	3,814	74,907

First Bancorp	11,830	185,494	8,510	133,437	3,160	49,549
First Bancorp Puerto Rico (Puerto Rico)	36,631	144,692	27,133	107,175	9,776	38,615
Flushing Financial Corp.	25,436	237,827	18,079	169,039	7,074	66,142
Fortis (Belgium)	544,210	1,856,959	297,403	1,014,802	101,805	347,380
Goldman Sachs Group, Inc. (The)	47,704	7,033,478	39,449	5,816,361	17,300	2,550,712
Hallmark Financial Services, Inc. (NON)	26,220	187,473	18,584	132,876	6,860	49,049
Hana Financial Group, Inc. (South Korea)	42,720	911,423	--	--	--	--
Hang Lung Group, Ltd. (Hong Kong)	102,000	479,494	56,000	263,252	19,000	89,318
HCP, Inc. (R)	54,100	1,146,379	45,200	957,788	19,500	413,205
HRPT Properties Trust (R)	44,326	179,964	31,295	127,058	12,424	50,441
HSBC Holdings PLC (United Kingdom)	106,452	884,208	85,294	708,466	57,180	474,946
Hudson City Bancorp, Inc.	18,400	244,536	15,400	204,666	6,700	89,043
Industrial & Commercial Bank of China (China)	4,185,000	2,906,449	772,000	536,148	509,000	353,496
ING Groep NV (Netherlands)	84,784	854,059	45,311	456,434	15,323	154,354
Insurance Australia Group, Ltd. (Australia)	156,000	438,261	124,994	351,154	82,312	231,245
Interactive Brokers Group, Inc. Class A (NON)	12,545	194,824	8,957	139,102	3,207	49,805
International Bancshares Corp. (SG)	18,241	188,065	13,604	140,257	4,849	49,993
Investment Technology Group, Inc. (NON)	50,882	1,037,484	40,714	830,158	16,987	346,365
Irish Life & Permanent PLC (Ireland)	42,112	214,434	33,842	172,324	22,687	115,522
Itau Unibanco Holding SA ADR (Preference) (Brazil)	56,747	898,305	--	--	--	--
Japan Retail Fund Investment Corp. (Japan) (R)	3	13,839	2	9,226	2	9,226
JPMorgan Chase & Co.	205,674	7,015,540	169,998	5,798,632	74,082	2,526,937
Julius Baer Holding, Ltd. Class B (Switzerland)	4,070	158,872	3,273	127,761	2,201	85,916
Kasikornbank PCL NVDR (Thailand)	235,400	454,308	--	--	--	--
KBC Groupe SA (Belgium) (NON)	27,770	507,009	22,233	405,917	14,807	270,338
Knight Capital Group, Inc. Class A (NON)	22,926	390,888	17,092	291,419	6,667	113,672
Leopalace21 Corp. (Japan)	23,600	209,657	18,900	167,904	12,800	113,713
Lexington Corporate Properties Trust (R)	32,038	108,929	23,940	81,396	8,463	28,774
Lloyds Banking Group PLC (United Kingdom)	161,731	186,230	140,172	161,405	83,253	95,864
Loews Corp.	18,294	501,256	15,295	419,083	6,604	180,950
LTC Properties, Inc. (R)	15,785	322,803	11,174	228,508	4,408	90,144
Mack-Cali Realty Corp. (R)	38,800	884,640	31,900	727,320	14,200	323,760
Macquarie Bank, Ltd. (Australia)	9,510	299,224	4,613	145,144	1,719	54,087
Macquarie Office Trust (Australia)	1,292,372	217,380	706,263	118,795	241,764	40,665
Maiden Holdings, Ltd. (Bermuda)	36,857	241,782	25,992	170,508	10,337	67,811
Manulife Financial Corp. (Canada)	16,300	283,314	13,100	227,694	8,600	149,478
Mastercard, Inc. Class A	4,084	683,294	3,445	576,383	1,482	247,953
Meadowbrook Insurance Group, Inc.	17,600	114,928	12,674	82,761	4,731	30,893
MetLife, Inc.	27,700	831,277	22,800	684,228	10,200	306,102
Morgan Stanley	70,646	2,014,117	57,492	1,639,097	25,822	736,185
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	2,159	292,233	1,689	228,616	1,148	155,388
National Bank of Canada (Canada)	16,546	765,623	13,272	614,127	8,873	410,575
National Bank of Greece SA (Greece) (NON)	13,776	377,747	10,873	298,145	7,321	200,747
National Health Investors, Inc. (R)	16,740	447,125	11,727	313,228	4,739	126,579
Nationale A Portefeuille (Belgium)	5,976	289,143	2,965	143,459	1,080	52,255
Nationwide Health Properties, Inc. (R)	18,452	474,954	15,426	397,065	6,659	171,403
Nelnet, Inc. Class A (NON)	19,863	269,938	13,978	189,961	5,617	76,335
NGP Capital Resources Co.	22,093	129,686	15,607	91,613	6,165	36,189
Nomura Securities Co., Ltd. (Japan)	68,200	571,358	54,500	456,584	36,000	301,597
Nordea AB (Sweden)	448,816	3,566,451	244,399	1,942,081	87,633	696,363
Northern Trust Corp.	9,394	504,270	7,821	419,831	3,353	179,989
NorthStar Realty Finance Corp. (R)	39,436	111,604	27,968	79,149	10,292	29,126
Old Mutual PLC (South Africa)	1,184,697	1,578,420	645,134	859,538	214,100	285,254
optionsXpress Holdings, Inc.	9,657	149,973	6,946	107,871	2,715	42,164
Oriental Financial Group (Puerto Rico)	24,629	238,901	17,433	169,100	6,877	66,707
ORIX Corp. (Japan)	10,920	643,981	8,750	516,010	5,780	340,862
Penson Worldwide, Inc. (NON) (SG) (SB)	36,810	329,450	26,204	234,526	9,760	87,352
Pico Holdings, Inc. (NON)	8,622	247,451	7,223	207,300	4,127	118,445
Platinum Underwriters Holdings, Ltd. (Bermuda)	6,494	185,663	4,584	131,057	1,813	51,834
PNC Financial Services Group, Inc.	12,400	481,244	10,400	403,624	4,500	174,645
Principal Financial Group	39,800	749,832	32,800	617,952	14,600	275,064
ProLogis Trust (R)	55,300	445,718	45,500	366,730	20,200	162,812
Prudential Financial, Inc.	12,900	480,138	10,600	394,532	4,700	174,934
PS Business Parks, Inc. (R)	7,726	374,247	5,694	275,817	2,148	104,049
Public Storage, Inc. (R)	14,200	929,816	11,700	766,116	5,200	340,496
Qatar National Bank SAQ (Qatar)	27,205	893,289	--	--	--	--
QBE Insurance Group, Ltd. (Australia)	7,984	127,613	4,364	69,752	1,494	23,879
Ramco-Gershenson Properties (R)	15,288	153,033	11,454	114,655	4,049	40,530
Royal Bank of Canada (Canada)	15,200	622,472	12,200	499,616	8,171	334,620
RSA Insurance Group PLC (United Kingdom)	140,933	279,805	113,154	224,653	76,618	152,115
Sai-Soc Assicuratrice Industriale SpA (SAI) (Italy)	44,825	728,355	23,884	388,087	8,101	131,632
Saul Centers, Inc. (R)	5,681	167,987	4,038	119,404	1,580	46,721
SeaBright Insurance Holdings, Inc. (NON)	30,050	304,407	22,574	228,675	8,804	89,185
Shimo Property Holdings, Ltd. (China)	233,500	451,356	--	--	--	--
Sierra Bancorp (SB)	11,691	147,657	8,253	104,235	3,275	41,363
SL Green Realty Corp. (R) (SB)	15,670	359,470	11,198	256,882	4,364	100,110
Smithtown Bancorp, Inc.	12,130	155,143	8,739	111,772	3,260	41,695
Societe Generale (France)	13,897	758,835	11,191	611,076	7,384	403,197
State Bank of India, Ltd. (India)	27,760	1,009,550	--	--	--	--
State Street Corp.	42,647	2,012,938	35,538	1,677,394	15,556	734,243
Suffolk Bancorp (SG) (SB)	11,599	297,398	8,680	222,555	3,374	86,509
Sumitomo Mitsui Financial Group, Inc. (Japan)	22,600	913,860	18,100	731,897	12,000	485,235
Sumitomo Mitsui Financial Group, Inc. 144A (Japan)	1,900	76,829	1,600	64,698	1,000	40,436
Sunstone Hotel Investors, Inc.	21,458	114,800	15,429	82,545	5,998	32,089
SWS Group, Inc.	34,691	484,633	24,658	344,472	9,795	136,836
TD Ameritrade Holding Corp. (NON)	55,500	973,470	45,700	801,578	20,300	356,062
Toronto-Dominion Bank (Canada)	6,800	351,767	5,468	282,862	3,677	190,213
TradeStation Group, Inc. (NON)	62,144	525,738	45,227	382,620	17,723	149,937
Travelers Cos., Inc. (The)	33,718	1,383,787	28,221	1,158,190	12,136	498,061
Turkiye Garanti Bankasi AS (Turkey) (NON)	278,695	747,001	--	--	--	--
U.S. Bancorp (SB)	140,222	2,512,778	117,285	2,101,747	50,743	909,315
UniCredito Italiano SpA (Italy)	1,925,044	4,935,945	1,048,266	2,687,826	375,871	963,759
Universal Health Realty Income Trust (R)	3,694	116,435	2,608	82,204	1,036	32,655
Universal Insurance Holdings, Inc.	33,052	165,921	23,252	116,725	9,355	46,962
Uranium Participation Corp. (Canada) (NON)	7,224	46,394	5,822	37,390	3,327	21,367
Urstadt Biddle Properties, Inc. Class A (R)	11,766	165,665	8,329	117,272	3,286	46,267
Validus Holdings, Ltd. (Bermuda) (SG) (SB)	7,515	165,180	5,285	116,164	2,128	46,773
W.R. Berkley Corp.	63,310	1,359,266	52,993	1,137,760	22,830	490,160
Wells Fargo & Co.	208,585	5,060,272	174,479	4,232,861	75,083	1,821,514
Westfield Group (Australia)	41,807	381,458	33,417	304,906	22,066	201,336
Westpac Banking Corp. (Australia)	136,233	2,210,586	74,185	1,203,764	26,656	432,534
Wharf (Holdings), Ltd. (Hong Kong)	81,000	342,442	64,000	270,571	44,000	186,018
Wilshire Bancorp, Inc.	21,020	120,865	14,909	85,727	5,480	31,510
World Acceptance Corp. (NON)	15,176	302,154	11,476	228,487	4,480	89,197
WSFS Financial Corp.	5,780	157,852	4,241	115,822	1,558	42,549
Yuanta Financial Holding Co., Ltd. (Taiwan)	570,000	381,451	--	--	--	--
Zurich Financial Services AG (Switzerland)	5,513	976,979	4,424	783,993	2,944	521,717
		143,107,505		91,595,651		41,075,089

Health care		6.3%		5.7%		3.6%
Abbott Laboratories	30,200	1,420,608	24,900	1,171,296	11,000	517,440
Aetna, Inc.	44,127	1,105,381	36,873	923,669	15,879	397,769
Alapis Holding Industrial and Commercial SA (Greece)	275,028	386,422	219,051	307,773	145,967	205,088
Alkermes, Inc. (NON)	16,734	181,062	11,753	127,167	4,631	50,107
Allscripts-Misys Healthcare Solutions, Inc. (SG) (SC)	19,364	307,113	16,448	260,865	9,841	156,078
Alnylam Pharmaceuticals, Inc. (NON) (SG) (SB)	8,009	178,360	5,630	125,380	2,185	48,660
Amedisys, Inc. (NON) (SG) (SB)	11,727	387,226	8,279	273,373	3,230	106,655
American Medical Systems Holdings, Inc. (NON)	11,205	177,039	8,064	127,411	3,129	49,438
American Oriental Bioengineering, Inc. (China) (NON)
(SG) (SB) (SC)	69,456	367,422	50,681	268,102	18,110	95,802
Amgen, Inc. (NON)	81,805	4,330,757	68,387	3,620,408	29,435	1,558,289
AmSurg Corp. (NON)	7,856	168,433	5,481	117,513	2,184	46,825
Assisted Living Concepts, Inc. Class A (NON)	10,185	148,192	8,533	124,155	4,894	71,208
Astellas Pharma, Inc. (Japan)	57,300	2,023,962	38,300	1,352,840	19,700	695,847
AstraZeneca PLC (United Kingdom)	125,879	5,546,415	68,547	3,020,282	23,919	1,053,907
athenahealth, Inc. (NON)	20,600	762,406	17,600	651,376	7,500	277,575
Baxter International, Inc.	28,858	1,528,320	24,175	1,280,308	10,402	550,890
Becton, Dickinson and Co.	48,151	3,433,648	40,303	2,874,007	17,356	1,237,656
Biogen Idec, Inc. (NON)	18,300	826,245	15,100	681,765	6,700	302,505
Bristol-Myers Squibb Co.	164,396	3,338,883	137,508	2,792,787	59,074	1,199,793
Brookdale Senior Living, Inc. (SG)	31,935	311,047	26,753	260,574	15,345	149,460
Cantel Medical Corp. (NON)	23,716	384,911	17,136	278,117	6,531	105,998
Centene Corp. (NON)	14,032	280,359	9,909	197,982	3,773	75,385
Cephalon, Inc. (NON) (SB)	20,721	1,173,845	17,323	981,348	7,453	422,212
Cerner Corp. (NON)	5,654	352,188	4,767	296,936	2,692	167,685
Computer Programs & Systems, Inc.	5,434	208,177	4,616	176,839	2,737	104,854
Coventry Health Care, Inc. (NON)	68,627	1,284,011	57,420	1,074,328	24,723	462,567
Cubist Pharmaceuticals, Inc. (NON)	15,724	288,221	11,277	206,707	4,164	76,326
Depomed, Inc. (NON)	70,180	228,085	48,190	156,618	17,910	58,208
Eclipsys Corp. (NON)	18,266	324,769	15,515	275,857	9,228	164,074
Eli Lilly & Co. (SG) (SB)	84,686	2,933,523	70,075	2,427,398	30,899	1,070,341
Emergent Biosolutions, Inc. (NON) (SG) (SB)	12,327	176,646	8,862	126,992	3,478	49,840
Emeritus Corp. (NON)	20,068	265,098	16,811	222,073	9,643	127,384
Endo Pharmaceuticals Holdings, Inc. (NON)	21,061	377,413	14,798	265,180	5,855	104,922
Ensign Group, Inc. (The)	2,780	39,559	2,328	33,127	1,335	18,997
Enzon Pharmaceuticals, Inc. (NON)	30,431	239,492	21,492	169,142	7,779	61,221
Express Scripts, Inc. (NON)	26,277	1,806,544	21,344	1,467,400	9,649	663,369
Forest Laboratories, Inc. (NON)	59,489	1,493,769	49,732	1,248,771	21,424	537,957
Gen-Probe, Inc. (NON)	30,849	1,325,890	25,802	1,108,970	11,112	477,594
Gentiva Health Services, Inc. (NON)	11,124	183,101	7,995	131,598	3,104	51,092
Genzyme Corp. (NON)	29,300	1,631,131	24,300	1,352,781	10,700	595,669
Gilead Sciences, Inc. (NON)	22,200	1,039,848	18,600	871,224	8,000	374,720
GlaxoSmithKline PLC (United Kingdom)	172,396	3,037,480	93,877	1,654,038	33,661	593,080
Health Management Associates, Inc. Class A (NON)	85,758	423,645	61,072	301,696	24,090	119,005
Hi-Tech Pharmacal Co., Inc. (NON)	22,674	201,799	16,334	145,373	6,324	56,284
Humana, Inc. (NON)	29,700	958,122	24,800	800,048	10,700	345,182
Isis Pharmaceuticals, Inc. (NON)	13,500	222,750	9,569	157,889	3,610	59,565
Johnson & Johnson	127,433	7,238,194	106,580	6,053,744	45,909	2,607,631
Kindred Healthcare, Inc. (NON)	21,679	268,169	18,161	224,652	10,417	128,858
Kinetic Concepts, Inc. (NON) (SG)	15,820	431,095	11,287	307,571	4,424	120,554
King Pharmaceuticals, Inc. (NON) (SG)	14,657	141,147	10,352	99,690	4,020	38,713
LHC Group, Inc. (NON)	9,684	215,082	6,808	151,206	2,656	58,990
LifePoint Hospitals, Inc. (NON)	6,050	158,813	4,349	114,161	1,690	44,363
Luminex Corp. (NON)	11,575	214,601	8,323	154,308	3,257	60,385
Magellan Health Services, Inc. (NON)	6,712	220,288	4,723	155,009	1,892	62,095
Martek Biosciences Corp. (NON)	16,757	354,411	13,297	281,232	6,765	143,080
Maxygen, Inc. (NON)	59,608	400,566	42,417	285,042	16,833	113,118
McKesson Corp.	29,638	1,304,072	24,548	1,080,112	11,879	522,676
Medicis Pharmaceutical Corp. Class A	13,040	212,813	9,371	152,935	3,692	60,253
Medtronic, Inc.	39,973	1,394,658	33,173	1,157,406	14,569	508,312
Merck & Co., Inc. (SG) (SB)	124,754	3,488,122	102,245	2,858,770	43,686	1,221,461
Millipore Corp. (NON)	2,781	195,254	2,330	163,589	1,332	93,520
Mylan, Inc. (NON) (SG) (SB) (SC)	129,824	1,694,203	108,579	1,416,956	46,744	610,009
Myriad Genetics, Inc. (NON)	12,319	439,172	8,854	315,645	3,497	124,668
Novartis AG (Switzerland)	89,471	3,639,256	58,319	2,372,140	29,748	1,210,008
Noven Pharmaceuticals, Inc. (NON)	18,921	270,570	13,602	194,509	5,306	75,876
Obagi Medical Products, Inc. (NON)	27,164	198,026	19,197	139,946	7,111	51,839
Omega Healthcare Investors, Inc. (R)	11,866	184,160	8,437	130,942	3,301	51,232
Omnicare, Inc.	33,800	870,688	28,100	723,856	12,300	316,848
Ono Pharmaceutical Co., Ltd. (Japan)	5,900	261,017	4,800	212,353	3,200	141,569
Onyx Pharmaceuticals, Inc. (NON)	4,910	138,757	3,578	101,114	1,333	37,671

OSI Pharmaceuticals, Inc. (NON)	7,828	220,984	5,680	160,346	2,001	56,488
Osiris Therapeutics, Inc. (NON) (SG) (SB)	11,800	158,474	8,337	111,966	3,200	42,976
Pall Corp.	5,532	146,930	4,634	123,079	2,648	70,331
Par Pharmaceutical Cos., Inc. (NON)	18,335	277,775	13,072	198,041	5,072	76,841
Perrigo Co.	6,780	188,348	4,799	133,316	1,810	50,282
Pfizer, Inc.	421,190	6,317,850	346,600	5,199,000	153,969	2,309,535
Quality Systems, Inc. (SG) (SB) (SC)	17,326	986,889	14,554	828,996	6,993	398,321
Questcor Pharmaceuticals, Inc. (NON)	38,915	194,575	28,262	141,310	10,510	52,550
Roche Holding AG (Switzerland)	17,754	2,418,192	14,228	1,937,931	9,468	1,289,593
Sanofi-Aventis (France)	51,239	3,015,898	27,902	1,642,296	9,711	571,584
Santarus, Inc. (NON)	95,434	269,124	68,159	192,208	24,827	70,012
Schering-Plough Corp.	75,313	1,891,863	62,976	1,581,957	27,130	681,506
Sepracor, Inc. (NON)	30,372	526,043	21,420	370,994	8,434	146,077
Sequenom, Inc. (NON) (SG) (SB)	19,500	76,245	13,766	53,825	5,300	20,723
Skilled Healthcare Group, Inc. Class A (NON)	5,244	39,330	4,393	32,948	2,520	18,900
St. Jude Medical, Inc. (NON)	36,900	1,516,590	30,200	1,241,220	13,500	554,850
Steris Corp.	15,078	393,234	10,634	277,335	4,229	110,292
Sun Healthcare Group, Inc. (NON)	29,379	247,959	24,612	207,725	14,117	119,147
Sunrise Senior Living, Inc. (NON) (SG) (SB)	69,742	115,074	58,425	96,401	33,512	55,295
Suzuken Co., Ltd. (Japan)	10,500	303,597	8,400	242,878	5,500	159,027
Taisho Pharmaceutical Co., Ltd. (Japan)	52,000	984,106	28,000	529,903	10,000	189,251
Takeda Pharmaceutical Co., Ltd. (Japan)	26,800	1,041,304	14,600	567,277	5,000	194,273
Techne Corp.	3,872	247,072	2,739	174,776	1,036	66,107
Terumo Corp. (Japan)	11,100	488,600	8,900	391,760	5,900	259,706
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	21,523	1,061,945	8,325	410,756	5,481	270,433
UCB SA (Belgium)	13,047	418,578	10,612	340,457	6,864	220,213
UnitedHealth Group, Inc.	45,900	1,146,582	38,400	959,232	16,600	414,668
Valeant Pharmaceuticals International (NON) (SG)	8,853	227,699	6,291	161,805	2,452	63,065
Varian Medical Systems, Inc. (NON) (SB) (SC)	33,720	1,184,921	27,848	978,579	12,276	431,379
WellCare Health Plans, Inc. (NON)	11,338	209,640	8,155	150,786	3,187	58,928
WellPoint, Inc. (NON)	19,251	979,683	16,075	818,057	7,013	356,892
		99,037,555		75,593,531		33,497,497

Technology		8.0%		7.0%		4.6%
3Com Corp. (NON)	92,351	434,973	65,438	308,213	24,959	117,557
3PAR, Inc. (NON)	25,527	316,535	21,384	265,162	12,218	151,503
Accenture, Ltd. Class A	51,614	1,727,004	43,210	1,445,807	18,827	629,951
Acme Packet, Inc. (NON)	62,700	634,524	44,206	447,365	17,000	172,040
Actuate Corp. (NON)	34,745	166,081	24,978	119,395	9,744	46,576
Acxiom Corp.	33,215	293,288	24,785	218,852	9,639	85,112
ADC Telecommunications, Inc. (NON) (SG) (SB) (SC)	77,033	613,183	54,224	431,623	21,397	170,320
Adobe Systems, Inc. (NON)	15,974	452,064	13,382	378,711	7,646	216,382
Advanced Battery Technologies, Inc. (NON) (SG) (SB)
(SC)	79,744	320,571	59,801	240,400	27,111	108,986
Akamai Technologies, Inc. (NON) (SG)	31,180	598,032	26,121	501,001	14,925	286,262
Amkor Technologies, Inc. (NON) (SG) (SB)	38,128	180,345	27,429	129,739	10,688	50,554
ANSYS, Inc. (NON)	5,212	162,406	3,745	116,694	1,474	45,930
Apple, Inc. (NON)	59,053	8,410,919	48,683	6,933,920	21,017	2,993,451
ARRIS Group, Inc. (NON) (SG) (SB)	100,502	1,222,104	71,316	867,203	27,702	336,856
Atmel Corp. (NON)	57,070	212,871	40,138	149,715	15,030	56,062
Autonomy Corp. PLC (United Kingdom) (NON)	11,510	272,875	9,200	218,110	6,075	144,024
Avnet, Inc. (NON)	37,128	780,802	31,055	653,087	13,363	281,024
Badger Meter, Inc.	5,019	205,779	4,205	172,405	2,403	98,523
Black Box Corp.	10,146	339,587	7,362	246,406	2,965	99,239
Blackboard, Inc. (NON)	5,197	149,985	3,734	107,763	1,472	42,482
BMC Software, Inc. (NON)	30,289	1,023,465	24,686	834,140	11,166	377,299
Brocade Communications Systems, Inc. (NON)	71,221	556,948	51,177	400,204	20,042	156,728
BYD Co., Ltd. (China) (NON)	72,500	289,947	60,000	239,956	34,500	137,975
China BAK Battery, Inc. (China) (NON) (SB)	33,200	97,940	29,000	85,550	15,400	45,430
Cisco Systems, Inc. (NON)	379,033	7,065,175	317,092	5,910,595	140,928	2,626,898
Citrix Systems, Inc. (NON) (SG) (SB)	22,861	729,037	19,151	610,725	10,942	348,940
Compuware Corp. (NON)	67,369	462,151	53,987	370,351	24,808	170,183
Concur Technologies, Inc. (NON) (SB)	15,341	476,798	12,852	399,440	7,343	228,220
CSG Systems International, Inc. (NON)	34,116	451,696	23,960	317,230	9,521	126,058
Dell, Inc. (NON) (SG) (SB) (SC)	42,763	587,136	35,733	490,614	15,402	211,469
Dionex Corp. (NON)	3,413	208,295	2,452	149,646	964	58,833
Ducommun, Inc.	10,258	192,748	7,276	136,716	2,841	53,382
eBay, Inc. (NON)	55,758	955,135	46,629	798,755	20,085	344,056
EMC Corp. (NON)	343,506	4,499,929	287,343	3,764,193	129,309	1,693,948
Emulex Corp. (NON)	23,007	225,008	16,063	157,096	6,397	62,563
Energy Conversion Devices, Inc. (NON) (SG) (SB)	3,273	46,313	2,995	42,379	1,614	22,838
EnerSys (NON)	9,013	163,946	7,445	135,425	4,254	77,380
F5 Networks, Inc. (NON) (SG) (SB)	48,949	1,693,146	37,480	1,296,433	17,782	615,079
FEI Co. (NON)	68,000	1,557,200	54,200	1,241,180	32,300	739,670
Fujitsu, Ltd. (Japan)	154,000	834,442	124,000	671,888	83,000	449,732
Google, Inc. Class A (NON)	16,932	7,138,362	13,993	5,899,309	6,270	2,643,369
Greatbatch, Inc. (NON)	6,236	140,996	5,295	119,720	3,026	68,418
Greatek Electronics, Inc. (Taiwan)	24,000	18,690	--	--	--	--
GS Yuasa Corp. (Japan) (SG) (SB) (SC)	29,000	254,611	24,000	210,713	14,000	122,916
Hewlett-Packard Co.	92,644	3,580,691	76,828	2,969,402	33,631	1,299,838
Hitachi, Ltd. (Japan)	1,084,000	3,357,223	590,000	1,827,271	205,000	634,899
Hon Hai Precision Industry Co., Ltd. (Taiwan)	502,950	1,548,551	--	--	--	--
HTC Corp. (Taiwan)	36,000	506,334	--	--	--	--
Hynix Semiconductor, Inc. (South Korea) (NON)	6,600	70,326	5,320	56,687	3,520	37,507
i2 Technologies, Inc. (NON) (SG)	24,200	303,710	17,062	214,128	6,500	81,575
IBM Corp.	70,120	7,321,930	58,015	6,057,926	25,195	2,630,862
Intel Corp.	441,853	7,312,667	369,541	6,115,904	159,139	2,633,750
IXYS Corp.	38,372	388,325	27,417	277,460	10,203	103,254
Ju Teng International Holdings, Ltd. (Hong Kong)	778,000	418,782	624,000	335,887	412,000	221,771
Juniper Networks, Inc. (NON)	26,790	632,244	22,442	529,631	12,823	302,623
Lexmark International, Inc. Class A (NON)	42,400	672,040	34,800	551,580	15,600	247,260
LG Display Co., Ltd. (South Korea)	11,160	278,455	8,750	218,322	5,930	147,960
LG Electronics, Inc. (South Korea)	4,478	409,161	3,601	329,028	2,422	221,302
Logitech International SA (Switzerland) (NON)	20,242	282,230	16,268	226,822	10,694	149,104
Longtop Financial Technologies Ltd. ADR (China) (NON)	12,626	310,095	10,054	246,926	6,732	165,338
MedAssets, Inc. (NON)	11,687	227,312	9,928	193,100	5,957	115,864
MEMC Electronic Materials, Inc. (NON)	6,402	114,020	5,305	94,482	3,031	53,982
Micron Technology, Inc. (NON)	73,016	369,461	58,141	294,193	38,724	195,943
Microsoft Corp.	410,529	9,758,274	338,429	8,044,457	149,546	3,554,708
Multi-Fineline Electronix, Inc. (NON)	10,862	232,447	7,807	167,070	3,031	64,863
National Semiconductor Corp. (SG) (SB) (SC)	134,329	1,685,829	112,396	1,410,570	48,424	607,721
NCR Corp. (NON)	38,704	457,868	32,356	382,771	13,948	165,005
NEC Corp. (Japan) (NON)	792,000	3,091,992	431,000	1,682,637	150,000	585,605
NetApp, Inc. (NON) (SG) (SC)	29,230	576,416	24,487	482,884	13,991	275,903
Netezza Corp. (NON)	31,681	263,586	22,763	189,388	8,949	74,456
NetSuite, Inc. (NON) (SG) (SB) (SC)	15,022	177,410	12,585	148,629	7,190	84,914
Nippon Electric Glass Co., Ltd. (Japan)	17,000	189,485	13,000	144,900	9,000	100,315
NTT Data Corp. (Japan)	906	2,921,427	494	1,592,919	177	570,742
NVIDIA Corp. (NON) (SG) (SB)	39,785	449,173	33,260	375,505	14,326	161,741
Omnicell, Inc. (NON)	16,458	176,924	13,980	150,285	8,284	89,053
OpenTV Corp. Class A (NON)	88,553	116,890	63,669	84,043	24,914	32,886
Oracle Corp.	169,838	3,637,930	139,249	2,982,714	61,886	1,325,598
OSI Systems, Inc. (NON)	13,451	280,453	9,542	198,951	3,594	74,935
Parametric Technology Corp. (NON)	16,135	188,618	11,347	132,646	4,570	53,423
Perfect World Co., Ltd. ADR (China) (NON) (SG)	18,431	527,127	4,100	117,260	2,800	80,080
Perot Systems Corp. Class A (NON)	13,691	196,192	9,665	138,499	3,836	54,970
Qualcomm, Inc.	16,394	741,009	13,722	620,234	5,905	266,906
Quest Software, Inc. (NON)	31,792	443,180	22,569	314,612	8,685	121,069
Red Hat, Inc. (NON)	39,317	791,451	27,959	562,815	11,142	224,288
Renesola, Ltd. ADR (China) (NON)	9,000	50,670	7,900	44,477	4,200	23,646
Rohm Co., Ltd. (Japan)	2,900	210,626	2,300	167,048	1,600	116,207
Roth & Rau AG (Germany) (NON)	1,770	57,824	1,499	48,971	857	27,997
Saft Groupe SA (France)	4,408	175,255	3,750	149,094	2,143	85,202
Salesforce.com, Inc. (NON)	16,190	617,972	13,563	517,700	7,749	295,779
Samsung Electronics Co., Ltd. (South Korea)	5,729	2,653,544	729	337,656	490	226,957
Seagate Technology	100,900	1,055,414	82,800	866,088	37,100	388,066
Silicon Graphics International Corp. (NON)	58,566	265,890	42,191	191,547	16,334	74,156
Sohu.com, Inc. (China) (NON) (SG) (SB)	39,930	2,508,802	22,245	1,397,653	9,486	596,005
Solarworld AG (Germany)	3,199	75,606	2,697	63,742	1,541	36,421
SPSS, Inc. (NON)	10,762	359,128	7,643	255,047	2,751	91,801
Starent Networks Corp. (NON)	8,320	203,091	5,833	142,384	2,292	55,948
SXC Health Solutions Corp. (Canada) (NON)	6,357	162,373	5,399	137,903	3,168	80,918
Symantec Corp. (NON) (SG)	167,105	2,600,154	139,745	2,174,432	60,196	936,650
Synaptics, Inc. (NON) (SG) (SB) (SC)	7,745	299,344	5,438	210,179	2,146	82,943
Synopsys, Inc. (NON)	10,388	202,670	7,308	142,579	2,941	57,379
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	628,782	1,044,747	--	--	--	--
Take-Two Interactive Software, Inc. (NON)	28,831	273,030	20,796	196,938	7,413	70,201
Tandberg ASA (Norway)	18,000	304,063	14,500	244,940	9,500	160,478
Tech Data Corp. (NON)	7,456	243,886	5,205	170,256	2,073	67,808
Texas Instruments, Inc.	100,746	2,145,890	82,873	1,765,195	37,122	790,699
THQ, Inc. (NON)	40,797	292,107	29,328	209,988	11,441	81,918
TIBCO Software, Inc. (NON)	66,897	479,651	47,645	341,615	18,154	130,164
TTM Technologies, Inc. (NON)	56,954	453,354	41,672	331,709	15,413	122,687
UBISOFT Entertainment (France) (NON)	11,348	277,646	9,127	223,305	6,136	150,126
Ultralife Batteries, Inc. (NON)	10,671	76,511	9,133	65,484	5,219	37,420
United Microelectronics Corp. ADR (Taiwan) (SG) (SB)
(SC)	59,900	158,136	48,300	127,512	32,000	84,480
United Online, Inc.	34,050	221,666	24,311	158,265	9,295	60,510
Valence Technology, Inc. (NON) (SG) (SB) (SC)	41,700	74,643	36,400	65,156	20,900	37,411
Veeco Instruments, Inc. (NON)	75,400	873,886	61,200	709,308	35,900	416,081
Venture Corp., Ltd. (Singapore)	47,000	225,615	40,000	192,013	26,000	124,808
VMware, Inc. Class A (NON)	44,037	1,200,889	35,861	977,929	17,646	481,206
Watts Water Technologies, Inc. Class A	9,039	194,700	7,573	163,122	4,327	93,204
Western Digital Corp. (NON) (SG) (SB)	66,266	1,756,049	54,664	1,448,596	24,347	645,196
Wincor Nixdorf AG (Germany)	3,204	179,823	2,585	145,082	1,712	96,085
Wistron Corp. (Taiwan)	556,000	917,830	--	--	--	--
Xilinx, Inc.	24,242	495,991	20,249	414,295	8,718	178,370
		125,558,756		93,493,575		42,331,158

Transportation		1.1%		0.8%		0.6%
Air Arabia (United Arab Emirates)	3,579,423	915,033	--	--	--	--
British Airways PLC (United Kingdom)	820,144	1,689,983	446,603	920,267	156,290	322,050
Central Japan Railway Co. (Japan)	318	1,953,757	174	1,069,037	62	380,921
ComfortDelgro Corp., Ltd. (Singapore)	702,000	619,927	473,000	417,700	254,000	224,304
CSX Corp.	33,998	1,177,351	28,442	984,946	12,408	429,689
D/S Norden (Denmark)	13,947	480,018	11,184	384,923	7,453	256,512
D/S Norden 144A (Denmark)	2,356	81,087	1,920	66,081	1,238	42,609
Deutsche Post AG (Germany)	22,764	297,776	18,315	239,578	12,243	160,150
DP World, Ltd. (United Arab Emirates)	3,137,847	1,132,763	1,196,472	431,926	785,914	283,715
easyJet PLC (United Kingdom) (NON)	96,149	428,727	77,040	343,520	50,725	226,182
FedEx Corp. (SG) (SB)	42,700	2,374,974	35,700	1,985,634	15,500	862,110
Hawaiian Holdings, Inc. (NON)	29,356	176,723	20,654	124,337	8,334	50,171
International Shipholding Corp.	8,596	231,748	6,062	163,432	2,410	64,974
Knightsbridge Tankers, Ltd. (Bermuda)	12,708	173,337	9,067	123,674	3,252	44,357
Macquarie Infrastructure Group (Australia)	155,575	178,983	126,691	145,753	82,261	94,638
Norfolk Southern Corp.	37,379	1,408,067	31,265	1,177,753	13,450	506,662
Qantas Airways, Ltd. (Australia)	99,827	161,317	80,497	130,081	53,283	86,104
Ryder System, Inc.	39,568	1,104,739	33,078	923,538	14,251	397,888
SembCorp Marine, Ltd. (Singapore)	625,000	1,151,945	342,000	630,344	117,000	215,644
Singapore Airlines, Ltd. (Singapore)	65,000	595,626	52,000	476,501	34,000	311,558

Teekay Tankers, Ltd. Class A (Bahamas)		13,735	127,598	9,642	89,574	3,769	35,014
Wabtec Corp.		18,992	610,973	13,365	429,952	5,237	168,474
			17,072,452		11,258,551		5,163,726

Utilities and power			2.8%		2.2%		1.5%
A2A SpA (Italy)		625,317	1,144,578	341,929	625,866	113,008	206,849
AES Corp. (The) (NON)		126,868	1,472,937	106,108	1,231,914	45,711	530,705
Alliant Energy Corp.		27,958	730,543	23,575	616,015	10,318	269,609
American States Water Co.		3,581	124,046	3,000	103,920	1,714	59,373
Aqua America, Inc.		10,054	179,967	8,422	150,754	4,812	86,135
Babcock & Brown Wind Partners (Australia)		158,062	146,207	133,729	123,699	76,409	70,678
BKW FMB Energie AG (Switzerland)		1,877	138,853	1,551	114,737	887	65,617
California Water Service Group		3,247	119,619	2,720	100,205	1,554	57,249
Centrica PLC (United Kingdom)		219,309	806,337	175,452	645,087	116,453	428,165
CEZ AS (Czech Republic)		5,557	250,790	4,466	201,553	2,994	135,121
Chubu Electric Power, Inc. (Japan)		45,000	1,040,162	24,000	554,753	8,400	194,164
Cia de Saneamento Basico do Estado de Sao Paulo ADR
(Brazil)		7,088	212,569	5,938	178,081	3,393	101,756
CMS Energy Corp. (SG) (SB) (SC)		50,700	612,456	42,400	512,192	18,200	219,856
Companhia Energetica de Minas Gerais - CEMIG ADR
(Brazil)		36,252	487,227	--	--	--	--
Consolidated Water Co., Inc. (Cayman Islands)		3,671	58,185	3,576	56,680	1,758	27,864
DPL, Inc. (SG) (SB)		9,934	230,171	7,061	163,603	2,763	64,019
E.ON AG (Germany)		13,713	487,133	11,026	391,682	7,296	259,179
EDF Energies Nouvelles SA (France)		4,928	244,990	4,173	207,456	2,385	118,567
Edison International		81,333	2,558,736	68,232	2,146,579	29,198	918,569
El Paso Electric Co. (NON)		13,170	183,853	9,675	135,063	3,500	48,860
Electricite de France (France)		7,601	370,959	6,381	311,418	3,646	177,939
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA
Class B (Preference) (Brazil)		43,352	768,641	--	--	--	--
Enel SpA (Italy)		168,999	823,982	90,171	439,643	30,542	148,912
Energen Corp.		17,085	681,692	14,086	562,031	6,267	250,053
Energias de Portugal (EDP) SA (Portugal)		520,402	2,043,547	283,381	1,112,798	99,239	389,698
Enersis SA ADR (Chile)		58,717	1,084,503	--	--	--	--
Entergy Corp.		3,117	241,630	2,689	208,451	1,548	120,001
Exelon Corp.		26,637	1,364,081	22,273	1,140,600	10,370	531,048
Fersa Energias Renovables SA (Spain)		39,050	117,907	32,925	99,413	20,481	61,840
FirstEnergy Corp.		11,850	459,188	9,607	372,271	4,343	168,291
FPL Group, Inc. (SG) (SB)		25,078	1,425,935	20,991	1,193,548	10,136	576,333
Gaz de France SA (France)		12,582	470,420	10,541	394,111	6,023	225,190
Hera SpA (Italy)		236,073	576,214	189,156	461,697	124,544	303,990
Hokkaido Electric Power Co., Inc. (Japan)		8,400	157,278	7,300	136,682	4,200	78,639
Hokuriku Electric Power Co. (Japan)		7,500	171,432	6,500	148,575	3,800	86,859
Huaneng Power International, Inc. (China)		1,060,000	739,535	58,000	40,465	34,000	23,721
International Power PLC (United Kingdom)		109,154	428,786	91,442	359,208	52,248	205,244
Kansai Electric Power, Inc. (Japan)		12,100	267,011	10,500	231,703	6,100	134,609
Kyushu Electric Power Co., Inc. (Japan)		11,000	236,736	9,600	206,606	5,500	118,368
Mirant Corp. (NON) (SG) (SB) (SC)		117,008	1,841,706	91,644	1,442,477	40,015	629,836
National Grid PLC (United Kingdom)		278,181	2,510,304	151,482	1,366,973	52,727	475,808
NRG Energy, Inc. (NON)		30,400	789,184	25,400	659,384	10,900	282,964
NV Energy, Inc.		66,200	714,298	55,300	596,687	23,800	256,802
OGE Energy Corp.		19,831	561,614	16,579	469,517	7,141	202,233
Ormat Technologies, Inc.		1,893	76,307	1,643	66,229	939	37,851
PG&E Corp.		36,072	1,386,608	30,512	1,172,881	12,929	496,991
Pike Electric Corp. (NON)		39,863	480,349	28,387	342,063	11,134	134,165
PPL Corp.		44,300	1,460,128	36,500	1,203,040	16,200	533,952
Public Power Corp. SA (Greece)		79,341	1,634,284	46,515	958,126	19,132	394,085
Public Service Enterprise Group, Inc.		10,077	328,813	8,391	273,798	3,592	117,207
RWE AG (Germany)		3,414	269,737	2,702	213,483	1,839	145,298
Sempra Energy		27,751	1,377,282	23,250	1,153,898	10,015	497,044
Severn Trent PLC (United Kingdom)		11,778	212,556	9,867	178,068	5,638	101,748
Shikoku Electric Power Co., Inc. (Japan)		7,000	208,959	6,100	182,093	3,500	104,480
SJW Corp.		4,023	91,322	3,370	76,499	1,926	43,720
Southwest Water Co.		8,006	44,193	6,707	37,023	3,832	21,153
Terna SPA (Italy)		402,720	1,344,268	223,431	745,806	76,095	254,003
Toho Gas Co., Ltd. (Japan)		11,000	44,684	6,000	24,373	2,000	8,124
Tokyo Electric Power Co. (Japan)		133,800	3,439,018	72,900	1,873,725	25,400	652,848
Tokyo Gas Co., Ltd. (Japan)		169,000	604,149	135,000	482,604	90,000	321,736
TransAlta Corp. (Canada)		2,292	44,021	1,919	36,857	1,097	21,069
Unitil Corp.		9,776	201,581	6,887	142,010	2,752	56,746
Veolia Environnement (France)		12,132	358,709	10,164	300,521	5,808	171,726
VeraSun Energy Corp. (NON)		37,394	748	31,589	632	17,019	340
			43,683,658		29,677,826		13,424,999

Total common stocks (cost $951,876,789, $674,445,950 and $295,980,802)			$901,921,366		$626,074,174		$280,873,880

CORPORATE BONDS AND NOTES(a)		Growth 12.6%		Balanced 14.9%		Conservative 19.4%

		Principal amount	Value	Principal amount	Value	Principal amount	Value

Basic materials			1.0%		1.1%		1.2%
Airgas, Inc. 144A company guaranty sr. sub. notes
7 1/8s, 2018		$270,000	$253,125	$240,000	$225,000	$160,000	$150,000
AK Steel Corp. company guaranty sr. unsec. notes
7 3/4s, 2012		160,000	155,200	140,000	135,800	95,000	92,150
Aleris International, Inc. company guaranty sr. unsec.
notes 9s, 2014 (In default) (NON)(PIK)		285,000	3,206	295,000	3,319	135,000	1,519
ArcelorMittal sr. unsec. unsub. 9.85s, 2019
(Luxembourg)		130,000	139,998	65,000	69,999	--	--
ArcelorMittal sr. unsec. unsub. notes 6 1/8s, 2018
(Luxembourg)		--	--	258,000	225,750	920,000	805,000
BHP Billiton Finance USA, Ltd. company guaranty sr.
unsec. unsub. notes 6 1/2s, 2019 (Canada)		210,000	233,210	460,000	510,842	565,000	627,447
Builders FirstSource, Inc. company guaranty sr. notes
FRN 5.133s, 2012		265,000	113,950	250,000	107,500	120,000	51,600
Clondalkin Acquisition BV 144A company guaranty sr.
notes FRN 2.629s, 2013 (Netherlands)		75,000	51,375	75,000	51,375	75,000	51,375
Compass Minerals International, Inc. 144A sr. notes
8s, 2019		165,000	163,556	145,000	143,731	100,000	99,125
Dow Chemical Co. (The) sr. unsec. notes 7.6s, 2014		233,000	239,990	207,000	213,210	75,000	77,250
Dow Chemical Co. (The) Pass Through Trust 144A company
guaranty 4.027s, 2009		--	--	580,000	574,571	1,422,000	1,408,690
E.I. du Pont de Nemours & Co. sr. unsec. notes 5 7/8s,
2014		45,000	48,765	120,000	130,041	290,000	314,265
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017		2,034,000	2,049,255	1,332,000	1,341,990	842,000	848,315
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 1/4s, 2015		13,000	13,065	12,000	12,060	6,000	6,030
Georgia-Pacific Corp. notes 8 1/8s, 2011		--	--	140,000	140,000	140,000	140,000
Georgia-Pacific Corp. sr. unsec. unsub. notes 9 1/2s,
2011		345,000	355,350	335,000	345,050	237,000	244,110
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011
(Canada)		155,000	157,713	135,000	137,363	95,000	96,663
Glancore Funding LLC 144A company guaranty sr. unsec.
unsub. notes 6s, 2014		--	--	3,150,000	2,601,617	2,860,000	2,362,103
Graphic Packaging International, Inc. 144A company
guaranty sr. unsec. notes 9 1/2s, 2017		60,000	59,100	55,000	54,175	40,000	39,400
Hanson PLC company guaranty 6 1/8s, 2016 (United
Kingdom)		2,405,000	1,797,738	--	--	--	--
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty 9 3/4s, 2014		218,000	98,100	185,000	83,250	93,000	41,850
Huntsman International, LLC company guaranty Ser.
REGS, 6 7/8s, 2013	EUR	80,000	80,590	70,000	70,516	50,000	50,369
Huntsman International, LLC company guaranty sr.
unsec. sub. notes 7 7/8s, 2014		$262,000	207,635	$--	--	$160,000	126,800
International Paper Co. bonds 7.95s, 2018		690,000	665,671	925,000	892,385	--	--
International Paper Co. sr. unsec. notes 9 3/8s, 2019		300,000	305,250	265,000	269,638	331,000	336,793
International Paper Co. sr. unsec. notes 7.4s, 2014		860,000	855,315	1,133,000	1,126,828	319,000	317,262
Jefferson Smurfit Corp. company guaranty 8 1/4s, 2012		55,000	20,625	25,000	9,375	30,000	11,250
Lubrizol Corp. (The) sr. unsec. notes 8 7/8s, 2019		135,000	156,837	310,000	360,143	370,000	429,849
Metals USA, Inc. sec. notes 11 1/8s, 2015		210,000	172,463	190,000	156,038	125,000	102,656
Momentive Performance Materials, Inc. company guaranty
sr. unsec. notes 9 3/4s, 2014		250,000	111,250	215,000	95,675	150,000	66,750
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016		415,000	420,706	370,000	375,088	230,000	233,163
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 3/8s,
2014		190,000	195,700	185,000	190,550	100,000	103,000
Nalco Co. 144A sr. notes 8 1/4s, 2017		85,000	85,425	75,000	75,375	50,000	50,250
NewPage Holding Corp. sr. unsec. unsub. notes FRN
8.579s, 2013 (PIK)		100,379	14,555	94,538	13,708	47,075	6,826
Norske Skog Canada, Ltd. company guaranty Ser. D,
8 5/8s, 2011 (Canada)		320,000	192,000	272,000	163,200	140,000	84,000
Novelis, Inc. company guaranty 7 1/4s, 2015		390,000	296,400	353,000	268,280	165,000	125,400
Packaging Corp. of America unsec. unsub. notes 5 3/4s,
2013		1,730,000	1,662,706	--	--	--	--
PPG Industries, Inc. sr. unsec. unsub. notes 6.65s,
2018		915,000	972,774	--	--	--	--
Rio Tinto Finance USA LTD company guaranty sr. unsec.
notes 8.95s, 2014 (Australia)		63,000	70,009	145,000	161,131	182,000	202,247
Rio Tinto Finance USA LTD sr. unsec. notes 5 7/8s,
2013 (Australia)		270,000	274,379	416,000	422,748	100,000	101,622
Rockwood Specialties Group, Inc. company guaranty
7 5/8s, 2014	EUR	60,000	79,186	--	--	--	--
Sealed Air Corp. 144A notes 5 5/8s, 2013		$1,040,000	940,479	$--	--	$--	--
Sealed Air Corp. 144A sr. notes 7 7/8s, 2017		40,000	39,643	35,000	34,688	25,000	24,777
Smurfit Kappa Funding PLC sr. unsec. sub. notes
7 3/4s, 2015 (Ireland)		280,000	216,300	245,000	189,263	170,000	131,325
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 7 3/8s, 2012		--	--	260,000	246,350	225,000	213,188
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2015		161,000	141,680	864,000	760,320	--	--
Steel Dynamics, Inc. 144A sr. notes 7 3/4s, 2016		216,000	203,580	286,000	269,555	35,000	32,988
Stone Container Corp. sr. notes 8 3/8s, 2012		35,000	13,388	50,000	19,125	--	--
Teck Resources, Ltd. sr. unsec. notes 6 1/8s, 2035
(Canada)		95,000	69,702	90,000	66,034	60,000	44,022
Teck Resources, Ltd. 144A sr. sec. notes 10 3/4s, 2019
(Canada)		155,000	166,625	135,000	145,125	95,000	102,125
Teck Resources, Ltd. 144A sr. sec. notes 10 1/4s, 2016
(Canada)		250,000	261,875	220,000	230,450	150,000	157,125
Teck Resources, Ltd. 144A sr. sec. notes 9 3/4s, 2014
(Canada)		245,000	253,575	220,000	227,700	150,000	155,250
Tube City IMS Corp. company guaranty sr. unsec. sub.
notes 9 3/4s, 2015		190,000	116,375	190,000	116,375	90,000	55,125
Verso Paper Holdings, LLC/Verso Paper, Inc. company
guaranty sr. sec. notes FRN Ser. B, 4.778s, 2014		105,000	49,350	95,000	44,650	65,000	30,550
Verso Paper Holdings, LLC/Verso Paper, Inc. company
guaranty sr. sub. notes Ser. B, 9 1/8s, 2014		100,000	46,500	83,000	38,595	45,000	20,925
Verso Paper Holdings, LLC/Verso Paper, Inc. 144A sr.
sec. notes 11 1/2s, 2014		185,000	169,275	165,000	150,975	115,000	105,225
Xstrata Finance Canada, Ltd. 144A company guaranty
5.8s, 2016 (Canada)		--	--	180,000	161,308	195,000	174,751
			15,460,519		14,457,834		11,052,505

Capital goods			0.3%		0.6%		0.6%
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		375,000	344,063	330,000	302,775	220,000	201,850
Allied Waste North America, Inc. sec. notes Ser. B,
5 3/4s, 2011		10,000	10,075	120,000	120,900	55,000	55,413
Baldor Electric Co. company guaranty 8 5/8s, 2017		95,000	87,400	95,000	87,400	40,000	36,800
BE Aerospace, Inc. sr. unsec. unsub. notes 8 1/2s, 2018		365,000	344,013	325,000	306,313	220,000	207,350
Belden CDT, Inc. 144A company guaranty sr. sub. notes
9 1/4s, 2019		50,000	48,750	45,000	43,875	30,000	29,250
Berry Plastics Corp. company guaranty sr. notes FRN
5.881s, 2015		385,000	339,763	510,000	450,075	--	--
Berry Plastics Holding Corp. sec. notes FRN 4.504s,
2014		25,000	16,250	25,000	16,250	15,000	9,750
Bombardier, Inc. 144A sr. unsec. notes FRN 4.406s,
2013 (Canada)	EUR	397,000	447,304	342,000	385,335	180,000	202,808
Caterpillar Financial Services Corp. sr. unsec. notes
Ser. MTN, 4.85s, 2012		$--	--	$525,000	548,519	$375,000	391,800
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013		71,000	69,225	119,000	116,025	59,000	57,525
Eaton Corp. notes 5.6s, 2018		100,000	97,120	451,000	438,013	774,000	751,712
General Cable Corp. company guaranty sr. unsec. notes
FRN 3.583s, 2015		265,000	214,650	250,000	202,500	110,000	89,100
General Dynamics Corp. company guaranty sr. unsec.
unsub. notes 5 1/4s, 2014		110,000	117,856	245,000	262,497	280,000	299,997
Hawker Beechcraft Acquisition Co., LLC sr. unsec.
notes 8 1/2s, 2015		18,000	9,270	16,000	8,240	7,000	3,605
Hexcel Corp. sr. sub. notes 6 3/4s, 2015		190,000	176,225	170,000	157,675	115,000	106,663
John Deere Capital Corp. notes Ser. MTN, 5 1/4s, 2012		115,000	121,480	390,000	411,975	545,000	575,708
L-3 Communications Corp. company guaranty 7 5/8s, 2012		290,000	290,725	388,000	388,970	181,000	181,453
L-3 Communications Corp. company guaranty Ser. B,
6 3/8s, 2015		170,000	154,275	355,000	322,163	230,000	208,725
L-3 Communications Corp. company guaranty sr. unsec.
sub. notes 6 1/8s, 2014		211,000	196,230	137,000	127,410	73,000	67,890
L-3 Communications Corp. company guaranty sr. unsec.
sub. notes 5 7/8s, 2015		--	--	95,000	84,313	110,000	97,625
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)		295,000	254,083	396,000	341,074	246,000	211,879
Owens-Brockway Glass Container, Inc. company guaranty
6 3/4s, 2014	EUR	95,000	120,042	50,000	63,180	50,000	63,180
Pitney Bowes, Inc. sr. unsec. notes 5.6s, 2018		$615,000	618,305	$--	--	$--	--
Pitney Bowes, Inc. sr. unsec. unsub. notes Ser. MTN,
5 1/4s, 2037		155,000	154,978	340,000	339,951	420,000	419,940
Ryerson Tull, Inc. company guaranty sr. sec. notes
12 1/4s, 2015		596,000	485,740	765,000	623,475	120,000	97,800
Solo Cup Co. 144A sr. sec. notes 10 1/2s, 2013		25,000	25,063	25,000	25,063	20,000	20,050
TD Funding Corp. company guaranty 7 3/4s, 2014		235,000	223,250	205,000	194,750	140,000	133,000
Titan International, Inc. company guaranty 8s, 2012		282,000	255,210	251,000	227,155	165,000	149,325
United Technologies Corp. sr. unsec. notes 5 3/8s, 2017		--	--	736,000	792,955	1,082,000	1,165,731
			5,221,345		7,388,826		5,835,929

Communication services			2.5%		2.1%		2.9%
Adelphia Communications Corp. escrow bonds zero %,
2010		200,000	3,750	270,000	5,063	125,000	2,344
ALLTEL Corp. sr. notes 7s, 2012		6,660,000	7,193,326	--	--	--	--
American Tower Corp. sr. unsec. notes 7s, 2017		175,000	169,313	846,000	818,505	1,267,000	1,225,823
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031		--	--	461,000	561,871	990,000	1,206,622
AT&T Wireless Services, Inc. sr. notes 7 7/8s, 2011		809,000	872,478	1,262,000	1,361,023	297,000	320,304
AT&T, Inc. sr. unsec. bond 6.55s, 2039		115,000	114,796	--	--	--	--
AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018		--	--	260,000	259,620	370,000	369,459
AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038		--	--	1,598,000	1,543,831	1,768,000	1,708,068
AT&T, Inc. sr. unsec. unsub. notes 4.95s, 2013		--	--	644,000	670,696	1,098,000	1,143,515
BCM Ireland Finance Ltd. 144A FRN 6.281s, 2016 (Cayman
Islands)	EUR	90,000	71,814	105,000	83,783	50,000	39,897
Bellsouth Capital Funding unsec. notes 7 7/8s, 2030		$--	--	$995,000	1,099,224	$1,640,000	1,811,787
British Telecommunications PLC notes 8 3/8s, 2010
(United Kingdom)		319,000	338,801	497,000	527,850	117,000	124,262
Cablevision Systems Corp. sr. unsec. notes Ser. B, 8s,
2012		--	--	100,000	99,000	90,000	89,100
CCH I Holdings, LLC company guaranty sr. unsec. unsub.
notes 12 1/8s, 2015 (In default) (NON)		25,000	156	15,000	94	5,000	31
CCH II, LLC sr. unsec. notes 10 1/4s, 2010
(In default) (NON)		102,000	107,610	96,000	101,280	138,000	145,590
CCH II, LLC sr. unsec. notes Ser. B, 10 1/4s, 2010
(In default) (NON)		485,000	509,250	435,000	456,750	240,000	252,000
CCO Holdings LLC/CCO Holdings Capital Corp. sr. unsec.
notes 8 3/4s, 2013 (In default) (NON)		250,000	237,500	304,000	288,800	253,000	240,350
Centennial Cellular Operating Co., LLC company
guaranty 10 1/8s, 2013		100,000	103,125	155,000	159,844	--	--
CenturyTel, Inc. sr. unsec. notes 5 1/2s, 2013		2,075,000	2,012,750	--	--	--	--
Cincinnati Bell, Inc. company guaranty 7 1/4s, 2013		300,000	274,500	425,000	388,875	180,000	164,700
Citizens Communications Co. notes 9 1/4s, 2011		340,000	354,450	480,000	500,400	225,000	234,563
Comcast Corp. company guaranty sr. unsec. unsub. notes
6.95s, 2037		588,000	613,095	920,000	959,265	216,000	225,219
Cox Communications, Inc. notes 7 1/8s, 2012		--	--	145,000	155,869	360,000	386,984
Cox Communications, Inc. unsec. sr. notes 4 5/8s, 2010		2,360,000	2,371,186	--	--	--	--
Cox Communications, Inc. 144A bonds 8 3/8s, 2039		--	--	315,000	349,001	--	--
Cox Communications, Inc. 144A notes 5 7/8s, 2016		--	--	561,000	547,899	1,069,000	1,044,036
Cricket Communications, Inc. company guaranty 9 3/8s,
2014		315,000	310,275	280,000	275,800	130,000	128,050
Cricket Communications, Inc. company guaranty sr.
unsec. unsub. notes 10s, 2015		535,000	530,988	716,000	710,630	--	--
CSC Holdings, Inc. sr. notes 6 3/4s, 2012		130,000	125,450	50,000	48,250	20,000	19,300
CSC Holdings, Inc. sr. notes Ser. B, 7 5/8s, 2011		125,000	123,750	50,000	49,500	20,000	19,800
Deutsche Telekom International Finance BV company
guaranty 8 3/4s, 2030 (Germany)		540,000	632,194	841,000	984,583	198,000	231,804
Deutsche Telekom International Finance BV company
guaranty sr. unsec. unsub. notes 6s, 2019 (Germany)		--	--	--	--	1,000,000	1,008,900
Digicel Group, Ltd. 144A sr. unsec. notes 8 7/8s, 2015
(Jamaica)		205,000	170,150	205,000	170,150	100,000	83,000
Digicel, Ltd. 144A sr. unsec. unsub. notes 9 1/4s,
2012 (Jamaica)		220,000	213,400	180,000	174,600	100,000	97,000
Embarq Corp. notes 7.082s, 2016		950,000	927,762	--	--	--	--
Embarq Corp. sr. unsec. unsub. notes 6.738s, 2013		3,405,000	3,437,147	--	--	--	--
France Telecom notes 8 1/2s, 2031 (France)		--	--	20,000	25,687	--	--
France Telecom notes 7 3/4s, 2011 (France)		319,000	345,009	497,000	537,521	117,000	126,539
Inmarsat Finance PLC company guaranty 10 3/8s, 2012
(United Kingdom)		299,000	309,465	241,000	249,435	111,000	114,885
Intelsat Bermuda, Ltd. company guaranty sr. unsec.
notes 11 1/4s, 2016 (Bermuda)		510,000	520,200	530,000	540,600	250,000	255,000
Intelsat Intermediate Holding Co., Ltd. company
guaranty sr. unsec. notes stepped-coupon zero %
(9 1/4s, 2/1/10), 2015 (Bermuda) (STP)		95,000	85,025	75,000	67,125	30,000	26,850
iPCS, Inc. company guaranty sr. sec. notes FRN 3.153s,
2013		105,000	82,950	100,000	79,000	45,000	35,550
Level 3 Financing, Inc. company guaranty 9 1/4s, 2014		305,000	250,100	295,000	241,900	140,000	114,800
Level 3 Financing, Inc. company guaranty 8 3/4s, 2017		150,000	114,000	150,000	114,000	70,000	53,200
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2014		455,000	452,156	400,000	397,500	270,000	268,313
Motorola, Inc. sr. notes 8s, 2011		1,790,000	1,801,989	--	--	--	--
Nextel Communications, Inc. sr. notes Ser. E, 6 7/8s,
2013		1,685,000	1,390,125	--	--	--	--
Nordic Telephone Co. Holdings ApS 144A sr. sec. bond
8 7/8s, 2016 (Denmark)		210,000	202,650	205,000	197,825	75,000	72,375
Nordic Telephone Co. Holdings ApS 144A sr. sec. notes
FRN 6.884s, 2016 (Denmark)	EUR	655,000	855,247	870,000	1,135,976	--	--
PAETEC Holding Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2015		$115,000	99,763	$105,000	91,088	$50,000	43,375
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014		355,000	323,938	225,000	205,313	105,000	95,813
Qwest Corp. sr. notes FRN 3.879s, 2013		1,475,000	1,318,281	--	--	--	--
Qwest Corp. sr. unsec. unsub. notes 8 7/8s, 2012		1,060,000	1,067,950	1,120,000	1,128,400	640,000	644,800
Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025		85,000	65,025	115,000	87,975	55,000	42,075
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012		280,000	282,100	270,000	272,025	130,000	130,975
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)		--	--	631,000	676,351	1,195,000	1,280,886
Southwestern Bell Telephone debs. 7s, 2027		--	--	201,000	196,705	814,000	796,605
TCI Communications, Inc. company guaranty 7 7/8s, 2026		--	--	1,410,000	1,482,951	1,429,000	1,502,934
TCI Communications, Inc. debs. 9.8s, 2012		--	--	380,000	427,768	1,151,000	1,295,686
TCI Communications, Inc. debs. 7 7/8s, 2013		--	--	200,000	227,553	435,000	494,929
Telecom Italia Capital SA company guaranty 5 1/4s,
2015 (Italy)		266,000	256,780	824,000	795,438	240,000	231,681
Telecom Italia Capital SA company guaranty 5 1/4s,
2013 (Italy)		--	--	140,000	137,282	110,000	107,865
Telecom Italia Capital SA company guaranty 4s, 2010
(Italy)		--	--	5,000	5,011	50,000	50,114
Telecom Italia Capital SA company guaranty sr. unsec.
notes FRN 1.717s, 2011 (Italy)		5,090,000	4,864,421	--	--	--	--
Telefonica Emisones SAU company guaranty 6.221s, 2017
(Spain)		--	--	310,000	327,969	180,000	190,434
Telefonica Emisones SAU company guaranty sr. unsec.
notes 4.949s, 2015 (Spain)		--	--	140,000	142,988	710,000	725,154
Telefonica Europe BV company guaranty 8 1/4s, 2030
(Spain)		--	--	125,000	154,757	120,000	148,567
Telefonica Europe BV company guaranty 7 3/4s, 2010
(Spain)		319,000	336,505	497,000	524,273	117,000	123,420
Time Warner Cable, Inc. company guaranty sr. unsec.
notes 7 1/2s, 2014		--	--	--	--	90,000	99,205
Time Warner Cable, Inc. company guaranty sr. unsec.
unsub. notes 8 1/4s, 2014		340,000	380,598	770,000	861,943	880,000	985,078
Time Warner Cable, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2039		105,000	102,196	200,000	194,658	230,000	223,857
Time Warner Telecom, Inc. company guaranty 9 1/4s, 2014		160,000	158,800	175,000	173,688	85,000	84,363
Valor Telecommunications Enterprises LLC/Finance Corp.
company guaranty sr. unsec. unsub. notes 7 3/4s, 2015		20,000	19,600	20,000	19,600	10,000	9,800
Verizon Communications, Inc. sr. unsec. notes 7.35s,
2039		--	--	18,000	19,614	492,000	536,109
Verizon Communications, Inc. sr. unsec. unsub. notes
8 3/4s, 2018		614,000	729,583	961,000	1,141,904	419,000	497,875
Verizon Global Funding Corp. notes 7 3/4s, 2030		5,000	5,584	210,000	234,524	65,000	72,591
Verizon New England, Inc. sr. notes 6 1/2s, 2011		--	--	489,000	520,501	1,220,000	1,298,591
Verizon New Jersey, Inc. debs. 8s, 2022		--	--	160,000	167,698	165,000	172,939
Verizon Pennsylvania, Inc. debs. 8.35s, 2030		--	--	240,000	261,219	505,000	549,649
Verizon Virginia, Inc. debs. Ser. A, 4 5/8s, 2013		--	--	--	--	95,000	95,314
Vodafone Group PLC sr. unsec. notes 7 3/4s, 2010
(United Kingdom)		319,000	329,785	497,000	513,804	117,000	120,956
West Corp. company guaranty 9 1/2s, 2014		145,000	126,875	140,000	122,500	65,000	56,875
Windstream Corp. company guaranty 8 5/8s, 2016		460,000	440,450	395,000	378,213	185,000	177,138
Windstream Corp. company guaranty 8 1/8s, 2013		160,000	154,800	160,000	154,800	80,000	77,400
			39,290,966		28,587,138		26,353,073

Conglomerates			--%		--%		--%
Siemens Financieringsmaatschappij 144A notes 5 3/4s,
2016 (Netherlands)		--	--	155,000	160,850	160,000	166,038
Tyco International Finance SA company guaranty sr.
unsec. unsub. notes 8 1/2s, 2019		50,000	55,432	110,000	121,949	130,000	144,122
			55,432		282,799		310,160

Consumer cyclicals			2.4%		1.9%		1.8%
Affinion Group, Inc. company guaranty 11 1/2s, 2015		175,000	149,625	175,000	149,625	100,000	85,500
Affinion Group, Inc. company guaranty 10 1/8s, 2013		315,000	291,375	300,000	277,500	135,000	124,875
Affinity Group, Inc. sr. sub. notes 9s, 2012		155,000	105,400	220,000	149,600	100,000	68,000
AMC Entertainment, Inc. company guaranty 11s, 2016		230,000	222,525	275,000	266,063	149,000	144,158
AMC Entertainment, Inc. sr. sub. notes 8s, 2014		115,000	98,038	115,000	98,038	54,000	46,035
American Media Operations, Inc. 144A sr. sub. notes
14s, 2013 (PIK)		117,180	45,993	146,166	57,370	76,197	29,907
American Media Operations, Inc. 144A sr. unsec. notes
9s, 2013 (PIK)		9,818	4,835	12,313	6,064	6,455	3,179
Aramark Corp. company guaranty 8 1/2s, 2015		305,000	295,850	270,000	261,900	185,000	179,450
Associated Materials, Inc. company guaranty 9 3/4s,
2012		340,000	297,500	300,000	262,500	190,000	166,250
Bon-Ton Stores, Inc. (The) company guaranty 10 1/4s,
2014		225,000	97,875	240,000	104,400	120,000	52,200
Boyd Gaming Corp. sr. sub. notes 7 1/8s, 2016		95,000	70,419	115,000	85,244	65,000	48,181
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)
(In default) (NON)		391,391	115,460	384,071	113,301	139,145	41,048
Cenveo Corp. 144A company guaranty sr. unsec. notes
10 1/2s, 2016		470,000	352,500	630,000	472,500	--	--
Cinemark, Inc. sr. unsec. disc. notes 9 3/4s, 2014		23,000	24,035	--	--	--	--
Clear Channel Communications, Inc. sr. unsec. notes
7.65s, 2010		235,000	138,650	315,000	185,850	--	--
Clear Channel Communications, Inc. sr. unsec. notes
5 1/2s, 2014		55,000	12,100	50,000	11,000	25,000	5,500
D.R. Horton, Inc. sr. notes 7 7/8s, 2011		--	--	--	--	15,000	15,075
DaimlerChrysler NA Holding Corp. company guaranty
6 1/2s, 2013 (Germany)		--	--	35,000	35,579	50,000	50,827
DaimlerChrysler NA Holding Corp. company guaranty sr.
unsec. unsub. notes 5 7/8s, 2011 (Germany)		223,000	226,707	290,000	294,821	--	--
DaimlerChrysler NA Holding Corp. company guaranty
unsec. notes 7.2s, 2009 (Germany)		--	--	--	--	5,000	5,022
DaimlerChrysler NA Holding Corp. company guaranty
unsec. unsub. notes Ser. MTN, 5 3/4s, 2011 (Germany)		142,000	144,896	500,000	510,197	956,000	975,497
Dana Corp. escrow sr. notes 5.85s, 2015
(In default) (NON)		225,000	23	245,000	25	120,000	12
DIRECTV Holdings, LLC company guaranty sr. unsec.
notes 7 5/8s, 2016		120,000	116,700	157,000	152,683	--	--
DIRECTV Holdings, LLC company guaranty sr. unsec.
notes 6 3/8s, 2015		924,000	854,700	1,194,000	1,104,450	235,000	217,375
Echostar DBS Corp. company guaranty 6 5/8s, 2014		55,000	50,738	10,000	9,225	--	--
Echostar DBS Corp. sr. notes 6 3/8s, 2011		650,000	630,500	655,000	635,350	295,000	286,150
Expedia, Inc. company guaranty sr. unsec. notes
7.456s, 2018		1,100,000	1,042,250	--	--	--	--
FelCor Lodging LP company guaranty 9s, 2011 (R)		1,590,000	1,399,200	--	--	--	--
Ford Motor Credit Co., LLC notes 7 7/8s, 2010		535,000	508,178	550,000	522,426	215,000	204,221
Ford Motor Credit Co., LLC notes 7.8s, 2012		110,000	94,646	--	--	100,000	86,042
Ford Motor Credit Co., LLC sr. notes 9 7/8s, 2011		1,330,000	1,236,900	1,090,000	1,013,700	495,000	460,350
Ford Motor Credit Co., LLC sr. unsec. notes 9 3/4s,
2010		145,000	139,200	179,000	171,840	--	--
Ford Motor Credit Co., LLC unsec. notes 7 3/8s, 2009		85,000	84,271	105,000	104,100	50,000	49,571
Goodyear Tire & Rubber Co. (The) notes 7.857s, 2011		--	--	4,000	3,900	--	--
Goodyear Tire & Rubber Co. (The) sr. notes 9s, 2015		313,000	309,870	276,000	273,240	135,000	133,650
Goodyear Tire & Rubber Co. (The) sr. unsec. notes
10 1/2s, 2016		250,000	252,500	220,000	222,200	150,000	151,500
Hanesbrands, Inc. company guaranty sr. unsec. notes
FRN Ser. B, 4.593s, 2014		340,000	273,700	305,000	245,525	205,000	165,025
Hertz Corp. company guaranty 8 7/8s, 2014		335,000	308,200	360,000	331,200	180,000	165,600
Home Depot, Inc. (The) sr. unsec. unsub. notes 5.4s,
2016		416,000	415,260	652,000	650,840	154,000	153,726
Host Marriott LP company guaranty Ser. Q, 6 3/4s, 2016
(R)		110,000	95,425	--	--	--	--
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)		320,000	308,800	450,000	434,250	210,000	202,650
Isle of Capri Casinos, Inc. company guaranty 7s, 2014		78,000	62,790	70,000	56,350	34,000	27,370
Jostens IH Corp. company guaranty 7 5/8s, 2012		160,000	159,600	220,000	219,450	105,000	104,738
KB Home company guaranty 6 3/8s, 2011		--	--	1,520,000	1,466,800	1,380,000	1,331,700
Lamar Media Corp. company guaranty 7 1/4s, 2013		185,000	175,981	260,000	247,325	120,000	114,150
Lender Processing Services, Inc. company guaranty sr.
unsec. unsub. notes 8 1/8s, 2016		787,000	771,260	1,053,000	1,031,940	--	--
Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016		115,000	111,263	145,000	140,288	75,000	72,563
Levi Strauss & Co. sr. unsec. unsub. notes 9 3/4s, 2015		290,000	284,925	275,000	270,188	125,000	122,813
Liberty Media Corp. debs. 8 1/4s, 2030		195,000	134,306	245,000	168,744	120,000	82,650
Liberty Media, LLC sr. unsec. notes 7 7/8s, 2009		1,490,000	1,480,688	--	--	--	--
Limited Brands, Inc. sr. unsec. notes 6 1/8s, 2012		3,130,000	3,004,800	--	--	--	--
Limited Brands, Inc. 144A sr. notes 8 1/2s, 2019		80,000	76,647	70,000	67,066	50,000	47,904
Macy's Retail Holdings, Inc. company guaranty sr.
unsec. notes 6 5/8s, 2011		--	--	4,375,000	4,229,343	3,965,000	3,832,993
Marriott International, Inc. sr. unsec. unsub. notes
4 5/8s, 2012		1,625,000	1,617,673	--	--	--	--
Masco Corp. sr. unsec. notes 5.85s, 2017		2,370,000	1,893,161	--	--	--	--
Masco Corp. sr. unsec. unsub. notes 6 1/8s, 2016		240,000	201,503	210,000	176,315	140,000	117,543
Mashantucket Western Pequot Tribe 144A bonds 8 1/2s,
2015		355,000	177,500	315,000	157,500	150,000	75,000
Mattel, Inc. sr. unsec. notes 5 5/8s, 2013		1,645,000	1,666,632	--	--	--	--
Meritage Homes Corp. company guaranty 6 1/4s, 2015		237,000	182,490	246,000	189,420	112,000	86,240
Meritage Homes Corp. sr. notes 7s, 2014		30,000	24,600	15,000	12,300	5,000	4,100
MGM Mirage, Inc. company guaranty 8 1/2s, 2010		1,318,000	1,196,085	45,000	40,838	23,000	20,873
MGM Mirage, Inc. sr. notes 6 3/4s, 2012		315,000	223,650	436,000	309,560	216,000	153,360
MGM Mirage, Inc. 144A sr. sec. notes 10 3/8s, 2014		30,000	31,125	30,000	31,125	20,000	20,750
Michaels Stores, Inc. company guaranty 11 3/8s, 2016		180,000	117,900	180,000	117,900	80,000	52,400
Michaels Stores, Inc. company guaranty 10s, 2014		30,000	25,200	5,000	4,200	5,000	4,200
Mohegan Tribal Gaming Authority sr. sub. notes 6 3/8s,
2009		90,000	87,750	130,000	126,750	59,000	57,525
Neiman-Marcus Group, Inc. company guaranty sr. unsec.
notes 9s, 2015 (PIK)		476,334	281,037	517,309	305,212	256,093	151,095
News America Holdings, Inc. company guaranty 7 3/4s,
2024		--	--	350,000	336,846	300,000	288,725
News America Holdings, Inc. debs. 7 3/4s, 2045		210,000	191,301	690,000	628,561	819,000	746,075
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty 10s, 2014		195,000	184,519	190,000	179,788	90,000	85,163
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty sr. unsec. sub. disc. notes stepped-coupon
zero % (12 1/2s, 8/1/11), 2016 (STP)		275,000	176,688	220,000	141,350	105,000	67,463
NTL Cable PLC sr. notes 9 1/8s, 2016 (United Kingdom)		--	--	100,000	96,250	--	--
Omnicom Group, Inc. sr. notes 5.9s, 2016		--	--	140,000	140,234	150,000	150,251
Owens Corning, Inc. company guaranty unsec. unsub.
notes 9s, 2019		335,000	324,950	300,000	291,000	205,000	198,850
Pearson Dollar Finance Two PLC 144A company guaranty
sr. notes 6 1/4s, 2018 (United Kingdom)		2,470,000	2,330,113	--	--	--	--
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. sub. notes 7 1/2s, 2015		240,000	205,200	225,000	192,375	105,000	89,775
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012		250,000	248,750	240,000	238,800	110,000	109,450
Quebecor Media, Inc. sr. unsec. notes Ser. *, 7 3/4s,
2016 (Canada)		65,000	58,906	60,000	54,375	25,000	22,656
R. R. Donnelley & Sons Co. sr. unsec. notes 5 5/8s,
2012		1,810,000	1,748,574	--	--	--	--
Reader's Digest Association, Inc. (The) company
guaranty sr. unsec. sub. notes 9s, 2017		205,000	8,713	200,000	8,500	90,000	3,825
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014		50,000	41,125	70,000	57,575	30,000	24,675
Sealy Mattress Co. 144A sr. sec. notes 10 7/8s, 2016		165,000	172,838	150,000	157,125	105,000	109,988
Station Casinos, Inc. sr. notes 6s, 2012
(In default) (NON)		305,000	105,225	405,000	139,725	190,000	65,550
Target Corp. bonds 6 1/2s, 2037		--	--	675,000	682,800	1,395,000	1,411,119
Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s,
2013		255,000	241,613	225,000	213,188	158,000	149,705
Tenneco, Inc. company guaranty sr. unsec. notes
8 1/8s, 2015		75,000	59,250	65,000	51,350	45,000	35,550
Texas Industries, Inc. sr. unsec. notes 7 1/4s, 2013		275,000	246,813	255,000	228,863	120,000	107,700
Texas Industries, Inc. 144A company guaranty sr.
unsec. notes 7 1/4s, 2013		491,000	444,355	--	--	--	--
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sec.
notes 10s, 2013		173,000	138,833	228,000	182,970	70,000	56,175
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014		525,000	149,625	435,000	123,975	190,000	54,150
Time Warner Entertainment Co., LP debs. Ser. *,
8 3/8s, 2023		--	--	--	--	25,000	27,566
Time Warner, Inc. company guaranty sr. unsec. notes
FRN 1.15s, 2009		160,000	159,618	--	--	--	--
Time Warner, Inc. debs. 9.15s, 2023		--	--	25,000	27,107	105,000	113,848
Time Warner, Inc. debs. 9 1/8s, 2013		95,000	104,595	743,000	818,044	1,040,000	1,145,042
Toyota Motor Credit Corp. sr. unsec. FRN Ser. MTN,
0.639s, 2010		1,200,000	1,159,453	--	--	--	--
Travelport LLC company guaranty 9 7/8s, 2014		330,000	219,450	295,000	196,175	140,000	93,100
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015 (In default) (NON)		382,000	47,273	421,000	52,099	195,000	24,131
TRW Automotive, Inc. company guaranty sr. unsec.
unsub. notes Ser. REGS, 6 3/8s, 2014	EUR	90,000	75,816	80,000	67,392	55,000	46,332
TRW Automotive, Inc. 144A company guaranty sr. notes
7 1/4s, 2017		$210,000	144,900	$200,000	138,000	$105,000	72,450
TRW Automotive, Inc. 144A company guaranty sr. unsec.
unsub. notes 7s, 2014		120,000	86,400	100,000	72,000	100,000	72,000
United Auto Group, Inc. company guaranty 7 3/4s, 2016		195,000	157,463	200,000	161,500	100,000	80,750
Univision Communications, Inc. 144A company guaranty
unsec. notes zero %, 2015 (PIK)		165,000	96,113	150,000	87,375	75,000	43,688
Vertis, Inc. company guaranty sr. notes zero %, 2014
(PIK)		184,341	922	186,767	934	87,460	437
Viacom, Inc. company guaranty 5 5/8s, 2012		1,465,000	1,444,449	--	--	--	--
Viacom, Inc. company guaranty sr. unsec. notes 6 5/8s,
2011		1,705,000	1,725,931	--	--	--	--
Wal-Mart Stores, Inc. sr. unsec. unsub. notes 6 1/2s,
2037		540,000	603,407	844,000	943,103	198,000	221,249
Yankee Acquisition Corp. company guaranty Ser. B,
8 1/2s, 2015		185,000	155,863	170,000	143,225	80,000	67,400
Young Broadcasting, Inc. company guaranty sr. unsec.
sub. notes 10s, 2011 (In default) (NON)		180,000	450	170,000	425	79,000	198
			38,062,904		25,438,149		16,581,579

Consumer staples			1.4%		1.0%		1.3%
Altria Group, Inc. company guaranty sr. unsec. notes
9 1/4s, 2019		--	--	40,000	44,916	200,000	224,582
Altria Group, Inc. company guaranty sr. unsec. unsub.

notes 8 1/2s, 2013	209,000	238,607	482,000	550,280	544,000	621,062
Anheuser-Busch Cos., Inc. sr. unsec. notes 5.6s, 2017	2,370,000	2,330,236	--	--	--	--
Avis Budget Car Rental, LLC company guaranty sr.
unsec. unsub. notes 7 3/4s, 2016	120,000	83,400	145,000	100,775	75,000	52,125
Avis Budget Car Rental, LLC company guaranty sr.
unsec. unsub. notes 7 5/8s, 2014	95,000	67,450	105,000	74,550	55,000	39,050
Campbell Soup Co. debs. 8 7/8s, 2021	--	--	300,000	384,976	255,000	327,230
Chiquita Brands International, Inc. sr. notes 7 1/2s,
2014	150,000	126,000	170,000	142,800	85,000	71,400
Chiquita Brands International, Inc. sr. unsec. unsub.
notes 8 7/8s, 2015	25,000	21,563	30,000	25,875	15,000	12,938
Claire's Stores, Inc. 144A company guaranty sr. unsec.
notes 9 5/8s, 2015 (In default) (NON)(PIK)	199,856	63,954	178,819	57,222	84,150	26,928
ConAgra Foods, Inc. unsec. notes 7 7/8s, 2010	--	--	105,000	111,278	91,000	96,441
Constellation Brands, Inc. company guaranty sr. unsec.
notes 7 1/4s, 2017	--	--	--	--	15,000	13,875
Constellation Brands, Inc. company guaranty sr. unsec.
unsub. notes 7 1/4s, 2016	--	--	--	--	70,000	64,750
CVS Caremark, Corp. notes 6.6s, 2019	80,000	85,155	--	--	--	--
CVS Caremark, Corp. sr. unsec. FRN 6.302s, 2037	--	--	1,050,000	777,000	1,733,000	1,282,420
CVS Caremark, Corp. 144A pass-through certificates
6.117s, 2013	1,369,030	1,393,127	625,536	636,546	1,425,507	1,450,598
Darden Restaurants, Inc. sr. unsec. notes 6.2s, 2017	1,485,000	1,409,347	--	--	--	--
Del Monte Corp. sr. sub. notes 8 5/8s, 2012	35,000	35,438	45,000	45,563	20,000	20,250
Delhaize Group company guaranty sr. unsec. bond
5 7/8s, 2014 (Belgium)	135,000	137,954	310,000	316,784	370,000	378,097
Delhaize Group sr. unsub. notes 6 1/2s, 2017 (Belgium)	--	--	200,000	204,235	170,000	173,599
Diageo Capital PLC company guaranty 5 3/4s, 2017
(United Kingdom)	230,000	239,951	435,000	453,820	390,000	406,873
Diageo Capital PLC company guaranty 5.2s, 2013 (United
Kingdom)	--	--	190,000	197,604	165,000	171,603
Diageo PLC company guaranty 8s, 2022 (Canada)	--	--	165,000	181,306	135,000	148,341
Dole Food Co. 144A sr. unsec. notes 13 7/8s, 2014	260,000	286,000	225,000	247,500	160,000	176,000
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014	210,000	181,650	275,000	237,875	130,000	112,450
General Mills, Inc. sr. unsec. notes 5.65s, 2019	75,000	78,544	170,000	178,034	200,000	209,452
H.J. Heinz Co. sr. unsec. notes 5.35s, 2013	216,000	223,956	492,000	510,122	--	--
Jarden Corp. company guaranty 7 1/2s, 2017	200,000	175,000	200,000	175,000	90,000	78,750
Kellogg Co. sr. unsec. notes 4.45s, 2016	150,000	150,126	335,000	335,281	420,000	420,353
Kellogg Co. sr. unsub. 5 1/8s, 2012	--	--	65,000	69,547	55,000	58,848
Kroger Co. company guaranty 6 3/4s, 2012	--	--	--	--	150,000	162,174
Kroger Co. company guaranty 6.4s, 2017	234,000	248,082	748,000	793,015	100,000	106,018
Kroger Co. sr. notes 6.15s, 2020	--	--	40,000	41,018	--	--
McDonald's Corp. sr. unsec. bond 6.3s, 2037	56,000	60,567	302,000	326,632	300,000	324,469
McDonald's Corp. sr. unsec. notes 5.7s, 2039	174,000	172,272	393,000	389,096	515,000	509,885
Newell Rubbermaid, Inc. sr. unsec. notes 5 1/2s, 2013	1,375,000	1,323,901	--	--	--	--
PepsiCo, Inc. sr. unsec. notes 7.9s, 2018	220,000	267,653	346,000	420,945	82,000	99,762
Pinnacle Foods Finance LLC sr. notes 9 1/4s, 2015	125,000	113,125	115,000	104,075	55,000	49,775
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012	150,000	148,500	210,000	207,900	100,000	99,000
Reynolds American, Inc. company guaranty 7 1/4s, 2013	260,000	267,373	285,000	293,081	140,000	143,970
Rite Aid Corp. company guaranty 9 1/2s, 2017	214,000	139,100	197,000	128,050	92,000	59,800
Rite Aid Corp. sec. notes 7 1/2s, 2017	245,000	191,713	225,000	176,063	105,000	82,163
RSC Equipment Rental, Inc. 144A sr. sec. notes 10s,
2017	60,000	59,925	55,000	54,931	35,000	34,956
Sara Lee Corp. sr. unsec. unsub. notes 3 7/8s, 2013	670,000	656,449	--	--	--	--
Smithfield Foods, Inc. 144A sr. sec. notes 10s, 2014	105,000	103,688	90,000	88,875	65,000	64,188
Spectrum Brands, Inc. company guaranty 7 3/8s, 2015
(In default) (NON)	207,000	138,690	238,000	159,460	119,000	79,730
Spectrum Brands, Inc. company guaranty sr. unsec. sub.
notes stepped-coupon 12 1/2s (12 3/4s, 10/2/09), 2013
(STP) (In default) (NON)(PIK)	140,000	96,600	145,000	100,050	65,000	44,850
Supervalu, Inc. notes 7 7/8s, 2009	5,760,000	5,760,000	--	--	--	--
Supervalu, Inc. sr. unsec. notes 7 1/2s, 2014	215,000	206,400	210,000	201,600	95,000	91,200
Tesco PLC 144A sr. unsec. unsub. notes 6.15s, 2037
(United Kingdom)	--	--	--	--	450,000	455,229
Tyson Foods, Inc. 144A sr. unsec. notes 10 1/2s, 2014	2,970,000	3,222,450	--	--	--	--
United Rentals North America, Inc. company guaranty
sr. unsec. notes 6 1/2s, 2012	337,000	326,890	525,000	509,250	17,000	16,490
United Rentals North America, Inc. 144A company
guaranty sr. unsec. notes 10 7/8s, 2016	30,000	28,800	30,000	28,800	20,000	19,200
Universal Corp. notes Ser. MTNC, 5.2s, 2013	--	--	3,160,000	2,871,148	2,840,000	2,580,398
Wendy's/Arby's Restaurants LLC 144A sr. unsec. notes
10s, 2016	205,000	196,031	180,000	172,125	125,000	119,531
WPP Finance UK company guaranty sr. unsec. notes 8s,
2014 (United Kingdom)	110,000	111,708	235,000	238,649	295,000	299,581
Yum! Brands, Inc. sr. unsec. unsub. 6 1/4s, 2018	--	--	320,000	329,249	270,000	277,804
		21,167,375		13,692,901		12,358,188

Energy		0.6%		1.1%		1.1%
Amerada Hess Corp. unsub. notes 6.65s, 2011	220,000	234,153	500,000	532,167	570,000	606,670
Anadarko Petroleum Corp. sr. unsec. notes 6.95s, 2019	215,000	216,162	455,000	457,459	555,000	558,000
Arch Western Finance, LLC company guaranty sr. notes
6 3/4s, 2013	455,000	415,188	515,000	469,938	255,000	232,688
BP Capital Markets PLC company guaranty sr. unsec.
notes 3 7/8s, 2015 (United Kingdom)	140,000	140,226	305,000	305,493	385,000	385,623
Chaparral Energy, Inc. company guaranty sr. unsec.
notes 8 7/8s, 2017	215,000	133,300	190,000	117,800	125,000	77,500
Chesapeake Energy Corp. company guaranty 6 1/2s, 2017	95,000	79,800	--	--	--	--
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013	--	--	515,000	493,113	250,000	239,375
Chesapeake Energy Corp. sr. notes 7s, 2014	--	--	200,000	185,000	--	--
Chesapeake Energy Corp. sr. unsec. notes 7 5/8s, 2013	--	--	225,000	213,750	230,000	218,500
Complete Production Services, Inc. company guaranty
8s, 2016	195,000	166,725	170,000	145,350	120,000	102,600
Compton Petroleum Corp. company guaranty 7 5/8s, 2013
(Canada)	305,000	169,275	345,000	191,475	170,000	94,350
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	125,000	120,000	175,000	168,000	80,000	76,800
Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s,
2015 (Canada)	190,000	114,950	170,000	102,850	80,000	48,400
ConocoPhillips notes 6 1/2s, 2039	250,000	266,108	600,000	638,660	775,000	824,936
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015	230,000	218,500	220,000	209,000	105,000	99,750
Encore Acquisition Co. sr. sub. notes 6s, 2015	290,000	239,250	402,000	331,650	184,000	151,800
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014	215,000	185,975	300,000	259,500	140,000	121,100
Forest Oil Corp. sr. notes 8s, 2011	305,000	303,475	340,000	338,300	220,000	218,900
Gaz Capital SA 144A company guaranty sr. unsec. bond
7.343s, 2013 (Russia)	143,000	137,891	334,000	322,066	298,000	287,352
Gaz Capital SA 144A company guaranty sr. unsec. bond
8.146s, 2018 (Russia)	158,000	141,219	324,000	289,588	288,000	257,412
Gaz Capital SA 144A sr. unsec. 6.51s, 2022 (Russia)	230,000	172,500	507,000	380,250	438,000	328,500
Halliburton Co. sr. unsec. notes 7.45s, 2039	235,000	274,334	505,000	589,527	620,000	723,776
Harvest Operations Corp. sr. notes 7 7/8s, 2011	165,000	138,600	205,000	172,200	110,000	92,400
Helix Energy Solutions Group, Inc. 144A sr. unsec.
notes 9 1/2s, 2016	420,000	383,250	440,000	401,500	265,000	241,813
Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr.
unsec. notes 7 3/4s, 2015	70,000	59,150	80,000	67,600	40,000	33,800
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014	85,000	77,031	75,000	67,969	35,000	31,719
Kerr-McGee Corp. sec. notes 6.95s, 2024	265,000	245,887	430,000	398,986	365,000	338,674
Key Energy Services, Inc. company guaranty sr. unsec.
unsub. notes 8 3/8s, 2014	170,000	150,025	145,000	127,963	70,000	61,775
Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	--	--	80,000	81,274	70,000	71,115
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	5,000	4,513	145,000	130,863	155,000	139,888
Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s,
2014	245,000	225,706	230,000	211,888	105,000	96,731
Nexen, Inc. unsec. unsub. notes 6.4s, 2037 (Canada)	--	--	225,000	206,654	200,000	183,692
OPTI Canada, Inc. company guaranty sr. sec. notes
8 1/4s, 2014 (Canada)	220,000	145,200	215,000	141,900	100,000	66,000
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011	27,696	28,126	40,285	40,910	28,955	29,404
Peabody Energy Corp. company guaranty 7 3/8s, 2016	385,000	363,825	515,000	486,675	245,000	231,525
Peabody Energy Corp. company guaranty Ser. B, 6 7/8s,
2013	235,000	232,650	180,000	178,200	130,000	128,700
Peabody Energy Corp. sr. notes 5 7/8s, 2016	--	--	270,000	237,600	225,000	198,000
Petro-Canada sr. unsec. unsub. notes 6.05s, 2018
(Canada)	208,000	206,982	472,000	469,691	--	--
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013	220,000	218,900	250,000	248,750	125,000	124,375
Petroleum Development Corp. company guaranty sr.
unsec. notes 12s, 2018	145,000	121,800	130,000	109,200	65,000	54,600
Petroplus Finance, Ltd. 144A company guaranty 6 3/4s,
2014 (Bermuda)	270,000	232,200	260,000	223,600	75,000	64,500
Plains Exploration & Production Co. company guaranty
7 3/4s, 2015	70,000	65,450	50,000	46,750	30,000	28,050
Plains Exploration & Production Co. company guaranty
7s, 2017	245,000	214,375	230,000	201,250	105,000	91,875
Pride International, Inc. sr. unsec. notes 7 3/8s, 2014	195,000	193,538	275,000	272,938	130,000	129,025
Quicksilver Resources, Inc. company guaranty 7 1/8s,
2016	30,000	23,400	40,000	31,200	20,000	15,600
Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016	100,000	103,500	90,000	93,150	60,000	62,100
Range Resources Corp. company guaranty sr. unsec. sub.
notes 7 1/2s, 2017	55,000	52,250	50,000	47,500	35,000	33,250
Sabine Pass LNG LP sec. notes 7 1/2s, 2016	465,000	375,488	455,000	367,413	250,000	201,875
SandRidge Energy, Inc. 144A company guaranty sr.
unsec. unsub. notes 8s, 2018	615,000	525,825	765,000	654,075	125,000	106,875
SandRidge Energy, Inc. company guaranty sr. unsec.
unsub. FRN 4.833s, 2014	100,000	78,555	95,000	74,627	45,000	35,350
Stallion Oilfield Services/Stallion Oilfield Finance
Corp. 144A sr. unsec. notes 9 3/4s, 2015	180,000	61,200	160,000	54,400	110,000	37,400
Targa Resources, Inc. company guaranty sr. unsec.
notes 8 1/2s, 2013	540,000	403,650	470,000	351,325	235,000	175,663
Weatherford International, Inc. company guaranty sr.
unsec. unsub. bonds 6.35s, 2017	--	--	130,000	128,734	100,000	99,026
Weatherford International, Inc. company guaranty sr.
unsec. unsub. bonds 6.8s, 2037	--	--	110,000	103,351	90,000	84,560
Weatherford International, Ltd. company guaranty sr.
unsec. notes 9 7/8s, 2039	100,000	122,332	230,000	281,363	270,000	330,296
Weatherford International, Ltd. sr. notes 5 1/2s, 2016	--	--	95,000	91,092	105,000	100,681
Whiting Petroleum Corp. company guaranty 7s, 2014	120,000	111,300	150,000	139,125	75,000	69,563
Williams Cos., Inc. (The) 144A notes 6 3/8s, 2010	50,000	49,990	60,000	59,988	30,000	29,994
Williams Cos., Inc. (The) notes 7 3/4s, 2031	35,000	31,500	30,000	27,000	20,000	18,000
Williams Cos., Inc. (The) sr. unsec. notes 7 5/8s, 2019	480,000	474,000	460,000	454,250	220,000	217,250
Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021	95,000	93,575	85,000	83,725	55,000	54,175
XTO Energy, Inc. sr. unsec. notes 5 1/2s, 2018	158,000	159,404	357,000	360,173	--	--
		9,702,208		14,667,788		9,763,351

Financials		1.8%		3.3%		5.4%
AGFC Capital Trust I 144A company guaranty 6s, 2067	--	--	180,000	37,800	185,000	38,850
Allstate Life Global Funding Trusts notes Ser. MTN,
5 3/8s, 2013	--	--	249,000	257,463	873,000	902,670
American Express Co. sr. unsec. notes 8 1/8s, 2019	205,000	212,734	555,000	575,940	740,000	767,919
American International Group, Inc. sr. unsec. Ser.
MTN, 5.85s, 2018	647,000	346,145	1,286,000	688,010	1,244,000	665,540
Amvescap PLC company guaranty 5 5/8s, 2012	--	--	180,000	157,454	--	--
Bank of America Corp. sr. notes 7 5/8s, 2019	390,000	391,740	455,000	457,030	--	--

Bank of America NA sub. notes Ser. BKNT, 5.3s, 2017	--	--	250,000	212,112	750,000	636,335
Bank of New York Mellon Corp. (The) sr. unsec. notes
4.3s, 2014	270,000	274,353	610,000	619,834	760,000	772,253
BankAmerica Capital III bank guaranty jr. unsec. FRN
Ser. *, 1.701s, 2027	580,000	296,426	1,072,000	547,878	1,146,000	585,698
Barclays Bank PLC 144A sub. bonds FRB 7.7s, 2049	635,000	539,750	--	--	--	--
Bear Stearns Cos., Inc. (The) notes 5.7s, 2014	85,000	86,604	155,000	157,925	5,000	5,094
Bear Stearns Cos., Inc. (The) notes Ser. MTN, 6.95s,
2012	105,000	114,120	1,075,000	1,168,368	1,715,000	1,863,955
Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s,
2018	--	--	240,000	252,957	706,000	744,116
Block Financial Corp. notes 5 1/8s, 2014	2,260,000	2,112,969	--	--	--	--
Bosphorus Financial Services, Ltd. 144A sr. notes FRN
2.683s, 2012	137,500	119,633	363,688	316,429	413,875	360,095
Capital One Capital III company guaranty 7.686s, 2036	--	--	231,000	163,679	811,000	574,646
Capital One Financial Corp. sr. unsec. unsub. notes
FRN Ser. MTN, 0.93s, 2009	215,000	214,260	280,000	279,036	--	--
CIT Group, Inc. jr. unsec. sub. notes FRN 6.1s, 2067	--	--	1,442,000	519,120	2,095,000	754,200
CIT Group, Inc. sr. notes 5.4s, 2013	--	--	60,000	37,186	50,000	30,988
CIT Group, Inc. sr. notes 5s, 2014	--	--	400,000	237,545	220,000	130,650
Citigroup, Inc. sr. notes 6 1/2s, 2013	545,000	529,401	260,000	252,558	825,000	801,387
Citigroup, Inc. sr. unsec. notes 6s, 2017	--	--	85,000	74,100	715,000	623,312
Citigroup, Inc. sr. unsec. notes 5 1/2s, 2013	1,055,000	988,793	1,643,000	1,539,894	387,000	362,714
Citigroup, Inc. sr. unsec. unsub. notes FRN 1.07s, 2010	--	--	135,000	131,811	220,000	214,804
Citigroup, Inc. sub. notes 5s, 2014	--	--	749,000	627,900	1,292,000	1,083,107
CNA Financial Corp. unsec. notes 6 1/2s, 2016	1,415,000	1,146,601	--	--	--	--
CNA Financial Corp. unsec. notes 6s, 2011	885,000	842,159	165,000	157,013	170,000	161,771
Credit Suisse First Boston USA, Inc. company guaranty
sr. unsec. unsub. notes 6 1/8s, 2011	490,000	524,615	764,000	817,970	180,000	192,716
Credit Suisse Guernsey Ltd. jr. sub. FRN 5.86s, 2049
(United Kingdom)	--	--	746,000	484,900	1,316,000	855,400
Deutsche Bank AG/London sr. unsec. notes 5 3/8s, 2012
(United Kingdom)	490,000	520,904	764,000	812,185	180,000	191,353
Deutsche Bank Capital Funding Trust VII 144A FRB
5.628s, 2049	--	--	444,000	288,600	1,002,000	651,300
Dresdner Funding Trust I 144A bonds 8.151s, 2031	--	--	685,000	329,656	1,115,000	536,594
Duke Realty LP sr. unsec. notes 6 1/2s, 2018	--	--	411,000	321,586	989,000	773,841
E*Trade Financial Corp. sr. unsec. notes 7 3/8s, 2013	125,000	100,625	10,000	8,050	5,000	4,025
Fleet Capital Trust V bank guaranty FRN 1.613s, 2028	790,000	413,896	1,297,000	679,522	979,000	512,916
Fund American Cos., Inc. notes 5 7/8s, 2013	--	--	498,000	471,384	969,000	917,212
GATX Financial Corp. notes 5.8s, 2016	--	--	120,000	106,155	130,000	115,001
General Electric Capital Corp. sr. unsec. FRN Ser.
MTN, 1.156s, 2016	260,000	206,920	600,000	477,508	--	--
General Electric Capital Corp. sr. unsec. notes Ser.
MTN, 6 7/8s, 2039	1,141,000	908,654	2,446,000	1,947,912	3,149,000	2,507,758
General Electric Capital Corp. sub. notes FRN 6 3/8s,
2067	--	--	975,000	650,540	1,450,000	967,470
GMAC, LLC sr. unsec. unsub. notes 7 3/4s, 2010	80,000	78,012	70,000	68,261	60,000	58,509
GMAC, LLC sr. unsec. unsub. notes 7 1/4s, 2011	105,000	95,272	90,000	81,662	70,000	63,515
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 7 3/4s, 2010	413,000	402,675	152,000	148,200	161,000	156,975
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 7s, 2012	44,000	37,312	193,000	163,664	224,000	189,952
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 6 7/8s, 2012	234,000	195,390	297,000	247,995	151,000	126,085
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 6 7/8s, 2011	300,000	262,500	383,000	335,125	186,000	162,750
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 6 3/4s, 2014	6,000	4,710	--	--	--	--
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 6 5/8s, 2012	129,000	107,715	91,000	75,985	44,000	36,740
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes FRN 2.868s, 2014	226,000	158,200	107,000	74,900	29,000	20,300
Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019	335,000	357,564	970,000	1,035,336	1,540,000	1,643,729
Goldman Sachs Group, Inc. (The) sr. notes 5.45s, 2012	--	--	685,000	714,770	1,188,000	1,239,631
Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037	736,000	647,154	1,148,000	1,009,420	270,000	237,407
Health Care Property Investors, Inc. sr. unsec. notes
6s, 2017	--	--	214,000	181,413	748,000	634,097
Health Care REIT, Inc. sr. notes 6s, 2013 (R)	--	--	85,000	78,859	90,000	83,498
Highwood Properties, Inc. sr. unsec. bonds 5.85s, 2017
(R)	--	--	340,000	270,773	290,000	230,953
HSBC Finance Capital Trust IX FRN 5.911s, 2035	--	--	1,000,000	528,623	2,000,000	1,057,246
HSBC Finance Corp. notes 5s, 2015	760,000	708,164	1,185,000	1,104,177	280,000	260,903
HSBC Holdings PLC sub. notes 6 1/2s, 2037 (United
Kingdom)	--	--	300,000	290,194	1,000,000	967,313
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015	70,000	51,538	70,000	51,538	30,000	22,088
HUB International Holdings, Inc. 144A sr. unsec.
unsub. notes 9s, 2014	50,000	40,813	50,000	40,813	25,000	20,406
International Lease Finance Corp. sr. unsec. 6 3/8s,
2013	1,840,000	1,426,000	--	--	--	--
International Lease Finance Corp. sr. unsec. Ser. MTN,
5 5/8s, 2013	625,000	465,625	--	--	--	--
JPMorgan Chase & Co. sr. notes 6s, 2018	1,044,000	1,037,117	1,537,000	1,526,867	336,000	333,785
JPMorgan Chase Bank NA sub. notes Ser. BKNT, 6s, 2017	--	--	330,000	321,202	280,000	272,535
JPMorgan Chase Capital XVIII bonds Ser. R, 6.95s, 2036	--	--	674,000	568,042	1,460,000	1,230,476
JPMorgan Chase Capital XXV bonds Ser. Y, 6.8s, 2037	--	--	330,000	283,800	285,000	245,100
Lehman Brothers E-Capital Trust I FRN 3.589s, 2065
(In default) (NON)	1,375,000	138	1,845,000	185	--	--
Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015	115,000	104,075	95,000	85,975	45,000	40,725
Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017	195,000	158,438	185,000	150,313	85,000	69,063
Liberty Mutual Group 144A company guaranty jr. sub.
notes FRB 10 3/4s, 2058	1,145,000	827,262	1,350,000	975,374	1,363,000	984,766
Liberty Mutual Insurance 144A notes 7.697s, 2097	--	--	690,000	412,781	1,410,000	843,509
Marsh & McLennan Cos., Inc. sr. unsec. notes 6 1/4s,
2012	35,000	36,003	720,000	740,629	815,000	838,351
Marsh & McLennan Cos., Inc. sr. unsec. notes 5 3/8s,
2014	--	--	380,000	369,933	345,000	335,860
Merrill Lynch & Co., Inc. jr. sub. bonds 7 3/4s, 2038	--	--	300,000	278,672	1,200,000	1,114,686
Merrill Lynch & Co., Inc. notes FRN Ser. MTN, 1.292s,
2011	--	--	380,000	351,872	280,000	259,274
Merrill Lynch & Co., Inc. sr. unsec. notes Ser. MTN,
6 7/8s, 2018	711,000	658,070	1,110,000	1,027,367	261,000	241,570
Merrill Lynch & Co., Inc. sr. unsec. notes Ser. MTNC,
4 1/4s, 2010	5,000	5,020	240,000	240,951	580,000	582,298
MetLife Capital Trust IV 144A jr. sub. debs. 7 7/8s,
2067	--	--	300,000	243,000	1,200,000	972,000
MetLife, Inc. sr. unsec. 6 3/4s, 2016	155,000	157,799	130,000	132,347	--	--
MetLife, Inc. sr. unsec. notes Ser. A, 6.817s, 2018	395,000	397,808	875,000	881,220	230,000	231,635
Morgan Stanley sr. unsec. notes FRN Ser. MTN, 0.409s,
2010	--	--	625,000	619,339	1,855,000	1,838,197
Morgan Stanley sr. unsec. unsub. notes 6 3/4s, 2011	687,000	719,679	1,068,000	1,118,803	252,000	263,987
Nationwide Financial Services, Inc. notes 5 5/8s, 2015	--	--	125,000	112,003	425,000	380,810
Nationwide Health Properties, Inc. notes 6 1/2s, 2011
(R)	--	--	145,000	142,850	150,000	147,776
Nationwide Health Properties, Inc. unsec. notes
6 1/4s, 2013 (R)	--	--	723,000	668,694	1,139,000	1,053,447
Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031	--	--	210,000	168,459	--	--
Nuveen Investments, Inc. sr. unsec. notes 5 1/2s, 2015	--	--	110,000	55,550	110,000	55,550
OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	--	--	520,000	405,044	1,129,000	879,412
Prudential Financial, Inc. jr. unsec. sub. notes FRN
8 7/8s, 2038	1,120,000	940,568	225,000	188,953	--	--
Royal Bank of Scotland Group PLC jr. sub. notes FRN
Ser. MTN, 7.64s, 2049 (United Kingdom)	--	--	400,000	160,000	300,000	120,000
Russian Agricultural Bank 144A notes 7 3/4s, 2018
(Russia)	--	--	110,000	99,000	100,000	90,000
Russian Agricultural Bank 144A notes 7 1/8s, 2014
(Russia)	120,000	112,800	110,000	103,400	100,000	94,000
Simon Property Group LP sr. unsec. notes 6 3/4s,
2014 (R)	211,000	212,341	264,000	265,677	--	--
Simon Property Group LP sr. unsec. notes 6 1/8s, 2018
(R)	--	--	307,000	280,419	927,000	846,738
Simon Property Group LP sr. unsec. unsub. notes
5 1/4s, 2016 (R)	100,000	88,828	147,000	130,578	30,000	26,648
Simon Property Group LP unsub. bonds 5 3/4s, 2015 (R)	--	--	83,000	76,442	83,000	76,442
SLM Corp. notes Ser. MTNA, 4 1/2s, 2010	650,000	614,250	1,128,000	1,065,960	1,206,000	1,139,670
Sovereign Bancorp, Inc. sr. notes 4.8s, 2010	--	--	155,000	151,403	155,000	151,403
State Street Capital Trust IV company guaranty jr.
unsec. sub. bond FRB 1.629s, 2037	--	--	475,000	273,596	--	--
Stowe CDO 08-1 144A notes FRN 3.078s, 2010 (F)	4,200,000	3,066,000	--	--	--	--

Universal City Florida Holding Co. sr. notes 8 3/8s,
2010	140,000	114,100	200,000	163,000	95,000	77,425
USI Holdings Corp. 144A company guaranty sr. unsec.
notes FRN 4.758s, 2014	45,000	29,250	45,000	29,250	20,000	13,000
VTB Capital SA 144A notes 6 7/8s, 2018 (Russia)	876,000	788,400	800,000	720,000	687,000	618,300
Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017	--	--	1,115,000	1,123,719	1,755,000	1,768,724
Wachovia Corp. sr. unsec. notes FRN Ser. MTNE, 0.818s,
2012	140,000	132,508	470,000	444,850	510,000	482,709
Wells Fargo & Co. sr. notes 4 3/8s, 2013	--	--	985,000	993,481	1,560,000	1,573,432
Wells Fargo & Co. sr. unsec. unsub. notes 5 1/4s, 2012	660,000	683,188	1,025,000	1,061,012	245,000	253,608
Wells Fargo Capital XV jr. sub. unsec. company
guaranty FRN 9 3/4s, 2049	455,000	436,800	--	--	--	--
Westpac Capital Trust III 144A unsec. sub. notes FRN
5.819s, 2049 (Australia)	--	--	295,000	237,782	230,000	185,389
Willis Group North America, Inc. company guaranty
6.2s, 2017	--	--	70,000	61,991	40,000	35,423
ZFS Finance USA Trust I 144A bonds FRB 6 1/2s, 2037	--	--	1,240,000	899,000	1,630,000	1,181,750
		27,250,388		43,777,503		49,467,260

Health care		0.7%		0.9%		1.1%
Abbott Laboratories sr. unsec. notes 5 7/8s, 2016	344,000	375,174	538,000	586,754	126,000	137,418
Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037	--	--	286,000	265,191	673,000	624,034
AmerisourceBergen Corp. company guaranty sr. unsec.
notes 5 5/8s, 2012	195,000	192,256	--	--	--	--
AstraZeneca PLC sr. unsec. unsub. notes 6.45s, 2037
(United Kingdom)	270,000	298,018	422,000	465,791	99,000	109,273
AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United
Kingdom)	--	--	982,000	1,051,555	1,709,000	1,830,048
Cardinal Health, Inc. sr. unsec. unsub. notes 5 1/2s,
2013	4,045,000	4,053,023	--	--	--	--
Community Health Systems, Inc. company guaranty
8 7/8s, 2015	235,000	230,300	210,000	205,800	95,000	93,100
DaVita, Inc. company guaranty 6 5/8s, 2013	190,000	179,075	235,000	221,488	125,000	117,813
Elan Finance PLC/Elan Finance Corp. company guaranty
7 3/4s, 2011 (Ireland)	320,000	292,000	355,000	323,938	170,000	155,125
GlaxoSmith Kline Capital, Inc. company guaranty sr.
notes 5.65s, 2018	344,000	364,366	870,000	921,507	1,290,000	1,366,373
HCA, Inc. company guaranty sr. notes 9 5/8s, 2016 (PIK)	198,000	196,020	201,000	198,990	94,000	93,060
HCA, Inc. sr. sec. notes 9 1/4s, 2016	315,000	310,275	215,000	211,775	110,000	108,350
HCA, Inc. sr. sec. notes 9 1/8s, 2014	219,000	216,810	167,000	165,330	79,000	78,210

HCA, Inc. sr. unsec. notes 7 7/8s, 2011	416,000	409,240	590,000	580,413	275,000	270,531
HCA, Inc. sr. unsec. notes 6 1/4s, 2013	50,000	43,750	48,000	42,000	--	--
Health Management Associates, Inc. sr. notes 6 1/8s,
2016	80,000	68,600	70,000	60,025	35,000	30,013
Healthsouth Corp. company guaranty 10 3/4s, 2016	150,000	150,750	145,000	145,725	65,000	65,325
Hospira, Inc. sr. notes 6.05s, 2017	--	--	190,000	185,553	125,000	122,075
Hospira, Inc. sr. notes 5.55s, 2012	150,000	156,272	607,000	632,381	230,000	239,617
IASIS Healthcare/IASIS Capital Corp. sr. sub. notes
8 3/4s, 2014	135,000	132,300	120,000	117,600	55,000	53,900
Merck & Co., Inc. sr. unsec. unsub. notes 5.85s, 2039	77,000	78,489	166,000	169,210	204,000	207,945
Merck & Co., Inc. sr. unsec. unsub. notes 5s, 2019	73,000	74,013	159,000	161,205	196,000	198,719
Novartis Securities Investment, Ltd. company guaranty
sr. unsec. notes 5 1/8s, 2019	165,000	168,022	375,000	381,869	450,000	458,243
Omnicare, Inc. company guaranty 6 3/4s, 2013	60,000	54,000	85,000	76,500	40,000	36,000
Omnicare, Inc. sr. sub. notes 6 7/8s, 2015	35,000	31,588	45,000	40,613	25,000	22,563
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013	170,000	153,425	240,000	216,600	110,000	99,275
Pfizer, Inc. sr. unsec. notes 7.2s, 2039	80,000	94,993	190,000	225,608	239,000	283,791
Pfizer, Inc. sr. unsec. notes 6.2s, 2019	245,000	267,879	520,000	568,560	639,000	698,672
Psychiatric Solutions, Inc. company guaranty 7 3/4s,
2015	305,000	279,075	270,000	247,050	185,000	169,275
Roche Holdings, Inc. 144A company guaranty sr. unsec.
notes 7s, 2039	--	--	190,000	218,665	225,000	258,945
Select Medical Corp. company guaranty 7 5/8s, 2015	361,000	293,313	327,000	265,688	130,000	105,625
Service Corporation International sr. unsec. unsub.
notes 6 3/4s, 2016	255,000	230,138	360,000	324,900	170,000	153,425
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013	205,000	190,650	270,000	251,100	125,000	116,250
Sun Healthcare Group, Inc. company guaranty sr. unsec.
unsub. notes 9 1/8s, 2015	200,000	198,000	195,000	193,050	90,000	89,100
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017	80,000	55,600	75,000	52,125	35,000	24,325
Surgical Care Affiliates, Inc. 144A sr. unsec. notes
zero %, 2015 (PIK)	80,000	61,600	75,000	57,750	35,000	26,950
Tenet Healthcare Corp. sr. notes 9 1/4s, 2015	20,000	18,300	25,000	22,875	15,000	13,725
Tenet Healthcare Corp. 144A company guaranty sr. sec.
notes 10s, 2018	109,000	114,450	92,000	96,600	62,000	65,100
Tenet Healthcare Corp. 144A company guaranty sr. sec.
notes 9s, 2015	339,000	341,543	271,000	273,033	197,000	198,478
UnitedHealth Group, Inc. sr. unsec. notes 5 1/2s, 2012	--	--	280,000	289,755	245,000	253,535
US Oncology Holdings, Inc. sr. unsec. notes FRN
6.904s, 2012 (PIK)	128,000	111,360	128,000	111,360	55,000	47,850
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014	250,000	239,375	255,000	244,163	120,000	114,900
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)	585,000	602,550	605,000	623,150	360,000	370,800
Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017
(R)	--	--	145,000	130,138	140,000	125,650
WellPoint, Inc. notes 7s, 2019	95,000	98,188	220,000	227,382	260,000	268,724
		11,424,780		11,850,765		9,902,130

Technology		0.7%		0.8%		0.9%
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012	208,000	138,320	280,000	186,200	130,000	86,450
Arrow Electronics, Inc. unsec. notes 9.15s, 2010	1,405,000	1,428,982	--	--	--	--
Celestica, Inc. sr. sub. notes 7 5/8s, 2013 (Canada)	175,000	170,625	145,000	141,375	65,000	63,375
Ceridian Corp. sr. unsec. notes 11 1/4s, 2015	250,000	209,063	225,000	188,156	110,000	91,988
Cisco Systems, Inc. sr. unsec. notes 5 1/4s, 2011	319,000	336,366	497,000	524,056	117,000	123,369
Compucom Systems, Inc. 144A sr. sub. notes 12 1/2s,
2015	215,000	178,719	195,000	162,094	90,000	74,813
Computer Sciences Corp. sr. unsec. notes 6 1/2s, 2018	1,190,000	1,215,977	2,870,000	2,932,649	2,625,000	2,682,301
Computer Sciences Corp. sr. unsec. unsub. notes 5s,
2013	750,000	748,346	--	--	--	--
Dell, Inc. sr. unsec. notes 5 7/8s, 2019	215,000	219,452	470,000	479,732	585,000	597,114
Fiserv, Inc. sr. unsec. unsub. notes company guaranty
6.8s, 2017	--	--	280,000	283,170	250,000	252,831
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 8 7/8s, 2014	460,000	232,300	340,000	171,700	160,000	80,800
Freescale Semiconductor, Inc. company guaranty sr.
unsec. sub. notes 10 1/8s, 2016	9,000	3,060	9,000	3,060	5,000	1,700
Hewlett-Packard Co. sr. unsec. notes 6 1/8s, 2014	95,000	104,716	235,000	259,035	425,000	468,467
Hewlett-Packard Co. sr. unsec. notes 5 1/2s, 2018	135,000	141,911	160,000	168,191	183,000	192,368
Hewlett-Packard Co. sr. unsec. notes 4 1/4s, 2012	100,000	104,374	320,000	333,997	270,000	281,810
IBM Corp. sr. unsec. notes 5.7s, 2017	235,000	249,606	1,035,000	1,099,327	1,250,000	1,327,690
Iron Mountain, Inc. company guaranty 8 3/4s, 2018	60,000	59,100	70,000	68,950	35,000	34,475
Iron Mountain, Inc. company guaranty 8 5/8s, 2013	5,000	4,988	--	--	90,000	89,775
Iron Mountain, Inc. company guaranty 6 5/8s, 2016	245,000	219,275	90,000	80,550	40,000	35,800
Iron Mountain, Inc. company guaranty sr. unsec. sub.
notes 8s, 2020	470,000	438,863	625,000	583,594	--	--
Lexmark International Inc, sr. unsec. notes 5.9s, 2013	2,455,000	2,355,531	--	--	--	--
Lucent Technologies, Inc. unsec. debs. 6.45s, 2029	55,000	31,213	45,000	25,538	20,000	11,350
Microsoft Corp. sr. unsec. unsub. notes 4.2s, 2019	250,000	245,160	555,000	544,256	695,000	681,546
NXP BV/NXP Funding, LLC 144A sr. sec. notes 10s, 2013
(Netherlands)	34,000	24,735	15,000	10,913	--	--
Oracle Corp. sr. unsec. notes 5s, 2011	319,000	334,408	497,000	521,005	117,000	122,651
Sanmina Corp. sr. unsec. sub. notes 8 1/8s, 2016	180,000	131,175	238,000	173,443	--	--
Seagate Technology Hdd Holdings company guaranty 6.8s,
2016	95,000	81,762	105,000	90,369	50,000	43,033
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015	90,000	83,138	100,000	92,375	56,000	51,730
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013	590,000	557,550	491,000	463,995	221,000	208,845
Syniverse Technologies, Inc. sr. sub. notes Ser. B,
7 3/4s, 2013	42,000	39,480	54,000	50,760	26,000	24,440
Tyco Electronics Group SA company guaranty 6.55s, 2017
(Luxembourg)	940,000	853,450	--	--	--	--
Xerox Corp. sr. notes 6.4s, 2016	--	--	335,000	308,200	285,000	262,200
Xerox Corp. sr. unsec. notes 6.35s, 2018	--	--	--	--	20,000	17,850
Xerox Corp. sr. unsec. notes FRN 1.363s, 2009	265,000	262,245	600,000	593,762	715,000	707,567
		11,203,890		10,540,452		8,616,338

Transportation		0.2%		0.2%		0.3%
American Airlines, Inc. pass-through certificates Ser.
01-1, 6.817s, 2011	--	--	110,000	90,200	70,000	57,400
Burlington Northern Santa Fe Corp. sr. unsec. notes
7s, 2014	170,000	185,230	385,000	419,492	440,000	479,420
Continental Airlines, Inc. pass-through certificates
Ser. 97-4A, 6.9s, 2018	--	--	54,238	46,916	45,199	39,097
Continental Airlines, Inc. pass-through certificates
Ser. 98-1A, 6.648s, 2017	--	--	256,975	215,859	181,235	152,238
Northwest Airlines Corp. pass-through certificates
Ser. 00-1, 7.15s, 2019	--	--	501,860	409,016	433,646	353,422
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013	180,000	162,900	235,000	212,675	115,000	104,075
RailAmerica, Inc. 144A company guaranty sr. sec. notes
9 1/4s, 2017	120,000	115,800	105,000	101,325	70,000	67,550
Ryder System, Inc. sr. unsec. unsub. notes Ser. MTN,
6s, 2013	1,645,000	1,637,760	--	--	--	--
Southwest Airlines Co. pass-through certificates Ser.
07-1, 6.15s, 2022	--	--	61,802	58,381	123,605	116,762
Southwest Airlines Co. sr. unsec. unsub. notes 6 1/2s,
2012	590,000	611,465	--	--	--	--
Union Pacific Corp. sr. unsec. bond 5.7s, 2018	--	--	30,000	30,161	--	--
Union Pacific Corp. sr. unsec. notes 6 1/8s, 2020	185,000	191,585	415,000	429,772	495,000	512,619
Union Pacific Corp. sr. unsub. notes 5 3/4s, 2017	--	--	290,000	292,327	355,000	357,849
Union Pacific Corp. 144A pass-through certificates
5.214s, 2014	--	--	115,000	112,187	100,000	97,554
United AirLines, Inc. pass-through certificates Ser.
07-A, 6.636s, 2022	--	--	153,620	118,287	125,689	96,781
		2,904,740		2,536,598		2,434,767

Utilities and power		1.0%		1.9%		2.8%
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	180,000	183,511	577,000	588,256	190,000	193,707
AES Corp. (The) sr. unsec. unsub. notes 8s, 2017	120,000	111,600	105,000	97,650	50,000	46,500
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	258,000	258,000	331,000	331,000	133,000	133,000
American Water Capital Corp. sr. unsec. bonds 6.085s,
2017	214,000	205,454	484,000	464,672	--	--
Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035	--	--	145,000	128,750	120,000	106,552
Atmos Energy Corp. sr. unsec. sub. notes 8 1/2s, 2019	20,000	23,196	45,000	52,190	55,000	63,788
Atmos Energy Corp. sr. unsub. notes 6.35s, 2017	--	--	320,000	325,545	275,000	279,765
Beaver Valley II Funding debs. 9s, 2017	--	--	469,000	462,917	1,035,000	1,021,576
Boardwalk Pipelines LP company guaranty 5 7/8s, 2016	--	--	604,000	571,243	1,168,000	1,104,655
Bruce Mansfield Unit pass-through certificates 6.85s,
2034	--	--	1,141,000	883,669	1,725,000	1,335,958
CMS Energy Corp. sr. notes 8 1/2s, 2011	170,000	175,957	150,000	155,256	70,000	72,453
CMS Energy Corp. unsub. notes 6.55s, 2017	--	--	20,000	17,850	15,000	13,388
Colorado Interstate Gas Co. debs. 6.85s, 2037 (Canada)	30,000	27,688	50,000	46,146	25,000	23,073
Commonwealth Edison Co. 1st mtge. 6.15s, 2017	--	--	130,000	135,300	110,000	114,485
Commonwealth Edison Co. 1st mtge. 5.9s, 2036	--	--	593,000	568,898	448,000	429,791
Consolidated Natural Gas Co. sr. notes Ser. A, 5s, 2014	--	--	180,000	184,197	315,000	322,345
Consumers Energy Co. 1st mtge. sec. bond 6 1/8s, 2019	174,000	183,769	395,000	417,177	--	--
Dominion Resources, Inc. jr. sub. notes FRN Ser. 06-B,
6.3s, 2066	--	--	823,000	559,640	1,448,000	984,640
Dominion Resources, Inc. sr. unsec. notes 6.4s, 2018	3,975,000	4,195,843	--	--	--	--
Dominion Resources, Inc. sr. unsec. unsub. notes Ser.
07-A, 6s, 2017	1,320,000	1,370,941	455,000	472,559	290,000	301,192
Dominion Resources, Inc. unsub. notes 5.7s, 2012	343,000	364,849	535,000	569,079	126,000	134,026
Duke Energy Corp. sr. unsec. notes 6 1/4s, 2018	--	--	304,000	318,981	1,062,000	1,114,335
Dynegy Holdings, Inc. sr. unsec. notes 8 3/8s, 2016	255,000	216,113	250,000	211,875	115,000	97,463
Dynegy-Roseton Danskamme company guaranty Ser. B,
7.67s, 2016	145,000	127,238	195,000	171,113	90,000	78,975
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016	70,000	57,050	80,000	65,200	40,000	32,600
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013	30,000	26,850	35,000	31,325	20,000	17,900
Edison Mission Energy sr. unsec. notes 7.2s, 2019	215,000	160,175	205,000	152,725	95,000	70,775
Edison Mission Energy sr. unsec. notes 7s, 2017	10,000	7,675	5,000	3,838	5,000	3,838
El Paso Corp. sr. notes Ser. GMTN, 7 3/4s, 2032	225,000	183,155	215,000	175,015	95,000	77,332
El Paso Natural Gas Co. sr. unsec. notes 5.95s, 2017	--	--	40,000	38,502	35,000	33,689
Electricite de France 144A notes 6 1/2s, 2019 (France)	165,000	180,713	375,000	410,711	450,000	492,853
Entergy Gulf States, Inc. 1st mtge. 5 1/4s, 2015	--	--	215,000	205,160	225,000	214,702
FirstEnergy Corp. notes Ser. B, 6.45s, 2011	295,000	307,909	2,970,000	3,099,967	2,485,000	2,593,744
Florida Power Corp. 1st mtge. sec. bond 6.4s, 2038	--	--	328,000	364,709	1,146,000	1,274,257
Indianapolis Power & Light 144A 1st mtge. 6.3s, 2013	--	--	115,000	114,967	110,000	109,968
Indiantown Cogeneration LP 1st mtge. Ser. A-10, 9.77s,
2020	--	--	215,000	198,338	225,000	207,563
Inergy LP/Inergy Finance Corp. sr. unsec. notes
6 7/8s, 2014	285,000	259,350	380,000	345,800	190,000	172,900
Inergy LP/Inergy Finance Corp. 144A company guaranty
sr. unsec. notes 8 3/4s, 2015	140,000	136,850	125,000	122,188	85,000	83,088
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016	105,000	100,275	230,000	219,650	200,000	191,000
ITC Holdings Corp. 144A notes 5 7/8s, 2016	--	--	458,000	433,527	988,000	935,206
ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	--	--	305,000	281,448	225,000	207,626
Kansas Gas & Electric bonds 5.647s, 2021	--	--	79,549	75,805	74,870	71,346

Kinder Morgan, Inc. sr. notes 6 1/2s, 2012	--	--	122,000	118,950	126,000	122,850
MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036	442,000	436,907	1,512,000	1,494,579	1,729,000	1,709,078
MidAmerican Funding, LLC sr. sec. bond 6.927s, 2029	470,000	526,439	850,000	952,071	970,000	1,086,481
Mirant Americas Generation, Inc. sr. unsec. notes
8.3s, 2011	215,000	215,000	215,000	215,000	100,000	100,000
Mirant North America, LLC company guaranty 7 3/8s, 2013	375,000	360,000	410,000	393,600	205,000	196,800
National Fuel Gas Co. notes 5 1/4s, 2013	238,000	233,830	687,000	674,963	100,000	98,248
Nevada Power Co. mtge. sec. notes 7 1/8s, 2019	115,000	123,748	265,000	285,157	315,000	338,961
NiSource Finance Corp. company guaranty sr. unsec.
notes 10 3/4s, 2016	65,000	72,098	60,000	66,552	40,000	44,368
NiSource Finance Corp. company guaranty sr. unsec.
unsub. notes 5.4s, 2014	90,000	85,160	80,000	75,697	55,000	52,042
Northwestern Corp. sec. notes 5 7/8s, 2014	--	--	463,000	470,915	979,000	995,735
NRG Energy, Inc. company guaranty 7 3/8s, 2017	100,000	94,500	110,000	103,950	55,000	51,975
NRG Energy, Inc. sr. notes 7 3/8s, 2016	945,000	894,206	894,000	845,948	377,000	356,736
Oncor Electric Delivery Co. debs. 7s, 2022	--	--	63,000	66,533	56,000	59,140
Pacific Gas & Electric Co. 1st mtge. 6.05s, 2034	417,000	432,611	650,000	674,334	153,000	158,728
Pacific Gas & Electric Co. sr. notes 8 1/4s, 2018	--	--	--	--	490,000	606,036
Potomac Edison Co. 144A 1st mtge. 5.8s, 2016	--	--	456,000	412,577	985,000	891,203
Power Receivable Finance, LLC 144A sr. notes 6.29s,
2012	--	--	125,285	123,509	108,298	106,762
PSEG Energy Holdings, Inc. sr. notes 8 1/2s, 2011	175,000	176,683	225,000	227,164	110,000	111,058
Public Service Co. of Colorado 1st mtge. sec. bonds
5 1/8s, 2019	105,000	107,902	235,000	241,494	295,000	303,152
Public Service Co. of Colorado sr. notes Ser. A,
6 7/8s, 2009	--	--	215,000	215,246	205,000	205,235
Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s,
2067	--	--	629,000	446,590	1,107,000	785,970
Sierra Pacific Resources sr. unsec. notes 8 5/8s, 2014	90,000	88,651	125,000	123,126	60,000	59,100
Southern Natural Gas. Co. 144A notes 5.9s, 2017	--	--	155,000	145,605	130,000	122,121
Spectra Energy Capital, LLC sr. notes 8s, 2019	--	--	250,000	272,346	215,000	234,217
Spectra Energy Capital, LLC sr. unsec. unsub. notes
5.668s, 2014	1,645,000	1,661,057	--	--	--	--
Taqa Abu Dhabi National Energy sr. unsec. notes
7 1/4s, 2018 (United Arab Emirates)	440,000	428,960	690,000	672,688	445,000	433,835
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes Ser. *, 7.2s, 2011	270,000	278,423	610,000	629,029	430,000	443,414
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes Ser. *, 6 3/4s, 2015	10,000	9,595	10,000	9,595	5,000	4,798
Tennessee Gas Pipeline Co. sr. unsec. unsub. debs.
7 1/2s, 2017	25,000	26,156	30,000	31,387	15,000	15,694
Texas Competitive Electric Holdings Co., LLC company
guaranty sr. unsec. notes Ser. A, 10 1/4s, 2015
(United Kingdom)	735,000	457,538	655,000	407,738	310,000	192,975
TransAlta Corp. sr. unsec. notes 5 3/4s, 2013 (Canada)	--	--	140,000	138,336	150,000	148,218
TransCanada Pipelines, Ltd. jr. sub. FRN 6.35s, 2067
(Canada)	--	--	180,000	125,100	155,000	107,725
TXU Corp. sr. notes Ser. P, 5.55s, 2014	525,000	331,496	554,000	349,807	237,000	149,647
Union Electric Co. sr. sec. notes 6.4s, 2017	140,000	143,748	320,000	328,567	365,000	374,771
West Penn Power Co. 144A 1st mtge. 5.95s, 2017	--	--	75,000	68,818	45,000	41,291
		16,048,869		25,479,809		25,470,418

Total corporate bonds and notes (cost $208,994,452,
$209,745,148 and $179,229,836)		$197,793,416		$198,700,562		$178,145,698

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS(a)	Growth 11.1%		Balanced 25.0%		Conservative 34.4%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

U.S. Government Guaranteed Mortgage Obligations		2.6%		5.1%		4.7%
Government National Mortgage Association Pass-Through
Certificates
6 1/2s, with due dates from June 20, 2037 to
November 20, 2037	$4,565,981	$4,849,928	$--	$--	$--	$--
6 1/2s, TBA, July 1, 2039	--	--	26,000,000	27,531,561	7,000,000	7,412,343
5 1/2s, TBA, July 1, 2039	7,000,000	7,227,500	6,000,000	6,195,000	5,000,000	5,162,500
4 1/2s, TBA, July 1, 2039	28,000,000	27,938,802	35,000,000	34,923,386	31,000,000	30,932,125
		40,016,230		68,649,947		43,506,968

U.S. Government Agency Mortgage Obligations		8.5%		19.9%		29.7%
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
6s, with due dates from July 1, 2013 to October 1, 2021	297,273	315,382	--	--	--	--
5 1/2s, with due dates from June 1, 2035 to
November 1, 2036	56,677	58,650	--	--	273,393	284,575
5 1/2s, with due dates from January 1, 2020 to
April 1, 2020	456,320	481,570	--	--	--	--
Federal National Mortgage Association Pass-Through
Certificates
7s, with due dates from October 1, 2029 to
January 1, 2036	1,004,064	1,097,985	--	--	--	--
7s, March 1, 2018	--	--	--	--	308,003	331,045
7s, TBA, August 1, 2039	--	--	1,000,000	1,080,938	--	--
7s, TBA, July 1, 2039	--	--	2,000,000	2,170,625	--	--
6 1/2s, with due dates from June 1, 2037 to
November 1, 2037	597,733	637,541	--	--	--	--
6 1/2s, TBA, July 1, 2039	1,000,000	1,064,531	26,000,000	27,677,811	--	--
6s, with due dates from September 1, 2011 to
September 1, 2021	1,662,462	1,763,592	--	--	--	--
5 1/2s, with due dates from June 1, 2037 to
November 1, 2037	1,490,762	1,542,764	--	--	--	--
5 1/2s, with due dates from February 1, 2014 to
August 1, 2022	5,773,318	6,071,603	--	--	--	--
5 1/2s, TBA, July 1, 2039	21,000,000	21,672,655	74,000,000	76,370,309	93,000,000	95,978,902
5 1/2s, TBA, July 1, 2024	--	--	--	--	24,000,000	25,110,000
5s, July 1, 2035 (i)	8,547,585	8,780,763	--	--	579,497	595,306
5s, May 1, 2033 (i)	--	--	--	--	1,551,548	1,617,163
4 1/2s, with due dates from February 1, 2039 to
April 1, 2039	814,912	814,021	--	--	--	--
4 1/2s, with due dates from April 1, 2020 to
May 1, 2022	2,087,479	2,156,876	--	--	--	--
4 1/2s, TBA, August 1, 2039	12,000,000	11,925,469	17,000,000	16,894,415	23,000,000	22,857,149
4 1/2s, TBA, July 1, 2039	76,000,000	75,810,000	142,000,000	141,645,000	115,000,000	114,712,500
4 1/2s, TBA, July 1, 2024	--	--	--	--	11,000,000	11,220,000
		134,193,402		265,839,098		272,706,640
Total U.S. government and agency mortgage obligations
(cost $172,026,983, $331,870,752 and $313,401,782)		$174,209,632		$334,489,045		$316,213,608

U.S. TREASURY OBLIGATIONS(a)	Growth 0.6%		Balanced 0.4%		Conservative 0.6%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value
U.S. Treasury Notes 3 5/8s, May 15, 2013 (i)	$2,150,000	$2,287,342	$1,700,000	$1,808,596	$1,700,000	$1,808,596
U.S. Treasury Notes 3 1/2s, August 15, 2009 (i)	350,000	355,005	--	--	--	--
U.S. Treasury Bonds 5 1/4s, February 15, 2029 (i)	1,114,000	1,277,669	--	--	--	--
U.S. Treasury Notes 4 3/4s, March 31, 2011 (i)	1,862,000	2,007,813	--	--	--	--
U.S. Treasury Notes 4 3/4s, May 31, 2012 (i)	1,377,000	1,507,939	--	--	--	--
U.S. Treasury Notes 4s, September 30, 2009 (i)	--	--	233,000	237,588	1,685,000	1,718,178
U.S. Treasury Notes 3 5/8s, October 31, 2009 (i)	1,514,000	1,531,275	3,401,000	3,439,805	407,000	411,644
U.S. Treasury Notes 2 1/8s, January 31, 2010 (i)	1,080,000	1,101,773	--	--	1,326,000	1,352,732

U.S. Treasury Notes 1 3/4s, March 31, 2010 (i)	10,000	10,100	--	--	10,000	10,100

Total U.S. treasury obligations (cost $10,078,916,
$5,485,989 and $5,301,250)		$10,078,916		$5,485,989		$5,301,250

MORTGAGE-BACKED SECURITIES(a)	Growth 6.6%		Balanced 11.4%		Conservative 14.0%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Asset Securitization Corp.
Ser. 96-MD6, Class A7, 8.631s, 2029	$--	$--	$355,627	$393,743	$396,252	$438,722
FRB Ser. 97-D5, Class A5, 7.27s, 2043	150,000	143,592	234,000	224,004	247,000	236,449
Banc of America Alternative Loan Trust Ser. 06-7,
Class A2, 5.707s, 2036	2,852,000	1,301,938	--	--	--	--
Banc of America Commercial Mortgage, Inc.
Ser. 08-1, Class A3, 6.317s, 2014	5,700,000	4,734,751	--	--	--	--
FRB Ser. 07-3, Class A3, 5.837s, 2049	167,000	129,926	748,000	581,944	--	--
Ser. 07-2, Class A2, 5.634s, 2049	960,000	866,976	479,000	432,585	434,000	391,945
Ser. 07-5, Class A3, 5.62s, 2051	578,000	433,550	--	--	--	--
Ser. 04-3, Class A5, 5.557s, 2039	230,000	210,370	920,000	841,478	930,000	850,625
Ser. 06-4, Class A2, 5.522s, 2046	620,000	583,405	3,157,000	2,970,659	2,319,000	2,182,121
Ser. 06-5, Class A2, 5.317s, 2047	--	--	--	--	1,847,000	1,710,089
Ser. 05-6, Class A2, 5.165s, 2047	1,742,000	1,655,663	304,000	288,933	371,000	352,613
Ser. 07-5, Class XW, IO, 0.606s, 2051	4,490,535	67,358	20,591,569	308,874	18,386,111	275,792
Ser. 07-1, Class XW, IO, 0.463s, 2049	1,808,463	19,725	9,832,719	107,247	5,032,161	54,887
Banc of America Commercial Mortgage, Inc. 144A
Ser. 02-PB2, Class XC, IO, 1.002s, 2035	2,436,639	39,939	3,627,123	59,452	2,156,147	35,341
Ser. 04-5, Class XC, IO, 0.46s, 2041	5,562,701	46,851	13,502,486	113,722	13,969,638	117,656
Ser. 04-4, Class XC, IO, 0.423s, 2042	3,872,195	42,512	10,990,958	120,669	8,663,521	95,116
Ser. 05-1, Class XW, IO, 0.144s, 2042	18,783,292	27,874	--	--	23,573,397	34,983
Ser. 06-5, Class XC, IO, 0.137s, 2016	3,280,134	29,457	35,155,893	315,714	29,929,481	268,779
Banc of America Funding Corp. FRB Ser. 06-D,
Class 6A1, 5.934s, 2036	3,839,763	2,150,267	1,725,100	966,056	1,512,814	847,176
Banc of America Large Loan
FRB Ser. 04-BBA4, Class H, 1.269s, 2018	25,000	25,000	70,000	70,000	73,000	73,000
FRB Ser. 04-BBA4, Class G, 1.019s, 2018	--	--	94,000	94,000	98,000	98,000
Banc of America Large Loan 144A
FRB Ser. 05-MIB1, Class K, 2.319s, 2022	190,000	86,585	186,000	84,762	187,000	85,218
FRB Ser. 05-MIB1, Class J, 1.369s, 2022	100,000	30,000	409,000	122,700	343,000	102,900
Banc of America Mortgage Securities Ser. 05-E,
Class 2, IO, 0.3s, 2035	1,669,430	4,565	5,579,022	15,255	5,371,818	14,689
Banc of America Structured Security Trust 144A Ser.
02-X1, Class A3, 5.436s, 2033	--	--	69,316	69,220	71,112	71,014
Bayview Commercial Asset Trust 144A
Ser. 07-1, Class S, IO, 2.477s, 2037	1,117,615	62,077	6,967,392	386,995	3,225,578	179,161
Ser. 06-4A, IO, 2.331s, 2036	321,991	22,088	936,000	64,205	1,107,782	75,988
Ser. 05-1A, IO, 2.15s, 2035	322,794	11,298	898,420	31,445	858,372	30,043
Ser. 06-2A, IO, 1.798s, 2036	121,702	6,743	583,599	32,335	555,131	30,758
Ser. 05-3A, IO, 1.6s, 2035	984,767	48,826	3,172,684	157,305	2,865,782	142,088
Ser. 07-5A, IO, 1.55s, 2037	--	--	3,499,658	254,775	2,951,048	214,836
FRB Ser. 05-1A, Class A1, 0.614s, 2035	26,829	15,148	205,687	116,131	152,030	85,836
Bear Stearns Alternate Trust
FRB Ser. 06-5, Class 2A2, 6 1/4s, 2036	2,058,868	968,977	2,737,553	1,288,391	--	--
FRB Ser. 06-6, Class 2A1, 5.841s, 2036	1,017,868	494,766	1,361,669	661,882	--	--
FRB Ser. 05-7, Class 23A1, 5 5/8s, 2035	2,582,116	1,391,574	1,103,351	594,626	--	--
Ser. 04-9, Class 1A1, 4.955s, 2034	13,437	7,780	25,776	14,924	23,515	13,614
Bear Stearns Asset Backed Securities, Inc. FRB Ser.
06-2, Class A1, 0.444s, 2036	71,539	66,326	--	--	--	--
Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.45s, 2032	--	--	189,000	109,770	124,000	72,018
Ser. 07-PW17, Class A3, 5.736s, 2050	1,999,000	1,634,962	--	--	7,002,000	5,726,866
Ser. 07-PW18, Class A2, 5.613s, 2050	656,000	592,153	--	--	--	--

Ser. 05-PWR9, Class A2, 4.735s, 2042	--	--	626,000	601,375	860,000	826,171
Ser. 04-PR3I, Class X1, IO, 0.243s, 2041	391,089	4,693	2,620,089	31,441	4,257,207	51,086
Ser. 05-PWR9, Class X1, IO, 0.129s, 2042	--	--	8,680,175	46,873	13,074,531	70,602
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 06-PW14, Class XW, IO, 0.882s, 2038	3,154,344	79,237	8,656,746	217,457	7,932,073	199,254
Ser. 06-PW14, Class X1, IO, 0.135s, 2038	3,392,296	28,936	9,308,657	79,403	8,530,887	72,768
Ser. 07-PW15, Class X1, IO, 0.109s, 2044	6,144,939	38,652	29,156,531	183,395	19,823,788	124,692
Ser. 07-PW18, Class X1, IO, 0.095s, 2050	1,060,432	5,988	6,611,284	37,334	4,442,671	25,088
Ser. 05-PW10, Class X1, IO, 0.08s, 2040	11,226,349	23,239	--	--	--	--
Bear Stearns Small Balance Commercial Trust 144A Ser.
06-1A, Class AIO, IO, 1s, 2034	--	--	1,072,400	6,971	1,117,600	7,264
Chase Commercial Mortgage Securities Corp. Ser. 00-3,
Class A2, 7.319s, 2032	8,777	8,960	103,563	105,724	101,808	103,932
Chase Commercial Mortgage Securities Corp. 144A Ser.
98-1, Class F, 6.56s, 2030	--	--	--	--	896,000	918,896
Citigroup FRB Ser. 07-AR5, Class 1A2A, 5.604s, 2037	--	--	--	--	4,921,176	2,373,698
Citigroup Commercial Mortgage Trust
Ser. 08-C7, Class A3, 6.299s, 2014	2,270,000	1,739,998	2,995,000	2,295,724	--	--
Ser. 08-C7, Class A2A, 6.034s, 2049	1,230,000	1,084,885	1,630,000	1,437,693	--	--
Citigroup Commercial Mortgage Trust 144A Ser. 06-C5,
Class XC, IO, 0.117s, 2049	6,548,097	39,289	36,810,790	220,865	39,830,567	238,983
Citigroup Mortgage Loan Trust, Inc.
IFB Ser. 07-6, Class 2A5, IO, 6.336s, 2037	593,476	60,167	1,499,045	151,973	1,274,106	129,169
FRB Ser. 06-AR5, Class 2A5A, 6.197s, 2036	1,323,081	665,265	1,768,737	889,348	--	--
FRB Ser. 05-10, Class 1A5A, 5.83s, 2035	92,209	51,637	942,912	528,031	373,596	209,214
FRB Ser. 07-6, Class 1A3A, 5.786s, 2046	--	--	--	--	1,624,585	763,555
FRB Ser. 06-AR7, Class 2A2A, 5.637s, 2036	3,655,297	1,973,860	--	--	--	--
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.559s, 2049	3,337,447	41,051	10,006,366	123,078	7,942,746	97,696
Ser. 06-CD2, Class X, IO, 0.127s, 2046	2,467,089	5,676	16,295,019	37,490	17,881,216	41,140
Ser. 07-CD4, Class XC, IO, 0.089s, 2049	11,162,671	47,999	33,463,113	143,891	26,561,141	114,213
Ser. 07-CD5, Class XS, IO, 0.077s, 2044	--	--	3,217,277	11,804	--	--
CNL Funding Ser. 99-1, Class A2, 7.645s, 2014	109,477	95,487	408,295	356,120	256,642	223,847
Commercial Mortgage Acceptance Corp. Ser. 97-ML1, IO,
1.217s, 2017	409,902	11,332	1,547,629	42,784	1,005,259	27,790
Commercial Mortgage Acceptance Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031	--	--	415,000	370,799	404,000	360,971
Ser. 98-C2, Class F, 5.44s, 2030	1,370,000	1,117,150	2,607,000	2,125,848	2,247,000	1,832,290
Commercial Mortgage Loan Trust Ser. 08-LS1, Class A4B,
6.22s, 2017	166,000	123,084	842,000	624,320	618,000	458,230
Commercial Mortgage Pass-Through Certificates 144A
Ser. 06-CN2A, Class H, 5.756s, 2019	66,000	23,760	197,000	70,920	218,000	78,480
Ser. 06-CN2A, Class J, 5.756s, 2019	53,000	13,780	158,000	41,080	174,000	45,240
FRB Ser. 01-J2A, Class A2F, 0.818s, 2034	118,000	97,998	326,000	270,741	314,000	260,775
Ser. 03-LB1A, Class X1, IO, 0.511s, 2038	851,283	26,426	1,809,827	56,182	1,956,247	60,728
Ser. 05-LP5, Class XC, IO, 0.183s, 2043	5,638,693	27,053	12,560,056	60,259	12,218,841	58,622
Ser. 06-C8, Class XS, IO, 0.085s, 2046	10,490,566	46,370	28,378,567	125,438	25,854,469	114,281
Ser. 05-C6, Class XC, IO, 0.064s, 2044	8,698,224	27,671	25,498,860	81,116	12,806,946	40,741
Countrywide Alternative Loan Trust
Ser. 06-45T1, Class 2A2, 6s, 2037	3,573,174	1,875,358	--	--	--	--
Ser. 06-J8, Class A4, 6s, 2037	3,011,233	1,580,427	1,286,749	675,342	--	--
Ser. 07-HY5R, Class 2A1A, 5.544s, 2047	1,258,769	859,749	646,290	441,421	606,628	414,332
Countrywide Home Loans
FRB Ser. 05-HYB7, Class 6A1, 5.667s, 2035	3,751,290	1,950,671	757,399	393,847	--	--
FRB Ser. 06-HYB1, Class 1A1, 5.309s, 2036	--	--	714,208	332,722	1,573,094	732,844
FRB Ser. 06-HYB1, Class 2A1, 5.292s, 2036	658,374	368,690	3,431,453	1,921,614	4,487,608	2,513,060
FRB Ser. 05-HYB4, Class 2A1, 4.891s, 2035	--	--	1,779,132	1,014,105	2,230,927	1,271,629
Countrywide Home Loans 144A
IFB Ser. 05-R2, Class 2A3, 8s, 2035	94,680	104,710	--	--	177,156	195,923
IFB Ser. 05-R1, Class 1AS, IO, 5.58s, 2035	219,846	18,951	1,571,879	135,496	1,567,543	135,122
Ser. 06-R1, Class AS, IO, 5.572s, 2036	--	--	959,582	82,885	1,058,696	91,446
Ser. 05-R3, Class AS, IO, 5.524s, 2035	554,969	45,064	2,710,735	220,112	2,129,219	172,893
IFB Ser. 05-R2, Class 1AS, IO, 5.242s, 2035	209,733	17,030	1,357,768	110,251	1,251,230	101,600
Credit Suisse Mortgage Capital Certificates
FRB Ser. 08-C1, Class A2, 6.425s, 2041	105,000	91,332	--	--	--	--
FRB Ser. 07-C4, Class A2, 6.004s, 2039	587,000	542,592	2,631,000	2,431,959	2,064,000	1,907,854
Ser. 07-3, Class 1A1A, 5.837s, 2037	155,812	87,255	1,566,388	877,177	600,822	336,461
Ser. 07-C2, Class A2, 5.448s, 2049	249,000	231,130	--	--	--	--
Ser. 06-C5, Class AX, IO, 0.145s, 2039	6,713,111	44,917	18,162,552	121,526	16,550,332	110,738
Credit Suisse Mortgage Capital Certificates 144A
FRB Ser. 06-TFLA, Class K, 1.519s, 2021	50,000	12,500	--	--	484,000	121,000
Ser. 07-C2, Class AX, IO, 0.279s, 2049	17,319,438	86,597	47,618,236	238,091	37,613,023	188,065
Ser. 06-C4, Class AX, IO, 0.133s, 2039	6,308,050	47,070	29,145,113	217,478	24,358,807	181,763
Ser. 07-C1, Class AX, IO, 0.11s, 2040	7,588,736	33,618	36,466,106	161,545	24,750,895	109,646
CRESI Finance Limited Partnership 144A FRB Ser. 06-A,
Class C, 0.914s, 2017	--	--	155,000	85,250	161,000	88,550
Criimi Mae Commercial Mortgage Trust 144A Ser. 98-C1,
Class B, 7s, 2033	620,764	553,838	--	--	--	--
CS First Boston Mortgage Securities Corp. Ser. 04-C2,
Class A2, 5.416s, 2036	260,000	227,896	1,050,000	920,350	1,050,000	920,350
CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C2, Class F, 6 3/4s, 2030	353,000	249,394	--	--	--	--
FRB Ser. 05-TFLA, Class J, 1.269s, 2020	--	--	67,000	44,890	65,500	43,885
FRB Ser. 04-TF2A, Class J, 1.269s, 2016	153,000	99,450	310,000	201,500	349,000	226,850
FRB Ser. 05-TF2A, Class J, 1.219s, 2020	43,847	32,885	148,024	111,018	148,683	111,512
FRB Ser. 04-TF2A, Class H, 1.019s, 2019	100,000	75,000	132,000	99,000	128,000	96,000
Ser. 01-CK1, Class AY, IO, 0.9s, 2035	4,363,951	33,160	12,087,465	91,849	11,631,399	88,384
Ser. 03-C3, Class AX, IO, 0.549s, 2038	5,708,688	194,839	11,064,350	377,630	12,797,741	436,791
Ser. 02-CP3, Class AX, IO, 0.478s, 2035	1,179,293	38,220	8,039,642	260,556	5,806,780	188,191
Ser. 04-C4, Class AX, IO, 0.449s, 2039	605,716	10,095	4,058,127	67,636	3,207,035	53,451
CWCapital Cobalt
FRB Ser. 07-C3, Class A3, 6.015s, 2046	394,000	310,451	--	--	--	--
Ser. 07-C2, Class A2, 5.334s, 2047	439,000	392,135	2,629,000	2,348,345	897,000	801,242
Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,
Class X, IO, 0.781s, 2031	468,148	8,853	1,814,210	34,309	1,358,507	25,691
DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033	33,869	34,742	409,907	420,473	402,091	412,455
Ser. 99-CG2, Class B3, 6.1s, 2032	--	--	378,000	376,123	332,000	330,352
Ser. 99-CG2, Class B4, 6.1s, 2032	--	--	571,000	428,250	551,000	413,250
Fannie Mae
IFB Ser. 06-70, Class SM, 52.158s, 2036	--	--	86,611	137,194	81,235	128,679
IFB Ser. 07-75, Class JS, 49.85s, 2037	144,216	219,542	--	--	254,542	387,491
IFB Ser. 07-80, Class AS, 46.85s, 2037	--	--	467,760	708,608	381,110	577,343
IFB Ser. 06-62, Class PS, 38.018s, 2036	154,587	213,805	294,745	407,655	239,781	331,635
IFB Ser. 07-W7, Class 1A4, 37.298s, 2037	216,832	269,230	482,248	598,785	410,270	509,414
IFB Ser. 07-30, Class FS, 28.374s, 2037	145,873	187,786	483,929	622,972	372,015	478,904
IFB Ser. 06-49, Class SE, 27.745s, 2036	240,715	317,065	679,829	895,458	588,954	775,759
IFB Ser. 05-25, Class PS, 26.78s, 2035	92,550	116,781	--	--	67,554	85,242
IFB Ser. 06-30, Class HK, 25.345s, 2036	154,813	186,393	--	--	--	--
IFB Ser. 06-115, Class ES, 25.305s, 2036	--	--	607,719	786,116	467,362	604,556
IFB Ser. 05-115, Class NQ, 23.761s, 2036	--	--	154,058	180,330	155,216	181,686
IFB Ser. 05-74, Class CP, 23.6s, 2035	122,366	148,311	259,415	314,419	260,639	315,902
IFB Ser. 06-8, Class HP, 23.416s, 2036	141,278	178,253	--	--	443,226	559,225
IFB Ser. 05-99, Class SA, 23.416s, 2035	62,611	77,838	301,158	374,403	302,410	375,959
IFB Ser. 05-45, Class DC, 23.16s, 2035	123,340	153,406	431,691	536,920	308,351	383,514
IFB Ser. 06-46, Class SK, 23.05s, 2036	195,278	232,268	--	--	--	--
IFB Ser. 05-95, Class OP, 19.386s, 2035	--	--	197,063	216,234	197,931	217,186
IFB Ser. 05-106, Class JC, 19.151s, 2035	--	--	146,363	172,507	139,242	164,115
IFB Ser. 05-83, Class QP, 16.578s, 2034	--	--	108,771	118,660	108,771	118,660
FRB Ser. 03-W6, Class PT1, 10.262s, 2042	26,785	30,585	--	--	--	--
Ser. 02-T4, Class A4, 9 1/2s, 2041	25,413	28,891	--	--	--	--
Ser. 02-T1, Class A4, 9 1/2s, 2031	3,305	3,575	--	--	--	--
Ser. 04-T3, Class PT1, 8.888s, 2044	26,968	29,177	--	--	85,246	92,226
Ser. 383, Class 90, IO, 8s, 2037	69,315	9,374	91,496	12,374	--	--
Ser. 383, Class 91, IO, 8s, 2037	69,046	8,831	71,808	9,185	--	--
Ser. 02-26, Class A2, 7 1/2s, 2048	65,094	70,180	--	--	--	--
Ser. 04-T3, Class 1A4, 7 1/2s, 2044	2,374	2,566	--	--	6,859	7,412
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	51,273	55,407	--	--	--	--
Ser. 03-W1, Class 2A, 7 1/2s, 2042	93,694	101,248	--	--	722,373	780,614
Ser. 02-T19, Class A3, 7 1/2s, 2042	18,964	20,493	--	--	--	--
Ser. 02-T12, Class A3, 7 1/2s, 2042	14,896	16,098	--	--	--	--
Ser. 02-14, Class A2, 7 1/2s, 2042	97,348	105,198	--	--	--	--
Ser. 01-T10, Class A2, 7 1/2s, 2041	7,290	7,878	--	--	--	--
Ser. 02-T4, Class A3, 7 1/2s, 2041	37,345	40,356	--	--	337,789	365,023
Ser. 01-T12, Class A2, 7 1/2s, 2041	38,436	41,535	--	--	--	--
Ser. 01-T3, Class A1, 7 1/2s, 2040	10,539	11,389	--	--	27,754	29,992
Ser. 01-T1, Class A1, 7 1/2s, 2040	10,371	11,208	--	--	73,076	78,968
Ser. 99-T2, Class A1, 7 1/2s, 2039	78,999	86,159	--	--	16,953	18,489
Ser. 386, Class 26, IO, 7 1/2s, 2038	127,062	16,303	--	--	--	--
Ser. 386, Class 27, IO, 7 1/2s, 2037	74,997	11,547	107,939	16,620	--	--
Ser. 386, Class 28, IO, 7 1/2s, 2037	72,956	9,090	104,738	13,049	--	--
Ser. 383, Class 88, IO, 7 1/2s, 2037	138,769	20,662	--	--	--	--
Ser. 383, Class 89, IO, 7 1/2s, 2037	108,619	16,482	--	--	--	--
Ser. 383, Class 87, IO, 7 1/2s, 2037	174,290	23,044	--	--	--	--
Ser. 02-33, Class A2, 7 1/2s, 2032	22,168	23,955	--	--	--	--
Ser. 02-T1, Class A3, 7 1/2s, 2031	25,115	27,139	--	--	78,647	84,988
Ser. 01-T4, Class A1, 7 1/2s, 2028	15,352	16,590	--	--	--	--
IFB Ser. 07-W6, Class 6A2, IO, 7.486s, 2037	69,274	7,260	665,031	69,700	534,399	56,009
IFB Ser. 06-90, Class SE, IO, 7.486s, 2036	152,453	19,950	554,198	72,522	806,760	105,573
IFB Ser. 04-17, Class ST, IO, 7.286s, 2034	386,251	57,709	--	--	--	--
IFB Ser. 08-7, Class SA, IO, 7.236s, 2038	481,715	60,750	--	--	--	--
Ser. 02-26, Class A1, 7s, 2048	37,406	40,024	--	--	--	--
Ser. 04-W12, Class 1A3, 7s, 2044	138,219	149,277	--	--	--	--
Ser. 04-T3, Class 1A3, 7s, 2044	64,132	68,622	--	--	--	--
Ser. 04-T2, Class 1A3, 7s, 2043	38,647	41,352	--	--	--	--
Ser. 03-W8, Class 2A, 7s, 2042	30,922	33,241	--	--	--	--
Ser. 03-W3, Class 1A2, 7s, 2042	56,615	60,578	--	--	--	--
Ser. 02-T16, Class A2, 7s, 2042	34,610	37,033	--	--	--	--
Ser. 02-14, Class A1, 7s, 2042	131,921	141,155	--	--	--	--
Ser. 02-T4, Class A2, 7s, 2041	16,587	17,748	--	--	--	--
Ser. 01-W3, Class A, 7s, 2041	54,118	57,906	--	--	66,001	70,621
Ser. 386, Class 24, IO, 7s, 2038	110,047	14,144	--	--	--	--
Ser. 386, Class 25, IO, 7s, 2038	117,375	14,741	--	--	--	--
Ser. 386, Class 22, IO, 7s, 2038	152,150	19,252	--	--	--	--
Ser. 386, Class 21, IO, 7s, 2037	174,045	22,436	--	--	--	--
Ser. 386, Class 23, IO, 7s, 2037	169,262	21,748	--	--	--	--
Ser. 383, Class 84, IO, 7s, 2037	159,086	20,408	--	--	--	--
Ser. 383, Class 85, IO, 7s, 2037	101,650	13,207	--	--	--	--
Ser. 383, Class 86, IO, 7s, 2037	79,260	9,386	114,404	13,548	--	--
Ser. 383, Class 79, IO, 7s, 2037	157,560	18,680	--	--	--	--
Ser. 383, Class 80, IO, 7s, 2037	354,312	45,593	509,131	65,515	--	--
Ser. 383, Class 81, IO, 7s, 2037	190,849	23,256	--	--	--	--
Ser. 383, Class 82, IO, 7s, 2037	190,562	24,301	--	--	--	--
Ser. 383, Class 83, IO, 7s, 2037	161,757	20,707	--	--	--	--
Ser. 05-W4, Class 1A3, 7s, 2035	107,665	115,202	--	--	327,805	350,751
Ser. 04-W1, Class 2A2, 7s, 2033	342,550	368,455	--	--	--	--
IFB Ser. 07-W6, Class 5A2, IO, 6.976s, 2037	105,133	10,268	1,008,494	98,497	810,689	79,178
IFB Ser. 07-W4, Class 4A2, IO, 6.966s, 2037	723,071	70,519	3,738,773	364,633	3,284,487	320,328
IFB Ser. 07-W2, Class 3A2, IO, 6.966s, 2037	195,099	19,028	1,001,001	97,625	843,519	82,266
IFB Ser. 05-113, Class AI, IO, 6.916s, 2036	--	--	173,432	18,392	252,362	26,763
IFB Ser. 05-52, Class DC, IO, 6.886s, 2035	292,066	34,589	648,972	76,857	675,367	79,982
IFB Ser. 06-79, Class DI, IO, 6.836s, 2036	318,901	35,621	1,902,389	212,497	1,801,140	201,187

IFB Ser. 06-60, Class SI, IO, 6.836s, 2036	753,768	91,483	1,939,585	235,402	1,753,650	212,836
IFB Ser. 06-60, Class UI, IO, 6.836s, 2036	200,627	23,926	466,964	55,689	392,166	46,769
IFB Ser. 04-89, Class EI, IO, 6.836s, 2034	553,643	60,691	--	--	--	--
IFB Ser. 04-24, Class CS, IO, 6.836s, 2034	210,212	24,600	--	--	909,925	106,484
IFB Ser. 07-W7, Class 3A2, IO, 6.816s, 2037	325,623	31,073	1,548,148	147,736	1,310,415	125,050
IFB Ser. 03-122, Class SA, IO, 6.786s, 2028	227,072	18,007	806,881	63,987	776,444	61,574
IFB Ser. 03-122, Class SJ, IO, 6.786s, 2028	239,729	18,965	851,834	67,390	818,060	64,718
IFB Ser. 04-60, Class SW, IO, 6.736s, 2034	380,686	42,730	1,325,277	148,756	1,270,570	142,615
IFB Ser. 05-65, Class KI, IO, 6.686s, 2035	608,989	66,005	898,894	97,426	1,122,859	121,701
Ser. 386, Class 19, IO, 6 1/2s, 2038	160,683	22,089	--	--	--	--
Ser. 386, Class 17, IO, 6 1/2s, 2037	247,056	34,394	--	--	--	--
Ser. 386, Class 16, IO, 6 1/2s, 2037	168,793	23,515	--	--	--	--
Ser. 383, Class 62, IO, 6 1/2s, 2037	223,958	31,456	--	--	--	--
Ser. 383, Class 69, IO, 6 1/2s, 2037	128,244	16,686	--	--	--	--
Ser. 383, Class 63, IO, 6 1/2s, 2037	177,175	25,185	--	--	--	--
Ser. 383, Class 64, IO, 6 1/2s, 2037	321,957	44,596	462,720	64,094	--	--
Ser. 383, Class 67, IO, 6 1/2s, 2037	172,295	24,165	--	--	--	--
Ser. 383, Class 68, IO, 6 1/2s, 2037	82,956	11,609	119,456	16,718	--	--
Ser. 383, Class 58, IO, 6 1/2s, 2037	364,706	49,229	525,040	70,871	--	--
Ser. 383, Class 59, IO, 6 1/2s, 2037	237,014	33,299	--	--	--	--
Ser. 383, Class 61, IO, 6 1/2s, 2037	185,795	26,077	--	--	--	--
Ser. 383, Class 65, IO, 6 1/2s, 2037	223,559	31,403	--	--	--	--
Ser. 383, Class 66, IO, 6 1/2s, 2037	231,429	32,910	--	--	--	--
Ser. 383, Class 77, IO, 6 1/2s, 2037	133,888	18,803	--	--	--	--
Ser. 383, Class 78, IO, 6 1/2s, 2037	138,110	17,234	--	--	--	--
Ser. 381, Class 14, IO, 6 1/2s, 2037	184,106	24,854	476,109	64,275	453,473	61,219
Ser. 381, Class 16, IO, 6 1/2s, 2037	--	--	--	--	110,725	13,969
Ser. 381, Class 15, IO, 6 1/2s, 2037	77,961	10,034	--	--	191,903	24,698
Ser. 383, Class 73, IO, 6 1/2s, 2037	304,650	42,446	438,665	61,118	--	--
Ser. 383, Class 76, IO, 6 1/2s, 2037	186,046	25,007	--	--	--	--
Ser. 383, Class 74, IO, 6 1/2s, 2037	252,952	35,592	--	--	--	--
Ser. 383, Class 71, IO, 6 1/2s, 2036	195,093	26,834	--	--	--	--
Ser. 383, Class 75, IO, 6 1/2s, 2036	158,165	21,748	--	--	--	--
Ser. 383, Class 101, IO, 6 1/2s, 2022	68,517	8,168	97,967	11,678	--	--
Ser. 383, Class 102, IO, 6 1/2s, 2022	--	--	66,630	7,374	--	--
IFB Ser. 08-41, Class S, IO, 6.486s, 2036	1,919,038	191,087	346,703	34,523	305,569	30,427
IFB Ser. 07-54, Class CI, IO, 6.446s, 2037	99,368	10,270	938,825	97,031	754,399	77,970
IFB Ser. 07-30, Class WI, IO, 6.446s, 2037	631,383	61,042	--	--	--	--
IFB Ser. 07-58, Class SP, IO, 6.436s, 2037	--	--	1,080,259	122,089	858,540	97,030
IFB Ser. 07-28, Class SE, IO, 6.436s, 2037	320,453	33,512	934,717	97,751	733,007	76,656
IFB Ser. 06-128, Class SH, IO, 6.436s, 2037	94,668	7,867	679,056	56,431	699,627	58,140
IFB Ser. 05-12, Class SC, IO, 6.436s, 2035	422,384	50,636	929,735	111,458	804,277	96,418
IFB Ser. 05-17, Class ES, IO, 6.436s, 2035	157,351	16,208	559,117	57,593	536,948	55,309
IFB Ser. 05-17, Class SY, IO, 6.436s, 2035	118,482	12,305	260,546	27,060	250,216	25,987
IFB Ser. 07-W5, Class 2A2, IO, 6.426s, 2037	--	--	454,308	40,873	380,370	34,221
IFB Ser. 07-30, Class IE, IO, 6.426s, 2037	455,249	60,864	2,238,310	299,247	1,878,729	251,174
IFB Ser. 06-123, Class CI, IO, 6.426s, 2037	719,362	77,783	2,085,421	225,492	1,642,179	177,566
IFB Ser. 06-123, Class UI, IO, 6.426s, 2037	301,189	32,016	791,964	84,186	665,336	70,725
IFB Ser. 05-82, Class SY, IO, 6.416s, 2035	342,718	35,780	1,168,037	121,943	1,124,426	117,390
IFB Ser. 05-45, Class EW, IO, 6.406s, 2035	428,433	43,363	2,163,359	218,962	2,189,143	221,572
IFB Ser. 05-45, Class SR, IO, 6.406s, 2035	442,932	43,035	1,541,971	149,818	1,478,320	143,634
IFB Ser. 06-126, Class CS, IO, 6.386s, 2037	293,322	26,359	400,582	35,998	374,314	33,637
IFB Ser. 06-31, Class SX, IO, 6.386s, 2036	379,009	42,178	2,372,485	264,020	2,245,926	249,936
IFB Ser. 06-36, Class SP, IO, 6.386s, 2036	295,635	29,800	2,454,300	247,393	1,295,732	130,610
IFB Ser. 06-23, Class SP, IO, 6.386s, 2036	--	--	592,511	69,405	653,548	76,555
IFB Ser. 06-16, Class SM, IO, 6.386s, 2036	367,144	42,396	853,148	98,517	664,294	76,709
IFB Ser. 05-95, Class CI, IO, 6.386s, 2035	213,984	25,816	691,884	83,471	695,127	83,862
IFB Ser. 05-84, Class SG, IO, 6.386s, 2035	358,749	38,207	1,147,067	122,163	1,150,550	122,534
IFB Ser. 05-57, Class NI, IO, 6.386s, 2035	159,467	17,171	407,728	43,903	342,491	36,878
IFB Ser. 06-3, Class SB, IO, 6.386s, 2035	215,007	24,468	944,096	107,438	1,038,580	118,190
IFB Ser. 05-54, Class SA, IO, 6.386s, 2035	314,899	30,999	1,088,263	107,131	1,050,636	103,427
IFB Ser. 05-23, Class SG, IO, 6.386s, 2035	236,634	25,409	841,308	90,336	808,078	86,768
IFB Ser. 05-29, Class SX, IO, 6.386s, 2035	645,951	65,659	133,446	13,564	106,846	10,861
IFB Ser. 05-29, Class SY, IO, 6.386s, 2035	732,764	77,617	--	--	--	--
IFB Ser. 05-17, Class SA, IO, 6.386s, 2035	666,055	71,173	749,312	80,070	719,603	76,895
IFB Ser. 05-17, Class SE, IO, 6.386s, 2035	229,280	24,376	814,702	86,616	782,401	83,182
IFB Ser. 05-57, Class DI, IO, 6.386s, 2035	499,956	44,846	--	--	2,176,183	195,204
IFB Ser. 05-104, Class SI, IO, 6.386s, 2033	1,263,579	126,737	--	--	--	--
IFB Ser. 05-83, Class QI, IO, 6.376s, 2035	--	--	194,629	21,676	196,150	21,846
IFB Ser. 06-128, Class GS, IO, 6.366s, 2037	109,304	11,159	1,025,721	104,719	824,486	84,174
IFB Ser. 06-114, Class IS, IO, 6.336s, 2036	166,370	15,863	851,260	81,166	717,471	68,409
IFB Ser. 06-116, Class ES, IO, 6.336s, 2036	275,986	24,350	657,962	58,052	790,105	69,711
IFB Ser. 06-116, Class LS, IO, 6.336s, 2036	562,477	60,746	--	--	--	--
IFB Ser. 06-51, Class SP, IO, 6.336s, 2036	--	--	5,595,301	663,457	2,143,669	254,183
IFB Ser. 06-115, Class EI, IO, 6.326s, 2036	1,866,222	194,444	--	--	--	--
IFB Ser. 06-115, Class GI, IO, 6.326s, 2036	--	--	898,791	94,279	741,977	77,830
IFB Ser. 06-115, Class IE, IO, 6.326s, 2036	265,037	29,224	683,124	75,324	573,377	63,223
IFB Ser. 06-117, Class SA, IO, 6.326s, 2036	390,170	36,182	1,026,579	95,200	862,186	79,955
IFB Ser. 06-121, Class SD, IO, 6.326s, 2036	331,276	32,598	2,003,196	197,114	1,529,238	150,477
IFB Ser. 06-109, Class SG, IO, 6.316s, 2036	479,626	45,564	1,392,734	132,310	1,066,224	101,291
IFB Ser. 06-104, Class IM, IO, 6.306s, 2036	89,044	8,600	298,140	28,795	378,439	36,551
IFB Ser. 06-104, Class SY, IO, 6.306s, 2036	189,956	16,574	637,337	55,610	808,953	70,584
IFB Ser. 06-109, Class SH, IO, 6.306s, 2036	370,529	43,673	1,087,421	128,172	853,827	100,639
IFB Ser. 06-111, Class SA, IO, 6.306s, 2036	2,898,731	317,427	--	--	--	--
IFB Ser. 07-W6, Class 4A2, IO, 6.286s, 2037	614,212	54,055	4,342,051	382,133	3,489,799	307,129
IFB Ser. 06-116, Class S, IO, 6.286s, 2036	1,957,187	185,389	2,660,895	252,045	--	--
IFB Ser. 06-104, Class IC, IO, 6.286s, 2036	561,063	65,304	--	--	2,883,287	335,594
IFB Ser. 06-43, Class SI, IO, 6.286s, 2036	538,834	56,914	2,510,047	265,123	2,167,522	228,944
IFB Ser. 06-8, Class JH, IO, 6.286s, 2036	605,641	67,279	3,111,631	345,660	2,619,349	290,974
IFB Ser. 06-8, Class PS, IO, 6.286s, 2036	212,838	18,473	--	--	--	--
IFB Ser. 09-12, Class CI, IO, 6.286s, 2036	677,415	80,067	--	--	2,209,710	261,177
IFB Ser. 05-122, Class SG, IO, 6.286s, 2035	90,070	10,180	874,771	98,871	680,984	76,968
IFB Ser. 05-122, Class SW, IO, 6.286s, 2035	354,038	37,936	931,246	99,785	781,778	83,769
IFB Ser. 06-45, Class XS, IO, 6.286s, 2034	346,766	36,329	--	--	--	--
IFB Ser. 06-101, Class SA, IO, 6.266s, 2036	690,750	71,423	3,442,247	355,925	2,927,399	302,690
IFB Ser. 06-92, Class JI, IO, 6.266s, 2036	229,793	23,014	579,381	58,026	752,668	75,381
IFB Ser. 06-92, Class LI, IO, 6.266s, 2036	386,551	36,827	1,015,563	96,753	852,768	81,243
IFB Ser. 06-96, Class ES, IO, 6.266s, 2036	212,372	19,689	1,283,851	119,028	979,383	90,800
IFB Ser. 06-99, Class AS, IO, 6.266s, 2036	314,183	31,764	803,918	81,276	1,006,639	101,771
IFB Ser. 06-60, Class YI, IO, 6.256s, 2036	373,973	48,436	817,522	105,884	736,087	95,337
IFB Ser. 06-85, Class TS, IO, 6.246s, 2036	257,667	22,375	976,704	84,813	1,147,358	99,632
IFB Ser. 06-95, Class SH, IO, 6.236s, 2036	2,256,170	195,694	3,067,438	266,061	--	--
IFB Ser. 06-86, Class SB, IO, 6.236s, 2036	539,973	64,177	2,635,913	313,284	2,070,503	246,084
IFB Ser. 07-75, Class PI, IO, 6.226s, 2037	276,507	23,440	1,295,133	109,788	1,111,590	94,229
IFB Ser. 07-W7, Class 2A2, IO, 6.216s, 2037	710,123	61,800	2,911,504	253,381	2,489,708	216,673
IFB Ser. 07-88, Class MI, IO, 6.206s, 2037	119,646	10,675	651,320	58,115	575,794	51,376
Ser. 06-94, Class NI, IO, 6.186s, 2036	271,853	21,947	678,758	54,796	831,857	67,156
IFB Ser. 08-21, Class NI, IO, 6.186s, 2038	565,204	42,076	--	--	--	--
IFB Ser. 09-12, Class AI, IO, 6.186s, 2037	--	--	3,679,074	386,415	3,059,580	321,349
IFB Ser. 07-116, Class IA, IO, 6.186s, 2037	785,183	68,003	4,061,796	351,782	3,568,154	309,029
IFB Ser. 07-103, Class AI, IO, 6.186s, 2037	638,982	55,341	3,279,702	284,047	2,764,076	239,390
IFB Ser. 07-15, Class NI, IO, 6.186s, 2022	129,270	10,975	1,615,877	137,188	1,228,066	104,263
IFB Ser. 08-3, Class SC, IO, 6.136s, 2038	324,067	32,785	1,238,240	125,270	813,293	82,279
IFB Ser. 07-109, Class XI, IO, 6.136s, 2037	175,086	11,475	787,886	51,640	700,343	45,902
IFB Ser. 07-109, Class YI, IO, 6.136s, 2037	208,640	17,069	1,066,291	87,233	899,709	73,605
IFB Ser. 07-W8, Class 2A2, IO, 6.136s, 2037	431,202	37,044	2,045,320	175,708	1,730,592	148,671
IFB Ser. 06-79, Class SH, IO, 6.136s, 2036	844,406	88,855	--	--	--	--
IFB Ser. 07-30, Class LI, IO, 6.126s, 2037	1,153,009	114,833	3,372,283	335,860	2,613,078	260,247
IFB Ser. 07-30, Class OI, IO, 6.126s, 2037	1,922,595	206,755	4,732,778	508,960	3,639,114	391,348
IFB Ser. 07-W2, Class 1A2, IO, 6.116s, 2037	96,830	8,291	965,687	82,689	832,218	71,261
IFB Ser. 07-106, Class SN, IO, 6.096s, 2037	259,241	21,151	1,258,944	102,715	1,061,541	86,609
IFB Ser. 07-54, Class IA, IO, 6.096s, 2037	199,199	18,863	977,817	92,595	819,722	77,624
IFB Ser. 07-54, Class IB, IO, 6.096s, 2037	199,199	18,863	977,817	92,595	819,722	77,624
IFB Ser. 07-54, Class IC, IO, 6.096s, 2037	199,199	18,863	977,817	92,595	819,722	77,624
IFB Ser. 07-54, Class ID, IO, 6.096s, 2037	199,199	18,863	977,817	92,595	819,722	77,624
IFB Ser. 07-54, Class IE, IO, 6.096s, 2037	199,199	18,863	977,817	92,595	819,722	77,624
IFB Ser. 07-54, Class IF, IO, 6.096s, 2037	295,637	29,370	1,455,263	144,574	1,218,911	121,094
IFB Ser. 07-54, Class NI, IO, 6.096s, 2037	100,701	7,783	982,274	75,915	871,856	67,381
IFB Ser. 07-54, Class UI, IO, 6.096s, 2037	135,438	15,500	1,351,054	154,623	1,105,106	126,475
IFB Ser. 07-91, Class AS, IO, 6.086s, 2037	176,116	14,577	829,931	68,693	706,805	58,502
IFB Ser. 07-91, Class HS, IO, 6.086s, 2037	94,757	9,631	912,743	92,772	773,442	78,613
IFB Ser. 07-15, Class CI, IO, 6.066s, 2037	1,337,868	133,107	3,885,828	386,609	3,059,056	304,351
IFB Ser. 06-124, Class SC, IO, 6.066s, 2037	1,246,107	110,935	1,693,806	150,791	--	--
IFB Ser. 06-115, Class JI, IO, 6.066s, 2036	950,662	97,073	2,752,665	281,076	2,163,821	220,949
IFB Ser. 07-109, Class PI, IO, 6.036s, 2037	139,097	10,243	1,357,110	99,934	1,204,286	88,681
IFB Ser. 06-123, Class LI, IO, 6.006s, 2037	646,699	62,911	1,874,699	182,372	1,475,054	143,495
Ser. 383, Class 100, IO, 6s, 2022	71,668	7,212	103,593	10,425	--	--
Ser. 383, Class 98, IO, 6s, 2022	212,558	23,613	--	--	--	--
Ser. 383, Class 99, IO, 6s, 2022	96,596	11,006	--	--	--	--
IFB Ser. 07-81, Class IS, IO, 5.986s, 2037	228,029	21,431	1,731,389	162,719	1,639,363	154,071
IFB Ser. 07-116, Class BI, IO, 5.936s, 2037	717,623	59,640	3,709,700	308,304	3,258,210	270,782
IFB Ser. 08-01, Class AI, IO, 5.936s, 2037	1,109,876	92,239	5,815,347	483,299	4,872,965	404,980
IFB Ser. 08-1, Class HI, IO, 5.886s, 2037	513,775	42,339	2,688,338	221,539	2,252,707	185,640
IFB Ser. 07-39, Class AI, IO, 5.806s, 2037	329,839	29,235	1,675,859	148,537	1,410,768	125,041
IFB Ser. 07-32, Class SD, IO, 5.796s, 2037	233,295	21,789	1,155,588	107,930	970,507	90,644
IFB Ser. 07-30, Class UI, IO, 5.786s, 2037	193,839	15,906	951,502	78,081	797,661	65,456
IFB Ser. 07-32, Class SC, IO, 5.786s, 2037	306,394	27,274	1,530,416	136,231	1,284,678	114,357
IFB Ser. 07-1, Class CI, IO, 5.786s, 2037	221,465	19,795	1,090,461	97,469	913,728	81,672
IFB Ser. 05-74, Class NI, IO, 5.766s, 2035 (F)	386,547	43,633	--	--	--	--
IFB Ser. 09-12, Class DI, IO, 5.716s, 2037	418,799	40,857	4,400,254	429,276	3,679,308	358,943
IFB Ser. 05-58, Class IK, IO, 5.686s, 2035	266,814	29,903	923,305	103,478	891,214	99,882
Ser. 06-W3, Class 1AS, IO, 5.677s, 2046	1,236,667	101,283	3,625,103	296,896	3,630,763	297,360
IFB Ser. 07-75, Class ID, IO, 5.556s, 2037	126,036	10,670	1,182,734	100,128	950,694	80,484
Ser. 383, Class 18, IO, 5 1/2s, 2038	793,907	95,269	1,142,301	137,076	--	--
Ser. 383, Class 19, IO, 5 1/2s, 2038	723,347	86,802	1,040,051	124,806	--	--
Ser. 383, Class 25, IO, 5 1/2s, 2038	120,941	15,088	--	--	--	--
Ser. 386, Class 4, IO, 5 1/2s, 2037	182,753	23,891	--	--	--	--
Ser. 386, Class 5, IO, 5 1/2s, 2037	117,653	18,236	--	--	--	--
Ser. 383, Class 15, IO, 5 1/2s, 2037	106,650	13,156	--	--	--	--
Ser. 383, Class 16, IO, 5 1/2s, 2037	--	--	81,113	9,782	--	--
Ser. 383, Class 6, IO, 5 1/2s, 2037	617,459	78,524	888,116	112,944	--	--
Ser. 383, Class 7, IO, 5 1/2s, 2037	609,170	73,100	876,390	105,167	--	--
Ser. 383, Class 8, IO, 5 1/2s, 2037	256,526	32,740	368,655	47,051	--	--
Ser. 383, Class 9, IO, 5 1/2s, 2037	243,795	31,042	--	--	--	--
Ser. 383, Class 20, IO, 5 1/2s, 2037	455,250	54,630	655,018	78,602	--	--
Ser. 383, Class 21, IO, 5 1/2s, 2037	429,520	51,542	617,684	74,122	--	--
Ser. 383, Class 22, IO, 5 1/2s, 2037	290,345	36,955	417,716	53,167	--	--
Ser. 383, Class 23, IO, 5 1/2s, 2037	261,445	33,247	375,630	47,768	--	--
Ser. 383, Class 24, IO, 5 1/2s, 2037	179,564	22,362	--	--	--	--
Ser. 383, Class 26, IO, 5 1/2s, 2037	135,335	17,187	--	--	--	--
Ser. 383, Class 27, IO, 5 1/2s, 2037	--	--	80,367	12,165	--	--
Ser. 383, Class 95, IO, 5 1/2s, 2022	335,692	40,912	483,263	58,897	--	--
Ser. 383, Class 97, IO, 5 1/2s, 2022	139,533	17,237	--	--	--	--
Ser. 383, Class 94, IO, 5 1/2s, 2022	175,135	21,416	--	--	--	--
Ser. 383, Class 96, IO, 5 1/2s, 2022	180,668	21,203	--	--	--	--
IFB Ser. 09-3, Class SE, IO, 5.186s, 2037	391,543	30,262	1,658,905	128,217	1,570,855	121,412
Ser. 385, Class 3, IO, 5s, 2038	1,329,222	173,596	--	--	--	--
Ser. 383, Class 2, IO, 5s, 2037	130,076	19,422	--	--	--	--
Ser. 383, Class 92, IO, 5s, 2022	147,967	16,678	--	--	--	--
Ser. 383, Class 93, IO, 5s, 2022	84,283	10,245	--	--	--	--
Ser. 03-W12, Class 2, IO, 2.217s, 2043	869,038	55,172	1,731,604	109,934	1,424,320	90,425
Ser. 03-W10, Class 3, IO, 1.921s, 2043	266,573	14,448	1,094,489	59,318	853,913	46,280

Ser. 03-W10, Class 1, IO, 1.895s, 2043	775,941	41,938	3,709,124	200,472	5,397,884	291,747
Ser. 03-W8, Class 12, IO, 1.635s, 2042	1,187,107	45,698	4,212,290	162,155	3,243,318	124,853
Ser. 03-W17, Class 12, IO, 1.144s, 2033	--	--	1,383,737	41,473	1,328,461	39,816
Ser. 03-T2, Class 2, IO, 0.809s, 2042	566,863	13,004	5,456,052	125,160	3,879,465	88,993
Ser. 03-W6, Class 51, IO, 0.671s, 2042	376,336	7,292	1,683,381	32,616	1,333,210	25,831
Ser. 01-T12, Class IO, 0.565s, 2041	2,047,310	31,503	1,026,901	15,802	683,338	10,515
Ser. 03-W2, Class 1, IO, 0.465s, 2042	266,338	3,172	9,351,426	111,390	7,487,059	89,182
Ser. 02-T4, IO, 0.449s, 2041	5,480,975	72,217	5,760,883	75,905	3,642,857	47,998
Ser. 01-50, Class B1, IO, 0.444s, 2041	2,568,676	33,070	1,816,296	23,384	1,216,011	15,655
Ser. 02-T1, Class IO, IO, 0.427s, 2031	952,049	11,792	1,182,200	14,643	750,667	9,298
Ser. 03-W6, Class 3, IO, 0.367s, 2042	524,342	5,446	2,345,134	24,359	1,857,431	19,293
Ser. 03-W6, Class 23, IO, 0.352s, 2042	557,662	5,544	2,493,693	24,792	1,974,965	19,635
Ser. 02-W8, Class 1, IO, 0.345s, 2042	1,064,779	10,589	--	--	--	--
Ser. 01-79, Class BI, IO, 0.325s, 2045	885,769	9,659	6,036,858	65,833	4,292,574	46,811
Ser. 03-34, Class P1, PO, zero %, 2043	31,869	23,477	--	--	--	--
Ser. 07-64, Class LO, PO, zero %, 2037	--	--	--	--	596,392	512,913
Ser. 07-14, Class KO, PO, zero %, 2037	--	--	208,264	176,421	161,496	136,804
Ser. 06-125, Class OX, PO, zero %, 2037	--	--	70,964	60,883	68,897	59,110
Ser. 06-84, Class OT, PO, zero %, 2036	--	--	59,582	52,251	59,582	52,251
Ser. 06-56, Class XF, zero %, 2036	--	--	67,974	61,333	67,974	61,333
Ser. 06-46, Class OC, PO, zero %, 2036	--	--	72,667	60,372	--	--
Ser. 06-47, Class VO, PO, zero %, 2036	--	--	135,198	99,683	99,811	73,592
Ser. 05-117, Class MO, PO, zero %, 2036	--	--	44,945	43,946	--	--
Ser. 05-103, Class OA, PO, zero %, 2035	--	--	174,000	153,149	115,000	101,219
Ser. 05-50, Class LO, PO, zero %, 2035	39,436	31,184	--	--	--	--
Ser. 04-38, Class AO, PO, zero %, 2034	287,793	230,953	--	--	--	--
Ser. 08-37, Class DO, PO, zero %, 2033	106,386	87,155	372,784	305,396	243,045	199,109
Ser. 04-61, Class JO, PO, zero %, 2032	82,192	74,720	302,649	275,135	222,895	202,631
Ser. 326, Class 1, PO, zero %, 2032	--	--	231,906	205,327	219,004	193,903
Ser. 318, Class 1, PO, zero %, 2032	--	--	86,736	72,922	81,876	68,837
Ser. 04-61, Class CO, PO, zero %, 2031	152,285	139,052	--	--	--	--
Ser. 314, Class 1, PO, zero %, 2031	--	--	413,251	353,924	390,237	334,214
FRB Ser. 07-76, Class SF, zero %, 2037	69,503	70,385	77,844	78,831	--	--
FRB Ser. 06-115, Class SN, zero %, 2036	70,945	57,191	391,616	315,693	334,151	269,368
FRB Ser. 06-104, Class EK, zero %, 2036	38,711	37,011	51,099	48,854	70,068	66,989
FRB Ser. 05-117, Class GF, zero %, 2036	90,381	88,215	100,477	98,069	87,977	85,869
FRB Ser. 05-91, Class EF, zero %, 2035	53,081	49,629	--	--	--	--
FRB Ser. 05-79, Class FE, zero %, 2035	22,673	22,534	--	--	--	--
FRB Ser. 05-65, Class ER, zero %, 2035	92,055	85,236	--	--	--	--
FRB Ser. 06-54, Class CF, zero %, 2035	--	--	--	--	29,516	28,403
FRB Ser. 05-57, Class UL, zero %, 2035	68,200	67,895	235,533	234,480	227,496	226,479
FRB Ser. 05-36, Class QA, zero %, 2035	--	--	69,607	60,129	67,186	58,038
FRB Ser. 05-65, Class CU, zero %, 2034	--	--	68,806	73,085	66,190	70,306
FRB Ser. 05-77, Class HF, zero %, 2034	--	--	166,320	161,241	122,096	118,368
FRB Ser. 05-81, Class DF, zero %, 2033	--	--	14,090	13,807	13,650	13,375
FRB Ser. 06-1, Class HF, zero %, 2032	--	--	22,879	22,642	34,825	34,464
IFB Ser. 06-75, Class FY, zero %, 2036	--	--	137,922	139,166	108,209	109,185
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042	13,886	15,274	--	--	34,844	38,328
IFB Ser. T-56, Class 2ASI, IO, 7.786s, 2043	135,615	15,596	609,065	70,043	484,181	55,681
Ser. T-58, Class 4A, 7 1/2s, 2043	414,150	443,399	--	--	74,081	79,313
Ser. T-51, Class 2A, 7 1/2s, 2042	89,530	95,853	--	--	229,208	245,396
Ser. T-42, Class A5, 7 1/2s, 2042	88,281	94,516	--	--	347,325	371,855
Ser. T-60, Class 1A2, 7s, 2044	105,923	113,387	--	--	--	--
Ser. T-56, Class A, IO, 0.524s, 2043	497,902	7,375	1,748,952	25,907	1,394,940	20,663
Ser. T-56, Class 3, IO, 0.276s, 2043	462,430	4,110	1,535,751	13,649	1,254,634	11,150
Ser. T-56, Class 1, IO, 0.269s, 2043	597,730	4,664	1,985,419	15,493	1,621,783	12,655
Ser. T-56, Class 2, IO, 0.019s, 2043	549,247	315	1,823,878	1,046	1,489,969	855
FFCA Secured Lending Corp. 144A Ser. 00-1, Class X,
IO, 1.238s, 2020	312,521	7,897	1,208,274	30,533	772,209	19,514
First Horizon Alternative Mortgage Securities FRB Ser.
05-AA10, Class 2A1, 5.723s, 2035	359,312	186,843	987,873	513,694	703,930	366,044
First Union National Bank-Bank of America Commercial
Mortgage 144A Ser. 01-C1, Class 3, IO, 1.948s, 2033	--	--	6,253,060	122,372	5,569,495	108,995
First Union-Lehman Brothers Commercial Mortgage Trust
II
Ser. 97-C2, Class F, 7 1/2s, 2029	--	--	580,000	485,635	538,000	450,469
Ser. 97-C2, Class G, 7 1/2s, 2029	71,000	54,670	185,000	142,450	288,000	221,760
First Union-Lehman Brothers-Bank of America 144A Ser.
98-C2, Class G, 7s, 2035	--	--	--	--	703,000	513,190
Freddie Mac
IFB Ser. 3182, Class PS, 27.322s, 2032	200,705	266,129	--	--	375,542	497,959
IFB Ser. 3182, Class SP, 27.322s, 2032	200,864	236,744	--	--	--	--
IFB Ser. 3211, Class SI, IO, 26.323s, 2036	177,512	89,856	--	--	--	--
IFB Ser. 2976, Class KL, 23.212s, 2035	143,950	179,227	459,668	572,314	440,892	548,936
IFB Ser. 2979, Class AS, 23.102s, 2034	--	--	110,392	123,847	111,020	124,551
IFB Ser. 3065, Class DC, 18.902s, 2035	150,195	178,191	--	--	429,339	509,366
IFB Ser. 2990, Class LB, 16.129s, 2034	141,600	157,785	480,478	535,397	459,857	512,418
IFB Ser. 3031, Class BS, 15.927s, 2035	166,096	180,349	--	--	--	--
IFB Ser. 2828, Class GI, IO, 7.181s, 2034	206,425	25,890	676,733	84,877	675,964	84,781
IFB Ser. 3184, Class SP, IO, 7.031s, 2033	149,895	15,105	1,413,811	142,473	1,135,851	114,462
IFB Ser. 2927, Class SI, IO, 7s, 2035	170,163	20,260	605,250	72,064	581,305	69,213
IFB Ser. 3110, Class SP, IO, 6.981s, 2035	215,803	30,767	947,591	135,098	1,043,171	148,725
IFB Ser. 3156, Class PS, IO, 6.931s, 2036	214,855	29,080	1,631,361	220,798	1,544,652	209,062
IFB Ser. 2869, Class JS, IO, 6.931s, 2034	401,226	31,412	1,315,354	102,979	1,313,859	102,862
IFB Ser. 3149, Class LS, IO, 6.881s, 2036	1,179,899	173,859	3,425,564	504,759	2,696,567	397,341
IFB Ser. 3119, Class PI, IO, 6.881s, 2036	353,940	51,799	930,506	136,179	781,837	114,421
IFB Ser. 2882, Class NS, IO, 6.881s, 2034	1,856,731	204,781	2,670,297	294,510	--	--
IFB Ser. 2882, Class LS, IO, 6.881s, 2034	185,678	19,374	1,008,729	105,250	891,150	92,982
IFB Ser. 3149, Class SE, IO, 6.831s, 2036	--	--	981,826	133,595	824,223	112,150
IFB Ser. 3151, Class SI, IO, 6.831s, 2036	1,113,498	146,756	--	--	--	--
IFB Ser. 3157, Class SA, IO, 6.831s, 2036	597,558	79,424	2,451,149	325,793	2,095,805	278,562
IFB Ser. 3203, Class SH, IO, 6.821s, 2036	87,865	10,093	830,148	95,358	667,070	76,626
IFB Ser. 2815, Class PT, IO, 6.731s, 2032	201,252	18,367	715,110	65,262	686,757	62,675
IFB Ser. 2594, Class SE, IO, 6.731s, 2030	184,865	13,652	--	--	--	--
IFB Ser. 2828, Class TI, IO, 6.731s, 2030	114,427	11,364	348,460	34,606	349,496	34,709
IFB Ser. 3397, Class GS, IO, 6.681s, 2037	154,538	12,978	744,393	62,515	639,917	53,741
IFB Ser. 3311, Class BI, IO, 6.441s, 2037	1,798,466	163,692	2,444,674	222,508	--	--
IFB Ser. 3287, Class SD, IO, 6.431s, 2037	464,711	45,194	1,353,563	131,635	1,059,983	103,084
IFB Ser. 3281, Class BI, IO, 6.431s, 2037	227,627	21,732	553,647	52,858	464,799	44,375
IFB Ser. 3281, Class CI, IO, 6.431s, 2037	178,903	17,486	832,478	81,366	719,221	70,296
IFB Ser. 3510, Class ID, IO, 6.431s, 2037	--	--	--	--	1,666,195	160,820
IFB Ser. 3249, Class SI, IO, 6.431s, 2036	246,102	27,724	492,205	55,448	410,170	46,207
IFB Ser. 3028, Class ES, IO, 6.431s, 2035	579,787	63,644	--	--	1,156,237	126,921
IFB Ser. 2922, Class SE, IO, 6.431s, 2035	245,779	23,037	855,533	80,188	820,236	76,880
IFB Ser. 3316, Class SA, IO, 6.411s, 2037	1,499,766	149,181	2,038,600	202,778	--	--
IFB Ser. 2981, Class AS, IO, 6.401s, 2035	199,716	20,171	1,226,002	123,826	1,160,969	117,258
IFB Ser. 3236, Class ES, IO, 6.381s, 2036	341,949	30,417	882,737	78,520	998,325	88,802
IFB Ser. 3136, Class NS, IO, 6.381s, 2036	849,730	87,541	1,147,465	118,214	1,280,524	131,922
IFB Ser. 3122, Class DS, IO, 6.381s, 2036	165,451	19,105	1,254,121	144,813	1,187,940	137,171
IFB Ser. 3118, Class SD, IO, 6.381s, 2036	404,737	36,408	1,409,075	126,753	1,350,849	121,515
IFB Ser. 3107, Class DC, IO, 6.381s, 2035	1,392,065	159,444	--	--	--	--
IFB Ser. 3001, Class IH, IO, 6.381s, 2035	1,474,528	165,314	167,165	18,741	146,794	16,458
IFB Ser. 2950, Class SM, IO, 6.381s, 2016	195,016	18,800	1,093,146	105,382	1,002,540	96,647
IFB Ser. 3256, Class S, IO, 6.371s, 2036	165,240	18,243	1,554,429	171,609	1,248,808	137,868
IFB Ser. 3031, Class BI, IO, 6.371s, 2035	134,764	16,115	378,685	45,283	380,033	45,444
IFB Ser. 3370, Class TS, IO, 6.351s, 2037	1,016,901	83,060	249,999	20,420	154,804	12,644
IFB Ser. 3244, Class SB, IO, 6.341s, 2036	297,151	28,286	780,918	74,337	656,028	62,449
IFB Ser. 3244, Class SG, IO, 6.341s, 2036	360,458	34,847	947,088	91,560	795,130	76,869
IFB Ser. 3236, Class IS, IO, 6.331s, 2036	542,608	50,654	1,426,755	133,191	1,197,455	111,785
IFB Ser. 3398, Class SI, IO, 6.331s, 2036	--	--	2,587,485	274,046	2,199,450	232,949
IFB Ser. 3067, Class SI, IO, 6.331s, 2035	675,933	75,883	3,457,968	388,208	2,897,276	325,262
IFB Ser. 3033, Class SG, IO, 6.331s, 2035	334,254	27,599	--	--	--	--
IFB Ser. 3114, Class TS, IO, 6.331s, 2030	683,824	70,484	2,214,319	228,238	2,231,535	230,013
IFB Ser. 3128, Class JI, IO, 6.311s, 2036	491,492	49,690	1,345,638	136,044	1,524,920	154,169
IFB Ser. 2990, Class LI, IO, 6.311s, 2034	207,993	23,653	735,355	83,623	703,821	80,037
IFB Ser. 3240, Class S, IO, 6.301s, 2036	1,072,602	111,657	3,126,070	325,421	2,462,750	256,370
IFB Ser. 3229, Class BI, IO, 6.301s, 2036	73,285	6,636	244,758	22,164	310,928	28,156
IFB Ser. 3065, Class DI, IO, 6.301s, 2035	69,956	8,265	295,915	34,960	297,314	35,125
IFB Ser. 3145, Class GI, IO, 6.281s, 2036	407,176	47,517	1,114,820	130,099	1,263,650	147,468
IFB Ser. 3114, Class GI, IO, 6.281s, 2036	139,920	16,233	395,971	45,938	435,848	50,564
IFB Ser. 3114, Class IP, IO, 6.281s, 2036	2,062,958	205,751	1,286,749	128,335	1,093,669	109,078
IFB Ser. 3510, Class IB, IO, 6.281s, 2036	--	--	662,757	85,159	726,833	93,393
IFB Ser. 3218, Class AS, IO, 6.261s, 2036	105,931	9,946	1,011,042	94,928	848,122	79,631
IFB Ser. 3221, Class SI, IO, 6.261s, 2036	428,363	39,750	1,126,021	104,490	945,171	87,708
IFB Ser. 3153, Class UI, IO, 6.251s, 2036	2,013,290	205,352	447,564	45,651	2,644,354	269,719
IFB Ser. 3153, Class QI, IO, 6.231s, 2036	544,556	71,586	445,883	58,615	--	--
IFB Ser. 3346, Class SC, IO, 6.231s, 2033	11,667,184	1,329,008	868,122	98,888	2,875,605	327,560
IFB Ser. 3346, Class SB, IO, 6.231s, 2033	7,673,918	871,317	694,521	78,858	1,582,483	179,679
IFB Ser. 3355, Class AI, IO, 6.181s, 2037	2,121,028	180,405	2,882,442	245,168	--	--
IFB Ser. 3355, Class MI, IO, 6.181s, 2037	191,437	15,949	895,958	74,644	768,850	64,054
IFB Ser. 3349, Class AS, IO, 6.181s, 2037	--	--	--	--	5,644,752	576,168
IFB Ser. 3510, Class IA, IO, 6.181s, 2037	--	--	2,032,579	194,661	1,762,848	168,828
IFB Ser. 3201, Class SG, IO, 6.181s, 2036	576,737	59,618	1,517,212	156,837	1,274,065	131,703
IFB Ser. 3203, Class SE, IO, 6.181s, 2036	496,489	50,937	1,304,033	133,786	1,095,335	112,375
IFB Ser. 3238, Class LI, IO, 6.171s, 2036	503,820	50,595	--	--	--	--
IFB Ser. 3171, Class PS, IO, 6.166s, 2036	271,770	27,449	1,304,493	131,754	1,102,607	111,363
IFB Ser. 3510, Class CI, IO, 6.161s, 2037	--	--	3,416,251	345,597	2,840,299	287,332
IFB Ser. 3152, Class SY, IO, 6.161s, 2036	369,051	41,923	1,029,680	116,970	1,130,395	128,411
IFB Ser. 3510, Class DI, IO, 6.161s, 2035	613,986	64,227	1,171,720	122,571	1,171,720	122,571
IFB Ser. 3181, Class PS, IO, 6.151s, 2036	178,075	20,179	847,230	96,007	717,008	81,251
IFB Ser. 3366, Class SA, IO, 6.131s, 2037	961,067	87,093	--	--	--	--
IFB Ser. 3284, Class BI, IO, 6.131s, 2037	343,754	29,730	903,646	78,152	759,063	65,648
IFB Ser. 3199, Class S, IO, 6.131s, 2036	244,888	25,145	647,349	66,469	946,807	97,217
IFB Ser. 3284, Class LI, IO, 6.121s, 2037	1,392,132	140,938	4,263,314	431,612	3,315,911	335,698
IFB Ser. 3359, Class SN, IO, 6.101s, 2037	1,479,042	124,842	2,010,429	169,695	--	--
IFB Ser. 3012, Class UI, IO, 6.101s, 2035	84,636	8,135	--	--	--	--
IFB Ser. 3311, Class EI, IO, 6.091s, 2037	110,446	8,398	1,075,346	81,770	954,626	72,590
IFB Ser. 3311, Class IA, IO, 6.091s, 2037	278,797	28,165	1,362,487	137,644	1,141,181	115,287
IFB Ser. 3311, Class IB, IO, 6.091s, 2037	278,797	28,165	1,362,487	137,644	1,141,181	115,287
IFB Ser. 3311, Class IC, IO, 6.091s, 2037	278,797	28,165	1,362,487	137,644	1,141,181	115,287
IFB Ser. 3311, Class ID, IO, 6.091s, 2037	278,797	28,165	1,362,487	137,644	1,141,181	115,287
IFB Ser. 3311, Class IE, IO, 6.091s, 2037	278,797	28,165	2,018,528	203,920	1,675,150	169,231
IFB Ser. 3510, Class AS, IO, 6.091s, 2037	397,783	42,852	8,238,055	887,461	7,401,209	797,310
IFB Ser. 3240, Class GS, IO, 6.061s, 2036	667,693	65,153	1,924,944	187,833	1,520,067	148,326
IFB Ser. 3257, Class SI, IO, 6.001s, 2036	288,987	24,967	824,846	71,263	648,404	56,019
IFB Ser. 3225, Class JY, IO, 5.971s, 2036	1,259,856	120,908	3,600,983	345,585	2,832,234	271,808
IFB Ser. 3339, Class TI, IO, 5.821s, 2037	190,063	17,410	1,792,026	164,155	1,439,850	131,894
IFB Ser. 3284, Class CI, IO, 5.801s, 2037	1,022,267	94,769	2,982,623	276,504	2,338,776	216,816
IFB Ser. 3012, Class WI, IO, 5.781s, 2035	141,867	14,259	--	--	--	--
IFB Ser. 3510, Class IC, IO, 5.761s, 2037	--	--	--	--	2,636,064	243,945
IFB Ser. 3012, Class IG, IO, 5.761s, 2035	326,246	25,952	--	--	--	--
IFB Ser. 2965, Class SA, IO, 5.731s, 2032	210,016	19,924	1,292,380	122,604	1,223,835	116,101
IFB Ser. 3510, Class BI, IO, 5.711s, 2037	--	--	3,736,680	355,551	2,871,000	273,180
IFB Ser. 3397, Class SQ, IO, 5.651s, 2037	686,773	59,755	3,199,356	278,373	2,763,004	240,406
IFB Ser. 248, IO, 5 1/2s, 2037	1,237,600	173,635	--	--	--	--
IFB Ser. 3424, Class UI, IO, 5.441s, 2037	733,628	57,316	--	--	--	--
Ser. 3327, Class IF, IO, zero %, 2037	142,816	985	306,035	2,112	250,734	1,730
Ser. 246, PO, zero %, 2037	85,499	77,257	--	--	--	--
Ser. 3391, PO, zero %, 2037	--	--	77,511	64,160	77,511	64,160
Ser. 3292, Class DO, PO, zero %, 2037	--	--	151,901	124,340	120,981	99,030

Ser. 3274, Class MO, PO, zero %, 2037	--	--	75,401	61,297	101,038	82,137
Ser. 3300, PO, zero %, 2037	--	--	--	--	447,849	384,747
Ser. 3252, Class LO, PO, zero %, 2036	--	--	316,536	273,099	205,481	177,284
Ser. 3226, Class YI, IO, zero %, 2036	189,469	420	--	--	--	--
Ser. 3206, Class EO, PO, zero %, 2036	--	--	60,952	49,140	60,952	49,140
Ser. 2858, Class MO, PO, zero %, 2034	--	--	47,699	39,596	35,255	29,267
Ser. 2587, Class CO, PO, zero %, 2032	72,507	66,056	--	--	712,744	649,331
Ser. 201, PO, zero %, 2029	--	--	254,202	215,903	240,016	203,855
Ser. 1208, Class F, PO, zero %, 2022	6,140	5,496	--	--	--	--
FRB Ser. 3349, Class DO, zero %, 2037	--	--	207,712	185,054	175,102	156,001
FRB Ser. 3326, Class XF, zero %, 2037	--	--	247,865	234,724	211,224	200,026
FRB Ser. 3326, Class YF, zero %, 2037	--	--	497,348	473,793	448,852	427,593
FRB Ser. 3263, Class TA, zero %, 2037	--	--	95,156	86,233	77,088	69,859
FRB Ser. 3241, Class FH, zero %, 2036	28,546	28,432	56,377	56,154	45,815	45,634
FRB Ser. 3283, Class HF, zero %, 2036	--	--	21,925	21,259	--	--
FRB Ser. 3231, Class X, zero %, 2036	--	--	64,588	64,195	70,069	69,642
FRB Ser. 3147, Class SF, zero %, 2036	--	--	282,988	274,415	211,520	205,113
FRB Ser. 3130, Class JF, zero %, 2036	44,117	42,155	--	--	--	--
FRB Ser. 3117, Class AF, zero %, 2036	--	--	64,688	58,635	--	--
FRB Ser. 3047, Class BD, zero %, 2035	--	--	157,342	143,093	115,780	105,295
FRB Ser. 3326, Class WF, zero %, 2035	204,303	182,214	407,892	363,790	425,750	379,718
FRB Ser. 3036, Class AS, zero %, 2035	--	--	71,759	58,202	--	--
FRB Ser. 3003, Class XF, zero %, 2035	123,072	109,417	438,138	389,524	422,754	375,846
FRB Ser. 2980, Class BU, zero %, 2035	20,681	20,622	76,232	76,014	56,155	55,994
FRB Ser. 3112, Class XM, zero %, 2034	21,859	20,977	--	--	--	--
FRB Ser. 2947, Class GF, zero %, 2034	73,964	66,597	151,545	136,450	111,440	100,340
GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.17s, 2043	11,521,621	54,608	20,421,605	96,790	19,637,283	93,073
Ser. 07-C1, Class XC, IO, 0.12s, 2019	25,464,547	78,558	71,186,225	219,610	56,110,713	173,102
Ser. 05-C3, Class XC, IO, 0.089s, 2045	24,806,540	61,989	48,188,791	120,419	48,561,026	121,350
GMAC Commercial Mortgage Securities, Inc.
Ser. 99-C3, Class F, 8.171s, 2036	56,000	56,078	75,000	75,104	112,000	112,155
Ser. 97-C1, Class X, IO, 1.359s, 2029	334,169	13,892	--	--	--	--
Ser. 05-C1, Class X1, IO, 0.216s, 2043	4,279,212	28,760	17,999,529	120,974	19,549,629	131,392
GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	--	--	350,039	252,028	306,364	220,582
Ser. 06-C1, Class XC, IO, 0.07s, 2045	19,590,221	53,075	--	--	35,587,086	96,415
Government National Mortgage Association
IFB Ser. 06-34, Class SA, 37.65s, 2036	--	--	74,095	97,511	69,391	91,320
Ser. 07-17, Class CI, IO, 7 1/2s, 2037	303,125	48,575	--	--	--	--
IFB Ser. 05-68, Class PU, IO, 6.985s, 2032	515,562	55,459	--	--	--	--
IFB Ser. 04-59, Class SC, IO, 6.882s, 2034	135,942	14,592	646,512	69,397	547,760	58,797
IFB Ser. 04-26, Class IS, IO, 6.882s, 2034	546,026	40,393	68,645	5,078	51,919	3,841
IFB Ser. 07-47, Class SA, IO, 6.782s, 2036	799,357	88,476	--	--	--	--
IFB Ser. 07-35, Class TY, IO, 6.585s, 2035	--	--	1,866,753	144,735	1,518,592	117,741
IFB Ser. 07-36, Class SW, IO, 6.585s, 2035	296,081	17,974	--	--	--	--
IFB Ser. 07-35, Class NY, IO, 6.582s, 2035	541,819	43,669	86,003	6,932	--	--
IFB Ser. 07-22, Class S, IO, 6.485s, 2037	338,571	34,465	882,313	89,815	743,001	75,634
IFB Ser. 05-84, Class AS, IO, 6.485s, 2035	735,399	75,809	225,239	23,219	171,783	17,708
IFB Ser. 07-51, Class SJ, IO, 6.435s, 2037	230,556	22,433	1,102,430	107,268	933,709	90,851
IFB Ser. 07-35, Class PY, IO, 6.432s, 2037	3,953,244	438,158	--	--	--	--
IFB Ser. 07-53, Class SY, IO, 6.42s, 2037	1,544,684	146,586	420,383	39,893	358,667	34,036
IFB Ser. 07-58, Class PS, IO, 6.385s, 2037	598,437	47,707	461,370	36,780	3,196,442	254,820
IFB Ser. 04-88, Class S, IO, 6.385s, 2032	679,055	43,518	69,333	4,443	50,980	3,267
IFB Ser. 07-59, Class PS, IO, 6.355s, 2037	180,549	13,139	866,814	63,078	722,195	52,554
IFB Ser. 07-59, Class SP, IO, 6.355s, 2037	564,103	41,877	3,813,982	283,139	1,444,391	107,227
IFB Ser. 07-68, Class PI, IO, 6.335s, 2037	182,178	15,081	1,275,253	105,566	1,001,984	82,945
IFB Ser. 07-16, Class KU, IO, 6.335s, 2037	1,342,528	140,595	233,517	24,455	773,765	81,032
IFB Ser. 07-17, Class AI, IO, 6.232s, 2037	643,558	67,307	3,548,880	371,162	2,954,519	309,000
IFB Ser. 09-13, Class SD, IO, 6.232s, 2033	--	--	2,286,006	177,552	2,286,006	177,552
IFB Ser. 07-78, Class SA, IO, 6.212s, 2037	606,091	49,006	--	--	--	--
IFB Ser. 06-26, Class S, IO, 6.185s, 2036	4,225,370	368,406	531,781	46,365	403,074	35,144
IFB Ser. 06-28, Class GI, IO, 6.185s, 2035	251,932	18,768	1,525,247	113,625	1,164,044	86,717
IFB Ser. 08-2, Class SM, IO, 6.182s, 2038	1,988,129	161,583	250,183	20,333	189,010	15,362
IFB Ser. 07-9, Class AI, IO, 6.182s, 2037	361,340	30,192	1,379,896	115,299	1,100,066	91,917
IFB Ser. 09-35, Class SP, IO, 6.082s, 2037	833,044	85,205	2,302,483	235,502	2,591,034	265,015
IFB Ser. 05-71, Class SA, IO, 6.042s, 2035	957,198	89,287	113,182	10,558	84,078	7,843
IFB Ser. 05-65, Class SI, IO, 6.035s, 2035	118,318	10,882	762,005	70,080	765,900	70,439
IFB Ser. 06-16, Class SX, IO, 5.975s, 2036	1,460,532	128,929	183,653	16,212	139,043	12,274
IFB Ser. 07-17, Class IB, IO, 5.935s, 2037	132,138	13,311	792,828	79,867	660,690	66,556
IFB Ser. 06-10, Class SM, IO, 5.935s, 2036	1,053,716	92,154	--	--	3,588,984	313,879
IFB Ser. 06-14, Class S, IO, 5.935s, 2036	246,710	19,575	1,184,207	93,959	1,002,720	79,559
IFB Ser. 05-57, Class PS, IO, 5.935s, 2035	977,799	91,833	--	--	--	--
IFB Ser. 07-17, Class IC, IO, 5.932s, 2037	675,897	61,223	1,980,596	179,404	1,508,331	136,626
IFB Ser. 06-11, Class ST, IO, 5.925s, 2036	151,933	12,882	726,157	61,567	615,241	52,163
IFB Ser. 07-7, Class JI, IO, 5.885s, 2037	219,423	18,761	2,086,857	178,431	1,750,719	149,690
IFB Ser. 07-25, Class KS, IO, 5.882s, 2037	296,634	23,905	592,451	47,744	432,285	34,837
IFB Ser. 07-21, Class S, IO, 5.882s, 2037	323,033	23,957	1,597,687	118,491	1,344,569	99,719
IFB Ser. 05-17, Class S, IO, 5.865s, 2035	796,960	74,110	100,445	9,341	75,923	7,060
IFB Ser. 07-31, Class AI, IO, 5.862s, 2037	223,020	16,443	1,078,935	79,547	927,385	68,373
IFB Ser. 07-62, Class S, IO, 5.832s, 2037	883,814	75,391	111,610	9,521	84,405	7,200
IFB Ser. 05-3, Class SN, IO, 5.785s, 2035	2,195,398	191,570	175,866	15,346	127,294	11,108
IFB Ser. 07-43, Class SC, IO, 5.782s, 2037	122,691	9,047	1,144,104	84,361	933,173	68,808
IFB Ser. 04-41, Class SG, IO, 5.685s, 2034	1,848,961	102,486	232,909	12,910	176,023	9,757
Ser. 07-73, Class MO, PO, zero %, 2037	--	--	396,310	348,033	151,431	132,984
Ser. 06-36, Class OD, PO, zero %, 2036	--	--	55,445	45,660	40,818	33,615
Ser. 99-31, Class MP, PO, zero %, 2029	9,960	9,022	47,055	42,625	23,528	21,312
FRB Ser. 07-73, Class KI, IO, zero %, 2037	--	--	3,960,289	44,050	1,517,126	16,875
FRB Ser. 07-73, Class KM, zero %, 2037	--	--	395,747	428,592	151,994	164,608
FRB Ser. 07-49, Class UF, zero %, 2037	29,724	28,770	57,036	55,208	47,664	46,136
FRB Ser. 07-33, Class TB, zero %, 2037	93,887	93,523	--	--	--	--
FRB Ser. 07-35, Class UF, zero %, 2037	60,323	56,420	125,628	117,499	103,491	96,795
FRB Ser. 07-22, Class TA, zero %, 2037	62,962	62,110	64,664	63,789	55,588	54,836
FRB Ser. 07-6, Class TD, zero %, 2037	47,104	47,053	--	--	--	--
FRB Ser. 06-56, Class YF, zero %, 2036	45,869	41,288	88,069	79,273	64,676	58,216
FRB Ser. 98-2, Class EA, PO, zero %, 2028	13,357	11,875	2,548	2,266	--	--
Greenwich Capital Commercial Funding Corp.
Ser. 07-GG9, Class A2, 5.381s, 2039	915,000	859,111	--	--	--	--
Ser. 05-GG5, Class A2, 5.117s, 2037	68,000	65,515	657,000	632,986	958,000	922,984
Ser. 05-GG5, Class XC, IO, 0.098s, 2037	12,696,850	30,099	40,442,873	95,874	40,553,766	96,137
Greenwich Capital Commercial Funding Corp. 144A Ser.
05-GG3, Class XC, IO, 0.4s, 2042	10,084,476	130,185	27,872,199	359,813	23,835,947	307,708
GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3, 5.993s, 2045	318,000	253,097	1,426,000	1,134,957	1,118,000	889,819
Ser. 06-GG6, Class A2, 5.506s, 2038	366,000	354,486	601,000	582,093	--	--
GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030	--	--	280,000	257,600	282,000	259,440
FRB Ser. 07-EOP, Class J, 1.154s, 2020	130,000	84,436	383,000	248,761	240,000	155,881
Ser. 06-GG8, Class X, IO, 0.666s, 2039	2,176,208	44,433	10,063,595	205,475	8,413,809	171,791
Ser. 03-C1, Class X1, IO, 0.348s, 2040	5,137,270	90,935	4,224,621	74,780	6,088,313	107,769
Ser. 04-C1, Class X1, IO, 0.327s, 2028	2,041,983	10,385	2,781,994	14,148	2,781,994	14,148
Ser. 06-GG6, Class XC, IO, 0.074s, 2038	3,441,306	6,288	34,434,749	62,923	24,879,950	45,463
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	29,091	27,009	--	--	57,374	53,267
Ser. 05-RP3, Class 1A3, 8s, 2035	97,412	88,452	--	--	191,148	173,566
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	77,209	69,076	--	--	151,329	135,389
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035	61,673	55,262	168,352	150,850	161,267	144,502
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	65,382	58,360	180,154	160,807	171,981	153,512
Ser. 05-RP1, Class 1A2, 7 1/2s, 2035	83,331	69,925	--	--	--	--
IFB Ser. 04-4, Class 1AS, IO, 5.776s, 2034	2,165,720	190,800	1,338,672	117,937	6,511,481	573,661
GSR Mortgage Loan Trust Ser. 05-AR2, Class 2A1,
4.833s, 2035	143,195	97,372	340,915	231,822	358,241	243,604
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035 (In default) (NON)	--	--	48,565	874	53,330	960
HSI Asset Loan Obligation FRB Ser. 07-AR1, Class 2A1,
6.072s, 2037	2,715,764	1,493,670	3,549,745	1,952,360	1,422,543	782,399
HVB Mortgage Capital Corp. Ser. 03-FL1A, Class K,
3.173s, 2022	118,000	38,940	--	--	--	--
IMPAC Secured Assets Corp. FRB Ser. 07-2, Class 1A1A,
0.424s, 2037	697,587	378,527	2,918,017	1,583,383	2,857,632	1,550,617
IndyMac Indx Mortgage Loan Trust
FRB Ser. 07-AR9, Class 2A1, 6.69s, 2037	2,337,028	1,168,514	1,651,858	825,929	1,534,053	767,027
FRB Ser. 06-AR25, Class 5A1, 6.059s, 2036	704,279	324,548	489,020	225,352	459,769	211,872
FRB Ser. 07-AR15, Class 1A1, 5.971s, 2037	2,251,714	1,193,408	1,609,308	852,933	1,513,771	802,299
FRB Ser. 05-AR31, Class 3A1, 5.702s, 2036	3,304,633	1,751,456	--	--	--	--
FRB Ser. 07-AR11, Class 1A1, 5.292s, 2037	718,431	294,557	1,533,227	628,623	1,337,917	548,546
FRB Ser. 05-AR5, Class 4A1, 5.253s, 2035	3,221,989	1,485,111	--	--	--	--
JPMorgan Alternative Loan Trust
FRB Ser. 06-A3, Class 2A1, 6.061s, 2036	1,183,229	586,847	--	--	--	--
FRB Ser. 06-A1, Class 5A1, 5.935s, 2036	1,626,702	959,754	1,149,610	678,270	1,067,545	629,851
FRB Ser. 06-A6, Class 1A1, 0.474s, 2036	1,051,284	446,745	729,173	309,863	686,107	291,562
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029	64,000	55,680	204,000	177,480	204,000	177,480
FRB Ser. 07-LD12, Class AM, 6.26s, 2051	332,000	142,532	1,433,000	615,208	--	--
FRB Ser. 07-LD12, Class A3, 6.188s, 2051	3,282,000	2,664,797	12,789,000	10,383,940	--	--
FRB Ser. 07-LD11, Class A3, 6.007s, 2049	407,000	321,250	1,778,000	1,403,395	1,394,000	1,100,299
Ser. 07-CB20, Class A3, 5.863s, 2051	816,000	656,443	3,569,000	2,871,133	2,789,000	2,243,651
Ser. 07-LD12, Class A2, 5.827s, 2051	190,000	174,788	--	--	--	--
Ser. 06-CB15, Class A4, 5.814s, 2043	477,000	365,628	1,612,000	1,235,624	1,381,000	1,058,559
Ser. 07-CB20, Class A4, 5.794s, 2051	174,000	131,114	793,000	597,547	617,000	464,926
Ser. 05-LDP2, Class AM, 4.78s, 2042	100,000	61,936	420,000	260,129	400,000	247,742
Ser. 06-LDP8, Class X, IO, 0.761s, 2045	2,890,200	57,220	13,371,135	264,720	11,178,740	221,316
Ser. 06-CB17, Class X, IO, 0.7s, 2043	2,409,395	46,869	13,161,977	256,036	14,123,356	274,737
Ser. 08-C2, Class X, IO, 0.644s, 2051	71,264,068	900,186	--	--	--	--
Ser. 06-LDP9, Class X, IO, 0.641s, 2047	3,209,647	52,309	5,597,505	91,225	5,246,729	85,509
Ser. 07-LDPX, Class X, IO, 0.525s, 2049	4,816,087	52,941	20,316,652	223,331	16,103,448	177,017
Ser. 06-CB16, Class X1, IO, 0 1/8s, 2045	3,287,377	26,649	15,208,447	123,286	12,714,950	103,072
JPMorgan Chase Commercial Mortgage Securities Corp.
144A
Ser. 00-C9, Class G, 6 1/4s, 2032	38,000	37,403	240,000	236,229	260,000	255,915
Ser. 03-ML1A, Class X1, IO, 0.828s, 2039	625,360	18,003	--	--	--	--
Ser. 05-LDP2, Class X1, IO, 0.239s, 2042	16,568,425	179,196	40,546,080	438,526	--	--
Ser. 05-CB12, Class X1, IO, 0.141s, 2037	4,116,241	24,476	11,782,182	70,059	11,326,091	67,347
Ser. 07-CB20, Class X1, IO, 0.113s, 2051	6,848,149	47,265	38,525,452	265,899	31,199,895	215,339
Ser. 06-LDP6, Class X1, IO, 0.093s, 2043	--	--	22,592,661	66,592	16,287,641	48,008
Key Commercial Mortgage
Ser. 07-SL1, Class A2, 5.742s, 2040	1,091,000	436,400	--	--	--	--
Ser. 07-SL1, Class A1, 5.479s, 2040	645,032	483,774	--	--	--	--
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	--	--	149,428	101,353	136,004	92,248
Ser. 99-C1, Class G, 6.41s, 2031	--	--	159,961	35,924	145,590	32,697
Ser. 98-C4, Class G, 5.6s, 2035	--	--	132,000	102,960	127,000	99,060
Ser. 98-C4, Class H, 5.6s, 2035	--	--	223,000	173,846	215,000	167,609
LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A2, 5.845s, 2012	1,022,000	934,615	--	--	--	--
Ser. 06-C7, Class A2, 5.3s, 2038	173,000	160,486	--	--	--	--
Ser. 04-C7, Class A6, 4.786s, 2029	121,000	102,029	362,000	305,242	400,000	337,284
Ser. 07-C2, Class XW, IO, 0.741s, 2040	1,179,442	22,519	4,591,045	87,656	3,614,163	69,004
LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XW, IO, 0.914s, 2038	1,776,837	41,365	9,496,374	221,076	10,210,095	237,691
Ser. 03-C5, Class XCL, IO, 0.287s, 2037	1,311,782	21,610	6,059,362	99,819	5,064,549	83,431

Ser. 05-C3, Class XCL, IO, 0.224s, 2040	3,150,283	42,481	14,115,054	190,337	11,636,780	156,918
Ser. 05-C2, Class XCL, IO, 0.194s, 2040	14,612,446	95,986	29,191,766	191,755	38,714,654	254,309
Ser. 05-C7, Class XCL, IO, 0.169s, 2040	12,124,211	62,567	31,486,842	162,488	31,571,344	162,924
Ser. 05-C5, Class XCL, IO, 0.169s, 2020	4,916,428	42,979	13,699,383	119,759	14,762,921	129,056
Ser. 06-C7, Class XCL, IO, 0.138s, 2038	3,346,626	31,746	16,410,610	155,673	15,371,384	145,814
Ser. 07-C2, Class XCL, IO, 0 1/8s, 2040	10,131,032	71,707	39,452,451	279,244	31,055,659	219,812
Ser. 06-C1, Class XCL, IO, 0.114s, 2041	10,394,314	62,616	--	--	30,265,568	182,323
Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A
FRB Ser. 04-LLFA, Class H, 1.269s, 2017	175,000	105,000	184,000	110,400	214,000	128,400
FRB Ser. 05-LLFA, Class J, 1.119s, 2018	23,000	11,500	93,000	46,500	89,000	44,500
Lehman Mortgage Trust
IFB Ser. 06-7, Class 4A2, IO, 7.436s, 2036	--	--	733,551	87,278	789,615	93,948
IFB Ser. 07-4, Class 3A2, IO, 6.886s, 2037	257,205	28,339	1,040,326	114,623	894,056	98,507
IFB Ser. 07-2, Class 2A13, IO, 6.376s, 2037	--	--	1,798,684	183,502	1,542,770	157,393
IFB Ser. 07-4, Class 2A2, IO, 6.356s, 2037	1,069,003	108,718	4,382,456	445,696	3,747,423	381,113
IFB Ser. 06-9, Class 2A2, IO, 6.306s, 2037	1,219,316	123,029	1,632,228	164,692	1,497,968	151,145
IFB Ser. 06-7, Class 2A4, IO, 6.236s, 2036	--	--	2,574,456	256,879	2,767,425	276,134
IFB Ser. 06-7, Class 2A5, IO, 6.236s, 2036	--	--	2,434,492	242,914	2,616,933	261,118
IFB Ser. 07-5, Class 10A2, IO, 6.026s, 2037	513,410	49,503	2,105,941	203,055	1,800,859	173,639
MASTR Adjustable Rate Mortgages Trust
Ser. 04-7, Class 2A1, 5.189s, 2034	10,597	5,731	26,094	14,113	26,160	14,149
Ser. 04-03, Class 4AX, IO, 0.376s, 2034	98,955	336	337,170	1,146	324,587	1,104
Ser. 05-2, Class 7AX, IO, 0.17s, 2035	305,104	534	1,039,403	1,819	1,000,906	1,752
MASTR Alternative Loans Trust Ser. 06-3, Class 1A1,
6 1/4s, 2036	1,269,436	744,604	896,924	526,102	833,030	488,624
MASTR Reperforming Loan Trust 144A
Ser. 05-2, Class 1A3, 7 1/2s, 2035	113,897	101,860	--	--	432,247	386,567
Ser. 05-1, Class 1A4, 7 1/2s, 2034	84,870	93,622	236,422	260,803	225,597	248,861
Merit Securities Corp. 144A FRB Ser. 11PA, Class 3A1,
0.928s, 2027	247,873	158,681	356,052	227,934	293,019	187,582
Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.148s, 2049	16,078,877	105,447	47,056,886	308,604	40,245,316	263,933
Merrill Lynch Floating Trust 144A FRB Ser. 06-1,
Class TM, 0.819s, 2022	554,794	360,616	491,817	319,681	579,784	376,860
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 98-C3, Class E, 6.986s, 2030	--	--	137,000	80,498	127,000	74,623
FRB Ser. 05-A9, Class 3A1, 5.271s, 2035	361,630	264,600	1,050,265	768,466	1,141,955	835,555
Ser. 96-C2, Class JS, IO, 2.263s, 2028	238,356	7,637	140,577	4,504	53,636	1,719
Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 6.022s, 2050	219,000	177,397	981,000	794,641	771,000	624,535
FRB Ser. 07-C1, Class A4, 6.022s, 2050	191,000	137,426	645,000	464,081	552,000	397,167
FRB Ser. 07-C1, Class A2, 5.918s, 2050	248,000	217,230	--	--	--	--
Ser. 05-MCP1, Class XC, IO, 0.156s, 2043	4,392,905	31,629	14,868,957	107,056	14,302,038	102,975
Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO, 0.435s, 2039	2,596,203	35,049	7,084,628	95,642	8,384,883	113,196
Ser. 05-LC1, Class X, IO, 0.1s, 2044	2,396,426	11,627	7,225,400	35,057	7,951,647	38,581
Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 07-8, Class A3, 6.156s, 2049	417,000	310,779	2,122,000	1,581,469	--	--
FRB Ser. 07-8, Class A2, 6.119s, 2049	257,000	228,088	1,160,000	1,029,500	905,000	803,188
Ser. 06-1, Class A2, 5.439s, 2039	352,000	334,986	--	--	--	--
Mezz Cap Commercial Mortgage Trust Ser. 07-C5,
Class X, 4.881s, 2017	--	--	639,362	51,149	537,421	42,994
Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C2, Class X, IO, 6.004s, 2040	200,129	20,013	509,420	50,942	498,887	49,889
Ser. 05-C3, Class X, IO, 5.555s, 2044	404,500	32,360	639,970	51,198	640,947	51,276
Ser. 06-C4, Class X, IO, 5.454s, 2016	967,584	77,407	2,423,250	193,860	2,492,839	199,427
Morgan Stanley Capital 144A Ser. 05-RR6, Class X, IO,
1.68s, 2043	887,375	24,128	2,574,274	69,995	4,142,266	112,628
Morgan Stanley Capital I
Ser. 98-CF1, Class D, 7.35s, 2032	48,125	40,753	--	--	--	--
FRB Ser. 08-T29, Class A3, 6.458s, 2043	176,000	156,640	533,000	474,370	506,000	450,340
FRB Ser. 06-IQ11, Class A4, 5.771s, 2042	477,000	397,038	1,612,000	1,341,772	1,381,000	1,149,495
Ser. 07-IQ14, Class A2, 5.61s, 2049	854,000	768,170	--	--	--	--
Ser. 05-HQ6, Class A4A, 4.989s, 2042	79,000	67,861	516,000	443,241	571,000	490,486
Ser. 04-HQ4, Class A7, 4.97s, 2040	144,000	128,549	427,000	381,183	473,000	422,247
Morgan Stanley Capital I 144A
Ser. 04-RR, Class F5, 6s, 2039	--	--	395,000	27,650	340,000	23,800
Ser. 04-RR, Class F6, 6s, 2039	--	--	395,000	23,700	350,000	21,000
Ser. 07-HQ13, Class X1, IO, 0.818s, 2044	5,065,910	90,376	23,140,980	412,835	--	--
Ser. 05-HQ5, Class X1, IO, 0.188s, 2042	3,049,892	12,139	8,362,170	33,281	6,582,390	26,198
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 4.691s, 2035 (F)	276,445	131,311	487,518	231,571	819,094	389,070
Mortgage Capital Funding, Inc.
FRB Ser. 98-MC2, Class E, 7.185s, 2030	53,000	35,510	215,000	144,050	206,000	138,020
Ser. 97-MC2, Class X, IO, 1.988s, 2012	785	21	217	6	--	--
Nomura Asset Acceptance Corp. Ser. 04-R3, Class PT,
7.005s, 2035	63,353	44,714	83,835	59,171	81,929	57,826
Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class PT, 9.087s, 2034	--	--	72,503	66,246	66,674	60,920
PNC Mortgage Acceptance Corp. 144A
Ser. 99-CM1, Class B3, 7.1s, 2032	--	--	--	--	757,000	698,080
Ser. 00-C1, Class J, 6 5/8s, 2010	--	--	118,000	40,136	189,000	64,285
Residential Asset Mortgage Products, Inc. Ser. 02-SL1,
Class AI3, 7s, 2032	82,660	78,462	269,488	255,801	169,537	160,927
Residential Asset Securitization Trust Ser. 07-A5,
Class 2A3, 6s, 2037	3,225,692	1,870,901	3,811,115	2,210,446	--	--
Saco I Trust FRB Ser. 05-10, Class 1A1, 0.574s, 2033	96,014	16,238	175,484	29,678	193,209	32,675
Salomon Brothers Mortgage Securities VII 144A Ser.
02-KEY2, Class X1, IO, 0.617s, 2036	2,421,438	80,634	8,986,943	299,265	7,872,524	262,155
SBA CMBS Trust 144A Ser. 05-1A, Class D, 6.219s, 2035	--	--	200,000	188,982	200,000	188,982
STRIPS 144A
Ser. 03-1A, Class L, 5s, 2018	--	--	172,000	125,560	165,000	120,450
Ser. 03-1A, Class M, 5s, 2018	--	--	116,000	63,800	112,000	61,600
Ser. 04-1A, Class K, 5s, 2018	100,000	61,000	--	--	--	--
Ser. 04-1A, Class L, 5s, 2018	--	--	76,000	42,560	74,000	41,440
Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037	712,540	384,772	3,536,222	1,909,560	2,912,458	1,572,727
FRB Ser. 06-9, Class 1A1, 5.671s, 2036	1,243,542	577,207	530,994	246,468	--	--
FRB Ser. 05-18, Class 6A1, 5.256s, 2035	168,511	106,162	414,549	261,166	438,237	276,089
Ser. 04-19, Class 2A1X, IO, 1.104s, 2035	392,347	4,316	--	--	--	--
Structured Adjustable Rate Mortgage Loan Trust 144A
Ser. 04-NP2, Class A, 0.664s, 2034	37,637	24,841	145,580	96,083	150,548	99,362
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 5.943s, 2037	3,346,049	297,129	9,596,992	852,213	9,827,097	872,646
Ser. 07-4, Class 1A4, IO, 1s, 2037	3,312,906	98,239	10,154,936	301,129	10,382,762	307,885
Structured Asset Securities Corp. 144A
Ser. 07-RF1, Class 1A, IO, 5.441s, 2037	--	--	4,166,442	328,316	3,310,966	260,904
Ser. 06-RF4, Class 1A, IO, 5.372s, 2036	--	--	2,021,117	162,223	1,727,037	138,619
Ser. 08-RF1, Class AI, IO, 4.509s, 2037	--	--	13,473,655	926,987	--	--
Terwin Mortgage Trust 144A FRB Ser. 06-9HGA, Class A1,
0.394s, 2037	48,276	43,244	--	--	--	--
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C33, Class A3, 6.1s, 2051	327,000	258,860	1,665,000	1,318,047	--	--
FRB Ser. 07-C33, Class A2, 6.055s, 2051	88,000	80,247	--	--	--	--
Ser. 06-C26, Class A2, 5.935s, 2045	270,000	252,793	--	--	--	--
FRB Ser. 07-C32, Class A2, 5.924s, 2049	329,000	307,048	--	--	--	--
Ser. 07-C31, Class A2, 5.421s, 2047	497,000	456,175	--	--	1,670,000	1,532,821
Ser. 07-C30, Class A3, 5.246s, 2043	6,500,000	5,664,488	1,882,000	1,640,087	--	--
Ser. 04-C15, Class A4, 4.803s, 2041	215,000	185,939	637,000	550,899	705,000	609,708
Ser. 06-C29, IO, 0.53s, 2048	17,899,818	256,118	47,055,771	673,295	--	--
Ser. 07-C34, IO, 0.519s, 2046	4,734,204	71,869	10,615,097	161,147	8,748,115	132,804
Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L, 3.619s, 2018	--	--	164,000	49,200	156,000	46,800
Ser. 03-C3, Class IOI, IO, 0.562s, 2035	463,252	10,367	3,480,624	77,895	3,483,951	77,969
Ser. 07-C31, IO, 0.435s, 2047	9,168,324	85,989	35,702,029	334,847	28,103,058	263,577
Ser. 05-C18, Class XC, IO, 0.152s, 2042	12,393,261	84,398	21,147,443	144,014	24,418,708	166,292
Ser. 06-C27, Class XC, IO, 0.123s, 2045	3,749,822	18,694	17,346,765	86,480	14,502,481	72,300
Ser. 06-C23, Class XC, IO, 0.081s, 2045	4,825,127	14,411	31,803,403	94,985	34,910,463	104,265
Ser. 06-C26, Class XC, IO, 0.061s, 2045	17,434,857	31,297	13,887,564	24,930	8,600,677	15,439
WAMU Commercial Mortgage Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2036	--	--	46,000	10,064	44,000	9,626
Ser. 07-SL2, Class A1, 5.426s, 2049	1,763,779	987,716	--	--	--	--
Ser. 06-SL1, Class X, IO, 0.935s, 2043	432,226	12,582	2,311,883	67,299	2,485,537	72,354
Ser. 07-SL2, Class X, IO, 0.85s, 2049	1,301,079	33,425	5,536,166	142,224	4,385,501	112,664
WAMU Mortgage Pass-Through Certificates 144A Ser.
04-RP1, Class 1S, IO, 5.309s, 2034	2,269,736	198,765	4,667,969	408,782	3,068,438	268,708
Washington Mutual Asset Securities Corp. 144A Ser.
05-C1A, Class F, 5.3s, 2036	107,000	48,150	--	--	--	--
Washington Mutual Mortgage Pass-Through Certificates
Ser. 07-2, Class CX, IO, 7s, 2037	71,402	7,997	326,048	36,517	260,333	29,157

Total mortgage-backed securities (cost $118,231,144,
$151,661,585 and $121,572,886)		$103,203,815		$152,027,373		$128,796,362

ASSET-BACKED SECURITIES(a)	Growth 1.4%		Balanced 3.4%		Conservative 3.9%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Vlaue

Accredited Mortgage Loan Trust
FRB Ser. 05-1, Class M2, 1.004s, 2035	$--	$--	$69,508	$23,758	$62,557	$21,382
FRB Ser. 05-4, Class A2C, 0.524s, 2035	--	--	156,938	133,709	125,550	106,967
Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C, 0.464s, 2036	107,000	21,782	475,000	96,696	377,000	76,746
FRB Ser. 06-HE3, Class A2C, 0.464s, 2036	119,000	31,022	549,000	143,116	436,000	113,659
Ace Securities Corp. 144A Ser. 03-MH1, Class M2,
6 1/2s, 2030	406,410	320,992	195,980	154,789	--	--
Aegis Asset Backed Securities Trust 144A Ser. 04-6N,
Class Note, 4 3/4s, 2035 (In default) (NON)	8,939	1	12,634	1	12,515	1
AFC Home Equity Loan Trust Ser. 99-2, Class 1A,
0.724s, 2029	274,982	119,182	511,739	221,797	364,042	157,782
American Express Credit Account Master Trust 144A Ser.
04-C, Class C, 0.819s, 2012	11,643	11,628	71,061	70,972	57,009	56,938
Ameriquest Mortgage Securities, Inc.
FRB Ser. 06-R1, Class M10, 2.814s, 2036	--	--	142,000	1,924	261,000	3,536
FRB Ser. 03-8, Class M2, 2.064s, 2033	--	--	187,403	34,591	168,754	31,148
FRB Ser. 04-R10, Class A5, 0.704s, 2034	50	43	--	--	--	--
FRB Ser. 04-R11, Class A2, 0.684s, 2034	7,812	5,853	--	--	--	--
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038	--	--	286,000	31,460	223,000	24,530
Ser. 04-1A, Class E, 6.42s, 2039	--	--	240,272	43,249	227,202	40,896
Argent Securities, Inc.
FRB Ser. 03-W3, Class M3, 2.584s, 2033	--	--	22,925	2,811	20,633	2,530
FRB Ser. 06-W4, Class A2C, 0.474s, 2036	211,000	67,391	975,000	311,403	775,000	247,526
Asset Backed Funding Certificates
FRB Ser. 04-OPT2, Class M2, 1.314s, 2033	--	--	156,421	103,615	140,581	93,122
FRB Ser. 05-WMC1, Class M1, 0.754s, 2035	29,000	12,470	583,000	250,690	404,000	173,720
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 04-HE7, Class A2, 0.694s, 2034	126	67	--	--	--	--
FRB Ser. 04-HE6, Class A2, 0.674s, 2034	77,763	43,457	275,390	153,897	264,196	147,642
FRB Ser. 06-HE2, Class A3, 0.504s, 2036	32,933	16,932	153,308	78,823	122,079	62,766
FRB Ser. 06-HE4, Class A5, 0.474s, 2036	129,733	77,155	594,952	353,830	477,614	284,047
FRB Ser. 06-HE7, Class A4, 0.454s, 2036	--	--	324,000	96,552	252,000	75,096

BankAmerica Manufactured Housing Contract Trust Ser.
97-2, Class M, 6.9s, 2028	778,000	1,009,673	370,000	480,179	--	--
Bay View Auto Trust
Ser. 05-LJ2, Class D, 5.27s, 2014	62,000	54,783	139,000	122,821	134,000	118,403
Ser. 05-LJ2, Class C, 4.92s, 2014	100,000	100,144	46,000	46,066	45,000	45,065
Bayview Financial Acquisition Trust
Ser. 04-B, Class A1, 1.316s, 2039	--	--	707,607	406,024	929,214	533,182
FRB Ser. 04-D, Class A, 0.698s, 2044	55,392	47,244	181,058	154,424	176,759	150,757
Bayview Financial Asset Trust 144A
FRB Ser. 03-SSRA, Class M, 1.664s, 2038	33,340	20,004	99,246	59,547	77,536	46,521
FRB Ser. 03-SSRA, Class A, 1.014s, 2038	33,340	21,671	99,246	64,510	77,536	50,398
FRB Ser. 04-SSRA, Class A1, 0.914s, 2039	85,719	40,288	124,589	58,557	120,728	56,742
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 06-PC1, Class M9, 2.064s, 2035	--	--	--	--	38,594	386
FRB Ser. 05-HE1, Class M3, 1.244s, 2035	--	--	210,000	101,205	189,000	91,084
FRB Ser. 03-3, Class A2, 0.904s, 2043	93,584	63,102	324,966	219,116	256,436	172,908
FRB Ser. 03-1, Class A1, 0.814s, 2042	84,743	63,388	241,773	180,848	172,009	128,664
FRB Ser. 05-3, Class A1, 0.764s, 2035	68,900	50,680	--	--	--	--
FRB Ser. 03-ABF1, Class A, 0.684s, 2034	23,282	13,156	--	--	--	--
Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A4, 8.29s, 2030	3,207,331	1,668,220	1,994,431	1,037,358	387,022	201,301
Ser. 00-A, Class A2, 7.575s, 2030	725,667	372,101	338,644	173,647	--	--
Ser. 99-B, Class A-5, 7.44s, 2020	149,732	76,363	1,424,947	726,723	1,116,125	569,224
Ser. 99-B, Class A3, 7.18s, 2015	72,370	35,320	1,416,213	691,185	1,097,409	535,593
Ser. 99-B, Class A2, 6.975s, 2012	--	--	47,415	17,542	61,140	22,620
Chase Funding Loan Acquisition Trust FRB Ser. 04-AQ1,
Class A2, 0.714s, 2034	77,026	53,344	--	--	--	--
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 05-OPT1, Class M1, 0.734s, 2035	44,358	19,696	200,967	89,233	157,515	69,939
Ser. 03-HE3, Class A, 0.694s, 2033	531,674	360,052	--	--	--	--
Citigroup Mortgage Loan Trust, Inc. 144A FRB Ser.
03-HE4, Class A, 0.724s, 2033	179,610	128,730	--	--	--	--
Conseco Finance Securitizations Corp.
Ser. 02-2, Class A, IO, 8 1/2s, 2033	249,805	17,366	370,612	25,764	233,424	16,227
Ser. 00-4, Class A6, 8.31s, 2032	121,489	85,257	2,283,824	1,602,717	2,241,640	1,573,114
Ser. 00-5, Class A7, 8.2s, 2032	--	--	1,231,000	900,813	817,000	597,859
Ser. 00-5, Class A6, 7.96s, 2032	418,528	310,063	1,654,467	1,225,702	1,515,462	1,122,721
Ser. 02-1, Class M1F, 7.954s, 2033	--	--	510,000	306,989	676,000	406,911
Ser. 02-2, Class M1, 7.424s, 2033	83,000	47,057	216,000	122,461	154,000	87,310
Ser. 01-4, Class A4, 7.36s, 2033	189,415	162,457	850,023	729,048	--	--
Ser. 00-6, Class A5, 7.27s, 2031	152,113	125,941	395,627	327,558	281,543	233,102
Ser. 01-1, Class A5, 6.99s, 2032	1,039,999	844,444	4,148,352	3,368,320	3,697,127	3,001,942
Ser. 01-3, Class A4, 6.91s, 2033	--	--	464,453	382,625	--	--
Ser. 02-1, Class A, 6.681s, 2033	95,743	87,760	411,573	377,254	--	--
FRB Ser. 02-1, Class M1A, 2.359s, 2033	725,000	249,478	1,996,000	686,840	1,264,000	434,953
Countrywide Asset Backed Certificates
FRB Ser. 05-BC3, Class M1, 0.834s, 2035	47,000	34,543	210,000	154,342	166,000	122,004
FRB Ser. 04-6, Class 2A5, 0.704s, 2034	35,743	23,744	319,850	212,476	268,004	178,034
FRB Ser. 04-5, Class 4A3, 0.634s, 2034	37,080	23,056	130,612	81,213	125,742	78,185
FRB Ser. 05-14, Class 3A2, 0.554s, 2036	20,913	16,204	94,690	73,366	74,358	57,612
Credit-Based Asset Servicing and Securitization FRB
Ser. 02-CB2, Class A2, 1.414s, 2032	29,292	16,758	--	--	--	--
Credit-Based Asset Servicing and Securitization 144A
Ser. 06-MH1, Class B1, 6 1/4s, 2036	--	--	291,000	122,220	186,000	78,120
Ser. 06-MH1, Class M1, 6 1/4s, 2036	843,000	430,773	236,000	120,596	314,000	160,454
Ser. 06-MH1, Class M2, 6 1/4s, 2036	228,000	177,950	110,000	85,853	123,000	95,999
Crest, Ltd. 144A Ser. 03-2A, Class D2, 6.723s, 2038	--	--	339,000	84,750	313,000	78,250
CS First Boston Mortgage Securities Corp. 144A Ser.
04-FR1N, Class A, 5s, 2034 (In default) (NON)	16,582	--	23,162	--	25,268	--
Equifirst Mortgage Loan Trust FRB Ser. 05-1, Class M5,
0.984s, 2035	--	--	68,804	30,934	62,404	28,057
Fieldstone Mortgage Investment Corp. FRB Ser. 05-1,
Class M3, 0.854s, 2035	--	--	139,617	124,336	134,735	119,988
First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 06-FF7, Class 2A3, 0.464s, 2036	163,000	56,934	744,000	259,869	583,000	203,634
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 0.644s, 2036	231,000	80,792	1,045,000	365,489	816,000	285,397
FRB Ser. 06-2, Class 2A3, 0.484s, 2036	392,000	102,105	1,688,000	439,675	1,342,000	349,552
GE Corporate Aircraft Financing, LLC 144A
FRB Ser. 05-1A, Class C, 1.614s, 2019	--	--	269,000	161,400	271,000	162,600
Ser. 04-1A, Class B, 1.164s, 2018	9,141	7,587	9,964	8,270	9,690	8,043
Gears Auto Owner Trust 144A Ser. 05-AA, Class E1,
8.22s, 2012	--	--	443,000	420,777	442,000	419,827
GEBL 144A
Ser. 04-2, Class D, 3.069s, 2032	--	--	110,971	6,658	136,481	8,189
Ser. 04-2, Class C, 1.169s, 2032	--	--	82,909	8,291	136,481	13,648
Granite Mortgages PLC
FRB Ser. 03-3, Class 1C, 3.557s, 2044	77,405	9,172	148,359	17,580	--	--
FRB Ser. 03-2, Class 1C, 2.657s, 2043 (F)	176,004	20,856	--	--	--	--
Green Tree Financial Corp.
Ser. 94-4, Class B2, 8.6s, 2019	1,230,337	712,884	552,595	320,186	--	--
Ser. 96-8, Class A7, 8.05s, 2027	15,492	14,567	--	--	--	--
Ser. 96-5, Class M1, 8.05s, 2027	--	--	238,206	173,159	322,794	234,649
Ser. 96-6, Class M1, 7.95s, 2027	2,582,000	1,859,254	1,222,000	879,941	1,077,000	775,529
Ser. 99-5, Class A5, 7.86s, 2030	643,582	490,097	2,485,146	1,892,473	2,030,379	1,546,162
Ser. 97-2, Class A7, 7.62s, 2028	154,220	139,621	113,151	102,440	81,301	73,605
Ser. 96-2, Class M1, 7.6s, 2026	1,460,000	1,050,498	691,000	497,188	609,000	438,187
Ser. 97-6, Class A9, 7.55s, 2029	60,283	47,574	--	--	112,577	88,844
Ser. 97-4, Class A7, 7.36s, 2029	12,426	9,923	38,164	30,478	82,246	65,682
Ser. 97-3, Class A6, 7.32s, 2028	1,841	1,588	--	--	--	--
Ser. 96-10, Class A6, 7.3s, 2028	14,158	13,483	--	--	--	--
Ser. 95-8, Class M1, 7.3s, 2026	50,321	46,235	--	--	--	--
Ser. 96-10, Class M1, 7.24s, 2028	--	--	449,000	342,434	625,000	476,662
Ser. 97-6, Class M1, 7.21s, 2029	293,000	136,765	688,000	321,141	946,000	441,569
Ser. 96-2, Class A4, 7.2s, 2027	130,887	128,625	--	--	--	--
Ser. 97-3, Class A5, 7.14s, 2028	21,295	18,515	153,442	133,412	110,560	96,128
Ser. 97-6, Class A8, 7.07s, 2029	28,878	27,130	--	--	32,507	30,540
Ser. 95-10, Class B1, 7.05s, 2027	311,648	183,053	--	--	--	--
Ser. 93-4, Class A5, 7.05s, 2019	5,947	5,530	--	--	--	--
Ser. 98-4, Class A7, 6.87s, 2030	45,838	38,042	116,359	96,567	82,666	68,605
Ser. 97-7, Class A8, 6.86s, 2029	5,784	4,790	22,610	18,724	48,726	40,351
Ser. 93-3, Class B, 6.85s, 2018	152,657	109,383	71,313	51,098	--	--
Ser. 99-3, Class A7, 6.74s, 2031	93,938	85,781	127,860	116,758	131,339	119,935
Ser. 98-6, Class A7, 6.45s, 2030	--	--	93,570	90,896	67,443	65,516
Ser. 99-2, Class A7, 6.44s, 2030	--	--	456,665	328,661	636,446	458,050
Ser. 98-7, Class M1, 6.4s, 2030	118,000	44,775	218,000	82,719	136,000	51,605
Ser. 99-1, Class A6, 6.37s, 2025	254,000	231,160	359,000	326,718	224,000	203,857
Ser. 98-2, Class A5, 6.24s, 2016	9,735	8,485	--	--	--	--
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031	3,929,905	2,554,438	3,736,258	2,428,568	1,436,659	933,828
Ser. 99-5, Class M1A, 8.3s, 2026	--	--	198,000	115,255	157,000	91,389
Ser. 99-5, Class A4, 7.59s, 2028	185,588	168,421	234,884	213,157	160,939	146,052
Ser. 99-3, Class 1A5, 6.79s, 2023	8,529	8,100	--	--	--	--
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011	--	--	97,098	96,127	94,995	94,045
GSAMP Trust FRB Ser. 06-HE5, Class A2C, 0.464s, 2036	584,000	153,926	2,514,000	662,619	1,998,000	526,616
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class D, 1.864s, 2030	--	--	250,000	25,000	250,000	25,000
FRB Ser. 05-1A, Class D, 1.844s, 2030	--	--	105,068	10,507	100,774	10,077
High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 1.474s, 2036	--	--	394,406	145,930	358,918	132,800
Home Equity Asset Trust
FRB Ser. 04-7, Class A3, 0.704s, 2035	309	229	--	--	--	--
FRB Ser. 06-1, Class 2A4, 0.644s, 2036	117,000	45,098	527,000	203,133	415,000	159,963
Impac CMB Trust FRB Ser. 04-8, Class 1A, 1.034s, 2034	7,534	2,547	--	--	--	--
JPMorgan Mortgage Acquisition Corp. FRB Ser. 06-FRE1,
Class A4, 0.604s, 2035	100,000	29,940	443,000	132,632	347,000	103,890
Lehman ABS Manufactured Housing Contract
Ser. 01-B, Class M1, 6.63s, 2028	185,000	66,002	171,000	61,007	176,000	62,791
Ser. 01-B, Class A5, 5.873s, 2022	57,622	39,513	--	--	--	--
Ser. 01-B, Class A4, 5.27s, 2018	35,126	23,500	--	--	--	--
Lehman XS Trust
Ser. 07-6, Class 3A6, 6 1/2s, 2037	471,441	279,863	4,230,603	2,511,427	3,543,535	2,103,561
IFB Ser. 07-3, Class 4B, IO, 6.376s, 2037	368,985	37,644	1,512,605	154,316	1,293,398	131,953
FRB Ser. 07-6, Class 2A1, 0.524s, 2037	974,848	299,243	4,530,777	1,390,783	3,500,390	1,074,492
LNR CDO, Ltd. 144A FRB Ser. 03-1A, Class EFL, 3.317s,
2036	105,000	7,350	595,000	41,650	460,000	32,200
Local Insight Media Finance, LLC Ser. 07-1W, Class A1,
5.53s, 2012 (F)	349,816	152,170	1,831,957	796,901	1,584,291	689,167
Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M4, 0.934s, 2035	--	--	240,000	81,881	216,000	73,693
FRB Ser. 06-4, Class 2A4, 0.574s, 2036	111,000	29,263	503,000	132,605	394,000	103,869
FRB Ser. 06-1, Class 2A3, 0.504s, 2036	134,991	60,225	626,161	279,359	497,676	222,036
Madison Avenue Manufactured Housing Contract FRB Ser.
02-A, Class M2, 2.564s, 2032	507,000	347,074	--	--	--	--
Marriott Vacation Club Owner Trust 144A
Ser. 05-2, Class D, 6.205s, 2027	--	--	19,283	9,642	20,712	10,356
Ser. 04-2A, Class D, 5.389s, 2026	--	--	13,141	6,570	12,888	6,444
Ser. 04-1A, Class C, 5.265s, 2026	--	--	33,523	25,412	31,129	23,597
FRB Ser. 02-1A, Class A1, 1.015s, 2024	11,396	9,881	48,291	41,872	47,502	41,187
MASTR Asset Backed Securities Trust
FRB Ser. 04-OPT2, Class A2, 0.664s, 2034	17,045	8,494	--	--	--	--
FRB Ser. 06-FRE2, Class A4, 0.464s, 2036	58,000	22,993	262,000	103,864	206,000	81,664
FRB Ser. 04-HE1, Class A1, 0.714s, 2034	1,244	1,164	--	--	--	--
Merrill Lynch Mortgage Investors, Inc.
Ser. 04-WMC3, Class B3, 5s, 2035	4,642	204	13,777	607	12,729	560
FRB Ser. 04-HE2, Class A1A, 0.714s, 2035	4,085	2,200	--	--	--	--
Mid-State Trust Ser. 11, Class B, 8.221s, 2038	65,827	29,288	175,713	78,179	135,802	60,422
Morgan Stanley ABS Capital I
FRB Ser. 05-HE2, Class M5, 0.994s, 2035	--	--	150,000	106,816	135,000	96,134
FRB Ser. 05-HE1, Class M3, 0.834s, 2034	--	--	150,000	92,338	135,000	83,105
FRB Ser. 04-HE8, Class A4, 0.694s, 2034	6,211	3,536	--	--	--	--
FRB Ser. 06-NC4, Class M2, 0.614s, 2036	--	--	210,000	1,279	189,000	1,151
Navigator CDO, Ltd. 144A FRB Ser. 03-1A, Class A1,
1.373s, 2015	29,777	27,029	51,741	46,965	48,995	44,473
Navistar Financial Corp. Owner Trust Ser. 05-A,
Class C, 4.84s, 2014	11,436	10,769	26,873	25,308	25,873	24,365
New Century Home Equity Loan Trust
Ser. 03-5, Class AI7, 5.15s, 2033	81,165	67,379	275,798	228,951	241,841	200,761
FRB Ser. 03-4, Class M3, 2.364s, 2033	--	--	11,794	4,767	10,615	4,290
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 0.474s, 2036	138,000	51,257	626,000	232,514	488,000	181,257
FRB Ser. 06-2, Class A2C, 0.464s, 2036	138,000	34,254	626,000	155,382	488,000	121,129
Oakwood Mortgage Investors, Inc.
Ser. 96-C, Class B1, 7.96s, 2027	518,467	243,680	699,254	328,649	434,844	204,376
Ser. 00-A, Class A3, 7.945s, 2022	63,529	32,723	247,150	127,305	241,821	124,560
Ser. 95-B, Class B1, 7.55s, 2021	--	--	151,776	84,843	219,049	122,449
Ser. 00-D, Class A3, 6.99s, 2022	--	--	97,654	94,058	49,741	47,909
Ser. 98-A, Class M, 6.825s, 2028	454,000	208,266	219,000	100,463	--	--
Ser. 01-E, Class A4, 6.81s, 2031	570,107	441,781	751,680	582,484	814,000	630,776
Ser. 99-B, Class A3, 6.45s, 2017	116,099	89,238	245,685	188,844	227,437	174,818
Ser. 99-A, Class A3, 6.09s, 2029	155,638	112,864	--	--	--	--
Ser. 01-E, Class A, IO, 6s, 2009	165,365	3,149	439,756	8,373	294,878	5,614

Ser. 01-D, Class A3, 5.9s, 2022				79,875	35,327	628,653	278,044	487,867	215,776
Ser. 02-C, Class A1, 5.41s, 2032				335,061	221,141	735,295	485,295	680,433	449,086
Ser. 01-D, Class A2, 5.26s, 2019				47,845	28,923	--	--	292,470	176,802
Ser. 02-A, Class A2, 5.01s, 2020				173,390	88,914	--	--	86,695	44,457
Oakwood Mortgage Investors, Inc. 144A
Ser. 01-B, Class A4, 7.21s, 2030				--	--	70,565	56,640	93,395	74,965
Ser. 01-B, Class A3, 6.535s, 2023				--	--	58,787	38,196	42,372	27,531
Origen Manufactured Housing
Ser. 04-B, Class A3, 4 3/4s, 2021				56,000	50,904	--	--	--	--
Ser. 04-B, Class A2, 3.79s, 2017				11,212	10,978	3,684	3,607	3,403	3,333
Ownit Mortgage Loan Asset-Backed Certificates FRB Ser.
06-7, Class A2A, 0.384s, 2037				559,642	432,408	--	--	--	--
Park Place Securities, Inc.
FRB Ser. 05-WCH1, Class M4, 1.144s, 2036				--	--	97,000	10,684	88,000	9,692
FRB Ser. 04-MCW1, Class A2, 0.694s, 2034				7,914	6,672	--	--	--	--
FRB Ser. 04-WHQ2, Class A3A, 0.664s, 2035				2,370	2,213	19,136	17,876	18,562	17,339
People's Financial Realty Mortgage Securities Trust
FRB Ser. 06-1, Class 1A2, 0.444s, 2036				224,000	74,761	995,000	332,086	791,000	264,000
Pillar Funding PLC 144A FRB Ser. 04-2A, Class C,
1.509s, 2011 (United Kingdom)				--	--	183,000	173,850	169,000	160,550
Popular ABS Mortgage Pass-Through Trust FRB Ser. 04-4,
Class AV1, 0.654s, 2034				3,550	1,647	--	--	--	--
Renaissance Home Equity Loan Trust FRB Ser. 04-3,
Class AV1, 0.734s, 2034				130,235	86,786	--	--	--	--
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2, 0.504s, 2036				130,686	72,265	605,731	334,948	481,579	266,297
FRB Ser. 06-RZ2, Class A2, 0.484s, 2036				248,294	150,878	--	--	--	--
FRB Ser. 07-RZ1, Class A2, 0.474s, 2037				207,000	65,540	840,000	265,958	667,000	211,183
Residential Asset Securities Corp. FRB Ser. 06-EMX3,
Class A2, 0.494s, 2036				784,295	407,833	--	--	--	--
Residential Asset Securities Corp. 144A Ser. 04-NT,
Class Note, 4 1/2s, 2034 (In default) (NON)				12,285	61	17,855	89	19,247	96
SAIL Net Interest Margin Notes 144A Ser. 04-4A,
Class B, 7 1/2s, 2034 (In default) (NON)				--	--	49,135	--	--	--
Saxon Asset Securities Trust FRB Ser. 04-3, Class A,
0.654s, 2034				20,877	10,341	--	--	--	--
Securitized Asset Backed Receivables, LLC
FRB Ser. 05-HE1, Class M2, 0.964s, 2035				--	--	150,000	1,235	135,000	1,112
FRB Ser. 07-NC2, Class A2B, 0.454s, 2037				171,000	48,585	789,000	224,172	628,000	178,428
FRB Ser. 07-BR5, Class A2A, 0.444s, 2037				127,224	76,970	1,267,284	766,707	450,479	272,540
FRB Ser. 07-BR4, Class A2A, 0.404s, 2037				162,148	98,754	1,073,547	653,828	401,651	244,619
SG Mortgage Securities Trust
FRB Ser. 06-OPT2, Class A3D, PO, 0.524s, 2036				234,000	55,297	1,061,000	250,728	832,000	196,612
FRB Ser. 06-FRE1, Class A2B, 0.494s, 2036				--	--	506,000	219,390	402,000	174,298
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3, 0.484s, 2036				111,000	62,783	502,000	283,938	394,000	222,852
FRB Ser. 06-3, Class A3, 0.474s, 2036				587,000	237,865	2,527,000	1,023,995	2,009,000	814,091
Structured Asset Investment Loan Trust FRB Ser.
06-BNC2, Class A6, 0.574s, 2036				111,000	2,576	503,000	11,675	394,000	9,145
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
1.602s, 2015				--	--	1,094,210	678,410	1,054,133	653,562
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038				--	--	349,000	20,940	299,000	17,940
TIAA Real Estate CDO, Ltd. 144A FRB Ser. 02-1A,
Class III, 7.6s, 2037				100,000	12,000	384,000	46,080	278,000	33,360
UCFC Mfg. Hsg. Contract Ser. 97-4, Class A4, 6.995s,
2029				393,356	343,927	--	--	--	--
WAMU Asset-Backed Certificates FRB Ser. 07-HE2,
Class 2A1, 0.424s, 2037				509,525	285,334	2,996,104	1,677,818	4,975,193	2,786,108
Wells Fargo Home Equity Trust FRB Ser. 07-1, Class A3,
0.634s, 2037				--	--	222,000	55,545	174,000	43,535
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 1.992s, 2044 (United Kingdom)				--	--	131,083	15,730	131,434	15,772

Total asset-backed securities (cost $31,832,121,
$78,839,157 and $63,052,379)					$21,940,367		$45,661,653		$36,303,929

INVESTMENT COMPANIES(a)				Growth 1.1%		Balanced 1.3%		Conservative 0.8%

				Shares	Value	Shares	Value	Shares	Value

Eurazeo (France)				14,973	$624,629	8,453	$352,634	2,705	$112,845
Harris & Harris Group, Inc. (NON) (SG) (SB)				66,600	388,278	54,600	318,318	31,800	185,394
iShares Dow Jones U.S. Real Estate Index Fund				67,000	2,166,780	55,200	1,785,168	24,500	792,330
iShares MSCI EAFE Index Fund				--	--	--	--	2,300	105,363
iShares MSCI Taiwan Index Fund (Taiwan)				97,940	988,215	--	--	--	--
iShares Russell 2000 Growth Index Fund				7,679	435,323	12,145	688,500	9,674	548,419
iShares Russell 2000 Value Index Fund				22,531	1,048,367	--	--	8,243	383,547
MCG Capital Corp.				68,490	166,431	49,326	119,862	19,097	46,406
S&P 500 Index Depository Receipts (SPDR Trust Series 1)				97,636	8,974,701	131,800	12,115,056	47,781	4,392,030
SPDR KBW Bank ETF (SG) (SB)				156,100	2,817,605	130,600	2,357,330	56,900	1,027,045

Total investment companies (cost $16,984,625,
$18,316,025 and $7,275,102)					$17,610,329		$17,736,868		$7,593,379

FOREIGN GOVERNMENT BONDS AND NOTES(a)				Growth 0.6%		Balanced 0.5%		Conservative 0.6%

				Principal		Principal		Principal
				amount	Value	amount	Value	amount	Value

Brazil (Federal Republic of) notes zero %, 2012			BRL	4,130	$2,058,506	5,525	$2,753,813	4,838	$2,411,393
Japan (Government of) CPI Linked bonds Ser. 16, 1.4s,
2018			JPY	799,065,800	7,219,046	--	--	--	--
Peru (Republic of) govt. guaranty sr. sec. bond Ser.
8-1, 12 1/4s, 2011			PEN	--	--	8,475,000	3,319,798	7,270,000	2,847,779

Total foreign government bonds and notes
(cost $9,810,486, $6,843,257 and $5,928,429)					$9,277,552		$6,073,611		$5,259,172

PURCHASED OPTIONS OUTSTANDING(a)				Growth 0.4%		Balanced 0.6%		Conservative 1.2%
		Expiration date/		Contract		Contract		Contract
		strike price		amount	Value	amount	Value	amount	Value

Citigroup, Inc. (Call)		Sep-09/$5.00		370,630	$11,119	310,032	$9,301	132,049	$3,961
Porsche Automobil Holding SE (Preference) (Call)	EUR	Aug-09/47.00		2,079	14,796	1,649	11,736	1,102	7,843
Porsche Automobil Holding SE (Preference) (Call)	EUR	Aug-09/49.28		2,807	13,306	2,254	10,685	1,522	7,215
Wienerberger AG (Call)	EUR	Jul-09/9.00		17,541	6,896	14,065	5,529	9,251	3,637
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.		Nov-09/$5.355		11,719,000	81,750	--	--	35,609,000	248,402
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.		Nov-09/5.355		11,719,000	1,482,695	--	--	35,609,000	4,505,270
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.355%
versus the three month USD-LIBOR-BBA maturing
November 12, 2019.		Nov-09/5.355		11,719,000	91,525	48,439,000	378,309	35,609,000	278,106
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.		Nov-09/5.355		11,719,000	1,504,837	48,439,000	6,220,052	35,609,000	4,572,552
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 4.23% versus the three month USD-LIBOR-BBA maturing
June 9, 2020.		Jun-10/4.23		21,257,000	1,143,627	10,378,000	558,336	13,729,000	738,620
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 4.235% versus the three month USD-LIBOR-BBA maturing
June 11, 2020.		Jun-10/4.235		21,257,000	1,147,878	10,378,000	560,412	13,729,000	741,366

Total purchased options outstanding
(cost $3,215,983, $4,280,538 and $6,107,484)					$5,498,429		$7,754,360		$11,106,972

COMMODITY LINKED NOTES(a)				Growth 0.5%		Balanced 0.5%		Conservative 0.4%

				Principal		Principal		Principal
				amount	Value	amount	Value	amount	Value

UBS AG/Jersey Branch 144A 144A sr. unsec. notes Ser.
CMCI, zero % (Indexed to the UBS Bloomberg Constant
Maturity Commodity Index) (United Kingdom)				$11,287,000	$8,130,544	$9,667,000	$6,963,584	$5,398,000	$3,888,427

Total Commodity linked notes (cost $11,287,000,
$9,667,000 and $5,398,000)					$8,130,544		$6,963,584		$3,888,427

SENIOR LOANS(a)(c)				Growth 0.3%		Balanced 0.7%		Conservative 0.6%

				Principal		Principal		Principal
				amount	Value	amount	Value	amount	Value

Basic materials					0.1%		0.1%		0.1%
Huntsman International, LLC bank term loan FRN Ser. B,
2.058s, 2014				$1,237,374	$1,104,356	$1,638,283	$1,462,167	$1,405,657	$1,254,548
NewPage Holding Corp. bank term loan FRN 4.067s, 2014				--	--	92,419	79,557	86,591	74,540
					1,104,356		1,541,724		1,329,088

Capital goods					--%		0.1%		--%
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN 3.22s, 2014				35,485	24,019	47,980	32,476	4,511	3,053
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN Ser. B, 2.616s, 2014				719,437	486,969	959,555	649,499	79,186	53,599
Polypore, Inc. bank term loan FRN Ser. B, 2.59s, 2014				--	--	121,455	110,827	112,568	102,718
Sequa Corp. bank term loan FRN 4.057s, 2014				--	--	167,537	130,399	157,220	122,370
Wesco Aircraft Hardware Corp. bank term loan FRN
2.57s, 2013				--	--	123,000	107,256	114,000	99,408
					510,988		1,030,457		381,148

Communication services					--%		0.1%		0.1%
Fairpoint Communications, Inc. bank term loan FRN
Ser. B, 5 3/4s, 2015				288,664	215,777	637,053	476,197	552,444	412,952
Intelsat Corp. bank term loan FRN Ser. B2, 2.819s, 2011				--	--	32,180	29,227	29,826	27,088
Intelsat Corp. bank term loan FRN Ser. B2-A, 2.819s,
2013				--	--	32,190	29,235	29,834	27,096
Intelsat Corp. bank term loan FRN Ser. B2-C, 2.819s,
2013				--	--	32,180	29,227	29,826	27,088
Intelsat, Ltd. bank term loan FRN 3.319s, 2014
(Bermuda)				400,000	330,750	540,000	446,513	460,000	380,363
Level 3 Communications, Inc. bank term loan FRN
3.155s, 2014				--	--	123,000	102,052	114,000	94,584
MetroPCS Wireless, Inc. bank term loan FRN 3.066s, 2013				--	--	48,453	46,024	44,907	42,656
TW Telecom, Inc. bank term loan FRN Ser. B, 2.32s, 2013				--	--	89,035	83,124	82,521	77,042
West Corp. bank term loan FRN 2.689s, 2013				--	--	121,447	111,037	112,561	102,913
					546,527		1,352,636		1,191,782

Consumer cyclicals					0.2%		0.3%		0.2%
Affinion Group, Inc. bank term loan FRN Ser. B,
2.809s, 2013				--	--	121,798	114,795	112,886	106,395
Allison Transmission, Inc. bank term loan FRN Ser. B,
3.071s, 2014				305,000	241,059	387,912	306,589	294,454	232,724

Building Materials Holdings Corp. bank term loan FRN
3.067s, 2014			145,000	125,860	124,688	108,229	84,788	73,596
Dex Media West, LLC/Dex Media Finance Co. bank term
loan FRN Ser. B, 7s, 2014			236,003	194,113	316,244	260,111	--	--
Goodman Global Holdings, Inc. bank term loan FRN
Ser. B, 6 1/2s, 2011			925,000	881,063	1,236,500	1,177,766	88,780	84,563
Harrah's Operating Co., Inc. bank term loan FRN
Ser. B2, 4.092s, 2015			--	--	107,653	78,586	99,776	72,836
Lear Corp. bank term loan FRN 3.168s, 2013			234,818	163,296	419,127	291,468	371,278	258,193
National Bedding Co. bank term loan FRN 2.38s, 2011			--	--	52,331	44,656	48,381	41,285
Navistar Financial Corp. bank term loan FRN 4.271s,
2012			--	--	32,800	28,229	30,400	26,163
Navistar International Corp. bank term loan FRN
3.569s, 2012			--	--	90,200	77,628	83,600	71,948
Six Flags Theme Parks bank term loan FRN 3.366s, 2015			184,530	173,063	159,594	149,676	104,734	98,225
Travelport bank term loan FRN Ser. B, 3.146s, 2013			--	--	49,137	38,388	45,542	35,579
Travelport bank term loan FRN Ser. DD, 2.819s, 2013			--	--	72,749	56,881	67,426	52,719
TRW Automotive, Inc. bank term loan FRN Ser. B,
1 7/8s, 2014			255,000	223,975	225,000	197,625	155,000	136,142
Univision Communications, Inc. bank term loan FRN
Ser. B, 2.569s, 2014			--	--	123,000	91,415	114,000	84,726
Visteon Corp. bank term loan FRN Ser. B, 4 1/4s, 2013			480,000	196,800	635,000	260,350	--	--
Yankee Candle Co., Inc. bank term loan FRN 3.207s, 2014			--	--	69,141	61,535	64,405	57,321
				2,199,229		3,343,927		1,432,415

Consumer staples				--%		--%		--%
Dean Foods Co. bank term loan FRN Ser. B, 2.588s, 2014			144,630	135,149	129,668	121,168	89,770	83,885
Pinnacle Foods Holding Corp. bank term loan FRN
Ser. B, 3.066s, 2014			--	--	121,146	107,567	112,281	99,697
Spectrum Brands, Inc. bank term loan FRN 2.803s, 2013
(In default) (NON)			--	--	7,849	6,959	7,274	6,450
Spectrum Brands, Inc. bank term loan FRN Ser. B1,
7.019s, 2013 (In default) (NON)			--	--	113,974	101,057	105,635	93,663
				135,149		336,751		283,695

Health care				--%		--%		--%
Health Management Associates, Inc. bank term loan FRN
2.97s, 2014			--	--	113,685	99,919	105,367	92,608
IASIS Healthcare Corp. bank term loan FRN Ser. DD,
2.319s, 2014			--	--	29,192	26,674	27,056	24,722
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 7.62s, 2014			--	--	7,863	7,185	7,288	6,659
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. B, 2.319s, 2014			--	--	84,356	77,080	78,183	71,440
Sun Healthcare Group, Inc. bank term loan FRN 2.1s,
2014			--	--	20,507	17,995	19,006	16,678
Sun Healthcare Group, Inc. bank term loan FRN Ser. B,
3.175s, 2014			--	--	130,870	114,839	119,769	105,097
				--		343,692		317,204

Technology				--%		0.1%		--%
First Data Corp. bank term loan FRN Ser. B1, 3.065s,
2014			--	--	121,150	90,560	112,286	83,934
First Data Corp. bank term loan FRN Ser. B3, 3.065s,
2014			696,143	520,150	804,761	601,308	--	--
Freescale Semiconductor, Inc. bank term loan FRN
12 1/2s, 2014			65,750	57,367	69,443	60,589	34,554	30,149
				577,517		752,457		114,083

Utilities and power				--%		--%		--%
Energy Future Holdings Corp. bank term loan FRN
Ser. B2, 3.821s, 2014			--	--	121,150	86,365	112,286	80,046

Total senior loans (cost $6,090,092,
$10,316,708 and $5,693,762)				$5,073,766		$8,788,009		$5,129,461

CONVERTIBLE BONDS AND NOTES(a)			Growth 0.1%		Balanced 0.0%		Conservative 0.0%

			Principal		Principal		Principal
			amount	Value	amount	Value	amount	Value

ArcelorMittal cv. sr. unsec. unsub. notes 5s, 2014
(Luxembourg)			$75,000	$94,688	$65,000	$82,063	$45,000	$56,813
General Cable Corp. cv. company guaranty sr. unsec.
notes 1s, 2012			800,000	628,000	--	--	--	--
General Cable Corp. cv. company guaranty sr. unsec.
unsub. notes 0 7/8s, 2013			--	--	70,000	63,525	105,000	95,288
General Growth Properties, Inc. 144A cv. sr. notes
3.98s, 2027 (In default) (NON)(R)			660,000	224,400	740,000	251,600	515,000	175,100
Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014			60,000	65,625	55,000	60,156	40,000	43,750
Trinity Industries, Inc. cv. unsec. sub. notes 3 7/8s,
2036			175,000	95,375	155,000	84,475	105,000	57,225

Total convertible bonds and notes (cost $1,544,357,
$987,766 and $725,073)				$1,108,088		$541,819		$428,176

WARRANTS(a)(NON)			Growth 0.0%		Balanced 0.0%		Conservative 0.0%

	Expiration date	Strike Price	Warrants	Value	Warrants	Value	Warrants	Value

AboveNet, Inc.	9/08/10	$24.00	58	$3,335	--	$--	29	$1,668
Baoshan Iron & Steel Co. 144A (China)	12/23/09	0.001	500,200	515,506	412,300	424,916	270,200	278,468
Vertis Holdings, Inc. (F)	10/18/15	0.01	265	--	154	--	66	--

Total warrants (cost $367,321, $302,736 and $199,723)				$518,841		$424,916		$280,136

PREFERRED STOCKS(a)			Growth 0.0%		Balanced 0.0%		Conservative 0.0%

			Shares	Value	Shares	Value	Shares	Value

Preferred Blocker, Inc. 144A 7.00% cum. pfd.			221	$95,044	249	$107,086	144	$61,929

Total preferred stocks (cost $74,328, $82,779 and $48,594)				$95,044		$107,086		$61,929

MUNICIPAL BONDS AND NOTES(a)			Growth --%		Balanced 0.0%		Conservative 0.1%

			Principal		Principal		Principal
			amount	Value	amount	Value	amount	Value

MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
7.309s, 6/1/34			$--	$--	$210,000	$140,192	$220,000	$146,868
Tobacco Settlement Fin. Auth. of WVA Rev. Bonds,
Ser. A, 7.467s, 6/1/47			--	--	635,000	426,657	500,000	335,950

Total municipal bonds and notes
(cost $--, $844,978 and $719,977)				$--		$566,849		$482,818

CONVERTIBLE PREFERRED STOCKS(a)			Growth 0.0%		Balanced 0.0%		Conservative --%

			Shares	Value	Shares	Value	Shares	Value

Lehman Brothers Holdings, Inc. Ser. P, 7.25% cv. pfd.
(In default) (NON)			684	$855	912	$1,140	--	$--

Total convertible preferred stocks
(cost $644,723, $859,630 and $--)				$855		$1,140		$--

SHORT-TERM INVESTMENTS(a)			Growth 23.4%		Balanced 30.1%		Conservative 33.7%

			Principal amount/shares	Value	Principal amount/shares	Value	Principal amount/shares	Value

Federal Home Loan Banks for an effective yield
of 2.81%, July 14, 2009 (SEGSF)			$20,000,000	$19,980,283	$26,000,000	$25,974,368	$14,000,000	$13,986,198
Manhattan Asset Funding Co., LLC for an effective
yield of 0.40%, July 2, 2009			3,000,000	2,999,967	--	--	8,900,000	8,899,901
Starbird Funding Corp. for an effective yield
of 0.70%, July 7, 2009			4,000,000	3,999,533	--	--	--	--
Thunder Bay Funding, Inc. for an effective yield
of 0.25%, July 1, 2009			3,500,000	3,500,000	--	--	--	--
Victory Receivables Corp. for an effective yield
of 0.38%, July 13, 2009			--	--	--	--	15,000,000	14,998,100
Working Capital Management Co. 0.45%, July 14, 2009			10,000,000	9,998,375	--	--	--	--
U.S. Treasury Bills for an effective yield of 0.70%,
December 17, 2009 (SEG) (SEGSF)			35,510,000	35,393,811	68,029,000	67,806,409	51,100,000	50,932,801
U.S. Treasury Bills for an effective yield of 0.47%,
December 19, 2009 (SEG)			35,000,000	34,914,320	13,350,000	13,317,319	13,217,000	13,184,645
U.S. Treasury Bills zero% November 19, 2010 (i)			4,700,000	4,695,300	7,515,000	7,507,485	6,965,000	6,958,035
U.S. Treasury Cash Management Bills for an effective
yield of 0.44%, April 1, 2010 (SEG)			2,577,000	2,567,792	--	--	--	--
Short-term investments held as collateral for loaned
securities with yields ranging from 0.01% to 0.89% and
due dates ranging from July 1, 2009 to August 7, 2009
(d)			64,841,802	64,839,640	47,567,797	47,566,214	9,734,453	9,734,131
Putnam Money Market Liquidity Fund (e)			185,140,325	185,140,326	240,691,588	240,691,586	189,691,318	189,691,318
SSgA Prime Money Market Fund (i)			--	--	--	--	1,960,000	1,960,000

Total short-term investments (cost $368,078,903,
$402,905,428 and $310,385,986)				$368,029,347		$402,863,381		$310,345,129

TOTAL INVESTMENTS

Total investments (cost $1,911,138,223,
$1,907,455,426 and $1,321,021,065) (b)				$1,824,490,307		$1,814,260,419		$1,290,210,326

Putnam Asset Allocation: Growth Portfolio

FORWARD CURRENCY CONTRACTS TO BUY at 6/30/09 (aggregate face value $286,517,874) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$77,339,076	$77,289,443	7/15/09	$49,633
Brazilian Real	3,990,477	4,007,563	7/15/09	(17,086)
British Pound	15,256,468	15,269,012	7/15/09	(12,544)
Canadian Dollar	840,729	877,881	7/15/09	(37,152)
Chilean Peso	3,091,228	2,935,214	7/15/09	156,014
Czech Koruna	231,822	226,050	7/15/09	5,772
Danish Krone	1,292,602	1,316,464	7/15/09	(23,862)
Euro	67,354,705	67,726,327	7/15/09	(371,622)
Hong Kong Dollar	4,968,605	4,967,853	7/15/09	752
Hungarian Forint	1,076,142	1,026,147	7/15/09	49,995
Japanese Yen	34,857,123	35,083,197	7/15/09	(226,074)
Mexican Peso	926,929	914,808	7/15/09	12,121
Norwegian Krone	43,311,207	44,620,281	7/15/09	(1,309,074)
Polish Zloty	3,562,399	3,526,063	7/15/09	36,336
Singapore Dollar	4,757,338	4,775,242	7/15/09	(17,904)
South African Rand	2,396,800	2,283,913	7/15/09	112,887
South Korean Won	2,674,772	2,715,598	7/15/09	(40,826)
Swedish Krona	6,775,406	6,956,900	7/15/09	(181,494)
Swiss Franc	6,813,867	6,955,539	7/15/09	(141,672)
Turkish Lira (New)	3,045,154	3,044,379	7/15/09	775

Total				$(1,955,025)

Putnam Asset Allocation: Growth Portfolio

FORWARD CURRENCY CONTRACTS TO SELL at 6/30/09 (aggregate face value $323,590,110) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$3,699,497	$3,708,845	7/15/09	$9,348
Brazilian Real	2,261,038	2,268,401	7/15/09	7,363
British Pound	67,134,797	66,599,753	7/15/09	(535,044)
Canadian Dollar	37,116,914	39,454,434	7/15/09	2,337,520
Czech Koruna	2,415,579	2,353,462	7/15/09	(62,117)
Euro	69,920,413	70,630,287	7/15/09	709,874
Hong Kong Dollar	1,111,412	1,111,253	7/15/09	(159)
Hungarian Forint	956,684	910,156	7/15/09	(46,528)
Japanese Yen	19,162,267	19,208,607	7/15/09	46,340
Mexican Peso	1,753,516	1,730,179	7/15/09	(23,337)
New Zealand Dollar	1,215,790	1,195,881	7/15/09	(19,909)
Norwegian Krone	7,109,022	7,390,373	7/15/09	281,351
Polish Zloty	2,215,255	2,191,423	7/15/09	(23,832)
Singapore Dollar	10,503,264	10,544,249	7/15/09	40,985
South African Rand	3,951,502	3,762,927	7/15/09	(188,575)
South Korean Won	1,126,231	1,143,224	7/15/09	16,993
Swedish Krona	25,081,469	25,630,834	7/15/09	549,365
Swiss Franc	59,984,831	60,827,754	7/15/09	842,923
Taiwan Dollar	2,894,426	2,928,068	7/15/09	33,642

Total				$3,976,203

Putnam Asset Allocation: Growth Portfolio

FUTURES CONTRACTS OUTSTANDING at 6/30/09 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Amsterdam Exchange Index (Short)	102	$7,287,855	Jul-09	$102,683
Australian Government Treasury Bond 10 yr (Long)	178	101,834,334	Sep-09	83,957
Canadian Government Bond 10 yr (Long)	125	13,048,812	Sep-09	70,659
DAX Index (Long)	18	3,044,960	Sep-09	(51,240)
Dow Jones Euro Stoxx 50 Index (Short)	1,933	65,080,089	Sep-09	977,041
Euro-Bobl 5 yr (Long)	16	2,593,469	Sep-09	16,475
Euro-Bund 10 yr (Long)	532	90,438,042	Sep-09	1,771,200
Euro-CAC 40 Index (Long)	277	12,196,155	Jul-09	(362,662)
Euro-Dollar 90 day (Short)	159	39,483,675	Sep-09	(733,785)
Euro-Dollar 90 day (Short)	125	30,967,188	Dec-09	(720,078)
Euro-Dollar 90 day (Short)	6	1,482,375	Mar-10	(37,555)
Euro-Euribor Interest Rate 90 day (Long)	67	22,985,516	Dec-10	67,903
Euro-Euribor Interest Rate 90 day (Long)	80	27,545,076	Sep-10	81,579
Euro-Euribor Interest Rate 90 day (Short)	67	23,238,324	Dec-09	(138,186)
Euro-Euribor Interest Rate 90 day (Short)	80	27,785,160	Sep-09	(159,571)
Euro-Schatz 2 yr (Short)	3	454,475	Sep-09	(1,078)
FTSE 100 Index (Short)	243	16,872,097	Sep-09	385,316
Hang Seng Index (Short)	134	15,924,798	Jul-09	(2,020)
IBEX 35 Index (Short)	21	2,864,960	Jul-09	(68,140)
Japanese Government Bond 10 yr (Long)	11	15,768,113	Sep-09	269,515
Japanese Government Bond 10 yr (Short)	32	45,870,874	Sep-09	(599,589)
Japanese Government Bond 10 yr Mini (Long)	34	4,877,310	Sep-09	87,030
NASDAQ 100 Index E-Mini (Short)	284	8,385,100	Sep-09	104,796
OMXS 30 Index (Short)	423	4,365,637	Jul-09	549
Russell 2000 Index Mini (Short)	368	18,664,960	Sep-09	571,504
S&P 500 Index (Long)	83	18,996,625	Sep-09	(345,986)
S&P 500 Index E-Mini (Long)	7,478	342,305,450	Sep-09	(7,320,328)
S&P 500 Index E-Mini (Short)	2,251	103,039,525	Sep-09	2,353,421
S&P Mid Cap 400 Index E-Mini (Long)	963	55,536,210	Sep-09	(1,786,356)
SGX MSCI Singapore Index (Short)	58	2,234,929	Jul-09	(3,445)
SPI 200 Index (Long)	361	28,418,707	Sep-09	43,877
SPI 200 Index (Short)	84	6,612,663	Sep-09	(10,365)
Sterling Interest Rate 90 day (Long)	13	2,604,562	Sep-10	(12,818)
Sterling Interest Rate 90 day (Short)	13	2,644,953	Sep-09	(7,905)
Tokyo Price Index (Long)	104	9,980,071	Sep-09	47,013
Tokyo Price Index (Short)	240	23,030,932	Sep-09	(110,733)
U.K. Gilt 10 yr (Long)	13	2,526,829	Sep-09	(5,604)
U.K. Gilt 10 yr (Short)	160	31,099,438	Sep-09	(29,061)
U.S. Treasury Bond 20 yr (Long)	825	97,646,484	Sep-09	1,190,153
U.S. Treasury Bond 20 yr (Short)	57	6,746,484	Sep-09	(24,813)
U.S. Treasury Note 2 yr (Long)	9	1,945,969	Sep-09	(3,337)
U.S. Treasury Note 2 yr (Short)	410	88,649,688	Sep-09	163,092
U.S. Treasury Note 5 yr (Long)	99	11,357,156	Sep-09	(81,233)
U.S. Treasury Note 5 yr (Short)	264	30,285,750	Sep-09	304,321
U.S. Treasury Note 10 yr (Long)	622	72,317,219	Sep-09	160,383
U.S. Treasury Note 10 yr (Short)	988	114,870,438	Sep-09	627,916

Total				$(3,135,505)

Putnam Asset Allocation: Growth Portfolio

WRITTEN OPTIONS OUTSTANDING at 6/30/09 (premiums received $6,161,444) (Unaudited)
		Contract	Expiration date/
		amount	strike price	Value

Citigroup, Inc. (Put)		$370,630	Sep-09/$5.00	$874,687
Porsche Automobil Holding SE (Preference) (Put)	EUR	3,009	Aug-09/43.00	11,138
Porsche Automobil Holding SE (Preference) (Put)	EUR	3,064	Aug-09/40.32	9,221
Wienerberger AG (Put)	EUR	20,363	Jul-09/8.50	5,718
Wienerberger AG (Put)	EUR	21,361	Jul-09/7.50	3,149
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.		$1,917,500	May-12/5.51	215,201
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.		1,917,500	May-12/5.51	89,375
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.		2,196,500	May-12/5.51	246,513
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.		2,196,500	May-12/5.51	102,379
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.235% versus the three month USD-LIBOR-BBA maturing
June 11, 2020.		5,222,000	Jun-10/5.235	116,451
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.23% versus the three month USD-LIBOR-BBA maturing
June 9, 2020.		5,222,000	Jun-10/5.23	116,398
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.4% versus the three month USD-LIBOR-BBA maturing
November 9, 2019.		5,503,000	Nov-09/4.40	350,981
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.4% versus the three month USD-LIBOR-BBA maturing
November 9, 2019.		5,503,000	Nov-09/4.40	125,633
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.08% versus the three month USD-LIBOR-BBA maturing
February 24, 2020.		15,097,000	Feb-10/5.08	1,580,656
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.08% versus the three month USD-LIBOR-BBA maturing
February 24, 2020.		15,097,000	Feb-10/5.08	281,257
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.22% versus the three month USD-LIBOR-BBA maturing
February 24, 2020.		15,097,000	Feb-10/5.22	1,721,662
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.22% versus the three month USD-LIBOR-BBA maturing
February 24, 2020.		15,097,000	Feb-10/5.22	247,440
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.235% versus the three month USD-LIBOR-BBA maturing
June 11, 2020.		16,035,000	Jun-10/5.235	357,581
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.23% versus the three month USD-LIBOR-BBA maturing
June 9, 2020.		16,035,000	Jun-10/5.23	357,420

Total				$6,812,860

Putnam Asset Allocation: Growth Portfolio

TBA SALE COMMITMENTS OUTSTANDING at 6/30/09 (proceeds receivable $45,145,234) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 5 1/2s, July 1, 2039	$1,000,000	7/13/09	$1,032,031
FNMA, 4 1/2s, July 1, 2039	45,000,000	7/13/09	44,887,500

Total			$45,919,531

Putnam Asset Allocation: Growth Portfolio

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/09 (Unaudited)

			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$3,946,000		$--	5/23/10	3 month USD-LIBOR-BBA	3.155%	$91,257

	3,100,000		--	7/18/13	4.14688%	3 month USD-LIBOR-BBA	(230,647)

	83,620,000		--	9/10/10	3 month USD-LIBOR-BBA	3.22969%	3,003,550

	39,560,000		--	9/18/38	4.36125%	3 month USD-LIBOR-BBA	(1,850,878)

	469,369,000		--	9/18/10	3 month USD-LIBOR-BBA	2.86667%	14,264,336

	12,082,000		37,713	10/1/18	3 month USD-LIBOR-BBA	4.30%	714,399

	14,105,000		(59,436)	10/8/38	3 month USD-LIBOR-BBA	4.30%	380,281

	2,876,000		(2,614)	10/20/10	3.00%	3 month USD-LIBOR-BBA	(84,445)

	4,367,000		3,970	10/20/10	3 month USD-LIBOR-BBA	3.00%	128,224

	7,200,000		--	3/2/11	5.815%	3 month USD-LIBOR-BBA	(670,343)

	1,361,000		--	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(108,507)

	42,391,000		--	5/19/10	3.2925%	3 month USD-LIBOR-BBA	(1,031,164)

	11,271,000		--	7/22/10	3 month USD-LIBOR-BBA	3.5375%	460,125

	308,000		--	5/7/38	4.8775%	3 month USD-LIBOR-BBA	(39,393)

	3,543,000		--	5/8/28	4.95%	3 month USD-LIBOR-BBA	(427,381)

Barclays Bank PLC
	190,590,000		--	12/9/10	3 month USD-LIBOR-BBA	2.005%	2,458,373

	35,394,000		--	12/9/20	3 month USD-LIBOR-BBA	2.91875%	(3,079,379)

	108,042,000		--	12/17/13	2.42875%	3 month USD-LIBOR-BBA	1,604,900

	3,000,000		--	5/28/19	3 month USD-LIBOR-BBA	3.632%	(19,343)

Citibank, N.A.
	16,000,000		--	7/21/18	4.80625%	3 month USD-LIBOR-BBA	(1,719,647)

GBP	14,190,000	(E)	--	6/9/11	6 month GBP-LIBOR-BBA	3.0575%	25,928

GBP	14,190,000		--	6/9/10	1.7075%	6 month GBP-LIBOR-BBA	(32,612)

GBP	14,110,000	(E)	--	6/10/11	6 month GBP-LIBOR-BBA	3.09%	32,053

EUR	3,080,000	(E)	--	6/12/24	6 month EUR-EURIBOR-REUTERS	5.1275%	13,535

EUR	3,520,000	(E)	--	6/20/24	6 month EUR-EURIBOR-REUTERS	5.135%	11,287

MXN	34,130,000		--	7/18/13	1 month MXN-TIIE-BANXICO	9.175%	203,164

MXN	10,240,000		--	7/22/13	1 month MXN-TIIE-BANXICO	9.21%	62,095

	$10,400,000		--	9/5/13	3.905%	3 month USD-LIBOR-BBA	(627,461)

	89,465,000		--	9/17/13	3 month USD-LIBOR-BBA	3.4975%	3,723,977

	38,242,000		--	9/18/38	4.45155%	3 month USD-LIBOR-BBA	(2,389,933)

	228,426,000		--	9/18/10	3 month USD-LIBOR-BBA	2.92486%	7,142,182

	22,334,000		--	2/24/16	2.77%	3 month USD-LIBOR-BBA	584,242

	1,457,000		--	3/25/19	2.95%	3 month USD-LIBOR-BBA	82,925

	34,939,000		--	3/27/14	3 month USD-LIBOR-BBA	2.335%	(646,947)

	8,052,000		--	4/6/39	3.295%	3 month USD-LIBOR-BBA	1,165,248

	12,808,000		--	5/11/39	3.8425%	3 month USD-LIBOR-BBA	661,634

Credit Suisse International
	30,000		--	9/16/10	3.143%	3 month USD-LIBOR-BBA	(1,035)

	93,873,000		--	9/18/10	3 month USD-LIBOR-BBA	2.91916%	2,927,020

	28,339,000		--	9/23/10	3 month USD-LIBOR-BBA	3.32%	1,046,893

	90,890,000		--	10/9/10	3 month USD-LIBOR-BBA	2.81%	2,361,376

	10,535,000		7,391	10/31/13	3.80%	3 month USD-LIBOR-BBA	(494,063)

	28,000,000		--	12/5/20	3 month USD-LIBOR-BBA	3.01%	(2,185,010)

	34,401,000		--	9/23/38	4.7375%	3 month USD-LIBOR-BBA	(3,842,955)

	27,680,000		(295,856)	12/10/38	2.69%	3 month USD-LIBOR-BBA	6,664,834

	21,230,000		226,915	12/10/38	3 month USD-LIBOR-BBA	2.69%	(5,111,793)

	4,354,000		--	6/30/38	2.71%	3 month USD-LIBOR-BBA	1,073,833

	791,278,000		--	1/30/11	1.4725%	3 month USD-LIBOR-BBA	(5,852,511)

	82,713,000		--	1/30/29	3 month USD-LIBOR-BBA	3.225%	(8,920,015)

	45,828,000		--	2/5/14	2.475%	3 month USD-LIBOR-BBA	368,529

	14,904,000		--	2/5/29	3 month USD-LIBOR-BBA	3.35%	(1,351,539)

SEK	56,950,000		--	4/7/14	2.735%	3 month SEK-STIBOR-SIDE	(15,835)

	$2,100,000		--	4/28/39	3.50375%	3 month USD-LIBOR-BBA	230,695

	1,000,000		--	4/30/19	3 month USD-LIBOR-BBA	3.072%	(52,365)

SEK	56,950,000		--	5/4/14	3 month SEK-STIBOR-SIDE	2.625%	(37,100)

EUR	5,350,000		--	5/4/14	2.685%	6 month EUR-EURIBOR-REUTERS	40,711

EUR	11,200,000		--	5/8/14	2.705%	6 month EUR-EURIBOR-REUTERS	71,650

	$3,000,000		--	5/28/19	3 month USD-LIBOR-BBA	3.592%	(29,563)

	3,000,000		--	5/28/19	3 month USD-LIBOR-BBA	3.632%	(19,343)

	3,000,000		--	6/3/19	3 month USD-LIBOR-BBA	3.92%	52,300

	21,857,000		--	6/5/39	4.29417%	3 month USD-LIBOR-BBA	(555,198)

	22,000,000		--	6/16/14	3.237%	3 month USD-LIBOR-BBA	(312,369)

	65,000,000		--	6/16/24	3 month USD-LIBOR-BBA	4.306%	2,201,161

	48,000,000		--	6/16/39	4.361%	3 month USD-LIBOR-BBA	(1,723,532)

	5,000,000		--	6/23/19	3 month USD-LIBOR-BBA	4.054%	134,225

Deutsche Bank AG
	32,264,000		--	4/21/14	2.51%	3 month USD-LIBOR-BBA	503,725

	1,000,000		--	4/30/19	3 month USD-LIBOR-BBA	3.072%	(52,365)

	170,460,000		--	5/12/11	1.43%	3 month USD-LIBOR-BBA	(19,485)

	3,000,000		--	5/28/19	3 month USD-LIBOR-BBA	3.592%	(29,563)

	4,000,000		--	6/9/19	3 month USD-LIBOR-BBA	4.195%	160,988

EUR	14,190,000	(E)	--	6/11/11	6 month EUR-EURIBOR-REUTERS	2.45%	52,198

EUR	14,190,000		--	6/11/10	1.617%	6 month EUR-EURIBOR-REUTERS	(46,690)

EUR	14,110,000	(E)	--	6/14/11	6 month EUR-EURIBOR-REUTERS	2.47%	54,083

	$9,603,000		--	9/23/38	4.75%	3 month USD-LIBOR-BBA	(1,093,634)

	15,254,000		--	10/17/18	4.585%	3 month USD-LIBOR-BBA	(1,189,309)

	155,211,000		--	10/24/10	3 month USD-LIBOR-BBA	2.604%	3,482,892

	10,667,000		9,135	11/21/10	2.25%	3 month USD-LIBOR-BBA	(171,579)

	256,319,000		--	11/25/13	3 month USD-LIBOR-BBA	2.95409%	2,463,426

	85,413,000		--	12/5/13	2.590625%	3 month USD-LIBOR-BBA	581,574

	71,471,000		--	12/9/13	3 month USD-LIBOR-BBA	2.5225%	(722,214)

	5,035,000		--	12/11/18	3 month USD-LIBOR-BBA	2.94%	(308,225)

	12,532,000		--	12/16/28	3 month USD-LIBOR-BBA	2.845%	(2,125,236)

	46,346,000		--	12/17/23	3 month USD-LIBOR-BBA	2.81682%	(6,145,642)

	120,558,000		--	12/19/10	3 month USD-LIBOR-BBA	1.53429%	666,456

	3,000,000		--	12/22/13	2.008%	3 month USD-LIBOR-BBA	100,081

	32,750,000		--	12/24/13	2.165%	3 month USD-LIBOR-BBA	877,295

	51,604,000		--	12/30/13	2.15633%	3 month USD-LIBOR-BBA	1,426,680

	55,500,000		--	1/8/29	3 month USD-LIBOR-BBA	3.19625%	(6,122,739)

	177,800,000		--	1/8/14	2.375%	3 month USD-LIBOR-BBA	1,837,775

	9,717,000		--	1/9/14	3 month USD-LIBOR-BBA	2.165%	(198,480)

	14,573,000		--	1/28/29	3 month USD-LIBOR-BBA	3.1785%	(1,665,957)

	76,845,000		--	1/30/11	3 month USD-LIBOR-BBA	1.45%	534,219

	47,050,000		--	2/5/29	3 month USD-LIBOR-BBA	3.324%	(4,439,562)

	131,840,000		--	2/5/14	2.44661%	3 month USD-LIBOR-BBA	1,238,861

	103,816,000		--	2/6/14	2.5529%	3 month USD-LIBOR-BBA	458,217

	37,021,000		--	2/6/29	3 month USD-LIBOR-BBA	3.42575%	(2,964,571)

	40,000,000		--	2/6/14	2.5675%	3 month USD-LIBOR-BBA	148,598

	22,000,000		--	2/9/14	2.525%	3 month USD-LIBOR-BBA	130,129

	19,000,000		--	2/10/14	2.55%	3 month USD-LIBOR-BBA	91,147

	50,767,000		--	2/10/14	2.5825%	3 month USD-LIBOR-BBA	164,987

	16,154,000		--	2/10/29	3 month USD-LIBOR-BBA	3.4725%	(1,190,615)

	21,458,000		--	2/25/14	2.4675%	3 month USD-LIBOR-BBA	203,100

	465,000,000		--	3/16/11	1.6725%	3 month USD-LIBOR-BBA	(4,797,855)

	230,000,000		--	3/16/16	3 month USD-LIBOR-BBA	2.85%	(5,307,861)

	57,000,000		--	3/16/29	3.29%	3 month USD-LIBOR-BBA	5,788,597

	129,003,000		--	3/20/11	3 month USD-LIBOR-BBA	1.43%	691,424

	77,000,000		--	3/23/11	3 month USD-LIBOR-BBA	1.45%	429,756

	161,000,000		--	3/30/14	2.36%	3 month USD-LIBOR-BBA	2,857,918

	74,000,000		--	3/30/21	3 month USD-LIBOR-BBA	3.125%	(4,758,740)

	5,010,000	(E)	--	4/17/39	3.66904%	3 month USD-LIBOR-BBA	399,548

EUR	11,082,500	(E)	--	4/23/24	6 month EUR-EURIBOR-REUTERS	4.926%	(42,323)

Goldman Sachs International
	$4,135,000		--	3/27/13	3 month USD-LIBOR-BBA	3.4625%	178,581

	1,425,000		--	3/29/38	4.665%	3 month USD-LIBOR-BBA	(140,387)

	68,619,000		--	11/25/28	3.38125%	3 month USD-LIBOR-BBA	6,484,765

	7,280,000		(45,062)	11/18/18	3 month USD-LIBOR-BBA	4.10%	212,744

	6,472,000		1,780	11/18/10	2.35%	3 month USD-LIBOR-BBA	(116,610)

AUD	17,025,000	(E)	--	2/14/12	3 month AUD-BBR-BBSW	4.39%	(186,193)

GBP	14,780,000		--	4/7/11	2.2%	6 month GBP-LIBOR-BBA	(29,640)

GBP	14,780,000		--	4/7/14	6 month GBP-LIBOR-BBA	3.26%	(336,717)

JPMorgan Chase Bank, N.A.
	$37,233,000		--	3/5/18	4.325%	3 month USD-LIBOR-BBA	(2,435,096)

	1,671,000		--	3/11/38	5.0025%	3 month USD-LIBOR-BBA	(264,595)

	13,753,000		--	3/11/38	5.03%	3 month USD-LIBOR-BBA	(2,243,110)

	78,169,000		--	3/15/10	3 month USD-LIBOR-BBA	2.5%	1,514,285

	10,478,000		--	3/20/13	3 month USD-LIBOR-BBA	3.145%	331,013

	16,151,000		--	3/20/13	3 month USD-LIBOR-BBA	3.13%	500,830

	45,327,000		--	3/25/10	3 month USD-LIBOR-BBA	2.325%	799,058

	8,543,000		--	3/26/10	3 month USD-LIBOR-BBA	2.33375%	151,335

	7,675,000		--	4/8/13	3 month USD-LIBOR-BBA	3.58406%	336,178

	6,577,000		--	5/23/10	3 month USD-LIBOR-BBA	3.16%	152,527

	3,000,000		--	5/28/19	3 month USD-LIBOR-BBA	3.592%	(29,563)

	1,674,000		--	5/28/11	3 month USD-LIBOR-BBA	1.3375%	(3,433)

	2,000,000		--	6/3/19	3 month USD-LIBOR-BBA	3.91%	33,152

	15,453,000	(E)	--	6/9/20	4.73%	3 month USD-LIBOR-BBA	(721,655)

	4,000,000		--	6/9/19	3 month USD-LIBOR-BBA	4.207%	165,097

	42,596,000		--	6/9/11	3 month USD-LIBOR-BBA	1.7675%	252,748

	43,758,000		--	6/10/11	3 month USD-LIBOR-BBA	1.81%	291,720

	51,868,000		--	7/16/10	3 month USD-LIBOR-BBA	3.384%	2,004,262

	9,027,000		--	7/22/10	3 month USD-LIBOR-BBA	3.565%	372,231

	90,110,000		--	7/28/10	3 month USD-LIBOR-BBA	3.5141%	3,639,386

CAD	14,070,000		--	6/9/12	6 month CAD-BA-CDOR	1.95%	42,491

CAD	4,490,000		--	6/9/14	2.725%	6 month CAD-BA-CDOR	(30,680)

	$15,453,000	(E)	--	6/11/20	4.735%	3 month USD-LIBOR-BBA	(725,054)

CAD	22,450,000	(F)	--	6/9/10	0.57%	1 month CAD-BA-CDOR	(26,485)

EUR	7,090,000	(E)	--	6/17/24	6 month EUR-EURIBOR-REUTERS	5.195%	51,165

	$32,308,000		--	6/16/19	4.09%	3 month USD-LIBOR-BBA	(988,431)

EUR	21,040,000		--	6/19/11	6 month EUR-EURIBOR-REUTERS	1.93%	59,882

	$13,245,000		--	6/19/19	3 month USD-LIBOR-BBA	3.8725%	156,788

AUD	5,100,000	(F)	--	6/26/19	6 month AUD-BBR-BBSW	6.05%	35,352

CAD	5,100,000		--	6/25/19	3.626%	6 month CAD-BA-CDOR	(39,676)

	$18,200,000		--	9/23/38	4.70763%	3 month USD-LIBOR-BBA	(1,938,468)

	27,685,000		--	10/23/13	3 month USD-LIBOR-BBA	3.535%	1,019,331

	42,300,000		--	11/10/18	4.12%	3 month USD-LIBOR-BBA	(1,586,992)

	26,000,000		--	11/24/10	3 month USD-LIBOR-BBA	2.0075%	347,633

PLN	10,550,000		--	1/26/11	6 month PLN-WIBOR-WIBO	4.177%	(53,180)

	$8,260,000		--	1/27/24	3.1%	3 month USD-LIBOR-BBA	758,106

AUD	13,620,000	(E)	--	1/27/12	3 month AUD-BBR-BBSW	4.21%	(151,266)

	$4,130,000		--	2/3/24	3 month USD-LIBOR-BBA	3.2825%	(292,752)

	93,087,000		--	3/3/11	3 month USD-LIBOR-BBA	1.68283%	1,034,233

EUR	16,550,000		--	3/4/14	1 month EUR-EURIBOR-REUTERS	2.74%	(7,860)

	$7,111,000		--	3/6/39	3.48%	3 month USD-LIBOR-BBA	759,493

	71,807,000		2,506,064	5/19/19	4.735%	3 month USD-LIBOR-BBA	(3,815,680)

CAD	6,990,000		--	3/16/11	0.98%	3 month CAD-BA-CDOR	(9,011)

CAD	1,540,000		--	3/16/19	3 month CAD-BA-CDOR	2.7%	(80,681)

CAD	7,170,000		--	3/17/13	1.56%	3 month CAD-BA-CDOR	124,670

	$7,290,000		--	3/19/13	3 month USD-LIBOR-BBA	2.28%	(12,490)

	2,340,000		--	3/19/24	3.37%	3 month USD-LIBOR-BBA	149,538

CAD	2,290,000		--	3/17/24	3 month CAD-BA-CDOR	3.46%	(150,238)

	$52,000,000		--	3/24/11	3 month USD-LIBOR-BBA	1.4625%	300,665

	95,490,000		--	4/3/11	3 month USD-LIBOR-BBA	1.365%	32,195

	36,170,000		--	4/3/13	1.963%	3 month USD-LIBOR-BBA	661,227

	137,650,000		--	4/3/14	3 month USD-LIBOR-BBA	2.203%	(3,918,124)

	34,570,000		--	4/3/14	2.203%	3 month USD-LIBOR-BBA	984,014

	1,820,000		--	4/9/11	3 month USD-LIBOR-BBA	1.5025%	5,064

EUR	11,570,000	(E)	--	4/17/24	6 month EUR-EURIBOR-REUTERS	4.95%	(31,839)

	$5,010,000	(E)	--	4/17/39	3.7%	3 month USD-LIBOR-BBA	385,720

GBP	7,510,000		--	4/20/14	6 month GBP-LIBOR-BBA	3.17875%	(227,700)

AUD	15,064,000	(E)	--	4/22/11	3 month AUD-BBR-BBSW	4.05%	(54,877)

AUD	15,064,000	(F)	--	4/22/10	3%	3 month AUD-BBR-BBSW	49,705

	$10,020,000	(E)	--	5/1/39	3 month USD-LIBOR-BBA	3.84125%	(643,885)

EUR	22,652,500	(E)	--	5/6/24	4.76248%	6 month EUR-EURIBOR-REUTERS	245,528

UBS, AG
	$350,263,000		--	11/6/10	3 month USD-LIBOR-BBA	2.64%	7,956,951

	8,289,000		275,540	11/10/28	4.45%	3 month USD-LIBOR-BBA	(162,582)

	7,459,000		(189,486)	11/10/18	3 month USD-LIBOR-BBA	4.45%	292,186

	36,125,000		(475,265)	11/24/38	3 month USD-LIBOR-BBA	3.3%	(5,719,637)

	1,229,000		(5,999)	11/24/18	3 month USD-LIBOR-BBA	3.4%	(33,265)

	4,707,000		(1,486)	11/24/10	3 month USD-LIBOR-BBA	2.05%	64,420

	37,976,000		--	11/24/10	3 month USD-LIBOR-BBA	2.05%	531,733

Total							$(1,264,185)

(E) See Interest rate swap contracts note regarding extended effective dates.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

Putnam Asset Allocation: Growth Portfolio

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/09 (Unaudited)

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Deutsche Bank AG
EUR	8,850,000	3/27/14	1.785%	Eurostat	$(37,276)
				Eurozone HICP
				excluding tobacco

Goldman Sachs International
EUR	14,750,000	4/30/13	2.375%	French Consumer	620,442
				Price Index
				excluding tobacco

EUR	14,750,000	4/30/13	(2.41%)	Eurostat	(702,863)
				Eurozone HICP
				excluding tobacco

EUR	14,750,000	5/6/13	2.34%	French Consumer	591,449
				Price Index
				excluding tobacco

EUR	14,750,000	5/6/13	(2.385%)	Eurostat	(683,190)
				Eurozone HICP
				excluding tobacco

	$1,095,141	8/28/09	(3 month USD-	iShares MSCI	(851,147)
			LIBOR-BBA minus	Emerging Markets
			85 bp)	Index

EUR	760,000	4/23/14	1.67%	Eurostat	(15,664)
				Eurozone HICP
				excluding tobacco

EUR	8,850,000	4/14/14	1.835%	Eurostat	(86,605)
				Eurozone HICP
				excluding tobacco

	$15,760,000	5/18/10	(0.25%)	USA Non Revised	120,564
				Consumer Price
				Index- Urban
				(CPI-U)

JPMorgan Chase Bank, N.A.
	1,114,907	8/19/09	(3 month USD-	iShares MSCI	2,366,589
			LIBOR-BBA minus	Emerging Markets
			125 bp)	Index

Morgan Stanley Capital Services, Inc.
	2,368	8/4/09	(3 month USD-	MSCI Daily Total	222,133
			LIBOR-BBA minus	Return Net
			3.30%)	Emerging Markets
				India USD Index

UBS, AG
	1,632	2/8/10	(3 month USD-	MSCI Daily Total	127,357
			LIBOR-BBA minus	Return Net
			3.50%)	Emerging Markets
				India USD Index

	1,542	6/28/10	(3 month USD-	MSCI 10 year	(9,210)
			LIBOR-BBA)	Total Return Net
				Emerging Markets
				India USD Index

Total					$1,662,579

Putnam Asset Allocation: Growth Portfolio

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/09 (Unaudited)
		Upfront				Fixed payments
		premium			Termi-	received	Unrealized
Swap counterparty /		received	Notional		nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount		date	per annum	(depreciation)

Bank of America, N.A.
Clear Channel
Communications, 5 3/4%,
1/15/13	Ca	$--	$530,000		9/20/09	635 bp	$(59,409)

Computer Science Corp.,
5%, 2/15/13	--	--	1,190,000		3/20/18	(71 bp)	(15,396)

DJ ABX CMBX BBB Index		255	370,000		10/12/52	(134 bp)	313,465

Embarq Corp., 7.082%,
6/1/16	--	--	950,000		6/20/16	(265 bp)	(96,930)

Limited Brands, Inc.,
6 1/8%, 12/1/12	--	--	935,000		12/20/12	(252 bp)	2,590

Marriott International,
4 5/8%, 6/15/12	--	--	475,000		6/20/12	(139 bp)	8,516

Mattel, Inc., 7 1/4%,
7/9/12	--	--	1,645,000		3/20/13	(157.2 bp)	(59,521)

Motorola, Inc., 6.5%,
9/1/25	--	--	1,790,000		11/20/11	(240 bp)	(8,574)

Nalco Co., 7.75%,
11/15/11	Ba2	--	70,000		9/20/12	350 bp	(2,793)

Ryder System Inc.,
6.95%, 12/1/25	--	--	1,645,000		3/20/13	(135 bp)	48,894

Sealed Air Corp.,
5 5/8%, 7/15/13	--	--	1,040,000		9/20/13	(169 bp)	(18,463)

Spectra Energy Capital,
6 1/4%, 2/15/13	--	--	1,645,000		9/20/14	(115 bp)	(44,493)

Tyson Foods, Inc.,
6.6%, 4/1/16	--	--	1,485,000		12/20/11	(370 bp)	(61,338)

Tyson Foods, Inc.,
6.6%, 4/1/16	--	--	1,485,000		10/20/11	(370 bp)	(71,857)

Barclays Bank PLC
DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	69,445	437,647		7/25/45	18 bp	(2,753)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	54,926	328,098		7/25/45	18 bp	799

DJ ABX HE PEN AAA
Series 7 Version 1 Index	A-	273,470	464,000	(F)	8/25/37	9 bp	(49,560)

DJ CDX NA IG Series 12
Version 1 Index	--	(420,047)	11,138,000		6/20/14	(100 bp)	(262,221)

Citibank, N.A.
Advanced Micro Devices,
Inc., 7 3/4%, 11/1/12	Caa1	86,100	1,435,000		9/20/09	500 bp	59,380

DJ ABX HE AAA Index	AA	513,565	2,581,489		5/25/46	11 bp	(525,437)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AA	107,016	523,387		5/25/46	11 bp	(103,638)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	34,119	191,984		7/25/45	18 bp	2,448

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA	397,746	2,252,860		5/25/46	11 bp	(508,989)

Dominion Resources
Inc., 5.15%, 7/15/15	--	--	5,295,000		6/20/18	(73 bp)	(74,037)

Donnelley (R.R.) &
Sons, 4.95%, 4/1/14	--	--	1,810,000		3/20/12	(102 bp)	107,939

Hanson Plc, 7 7/8%,
9/27/10	--	--	1,535,000		9/20/16	(71 bp)	428,683

International Lease
Finance Corp., 4.15%,
1/20/15	--	--	1,840,000		6/20/13	(222.50 bp)	365,192

International Lease
Finance Corp., 4.15%,
1/20/15	--	--	625,000		9/20/13	(105 bp)	149,573

Lear Corp., T/L Bank
Loan	--	--	265,000		6/20/13	(225 bp)	87,770

Lear Corp., T/L Bank
Loan	Ca	--	265,000		6/20/13	700 bp	(79,715)

Lexmark International,
Inc., 5.9%, 6/1/13	Baa3	--	905,000		6/20/13	108.5 bp	10,243

Limited Brands, Inc.,
6 1/8%, 12/1/12	--	--	1,755,000		12/20/12	(275 bp)	(8,051)

Limited Brands, Inc.,
6 1/8%, 12/1/12	--	--	295,000		6/20/11	(250 bp)	96

Masco Corp., 5 7/8%,
7/15/12	--	--	2,370,000		3/20/17	(213 bp)	120,888

Newell Rubbermaid,
Inc., 6.35%, 7/15/28	--	--	1,375,000		6/20/13	(85 bp)	32,612

Qwest Capital Funding,
7 3/4%, 2/15/31	--	--	1,475,000		6/20/13	(263 bp)	47,867

Telecom Italia SPA.
5 3/8%, 1/29/19	--	--	4,865,000		9/20/11	(218 bp)	(66,042)

Credit Suisse International
Arrow Electronics,
Inc., 6 7/8%, 6/1/18	--	--		1,405,000		10/1/10	(54.2 bp)	(795)

DJ ABX HE AAA Series 7
Version 2 Index	BB+	35,520		64,000		1/25/38	76 bp	(11,840)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	199,423		1,113,562		7/25/45	18 bp	15,718

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA	1,056,435		2,402,995		5/25/46	11 bp	89,274

DJ ABX HE PEN AAA
Series 7 Version 1 Index	A-	347,938		586,000		8/25/37	9 bp	(59,332)

DJ CMB NA CMBX AAA Index	AAA	83,722		503,000	(F)	12/13/49	8 bp	(41,367)

DJ CMB NA CMBX AJ Index		(79,093)		246,000	(F)	2/17/51	(96 bp)	89,944

DJ CMBX NA AAA Series 4
Version 1 Index	--	(1,014,140)		2,455,000	(F)	2/17/51	(35 bp)	(357,079)

Liberty Mutual
Insurance, 7 7/8%,
10/15/26	--	--		235,000		12/20/13	(210 bp)	(3,086)

Southwest Airlines,
5 1/4%, 10/1/14	--	--		590,000		3/20/12	(190 bp)	1,301

Deutsche Bank AG
Advanced Micro Devices,
Inc., 7 3/4%, 11/1/12	Caa1	20,150		310,000		9/20/09	500 bp	4,768

CBS Corp, 4 5/8%,
5/15/18	--	--		1,705,000		6/20/11	(102 bp)	38,968

CBS Corp., 4 5/8%,
5/15/18	--	--		1,465,000		9/20/12	(87 bp)	75,114

CenturyTel. Inc., 6%,
4/1/17	--	--		1,235,000		6/20/13	(170 bp)	(43,330)

CNA Financial Corp.,
5.85%, 12/15/14	--	--		1,415,000		9/20/16	(155 bp)	97,992

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	24,041		126,255		7/25/45	18 bp	3,212

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA	136,544		377,006		5/25/46	11 bp	(15,194)

DJ CDX NA HY Series 11
Version 1 Index	B2	5,113,718		21,760,500		12/20/13	500 bp	1,944,301

DJ CDX NA IG Series 11
Version 1 Index	Baa1	158,178		7,515,000		12/20/13	150 bp	104,784

DJ CDX NA IG Series 12
Version 1 Index	--	(19,149)		485,000		6/20/14	(100 bp)	(12,276)

DJ CDX NA IG Series 12
Version 1 Index	--	(477,952)		12,387,000		6/20/14	(100 bp)	(302,429)

DJ iTraxx Europe Series
9 Version 1	--	129,204	EUR	1,891,400		6/20/13	(650 bp)	314,528

Expedia Inc., 7.456%,
8/15/18	--	--		$660,000		12/20/13	(310 bp)	(18,879)

General Electric
Capital Corp., 6%,
6/15/12	Aa2	--		460,000		9/20/13	109 bp	(50,567)

Hanson PLC., 7 7/8%,
9/27/10	--	--		260,000		9/20/16	(255 bp)	48,425

Korea Monetary STAB
Bond, 5.15%, 2/12/10	A2	--		1,335,000		2/19/10	115 bp	424

Nalco Co., 7.75%,
11/15/11	Ba2	--		60,000		12/20/12	363 bp	(2,455)

Pacific Gas & Electric
Co., 4.8%, 3/1/14	A3	--		775,000		12/20/13	112 bp	(9,533)

Packaging Corporation
of America, 5 3/4%,
8/1/13	--	--		1,730,000		9/20/13	(129 bp)	(26,629)

Pitney Bowes, Inc.,
4 5/8%, 10/1/12	--	--		615,000		3/20/18	(95 bp)	(16,204)

PPG Industries, Inc.,
7.05%, 8/15/09	--	--		915,000		3/20/18	(154 bp)	(6,190)

Smurfit Kappa Funding,
7 3/4%, 4/1/15	B2	--	EUR	435,000		9/20/13	715 bp	(43,775)

Tyco Electronics Group,
6.55%, 10/1/17	--	--		$940,000		12/20/17	(125.5 bp)	54,610

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B2	--	EUR	605,000		9/20/13	477 bp	(36,666)

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B2	--	EUR	605,000		9/20/13	535 bp	(12,745)

Goldman Sachs International
CNA Financial Corp.,
5.85%, 12/15/14	--	--		$885,000		9/20/11	(160 bp)	29,072

CSC Holdings, Inc.,
7 5/8%, 7/15/18	Ba3	--		340,000		9/20/13	495 bp	7,178

CVS Caremark Corp.,
4 7/8%, 9/15/14	--	--		595,000		9/20/13	(59 bp)	(564)

CVS Caremark Corp.,
4 7/8%, 9/15/14	--	--		740,000		9/20/11	(50 bp)	(233)

DJ ABX HE AAA Index	BB+	33,138		141,000		1/25/38	76 bp	(71,892)

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA	567,331		1,367,063		5/25/46	11 bp	17,097

DJ CDX NA CMBX AAA Index	AAA	8,778		240,000	3/15/49	7 bp	(36,219)

DJ CDX NA IG Series 12
Version 1 Index	--	(12,173)		277,000	6/20/14	(100 bp)	(8,248)

DJ CMB NA CMBX AAA Index	AAA	1,067,975		14,468,000	2/17/51	35 bp	(2,837,685)

Lighthouse
International Co, SA,
8%, 4/30/14	B3	--	EUR	1,195,000	3/20/13	680 bp	(561,776)

Pearson PLC., 7%,
10/27/14	--	--		$1,500,000	6/20/18	(96 bp)	(43,200)

Smurfit Kappa Funding,
7 3/4%, 4/1/15	B2	--	EUR	400,000	9/20/13	720 bp	(30,863)

Southern California
Edison Co., 7 5/8%,
1/15/10	A3	--		$860,000	12/20/13	118.1 bp	(22,416)

JPMorgan Chase Bank, N.A.
AllTel Corp., 7 7/8%,
7/1/32	--	--		825,000	9/20/12	(95 bp)	(21,836)

Anheuser-Busch Co.,
Inc. 5 5/8%, 10/1/10	--	--		2,370,000	3/20/17	(133 bp)	(52,501)

CenturyTel. Inc., 6%,
4/1/17	--	--		725,000	6/20/13	(95 bp)	(4,674)

Cox Communications,
Inc., 6.8%, 8/1/28	--	--		2,360,000	3/20/10	(45 bp)	(3,853)

Darden Restaurants,
Inc., 6%, 8/15/35	--	--		1,485,000	12/20/17	(155.3 bp)	(45,260)

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA	118,053		562,172	5/25/46	11 bp	(108,211)

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA	138,216		376,172	5/25/46	11 bp	(13,186)

DJ CMBX NA AAA Series 4
Version 1 Index	--	(702,897)		1,800,000	2/17/51	(35 bp)	(221,397)

DJ CMBX NA AAA Series 4
Version 1 Index	AAA	898,927		2,302,000	2/17/51	35 bp	283,142

DJ iTraxx Europe
Crossover Series 8
Version 1		(447,049)	EUR	3,345,720	12/20/12	(375 bp)	276,698

Embarq Corp., 7.082%,
6/1/16	--	--		$3,150,000	6/20/13	(337 bp)	(286,374)

Expedia, Inc., 7.456%,
8/15/18	--	--		440,000	9/20/13	(300 bp)	(13,772)

Lexmark International,
Inc., 5.9%, 6/1/13	--	--		1,550,000	6/20/13	(113 bp)	14,923

Nextel Communications,
7 3/8%, 8/1/15	--	--		1,685,000	9/20/13	(540 bp)	87,435

Sanmina-Sci Corp.,
8 1/8%, 3/1/16	B3	--		280,000	6/20/13	595 bp	(76,651)

TDC AS, 6 1/2%, 4/19/12	--	--	EUR	655,000	9/20/13	(200 bp)	(24,387)

Merrill Lynch Capital Services, Inc.
Marriott International,
4 5/8%, 6/15/12	--	--		$1,030,000	6/20/12	(247 bp)	(4,488)

Pacific Gas & Electric
Co., 4.8%, 3/1/14	A3	--		815,000	12/20/13	113 bp	(9,688)

Merrill Lynch International
AllTel Corp., 7 7/8%,
7/1/32	--	--		5,835,000	9/20/12	(97 bp)	(158,201)

AmerisourceBergen
Corp., 5 7/8%, 9/15/15	--	--		195,000	9/20/12	(65 bp)	(429)

Block Financial LLC.
5 1/8%, 10/30/14	--	--		2,110,000	12/20/14	(69 bp)	(26)

Computer Sciences Corp,
5%, 2/15/13	--	--		750,000	3/20/13	(66 bp)	(5,329)

Felcor Lodging LP,
8 1/2%, 6/1/11	--	--		770,000	6/20/11	(316 bp)	75,491

MGM Mirage Inc.,
5 7/8%, 2/27/14	--	--		1,318,000	9/20/10	(470 bp)	97,591

Pearson PLC, 7%,
10/27/14	--	--		970,000	6/20/18	(65 bp)	(6,016)

Sara Lee Corp., 6 1/8%,
11/1/32	--	--		670,000	6/20/13	(55.5 bp)	(4,964)

Supervalu, Inc.,
7 1/2%, 05/15/12	--	--		5,760,000	8/1/09	(90 bp)	4,234

Morgan Stanley Capital Services, Inc.
DJ CDX NA IG Series 12
Version 1 Index	--	(135,698)		3,340,000	6/20/14	(100 bp)	(88,370)

DJ CDX NA IG Series 12
Version 1 Index	--	(2,337,311)		52,653,000	6/20/14	(100 bp)	(1,591,218)

Nalco Co., 7.75%,
11/15/11	Ba2	--		70,000	9/20/12	330 bp	(3,196)

Nalco Co., 7.75%,
11/15/11	Ba2	--		110,000	3/20/13	460 bp	(1,557)

UBS, AG
Cardinal Health Inc.,
5.85%, 12/15/17	--	--		4,045,000	6/20/13	(49 bp)	(12,024)

Hanson PLC., 7 7/8%,
9/27/10	--	--		610,000	9/20/16	(250 bp)	116,659

Meritage Homes Corp.,
7%, 5/1/14	--	195,000	9/20/13	(760 bp)	(7,416)

Total					$(3,887,870)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2009. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

Putnam Asset Allocation: Balanced Portfolio

FORWARD CURRENCY CONTRACTS TO BUY at 6/30/09 (aggregate face value $258,953,576) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$71,619,643	$71,612,689	7/15/09	$6,954
Brazilian Real	3,409,991	3,425,578	7/15/09	(15,587)
British Pound	22,140,465	22,163,646	7/15/09	(23,181)
Canadian Dollar	71,976	76,602	7/15/09	(4,626)
Chilean Peso	2,684,086	2,556,772	7/15/09	127,314
Czech Koruna	409,471	399,245	7/15/09	10,226
Euro	62,788,744	63,097,486	7/15/09	(308,742)
Hungarian Forint	1,403,261	1,337,861	7/15/09	65,400
Japanese Yen	33,508,852	33,758,622	7/15/09	(249,770)
Mexican Peso	818,334	807,659	7/15/09	10,675
Norwegian Krone	39,018,028	40,200,159	7/15/09	(1,182,131)
Polish Zloty	3,680,755	3,643,182	7/15/09	37,573
Singapore Dollar	760,448	763,447	7/15/09	(2,999)
South African Rand	2,261,097	2,154,603	7/15/09	106,494
South Korean Won	2,164,615	2,197,347	7/15/09	(32,732)
Swedish Krona	5,873,750	6,027,937	7/15/09	(154,187)
Swiss Franc	1,738,648	1,771,738	7/15/09	(33,090)
Taiwan Dollar	360,332	363,823	7/15/09	(3,491)
Turkish Lira (New)	2,595,941	2,595,180	7/15/09	761

Total				$(1,645,139)

Putnam Asset Allocation: Balanced Portfolio

FORWARD CURRENCY CONTRACTS TO SELL at 6/30/09 (aggregate face value $305,619,940) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$8,225,011	$8,244,488	7/15/09	$19,477
Brazilian Real	2,951,113	2,960,736	7/15/09	9,623
British Pound	67,485,577	67,064,489	7/15/09	(421,088)
Canadian Dollar	29,859,158	31,780,516	7/15/09	1,921,358
Czech Koruna	3,040,389	2,957,733	7/15/09	(82,656)
Danish Krone	1,054,554	1,074,021	7/15/09	19,467
Euro	66,367,438	67,082,160	7/15/09	714,722
Hong Kong Dollar	740,158	740,054	7/15/09	(104)
Hungarian Forint	1,329,269	1,264,670	7/15/09	(64,599)
Japanese Yen	15,375,834	15,362,277	7/15/09	(13,557)
Mexican Peso	1,582,242	1,561,215	7/15/09	(21,027)
New Zealand Dollar	1,643,610	1,619,695	7/15/09	(23,915)
Norwegian Krone	10,202,560	10,605,471	7/15/09	402,911
Peruvian New Sol	3,421,490	3,456,562	7/15/09	35,072
Polish Zloty	1,901,037	1,880,585	7/15/09	(20,452)
Singapore Dollar	5,307,528	5,327,354	7/15/09	19,826
South African Rand	3,515,686	3,347,452	7/15/09	(168,234)
South Korean Won	1,089,752	1,106,079	7/15/09	16,327
Swedish Krona	22,258,552	22,753,364	7/15/09	494,812
Swiss Franc	51,779,013	52,526,883	7/15/09	747,870
Taiwan Dollar	2,857,951	2,890,081	7/15/09	32,130
Turkish Lira (New)	14,117	14,055	7/15/09	(62)

Total				$3,617,901

Putnam Asset Allocation: Balanced Portfolio

FUTURES CONTRACTS OUTSTANDING at 6/30/09 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Amsterdam Exchange Index (Short)	54	$3,858,276	Jul-09	$54,361
Australian Government Treasury Bond 10 yr (Long)	135	77,233,905	Sep-09	81,321
Canadian Government Bond 10 yr (Long)	109	11,378,564	Sep-09	52,944
DAX Index (Long)	12	2,029,973	Sep-09	(34,160)
Dow Jones Euro Stoxx 50 Index (Short)	1,805	60,770,596	Sep-09	912,343
Euro-Bobl 5 yr (Long)	18	2,917,652	Sep-09	18,531
Euro-Bobl 5 yr (Short)	1	162,092	Sep-09	(1,036)
Euro-Bund 10 yr (Long)	566	96,217,917	Sep-09	1,711,514
Euro-CAC 40 Index (Long)	215	9,466,330	Jul-09	(281,488)
Euro-Dollar 90 day (Short)	556	138,068,700	Sep-09	(2,421,611)
Euro-Dollar 90 day (Short)	420	104,049,750	Dec-09	(2,339,784)
Euro-Dollar 90 day (Short)	22	5,435,375	Mar-10	(137,760)
Euro-Euribor Interest Rate 90 day (Long)	82	28,131,527	Dec-10	83,098
Euro-Euribor Interest Rate 90 day (Long)	97	33,398,405	Sep-10	98,979
Euro-Euribor Interest Rate 90 day (Short)	82	28,440,933	Dec-09	(169,213)
Euro-Euribor Interest Rate 90 day (Short)	97	33,689,507	Sep-09	(193,552)
FTSE 100 Index (Short)	249	17,288,692	Sep-09	394,830
Hang Seng Index (Short)	36	4,278,304	Jul-09	(543)
IBEX 35 Index (Short)	16	2,182,827	Jul-09	(51,916)
Japanese Government Bond 10 yr (Long)	13	18,635,043	Sep-09	318,499
Japanese Government Bond 10 yr (Short)	22	31,536,226	Sep-09	(276,001)
NASDAQ 100 Index E-Mini (Short)	238	7,026,950	Sep-09	87,822
OMXS 30 Index (Short)	518	5,346,099	Jul-09	672
Russell 2000 Index Mini (Short)	382	19,375,040	Sep-09	593,246
S&P 500 Index (Long)	51	11,672,625	Sep-09	(191,966)
S&P 500 Index E-Mini (Long)	3,684	168,635,100	Sep-09	(3,606,388)
S&P 500 Index E-Mini (Short)	1,380	63,169,500	Sep-09	1,442,791
S&P Mid Cap 400 Index E-Mini (Long)	488	28,142,960	Sep-09	(901,109)
SGX MSCI Singapore Index (Short)	63	2,427,595	Jul-09	(3,742)
SPI 200 Index (Long)	255	20,074,156	Sep-09	30,994
SPI 200 Index (Short)	80	6,297,774	Sep-09	(9,871)
Sterling Interest Rate 90 day (Long)	16	3,205,615	Sep-10	(15,779)
Sterling Interest Rate 90 day (Short)	16	3,255,327	Sep-09	(9,684)
Tokyo Price Index (Long)	56	5,373,884	Sep-09	25,314
Tokyo Price Index (Short)	250	23,990,554	Sep-09	(115,346)
U.K. Gilt 10 yr (Long)	18	3,498,687	Sep-09	(7,758)
U.K. Gilt 10 yr (Short)	191	37,124,954	Sep-09	(45,409)
U.S. Treasury Bond 20 yr (Long)	751	88,887,891	Sep-09	1,059,255
U.S. Treasury Bond 20 yr (Short)	73	8,640,234	Sep-09	(31,880)
U.S. Treasury Note 2 yr (Long)	42	9,081,188	Sep-09	41,229
U.S. Treasury Note 2 yr (Short)	379	81,946,906	Sep-09	149,443
U.S. Treasury Note 5 yr (Long)	35	4,015,156	Sep-09	(28,722)
U.S. Treasury Note 5 yr (Short)	270	30,974,063	Sep-09	310,094
U.S. Treasury Note 10 yr (Long)	1,006	116,963,219	Sep-09	146,562
U.S. Treasury Note 10 yr (Short)	971	112,893,922	Sep-09	660,799

Total				$(2,600,077)

Putnam Asset Allocation: Balanced Portfolio

WRITTEN OPTIONS OUTSTANDING at 6/30/09 (premiums received $15,338,175) (Unaudited)

		Contract	Expiration date/
		amount	strike price	Value

Citigroup, Inc. (Put)		$310,032	Sep-09/$5.00	$731,676
Porsche Automobil Holding SE (Preference) (Put)	EUR	2,390	Aug-09/43.00	8,847
Porsche Automobil Holding SE (Preference) (Put)	EUR	2,464	Aug-09/40.32	7,415
Wienerberger AG (Put)	EUR	16,425	July-09/8.50	4,612
Wienerberger AG (Put)	EUR	17,128	July-09/7.50	2,525
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.08% versus the three month USD-LIBOR-BBA maturing
February 24, 2020.		$38,405,000	Feb-10/5.08	4,021,004
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.08% versus the three month USD-LIBOR-BBA maturing
February 24, 2020.		38,405,000	Feb-10/5.08	715,485
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.		12,203,000	May-12/5.51	1,369,543
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.		12,203,000	May-12/5.51	568,782
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.22% versus the three month USD-LIBOR-BBA maturing
February 24, 2020.		38,405,000	Feb-10/5.22	4,379,706
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.22% versus the three month USD-LIBOR-BBA maturing
February 24, 2020.		38,405,000	Feb-10/5.22	629,458
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.215% versus the three month USD-LIBOR-BBA maturing
February 18, 2020.		56,491,000	Feb-10/5.215	6,437,714
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.215% versus the three month USD-LIBOR-BBA maturing
February 18, 2020.		56,491,000	Feb-10/5.215	907,245
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.235% versus the three month USD-LIBOR-BBA maturing
June 11, 2020.		10,378,000	Jun-10/5.235	231,429
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.23% versus the three month USD-LIBOR-BBA maturing
June 9, 2020.		10,378,000	Jun-10/5.23	231,326

Total				$20,246,767

Putnam Asset Allocation: Balanced Portfolio

TBA SALE COMMITMENTS OUTSTANDING at 6/30/09 (proceeds receivable $87,270,625) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 7s, July 1, 2039	$1,000,000	7/13/09	$1,085,313
FNMA, 4 1/2s, July 1, 2039	88,000,000	7/13/09	87,780,000

Total			$88,865,313

Putnam Asset Allocation: Balanced Portfolio

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/09 (Unaudited)

			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$24,333,000		$--	5/23/10	3 month USD-LIBOR-BBA	3.155%	$562,739

	20,800,000		--	7/18/13	4.14688%	3 month USD-LIBOR-BBA	(1,547,562)

	189,730,000		--	9/10/10	3 month USD-LIBOR-BBA	3.22969%	6,814,920

	79,311,000		--	9/18/38	4.36125%	3 month USD-LIBOR-BBA	(3,710,693)

	180,482,000		--	9/18/10	3 month USD-LIBOR-BBA	2.86667%	5,484,930

	18,544,000		(78,141)	10/8/38	3 month USD-LIBOR-BBA	4.30%	499,959

	58,762,000		(53,418)	10/20/10	3.00%	3 month USD-LIBOR-BBA	(1,725,367)

	14,124,000		--	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(1,126,045)

	30,577,000		--	7/22/10	3 month USD-LIBOR-BBA	3.5375%	1,248,271

	9,379,000		--	5/8/28	4.95%	3 month USD-LIBOR-BBA	(1,131,359)

Barclays Bank PLC
	195,740,000		--	12/9/10	3 month USD-LIBOR-BBA	2.005%	2,524,801

	39,503,000		--	12/9/20	3 month USD-LIBOR-BBA	2.91875%	(3,436,873)

	159,088,000		--	12/17/13	2.42875%	3 month USD-LIBOR-BBA	2,363,159

	5,000,000		--	5/28/19	3 month USD-LIBOR-BBA	3.632%	(32,238)

Citibank, N.A.
GBP	17,930,000	(E)	--	6/9/11	6 month GBP-LIBOR-BBA	3.0575%	32,761

GBP	17,930,000		--	6/9/10	1.7075%	6 month GBP-LIBOR-BBA	(41,208)

GBP	17,860,000	(E)	--	6/10/11	6 month GBP-LIBOR-BBA	3.09%	40,571

EUR	3,899,000	(E)	--	6/12/24	6 month EUR-EURIBOR-REUTERS	5.1275%	17,134

EUR	4,456,000	(E)	--	6/20/24	6 month EUR-EURIBOR-REUTERS	5.135%	14,288

MXN	45,610,000		--	7/18/13	1 month MXN-TIIE-BANXICO	9.175%	271,501

MXN	13,685,000		--	7/22/13	1 month MXN-TIIE-BANXICO	9.21%	82,985

	$8,800,000		--	9/5/13	3.905%	3 month USD-LIBOR-BBA	(530,929)

	124,692,000		--	9/17/13	3 month USD-LIBOR-BBA	3.4975%	5,190,300

	76,667,000		--	9/18/38	4.45155%	3 month USD-LIBOR-BBA	(4,791,302)

	87,835,000		--	9/18/10	3 month USD-LIBOR-BBA	2.92486%	2,746,332

	5,493,000		--	2/24/16	2.77%	3 month USD-LIBOR-BBA	143,693

	11,851,000		--	3/25/19	2.95%	3 month USD-LIBOR-BBA	674,495

	48,954,000		--	3/27/14	3 month USD-LIBOR-BBA	2.335%	(906,455)

	7,441,000		--	4/6/39	3.295%	3 month USD-LIBOR-BBA	1,076,828

	12,893,000		--	5/11/39	3.8425%	3 month USD-LIBOR-BBA	666,025

Credit Suisse International
	36,096,000		--	9/18/10	3 month USD-LIBOR-BBA	2.91916%	1,125,496

	31,520,000		--	9/23/10	3 month USD-LIBOR-BBA	3.32%	1,164,406

	117,045,000		--	10/9/10	3 month USD-LIBOR-BBA	2.81%	3,040,899

	17,848,000		--	11/6/15	3.97005%	3 month USD-LIBOR-BBA	(770,482)

	34,000,000		--	12/5/20	3 month USD-LIBOR-BBA	3.01%	(2,653,227)

	42,027,000		--	9/23/38	4.7375%	3 month USD-LIBOR-BBA	(4,694,859)

	55,500,000		(593,208)	12/10/38	2.69%	3 month USD-LIBOR-BBA	13,363,377

	1,183,090,000		--	1/30/11	1.4725%	3 month USD-LIBOR-BBA	(8,750,460)

	112,617,000		--	1/30/29	3 month USD-LIBOR-BBA	3.225%	(12,144,951)

	42,442,000		--	2/5/14	2.475%	3 month USD-LIBOR-BBA	341,300

	13,803,000		--	2/5/29	3 month USD-LIBOR-BBA	3.35%	(1,251,697)

	58,557,000		--	3/24/39	3 month USD-LIBOR-BBA	3.34%	(7,779,834)

SEK	71,260,000		--	4/7/14	2.735%	3 month SEK-STIBOR-SIDE	(19,813)

	$4,860,000		--	4/28/39	3.50375%	3 month USD-LIBOR-BBA	533,896

SEK	71,260,000		--	5/4/14	3 month SEK-STIBOR-SIDE	2.625%	(46,422)

EUR	6,690,000		--	5/4/14	2.685%	6 month EUR-EURIBOR-REUTERS	50,908

EUR	13,720,000		--	5/8/14	2.705%	6 month EUR-EURIBOR-REUTERS	87,771

	$5,000,000		--	5/28/19	3 month USD-LIBOR-BBA	3.592%	(49,271)

	5,000,000		--	5/28/19	3 month USD-LIBOR-BBA	3.632%	(32,238)

	10,000,000		--	6/3/19	3 month USD-LIBOR-BBA	3.92%	174,333

	30,868,000		--	6/5/39	4.29417%	3 month USD-LIBOR-BBA	(784,090)

	137,000,000		--	6/16/24	3 month USD-LIBOR-BBA	4.306%	4,639,369

	71,000,000		--	6/16/39	4.361%	3 month USD-LIBOR-BBA	(2,549,392)

	10,000,000		--	6/23/19	3 month USD-LIBOR-BBA	4.054%	268,449

Deutsche Bank AG
	41,924,000		--	4/21/14	2.51%	3 month USD-LIBOR-BBA	654,543

	77,089,000		--	5/12/11	1.43%	3 month USD-LIBOR-BBA	(8,812)

	5,000,000		--	5/28/19	3 month USD-LIBOR-BBA	3.592%	(49,271)

	8,000,000		--	6/9/19	3 month USD-LIBOR-BBA	4.195%	321,977

EUR	17,930,000	(E)	--	6/11/11	6 month EUR-EURIBOR-REUTERS	2.45%	65,955

EUR	17,930,000		--	6/11/10	1.617%	6 month EUR-EURIBOR-REUTERS	(58,996)

EUR	17,860,000	(E)	--	6/14/11	6 month EUR-EURIBOR-REUTERS	2.47%	68,456

	$12,632,000		--	9/23/38	4.75%	3 month USD-LIBOR-BBA	(1,438,590)

	37,702,000		--	9/24/10	3 month USD-LIBOR-BBA	3.395%	1,434,147

	318,298,000		--	10/24/10	3 month USD-LIBOR-BBA	2.604%	7,142,520

	211,311,000		--	11/25/13	3 month USD-LIBOR-BBA	2.95409%	2,030,864

	53,144,000		--	11/28/13	3 month USD-LIBOR-BBA	2.8725%	313,882

	103,714,000		--	12/5/13	2.590625%	3 month USD-LIBOR-BBA	706,185

	73,402,000		--	12/9/13	3 month USD-LIBOR-BBA	2.5225%	(741,727)

	16,595,000		--	12/16/28	3 month USD-LIBOR-BBA	2.845%	(2,814,259)

	61,744,000		--	12/17/23	3 month USD-LIBOR-BBA	2.81682%	(8,187,470)

	223,506,000		--	12/19/10	3 month USD-LIBOR-BBA	1.53429%	1,235,563

	12,710,000		--	12/24/13	2.165%	3 month USD-LIBOR-BBA	340,471

	45,363,000		--	12/30/13	2.15633%	3 month USD-LIBOR-BBA	1,254,137

	43,700,000		--	1/8/29	3 month USD-LIBOR-BBA	3.19625%	(4,820,968)

	139,700,000		--	1/8/14	2.375%	3 month USD-LIBOR-BBA	1,443,966

	14,333,000		--	1/28/29	3 month USD-LIBOR-BBA	3.1785%	(1,638,520)

	43,575,000		--	2/5/29	3 month USD-LIBOR-BBA	3.324%	(4,111,667)

	122,102,000		--	2/5/14	2.44661%	3 month USD-LIBOR-BBA	1,147,356

	95,341,000		--	2/6/14	2.5529%	3 month USD-LIBOR-BBA	420,811

	34,262,000		--	2/6/29	3 month USD-LIBOR-BBA	3.42575%	(2,743,636)

	25,000,000		--	2/6/14	2.5675%	3 month USD-LIBOR-BBA	92,873

	24,000,000		--	2/9/14	2.525%	3 month USD-LIBOR-BBA	141,959

	22,000,000		--	2/10/14	2.55%	3 month USD-LIBOR-BBA	105,538

	34,856,000		--	2/10/14	2.5825%	3 month USD-LIBOR-BBA	113,278

	11,098,000		--	2/10/29	3 month USD-LIBOR-BBA	3.4725%	(817,968)

	24,498,000		--	2/25/14	2.4675%	3 month USD-LIBOR-BBA	231,874

	790,000,000		--	3/16/11	3 month USD-LIBOR-BBA	1.6725%	8,151,194

	370,000,000		--	3/16/16	2.85%	3 month USD-LIBOR-BBA	8,538,734

	99,000,000		--	3/16/29	3 month USD-LIBOR-BBA	3.29%	(10,053,878)

	224,073,000		--	3/20/11	3 month USD-LIBOR-BBA	1.43%	1,200,977

	60,300,000		--	3/23/11	3 month USD-LIBOR-BBA	1.45%	336,549

	1,000,000		--	3/24/14	2.297%	3 month USD-LIBOR-BBA	20,079

	155,000,000		--	3/30/14	2.36%	3 month USD-LIBOR-BBA	2,751,411

	71,000,000		--	3/30/21	3 month USD-LIBOR-BBA	3.125%	(4,565,818)

	6,260,000	(E)	--	4/17/39	3.66904%	3 month USD-LIBOR-BBA	499,235

EUR	13,832,500	(E)	--	4/23/24	6 month EUR-EURIBOR-REUTERS	4.926%	(52,825)

Goldman Sachs International
	$16,431,000		--	5/30/28	5.014%	3 month USD-LIBOR-BBA	(2,098,227)

	1,184,000		(558)	10/24/10	2.6%	3 month USD-LIBOR-BBA	(27,059)

	5,956,000		(36,867)	11/18/18	3 month USD-LIBOR-BBA	4.10%	174,053

	79,100,000		--	12/16/18	3 month USD-LIBOR-BBA	2.78%	(5,910,496)

	11,920,000		--	1/23/19	2.61125%	3 month USD-LIBOR-BBA	972,885

AUD	20,650,000	(E)	--	2/14/12	3 month AUD-BBR-BBSW	4.39%	(225,838)

GBP	18,400,000		--	4/7/11	2.2%	6 month GBP-LIBOR-BBA	(36,899)

GBP	18,400,000		--	4/7/14	6 month GBP-LIBOR-BBA	3.26%	(419,188)

JPMorgan Chase Bank, N.A.
	$118,568,000		--	3/5/18	4.325%	3 month USD-LIBOR-BBA	(7,754,532)

	6,007,000		--	3/11/38	5.0025%	3 month USD-LIBOR-BBA	(951,183)

	45,375,000		--	3/11/38	5.03%	3 month USD-LIBOR-BBA	(7,400,650)

	125,112,000		--	3/15/10	3 month USD-LIBOR-BBA	2.5%	2,423,662

	45,626,000		--	3/20/13	3 month USD-LIBOR-BBA	3.145%	1,441,384

	112,568,000		--	3/20/13	3 month USD-LIBOR-BBA	3.13%	3,490,644

	226,815,000		--	3/25/10	3 month USD-LIBOR-BBA	2.325%	3,998,465

	51,496,000		--	4/8/13	3 month USD-LIBOR-BBA	3.58406%	2,255,612

	40,554,000		--	5/23/10	3 month USD-LIBOR-BBA	3.16%	940,487

	5,000,000		--	5/28/19	3 month USD-LIBOR-BBA	3.592%	(49,271)

	8,000,000		--	6/3/19	3 month USD-LIBOR-BBA	3.91%	132,604

	7,545,000	(E)	--	6/9/20	4.73%	3 month USD-LIBOR-BBA	(352,352)

	8,000,000		--	6/9/19	3 month USD-LIBOR-BBA	4.207%	330,195

	43,613,000		--	6/9/11	3 month USD-LIBOR-BBA	1.7675%	258,783

	100,537,000		--	6/10/11	3 month USD-LIBOR-BBA	1.81%	670,247

	59,238,000		--	7/16/10	3 month USD-LIBOR-BBA	3.384%	2,289,050

	24,487,000		--	7/22/10	3 month USD-LIBOR-BBA	3.565%	1,009,729

CAD	17,780,000		--	6/9/12	6 month CAD-BA-CDOR	1.95%	53,695

CAD	5,680,000		--	6/9/14	2.725%	6 month CAD-BA-CDOR	(38,811)

	$7,545,000	(E)	--	6/11/20	4.735%	3 month USD-LIBOR-BBA	(354,011)

CAD	28,370,000	(F)	--	6/9/10	0.57%	1 month CAD-BA-CDOR	(33,470)

EUR	8,960,000	(E)	--	6/17/24	6 month EUR-EURIBOR-REUTERS	5.195%	64,660

	$32,564,000		--	6/16/19	4.09%	3 month USD-LIBOR-BBA	(996,263)

EUR	26,550,000		--	6/19/11	6 month EUR-EURIBOR-REUTERS	1.93%	75,565

	$15,252,000		--	6/19/19	3 month USD-LIBOR-BBA	3.8725%	180,546

AUD	6,460,000	(F)	--	6/26/19	6 month AUD-BBR-BBSW	6.05%	44,779

CAD	6,460,000		--	6/25/19	3.626%	6 month CAD-BA-CDOR	(50,257)

	$23,930,000		--	9/23/38	4.70763%	3 month USD-LIBOR-BBA	(2,548,766)

	33,314,000		--	10/23/13	3 month USD-LIBOR-BBA	3.535%	1,226,584

	74,300,000		--	11/10/18	4.12%	3 month USD-LIBOR-BBA	(2,787,553)

PLN	12,800,000		--	1/26/11	6 month PLN-WIBOR-WIBO	4.177%	(64,522)

	$7,780,000		--	1/27/24	3.1%	3 month USD-LIBOR-BBA	714,051

AUD	16,520,000	(E)	--	1/27/12	3 month AUD-BBR-BBSW	4.21%	(183,474)

	$3,890,000		--	2/3/24	3 month USD-LIBOR-BBA	3.2825%	(275,740)

	61,840,000		--	3/3/11	3 month USD-LIBOR-BBA	1.68283%	687,066

EUR	20,410,000		--	3/4/14	1 month EUR-EURIBOR-REUTERS	2.74%	(9,693)

	$13,955,000		--	3/6/39	3.48%	3 month USD-LIBOR-BBA	1,490,470

	26,807,000		935,564	5/19/19	4.735%	3 month USD-LIBOR-BBA	(1,424,470)

CAD	8,690,000		--	3/16/11	0.98%	3 month CAD-BA-CDOR	(11,202)

CAD	1,910,000		--	3/16/19	3 month CAD-BA-CDOR	2.7%	(100,065)

CAD	8,920,000		--	3/17/13	1.56%	3 month CAD-BA-CDOR	155,098

	$9,060,000		--	3/19/13	3 month USD-LIBOR-BBA	2.28%	(15,523)

	2,910,000		--	3/19/24	3.37%	3 month USD-LIBOR-BBA	185,964

CAD	2,840,000		--	3/17/24	3 month CAD-BA-CDOR	3.46%	(186,322)

	$119,000,000		--	3/24/11	3 month USD-LIBOR-BBA	1.4625%	688,060

	6,900,000		--	4/1/24	3 month USD-LIBOR-BBA	3.17%	(630,572)

	235,240,000		--	4/3/11	3 month USD-LIBOR-BBA	1.365%	79,313

	48,550,000		--	4/3/13	1.963%	3 month USD-LIBOR-BBA	887,546

	42,840,000		--	4/3/14	3 month USD-LIBOR-BBA	2.203%	(1,219,415)

	56,310,000		--	4/3/14	2.203%	3 month USD-LIBOR-BBA	1,602,830

	1,530,000		--	4/3/10	3 month USD-LIBOR-BBA	1.168%	4,553

EUR	14,440,000	(E)	--	4/17/24	6 month EUR-EURIBOR-REUTERS	4.95%	(39,737)

	$6,260,000	(E)	--	4/17/39	3.7%	3 month USD-LIBOR-BBA	481,957

GBP	9,340,000		--	4/20/14	6 month GBP-LIBOR-BBA	3.17875%	(283,185)

AUD	18,620,000	(E)	--	4/22/11	3 month AUD-BBR-BBSW	4.05%	(67,831)

AUD	18,620,000	(F)	--	4/22/10	3%	3 month AUD-BBR-BBSW	61,439

	$12,520,000	(E)	--	5/1/39	3 month USD-LIBOR-BBA	3.84125%	(804,535)

EUR	28,272,500	(E)	--	5/6/24	4.76248%	6 month EUR-EURIBOR-REUTERS	306,442

UBS, AG
	$827,868,000		--	10/29/10	2.75%	3 month USD-LIBOR-BBA	(20,309,297)

	138,667,000		--	10/29/20	3 month USD-LIBOR-BBA	4.18142%	5,058,194

	80,871,000		2,688,289	11/10/28	4.45%	3 month USD-LIBOR-BBA	(1,586,218)

	131,843,000		(3,349,294)	11/10/18	3 month USD-LIBOR-BBA	4.45%	5,164,582

	35,257,000		(463,845)	11/24/38	3 month USD-LIBOR-BBA	3.3%	(5,582,207)

	1,199,000		(5,853)	11/24/18	3 month USD-LIBOR-BBA	3.4%	(32,453)

	4,594,000		(1,450)	11/24/10	3 month USD-LIBOR-BBA	2.05%	62,874

	139,494,000		--	11/24/10	3 month USD-LIBOR-BBA	2.05%	1,953,168

Total							$(29,844,793)

(E) See Interest rate swap contracts note regarding extended effective dates.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

Putnam Asset Allocation: Balanced Portfolio

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/09 (Unaudited)

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Deutsche Bank AG
EUR	11,646,000	3/27/14	1.785%	Eurostat	$(49,053)
				Eurozone HICP
				excluding tobacco

Goldman Sachs International
EUR	19,410,000	4/30/13	2.375%	French Consumer	816,459
				Price Index
				excluding tobacco

EUR	19,410,000	4/30/13	(2.41%)	Eurostat	(924,921)
				Eurozone HICP
				excluding tobacco

EUR	19,410,000	5/6/13	2.34%	French Consumer	778,307
				Price Index
				excluding tobacco

EUR	19,410,000	5/6/13	(2.385%)	Eurostat	(899,032)
				Eurozone HICP
				excluding tobacco

	$948,150	8/28/09	(3 month USD-	iShares MSCI	(736,905)
			LIBOR-BBA minus	Emerging Markets
			85 bp)	Index

EUR	350,000	4/23/14	1.67%	Eurostat	(7,214)
				Eurozone HICP
				excluding tobacco

EUR	11,646,000	4/14/14	1.835%	Eurostat	(113,966)
				Eurozone HICP
				excluding tobacco

	$19,790,000	5/18/10	(0.25%)	USA Non Revised	151,394
				Consumer Price
				Index- Urban
				(CPI-U)

JPMorgan Chase Bank, N.A.
	956,183	8/19/09	(3 month USD-	iShares MSCI	2,029,746
			LIBOR-BBA minus	Emerging Markets
			125 bp)	Index

Total					$1,044,815

Putnam Asset Allocation: Balanced Portfolio

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/09 (Unaudited)

		Upfront					Fixed payments
		premium				Termi-	received	Unrealized
Swap counterparty /		received		Notional		nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**		amount		date	per annum	(depreciation)

Bank of America, N.A.
Clear Channel
Communications, 5 3/4%,
1/15/13	Ca	$--		$705,000		9/20/09	635 bp	$(79,025)

DJ ABX CMBX BBB Index		1,225		1,781,000		10/12/52	(134 bp)	1,508,868

Financial Security
Assurance Holdings,
Ltd, 6.4%, 12/15/66	Baa1	--		120,000		12/20/12	95 bp	(33,344)

Marsh & Mclennan Co.
Inc., 5 3/8%, 7/15/14	--	--		625,000		3/20/12	(95 bp)	(8,224)

Nalco Co., 7.75%,
11/15/11	Ba2	--		60,000		9/20/12	350 bp	(2,394)

Barclays Bank PLC
DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	120,986		762,459		7/25/45	18 bp	(4,797)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	95,730		571,844		7/25/45	18 bp	1,393

DJ ABX HE PEN AAA
Series 7 Version 1 Index	A-	431,423		732,000	(F)	8/25/37	9 bp	(78,185)

Citibank, N.A.
Advanced Micro Devices,
Inc., 7 3/4%, 11/1/12	Caa1	98,100		1,635,000		9/20/09	500 bp	67,656

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AA	237,566		1,161,878		5/25/46	11 bp	(230,068)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	51,106		287,565		7/25/45	18 bp	3,666

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA	138,129		782,370		5/25/46	11 bp	(176,761)

DJ CDX EM Series 11
Index	--	(8,100)		300,000		6/20/14	(500 bp)	(21,459)

FirstEnergy Corp.,
7 3/8%, 11/15/31	--	--		2,795,000		12/20/11	(85 bp)	52,651

Lear Corp., T/L Bank
Loan	--	--		350,000		6/20/13	(225 bp)	115,923

Lear Corp., T/L Bank
Loan	Ca	--		350,000		6/20/13	700 bp	(105,284)

Lighthouse
International Co., SA,
8%, 4/30/14	B3	--	EUR	1,245,000		3/20/13	815 bp	(529,614)

Marsh & Mclennan Co.
Inc., 5 3/8%, 7/15/14	--	--		$380,000		9/20/14	(105 bp)	(9,721)

Yum! Brands, Inc.,
8 7/8%, 4/15/11	--	--		320,000		3/20/13	(65 bp)	1,081

Credit Suisse International
DJ ABX HE AAA Series 7
Version 2 Index	BB+	161,505		291,000		1/25/38	76 bp	(53,835)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	317,085		1,770,580		7/25/45	18 bp	24,992

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA	1,310,552		2,981,015		5/25/46	11 bp	110,748

DJ ABX HE PEN AAA
Series 7 Version 1 Index	A-	551,594		929,000		8/25/37	9 bp	(94,061)

DJ CMB NA CMBX AJ Index	--	(806,039)		2,507,000	(F)	2/17/51	(96 bp)	916,621

DJ CMBX NA AAA Series 4
Version 1 Index	AAA	549,618		1,330,500	(F)	2/17/51	35 bp	193,521

KB Home, 5 3/4%, 2/1/14	--	--		1,520,000		9/20/11	(425 bp)	(41,743)

Liberty Mutual
Insurance, 7 7/8%,
10/15/26	--	--		390,000		12/20/13	(210 bp)	(5,121)

Deutsche Bank AG
Advanced Micro Devices,
Inc., 7 3/4%, 11/1/12	Caa1	22,750		350,000		9/20/09	500 bp	5,383

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	36,087		189,519		7/25/45	18 bp	4,822

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA	204,514		564,675		5/25/46	11 bp	(22,757)

DJ CDX EM Series 11
Index	--	(37,840)		1,720,000		6/20/14	(500 bp)	(114,432)

DJ CDX NA IG Series 11
Version 1 Index	Baa1	96,717		4,595,000		12/20/13	150 bp	64,069

DJ CDX NA IG Series 12
Version 1 Index	--	(3,140,858)		81,401,000		6/20/14	(100 bp)	(1,987,394)

DJ iTraxx Europe Series
8 Version 1	--	(140,537)	EUR	1,465,100		12/20/12	(375 bp)	176,435

DJ iTraxx Europe Series
9 Version 1	--	284,182	EUR	4,160,100		6/20/13	(650 bp)	691,798

Korea Monetary STAB
Bond, 5.15%, 2/12/10	A2	--		$4,110,000		2/19/10	115 bp	1,305

Nalco Co., 7.75%,
11/15/11	Ba2	--		60,000	12/20/12	363 bp	(2,455)

Pacific Gas & Electric
Co., 4.8%, 3/1/14	A3	--		895,000	12/20/13	112 bp	(11,009)

Smurfit Kappa Funding,
7 3/4%, 4/1/15	B2	--	EUR	580,000	9/20/13	715 bp	(58,367)

Universal Corp., 5.2%,
10/15/13	--	--		$790,000	3/20/15	(95 bp)	(4,367)

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B2	--	EUR	800,000	9/20/13	477 bp	(48,485)

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B2	--	EUR	800,000	9/20/13	535 bp	(16,852)

Goldman Sachs International
CSC Holdings, Inc.,
7 5/8%, 7/15/18	Ba3	--		$605,000	9/20/13	495 bp	12,773

CVS Caremark Corp.,
4 7/8%, 9/15/14	--	--		435,000	9/20/13	(59 bp)	(412)

CVS Caremark Corp.,
4 7/8%, 9/15/14	--	--		540,000	9/20/11	(50 bp)	(170)

DJ ABX HE AAA Index	BB+	151,354		644,000	1/25/38	76 bp	(328,358)

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA	232,263		559,670	5/25/46	11 bp	6,999

DJ CDX NA CMBX AAA Index	AAA	20,848		570,000	3/15/49	7 bp	(86,021)

DJ CDX NA IG Series 12
Version 1 Index	--	(1,754,270)		39,918,000	6/20/14	(100 bp)	(1,188,632)

Lighthouse
International Co, SA,
8%, 4/30/14	B3	--	EUR	745,000	3/20/13	680 bp	(350,229)

Macy's Retail Holdings,
Inc., 7.45%, 7/15/17	--	--		$4,375,000	6/20/11	(254.9 bp)	116,791

Smurfit Kappa Funding,
7 3/4%, 4/1/15	B2	--	EUR	540,000	9/20/13	720 bp	(41,664)

Southern California
Edison Co., 7 5/8%,
1/15/10	A3	--		$820,000	12/20/13	118.1 bp	(21,373)

JPMorgan Chase Bank, N.A.
Computer Science Corp.,
5%, 2/15/13	--	--		2,870,000	3/20/18	(82 bp)	(60,858)

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA	261,852		1,246,955	5/25/46	11 bp	(240,024)

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA	207,478		564,675	5/25/46	11 bp	(19,793)

DJ CMBX NA AAA Series 4
Version 1 Index	AAA	522,877		1,339,000	2/17/51	35 bp	164,695

DJ iTraxx Europe
Crossover Series 8
Version 1	--	(278,784)	EUR	2,086,420	12/20/12	(375 bp)	172,551

GATX Corp., 8.875%,
6/1/09	--	--		$120,000	3/20/16	(100 bp)	7,804

Glencore Funding LLC,
6%, 4/15/14	--	--		3,150,000	6/20/14	(148 bp)	509,607

Sanmina-Sci Corp.,
8 1/8%, 3/1/16	B3	--		370,000	6/20/13	595 bp	(101,288)

TDC AS, 6 1/2%, 4/19/12	--	--	EUR	870,000	9/20/13	(200 bp)	(32,393)

Merrill Lynch Capital Services, Inc.
Pacific Gas & Electric
Co., 4.8%, 3/1/14	A3	--		$950,000	12/20/13	113 bp	(11,293)

Merrill Lynch International
Kinder Morgan, Inc.,
6 1/2%, 9/1/12	--	--		122,000	9/20/12	(128 bp)	(183)

Morgan Stanley Capital Services, Inc.
DJ CDX NA IG Series 12
Version 1 Index	--	(336,400)		8,280,000	6/20/14	(100 bp)	(219,073)

DJ CMB NA CMBX AAA Index	--	(333,515)		3,699,000	2/17/51	(35 bp)	656,528

Nalco Co., 7.75%,
11/15/11	Ba2	--		65,000	9/20/12	330 bp	(2,968)

Nalco Co., 7.75%,
11/15/11	Ba2	--		90,000	3/20/13	460 bp	(1,274)

Universal Corp., 5.2%,
10/15/13	--	--		2,370,000	3/20/13	(89 bp)	(10,221)

UBS, AG
Meritage Homes Corp.,
7%, 5/1/14	--	--		190,000	9/20/13	(760 bp)	(7,226)

Total							$(874,527)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2009. Securities rated by Putnam are indicated by "/P."

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

Putnam Asset Allocation: Conservative Portfolio

FORWARD CURRENCY CONTRACTS TO BUY at 6/30/09 (aggregate face value $95,061,494) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$25,028,948	$25,012,549	7/15/09	$16,399
Brazilian Real	1,159,851	1,164,745	7/15/09	(4,894)
British Pound	5,430,576	5,435,405	7/15/09	(4,829)
Canadian Dollar	67,069	71,379	7/15/09	(4,310)
Chilean Peso	948,793	904,291	7/15/09	44,502
Czech Koruna	23,052	22,478	7/15/09	574
Danish Krone	885,584	901,932	7/15/09	(16,348)
Euro	30,888,790	31,138,245	7/15/09	(249,455)
Hungarian Forint	408,213	389,261	7/15/09	18,952
Japanese Yen	11,193,355	11,267,417	7/15/09	(74,062)
Mexican Peso	316,681	312,606	7/15/09	4,075
New Zealand Dollar	27,739	27,428	7/15/09	311
Norwegian Krone	12,665,427	13,028,007	7/15/09	(362,580)
Polish Zloty	617,720	611,436	7/15/09	6,284
Singapore Dollar	54,273	54,479	7/15/09	(206)
South African Rand	743,286	708,272	7/15/09	35,014
South Korean Won	837,725	850,663	7/15/09	(12,938)
Swedish Krona	1,410,388	1,447,595	7/15/09	(37,207)
Swiss Franc	736,709	749,687	7/15/09	(12,978)
Taiwan Dollar	87,818	88,669	7/15/09	(851)
Turkish Lira (New)	875,631	874,950	7/15/09	681

Total				$(653,866)

Putnam Asset Allocation: Conservative Portfolio

FORWARD CURRENCY CONTRACTS TO SELL at 6/30/09 (aggregate face value $143,850,371) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$2,984,997	$2,991,937	7/15/09	$6,940
Brazilian Real	2,517,238	2,525,461	7/15/09	8,223
British Pound	27,449,478	27,328,246	7/15/09	(121,232)
Canadian Dollar	13,292,469	14,168,596	7/15/09	876,127
Czech Koruna	312,373	304,394	7/15/09	(7,979)
Euro	39,026,144	39,463,562	7/15/09	437,418
Hong Kong Dollar	2,629,877	2,629,505	7/15/09	(372)
Hungarian Forint	345,055	328,213	7/15/09	(16,842)
Japanese Yen	11,357,965	11,376,114	7/15/09	18,149
Mexican Peso	532,481	525,403	7/15/09	(7,078)
New Zealand Dollar	324,413	320,856	7/15/09	(3,557)
Norwegian Krone	2,362,248	2,455,733	7/15/09	93,485
Peruvian New Sol	2,933,466	2,963,536	7/15/09	30,070
Polish Zloty	582,449	576,183	7/15/09	(6,266)
Singapore Dollar	3,112,498	3,124,707	7/15/09	12,209
South African Rand	1,126,786	1,072,761	7/15/09	(54,025)
South Korean Won	390,694	396,548	7/15/09	5,854
Swedish Krona	8,590,232	8,791,471	7/15/09	201,239
Swiss Franc	21,141,263	21,460,502	7/15/09	319,239
Taiwan Dollar	1,011,831	1,023,110	7/15/09	11,279
Turkish Lira (New)	23,636	23,533	7/15/09	(103)

Total				$1,802,778

Putnam Asset Allocation: Conservative Portfolio

FUTURES CONTRACTS OUTSTANDING at 6/30/09 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Amsterdam Exchange Index (Short)	22	$1,571,890	Jul-09	$22,147
Australian Government Treasury Bond 10 yr (Long)	111	63,503,433	Sep-09	55,766
Canadian Government Bond 10 yr (Long)	94	9,812,707	Sep-09	42,629
Dow Jones Euro Stoxx 50 Index (Short)	989	33,297,573	Sep-09	499,893
Euro-Bobl 5 yr (Long)	18	2,917,652	Sep-09	18,546
Euro-Bund 10 yr (Long)	477	81,088,245	Sep-09	1,402,545
Euro-CAC 40 Index (Long)	95	4,182,797	Jul-09	(124,379)
Euro-Dollar 90 day (Short)	542	134,592,150	Sep-09	(2,508,705)
Euro-Dollar 90 day (Short)	388	96,122,150	Dec-09	(2,228,855)
Euro-Dollar 90 day (Short)	22	5,435,375	Mar-10	(137,760)
Euro-Euribor Interest Rate 90 day (Long)	61	20,927,111	Dec-10	62,519
Euro-Euribor Interest Rate 90 day (Long)	72	24,790,568	Sep-10	73,570
Euro-Euribor Interest Rate 90 day (Short)	61	21,157,280	Dec-09	(125,916)
Euro-Euribor Interest Rate 90 day (Short)	72	25,006,644	Sep-09	(143,749)
Euro-Schatz 2 yr (Short)	2	302,983	Sep-09	(189)
FTSE 100 Index (Short)	177	12,289,552	Sep-09	280,662
Hang Seng Index (Short)	25	2,971,044	Jul-09	(376)
Japanese Government Bond 10 yr (Long)	12	17,201,578	Sep-09	294,111
Japanese Government Bond 10 yr (Short)	20	28,669,296	Sep-09	(251,805)
MSCI EAFE Index E-Mini (Short)	52	3,387,540	Sep-09	113,133
NASDAQ 100 Index E-Mini (Short)	136	4,015,400	Sep-09	50,184
Russell 2000 Index Mini (Short)	190	9,636,800	Sep-09	295,070
S&P 500 Index (Long)	44	10,070,500	Sep-09	(185,665)
S&P 500 Index E-Mini (Long)	128	5,859,200	Sep-09	(125,282)
S&P 500 Index E-Mini (Short)	567	25,954,425	Sep-09	592,799
S&P Mid Cap 400 Index E-Mini (Long)	111	6,401,370	Sep-09	(196,640)
S&P Mid Cap 400 Index E-Mini (Short)	38	2,191,460	Sep-09	70,984
SGX MSCI Singapore Index (Short)	49	1,888,129	Jul-09	(2,910)
SPI 200 Index (Long)	172	13,540,215	Sep-09	20,906
SPI 200 Index (Short)	54	4,250,998	Sep-09	(6,663)
Sterling Interest Rate 90 day (Long)	12	2,404,211	Sep-10	(11,827)
Sterling Interest Rate 90 day (Short)	12	2,441,496	Sep-09	(7,276)
Tokyo Price Index (Long)	48	4,606,186	Sep-09	21,698
Tokyo Price Index (Short)	170	16,313,577	Sep-09	(78,436)
U.K. Gilt 10 yr (Long)	16	3,109,944	Sep-09	(6,897)
U.K. Gilt 10 yr (Short)	169	32,848,781	Sep-09	(46,798)
U.S. Treasury Bond 20 yr (Long)	730	86,402,344	Sep-09	899,891
U.S. Treasury Note 2 yr (Long)	57	12,324,469	Sep-09	(21,110)
U.S. Treasury Note 2 yr (Short)	212	45,838,375	Sep-09	83,558
U.S. Treasury Note 5 yr (Short)	64	7,342,000	Sep-09	73,504
U.S. Treasury Note 10 yr (Long)	749	87,082,953	Sep-09	(248,286)
U.S. Treasury Note 10 yr (Short)	281	32,670,641	Sep-09	43,424

Total				$(1,441,985)

Putnam Asset Allocation: Conservative Portfolio

WRITTEN OPTIONS OUTSTANDING at 6/30/09 (premiums received $11,983,152) (Unaudited)
		Contract	Expiration date/
		amount	strike price	Value

Citigroup, Inc. (Put)		$132,049	Sep-09/$5.00	$311,636
Porsche Automobil Holding SE (Preference) (Put)	EUR	1,597	Aug-09/43.00	5,912
Porsche Automobil Holding SE (Preference) (Put)	EUR	1,661	Aug-09/40.32	4,999
Wienerberger AG (Put)	EUR	10,877	July-09/8.50	3,054
Wienerberger AG (Put)	EUR	11,270	July-09/7.50	1,661
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.08% versus the three month USD-LIBOR-BBA maturing
February 24, 2020.		$30,431,000	Feb-10/5.08	3,186,126
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.08% versus the three month USD-LIBOR-BBA maturing
February 24, 2020.		30,431,000	Feb-10/5.08	566,930
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.22% versus the three month USD-LIBOR-BBA maturing
February 24, 2020.		30,431,000	Feb-10/5.22	3,470,351
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.22% versus the three month USD-LIBOR-BBA maturing
February 24, 2020.		30,431,000	Feb-10/5.22	498,764
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.215% versus the three month USD-LIBOR-BBA maturing
February 18, 2020.		41,210,000	Feb-10/5.215	4,696,294
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.215% versus the three month USD-LIBOR-BBA maturing
February 18, 2020.		41,210,000	Feb-10/5.215	661,833
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.		9,715,000	May-12/5.51	1,090,314
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.		9,715,000	May-12/5.51	452,816
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.23% versus the three month USD-LIBOR-BBA maturing
June 9, 2020.		13,729,000	Jun-10/5.23	306,019
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.235% versus the three month USD-LIBOR-BBA maturing
June 11, 2020.		13,729,000	Jun-10/5.235	306,157

Total				$15,562,866

Putnam Asset Allocation: Conservative Portfolio

TBA SALE COMMITMENTS OUTSTANDING at 6/30/09 (proceeds receivable $52,096,641) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 4 1/2s, July 1, 2039	$52,000,000	7/13/09	$51,870,000
GNMA, 4 1/2s, July 1, 2039	1,000,000	7/13/09	997,813

Total			$52,867,813

Putnam Asset Allocation: Conservative Portfolio

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/09 (Unaudited)

			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$20,063,000		$--	5/23/10	3 month USD-LIBOR-BBA	3.155%	$463,989

	115,340,000		--	9/10/10	3 month USD-LIBOR-BBA	3.22969%	4,142,903

	179,544,000		--	9/18/10	3 month USD-LIBOR-BBA	2.86667%	5,456,424

	2,000,000		--	9/19/18	3 month USD-LIBOR-BBA	4.07%	82,797

	14,216,000		(59,903)	10/8/38	3 month USD-LIBOR-BBA	4.30%	383,273

	67,241,000		167,901	10/14/38	4.25%	3 month USD-LIBOR-BBA	(1,306,895)

	51,740,000		(47,034)	10/20/10	3.00%	3 month USD-LIBOR-BBA	(1,519,188)

	12,017,000		--	12/22/13	1.99%	3 month USD-LIBOR-BBA	410,076

	5,002,000		--	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(398,788)

	25,957,000		--	7/22/10	3 month USD-LIBOR-BBA	3.5375%	1,059,665

	4,145,000		--	5/8/28	4.95%	3 month USD-LIBOR-BBA	(499,998)

Barclays Bank PLC
	268,573,000		--	12/9/10	3 month USD-LIBOR-BBA	2.005%	3,464,256

	32,295,000		--	12/9/20	3 month USD-LIBOR-BBA	2.91875%	(2,809,757)

	373,301,000		--	12/17/13	2.42875%	3 month USD-LIBOR-BBA	5,545,167

	8,000,000		--	5/28/19	3 month USD-LIBOR-BBA	3.632%	(51,580)

Citibank, N.A.
GBP	16,910,000	(E)	--	6/9/11	6 month GBP-LIBOR-BBA	3.0575%	30,897

GBP	16,910,000		--	6/9/10	1.7075%	6 month GBP-LIBOR-BBA	(38,864)

GBP	16,860,000	(E)	--	6/10/11	6 month GBP-LIBOR-BBA	3.09%	38,299

EUR	3,682,000	(E)	--	6/12/24	6 month EUR-EURIBOR-REUTERS	5.1275%	16,181

EUR	4,208,000	(E)	--	6/20/24	6 month EUR-EURIBOR-REUTERS	5.135%	13,493

MXN	34,350,000		--	7/18/13	1 month MXN-TIIE-BANXICO	9.175%	204,474

MXN	10,305,000		--	7/22/13	1 month MXN-TIIE-BANXICO	9.21%	62,489

	$8,300,000		--	9/5/13	3.905%	3 month USD-LIBOR-BBA	(500,762)

	118,072,000		--	9/17/13	3 month USD-LIBOR-BBA	3.4975%	4,914,743

	70,840,000		--	9/18/38	4.45155%	3 month USD-LIBOR-BBA	(4,427,144)

	87,378,000		--	9/18/10	3 month USD-LIBOR-BBA	2.92486%	2,732,043

	4,104,000		--	2/24/16	2.77%	3 month USD-LIBOR-BBA	107,358

	48,080,000		--	3/27/14	3 month USD-LIBOR-BBA	2.335%	(890,271)

MXN	13,500,000		--	3/28/13	1 month MXN-TIIE-BANXICO	6.9425%	619

	$7,399,000		--	4/6/39	3.295%	3 month USD-LIBOR-BBA	1,070,750

	12,136,000		--	5/11/39	3.8425%	3 month USD-LIBOR-BBA	626,920

Credit Suisse International
	12,066,900		--	9/16/10	3.143%	3 month USD-LIBOR-BBA	(416,271)

	35,909,000		--	9/18/10	3 month USD-LIBOR-BBA	2.91916%	1,119,665

	42,449,000		--	9/23/10	3 month USD-LIBOR-BBA	3.32%	1,568,143

	91,328,000		--	10/9/10	3 month USD-LIBOR-BBA	2.81%	2,372,756

	63,033,000		--	11/6/15	3.97005%	3 month USD-LIBOR-BBA	(2,721,078)

	41,000,000		--	12/5/20	3 month USD-LIBOR-BBA	3.01%	(3,199,479)

	51,280,000		(548,103)	12/10/38	2.69%	3 month USD-LIBOR-BBA	12,347,279

	30,020,000		320,867	12/10/38	3 month USD-LIBOR-BBA	2.69%	(7,228,262)

	72,819,000		--	6/30/38	2.71%	3 month USD-LIBOR-BBA	17,959,446

	829,384,000		--	1/30/11	1.4725%	3 month USD-LIBOR-BBA	(6,134,353)

	85,574,000		--	1/30/29	3 month USD-LIBOR-BBA	3.225%	(9,228,553)

	45,345,000		--	2/5/14	2.475%	3 month USD-LIBOR-BBA	364,645

	14,746,000		--	2/5/29	3 month USD-LIBOR-BBA	3.35%	(1,337,211)

SEK	66,430,000		--	4/7/14	2.735%	3 month SEK-STIBOR-SIDE	(18,470)

	$2,520,000		--	4/28/39	3.50375%	3 month USD-LIBOR-BBA	276,835

SEK	66,430,000		--	5/4/14	3 month SEK-STIBOR-SIDE	2.625%	(43,275)

EUR	6,240,000		--	5/4/14	2.685%	6 month EUR-EURIBOR-REUTERS	47,484

EUR	12,520,000		--	5/8/14	2.705%	6 month EUR-EURIBOR-REUTERS	80,094

	$8,000,000		--	5/28/19	3 month USD-LIBOR-BBA	3.592%	(78,834)

	8,000,000		--	5/28/19	3 month USD-LIBOR-BBA	3.632%	(51,580)

	23,795,000		--	6/5/39	4.29417%	3 month USD-LIBOR-BBA	(604,426)

	50,000,000		--	6/16/14	3 month USD-LIBOR-BBA	3.237%	709,930

	28,000,000		--	6/16/19	3 month USD-LIBOR-BBA	4.066%	799,512

Deutsche Bank AG
	60,518,000		--	4/21/14	2.51%	3 month USD-LIBOR-BBA	944,843

	76,125,000		--	5/12/11	1.43%	3 month USD-LIBOR-BBA	(8,702)

	8,000,000		--	5/28/19	3 month USD-LIBOR-BBA	3.592%	(78,834)

	7,000,000		--	6/9/19	3 month USD-LIBOR-BBA	4.195%	281,730

EUR	16,910,000	(E)	--	6/11/11	6 month EUR-EURIBOR-REUTERS	2.45%	62,203

EUR	16,910,000		--	6/11/10	1.617%	6 month EUR-EURIBOR-REUTERS	(55,639)

EUR	16,860,000	(E)	--	6/14/11	6 month EUR-EURIBOR-REUTERS	2.47%	64,623

	$9,689,000		--	9/23/38	4.75%	3 month USD-LIBOR-BBA	(1,103,428)

	307,895,000		--	10/24/10	3 month USD-LIBOR-BBA	2.604%	6,909,080

	7,551,000		6,467	11/21/10	2.25%	3 month USD-LIBOR-BBA	(121,458)

	290,227,000		--	11/25/13	3 month USD-LIBOR-BBA	2.95409%	2,789,308

	58,387,000		--	11/28/13	3 month USD-LIBOR-BBA	2.8725%	344,848

	122,997,000		--	12/5/13	2.590625%	3 month USD-LIBOR-BBA	837,482

	100,715,000		--	12/9/13	3 month USD-LIBOR-BBA	2.5225%	(1,017,725)

	70,800,000		--	12/16/18	3 month USD-LIBOR-BBA	2.845%	(4,914,564)

	40,500,000		--	12/16/38	2.765%	3 month USD-LIBOR-BBA	9,675,777

	15,405,000		--	12/16/28	3 month USD-LIBOR-BBA	2.845%	(2,612,453)

	131,089,000		--	12/17/23	3 month USD-LIBOR-BBA	2.81682%	(17,382,860)

	230,318,000		--	12/19/10	3 month USD-LIBOR-BBA	1.53429%	1,273,220

	27,244,000		--	12/24/13	2.165%	3 month USD-LIBOR-BBA	729,802

	48,851,000		--	12/30/13	2.15633%	3 month USD-LIBOR-BBA	1,350,569

	67,200,000		--	1/8/29	3 month USD-LIBOR-BBA	3.19625%	(7,413,479)

	215,300,000		--	1/8/14	2.375%	3 month USD-LIBOR-BBA	2,225,382

	13,017,000		--	1/28/29	3 month USD-LIBOR-BBA	3.1785%	(1,488,078)

	53,345,000		--	1/30/11	3 month USD-LIBOR-BBA	1.45%	370,849

	24,474,000		--	2/3/19	3.01%	3 month USD-LIBOR-BBA	1,175,844

	46,553,000		--	2/5/29	3 month USD-LIBOR-BBA	3.324%	(4,392,666)

	130,452,000		--	2/5/14	2.44661%	3 month USD-LIBOR-BBA	1,225,818

	80,666,000		--	2/6/14	2.5529%	3 month USD-LIBOR-BBA	356,039

	29,230,000		--	2/6/29	3 month USD-LIBOR-BBA	3.42575%	(2,340,683)

	19,000,000		--	2/6/14	2.5675%	3 month USD-LIBOR-BBA	70,584

	43,000,000		--	2/9/14	2.525%	3 month USD-LIBOR-BBA	254,344

	41,000,000		--	2/10/14	2.55%	3 month USD-LIBOR-BBA	196,685

	46,053,000		--	2/10/14	2.5825%	3 month USD-LIBOR-BBA	149,667

	14,654,000		--	2/10/29	3 month USD-LIBOR-BBA	3.4725%	(1,080,059)

	20,656,000		--	2/25/14	2.4675%	3 month USD-LIBOR-BBA	195,509

	670,000,000		--	3/16/11	3 month USD-LIBOR-BBA	1.6725%	6,913,038

	310,000,000		--	3/16/16	2.85%	3 month USD-LIBOR-BBA	7,154,074

	83,000,000		--	3/16/29	3 month USD-LIBOR-BBA	3.29%	(8,429,009)

	167,073,000		--	3/20/11	3 month USD-LIBOR-BBA	1.43%	895,471

	77,200,000		--	3/23/11	3 month USD-LIBOR-BBA	1.45%	430,872

	1,000,000		--	3/24/14	2.297%	3 month USD-LIBOR-BBA	20,079

	101,000,000		--	3/30/14	2.36%	3 month USD-LIBOR-BBA	1,792,855

	46,000,000		--	3/30/21	3 month USD-LIBOR-BBA	3.125%	(2,958,135)

	3,828,000		--	4/14/19	3 month USD-LIBOR-BBA	3.037%	(207,675)

	5,830,000	(E)	--	4/17/39	3.66904%	3 month USD-LIBOR-BBA	464,943

EUR	12,897,500	(E)	--	4/23/24	6 month EUR-EURIBOR-REUTERS	4.926%	(49,254)

Goldman Sachs International
	$6,902,000		--	5/30/28	5.014%	3 month USD-LIBOR-BBA	(881,380)

	5,515,000		(34,137)	11/18/18	3 month USD-LIBOR-BBA	4.10%	161,165

AUD	16,812,500	(E)	--	2/14/12	3 month AUD-BBR-BBSW	4.39%	(183,869)

	$23,230,000		(669,024)	4/8/19	3 month USD-LIBOR-BBA	5.325%	2,636,784

GBP	17,190,000		--	4/7/11	2.2%	6 month GBP-LIBOR-BBA	(34,473)

GBP	17,190,000		--	4/7/14	6 month GBP-LIBOR-BBA	3.26%	(391,622)

JPMorgan Chase Bank, N.A.
	$5,091,000		--	3/11/38	5.0025%	3 month USD-LIBOR-BBA	(806,138)

	41,043,000		--	3/11/38	5.03%	3 month USD-LIBOR-BBA	(6,694,102)

	90,389,000		--	3/15/10	3 month USD-LIBOR-BBA	2.5%	1,751,010

	41,018,000		--	3/20/13	3 month USD-LIBOR-BBA	3.145%	1,295,811

	106,684,000		--	3/20/13	3 month USD-LIBOR-BBA	3.13%	3,308,186

	215,990,000		--	3/25/10	3 month USD-LIBOR-BBA	2.325%	3,807,634

	47,989,000		--	4/8/13	3 month USD-LIBOR-BBA	3.58406%	2,102,000

	33,439,000		--	5/23/10	3 month USD-LIBOR-BBA	3.16%	775,483

	8,000,000		--	5/28/19	3 month USD-LIBOR-BBA	3.592%	(78,834)

	9,981,000	(E)	--	6/9/20	4.73%	3 month USD-LIBOR-BBA	(466,113)

	8,000,000		--	6/9/19	3 month USD-LIBOR-BBA	4.207%	330,195

	41,035,000		--	6/9/11	3 month USD-LIBOR-BBA	1.7675%	243,486

	97,558,000		--	6/10/11	3 month USD-LIBOR-BBA	1.81%	650,387

	65,996,000		--	7/16/10	3 month USD-LIBOR-BBA	3.384%	2,550,190

	20,788,000		--	7/22/10	3 month USD-LIBOR-BBA	3.565%	857,199

	134,630,000		--	7/28/10	3 month USD-LIBOR-BBA	3.5141%	5,437,471

CAD	16,770,000		--	6/9/12	6 month CAD-BA-CDOR	1.95%	50,645

CAD	5,360,000		--	6/9/14	2.725%	6 month CAD-BA-CDOR	(36,625)

	$9,981,000	(E)	--	6/11/20	4.735%	3 month USD-LIBOR-BBA	(468,309)

CAD	26,760,000	(F)	--	6/9/10	0.57%	1 month CAD-BA-CDOR	(31,570)

EUR	8,460,000	(E)	--	6/17/24	6 month EUR-EURIBOR-REUTERS	5.195%	61,052

	$34,734,000		--	6/16/19	4.09%	3 month USD-LIBOR-BBA	(1,062,652)

EUR	25,070,000		--	6/19/11	6 month EUR-EURIBOR-REUTERS	1.93%	71,352

	$11,787,000		--	6/19/19	3 month USD-LIBOR-BBA	3.8725%	139,529

AUD	6,110,000	(F)	--	6/26/19	6 month AUD-BBR-BBSW	6.05%	42,353

CAD	6,110,000		--	6/25/19	3.626%	6 month CAD-BA-CDOR	(47,534)

	$18,360,000		--	9/23/38	4.70763%	3 month USD-LIBOR-BBA	(1,955,510)

	35,458,000		--	10/23/13	3 month USD-LIBOR-BBA	3.535%	1,305,524

	45,300,000		--	11/10/18	4.12%	3 month USD-LIBOR-BBA	(1,699,544)

	75,000,000		--	11/24/10	3 month USD-LIBOR-BBA	2.0075%	1,002,786

PLN	10,420,000		--	1/26/11	6 month PLN-WIBOR-WIBO	4.177%	(52,525)

	$5,690,000		--	1/27/24	3.1%	3 month USD-LIBOR-BBA	522,230

AUD	13,450,000	(E)	--	1/27/12	3 month AUD-BBR-BBSW	4.21%	(149,378)

	$2,845,000		--	2/3/24	3 month USD-LIBOR-BBA	3.2825%	(201,666)

	63,586,000		--	3/3/11	3 month USD-LIBOR-BBA	1.68283%	706,465

EUR	18,760,000		--	3/4/14	1 month EUR-EURIBOR-REUTERS	2.74%	(8,910)

	$10,961,000		--	3/6/39	3.48%	3 month USD-LIBOR-BBA	1,170,694

	118,299,000		4,128,635	5/19/19	4.735%	3 month USD-LIBOR-BBA	(6,286,172)

CAD	8,080,000		--	3/16/11	0.98%	3 month CAD-BA-CDOR	(10,416)

CAD	1,780,000		--	3/16/19	3 month CAD-BA-CDOR	2.7%	(93,254)

CAD	8,310,000		--	3/17/13	1.56%	3 month CAD-BA-CDOR	144,492

	$8,440,000		--	3/19/13	3 month USD-LIBOR-BBA	2.28%	(14,461)

	2,710,000		--	3/19/24	3.37%	3 month USD-LIBOR-BBA	173,183

CAD	2,640,000		--	3/17/24	3 month CAD-BA-CDOR	3.46%	(173,200)

	$45,000,000		--	3/20/19	3.20875%	3 month USD-LIBOR-BBA	1,538,994

	95,000,000		--	3/24/11	3 month USD-LIBOR-BBA	1.4625%	549,291

	149,480,000		--	4/3/11	3 month USD-LIBOR-BBA	1.365%	50,398

	28,900,000		--	4/3/13	1.963%	3 month USD-LIBOR-BBA	528,323

	132,570,000		--	4/3/14	3 month USD-LIBOR-BBA	2.203%	(3,773,525)

	45,290,000		--	4/3/14	2.203%	3 month USD-LIBOR-BBA	1,289,153

	2,560,000		--	4/3/10	3 month USD-LIBOR-BBA	1.168%	7,618

EUR	13,460,000	(E)	--	4/17/24	6 month EUR-EURIBOR-REUTERS	4.95%	(37,040)

	$5,830,000	(E)	--	4/17/39	3.7%	3 month USD-LIBOR-BBA	448,852

GBP	8,730,000		--	4/20/14	6 month GBP-LIBOR-BBA	3.17875%	(264,690)

AUD	17,400,000	(E)	--	4/22/11	3 month AUD-BBR-BBSW	4.05%	(63,387)

AUD	17,400,000	(F)	--	4/22/10	3%	3 month AUD-BBR-BBSW	57,413

	$11,660,000	(E)	--	5/1/39	3 month USD-LIBOR-BBA	3.84125%	(749,272)

EUR	26,357,500	(E)	--	5/6/24	4.76248%	6 month EUR-EURIBOR-REUTERS	285,686

UBS, AG
	$651,364,000		--	10/29/10	2.75%	3 month USD-LIBOR-BBA	(15,979,293)

	109,102,000		--	10/29/20	3 month USD-LIBOR-BBA	4.18142%	3,979,743

	42,246,000		1,404,328	11/10/28	4.45%	3 month USD-LIBOR-BBA	(828,621)

	65,358,000		(1,660,332)	11/10/18	3 month USD-LIBOR-BBA	4.45%	2,560,218

	37,318,000		(490,960)	11/24/38	3 month USD-LIBOR-BBA	3.3%	(5,908,523)

	1,269,000		(6,194)	11/24/18	3 month USD-LIBOR-BBA	3.4%	(34,348)

	4,863,000		(1,535)	11/24/10	3 month USD-LIBOR-BBA	2.05%	66,555

	15,134,000		--	11/24/10	3 month USD-LIBOR-BBA	2.05%	211,903

Total							$11,872,900

(E) See Interest rate swap contracts note regarding extended effective dates.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

Putnam Asset Allocation: Conservative Portfolio

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/09 (Unaudited)

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Deutsche Bank AG
EUR	10,134,000	3/27/14	1.785%	Eurostat	$(42,684)
				Eurozone HICP
				excluding tobacco

Goldman Sachs International
EUR	16,890,000	4/30/13	2.375%	French Consumer	710,458
				Price Index
				excluding tobacco

EUR	16,890,000	4/30/13	(2.41%)	Eurostat	(804,838)
				Eurozone HICP
				excluding tobacco

EUR	16,890,000	5/6/13	2.34%	French Consumer	677,259
				Price Index
				excluding tobacco

EUR	16,890,000	5/6/13	(2.385%)	Eurostat	(782,310)
				Eurozone HICP
				excluding tobacco

	$446,645	8/28/09	(3 month USD-	iShares MSCI	(347,134)
			LIBOR-BBA minus	Emerging Markets
			85 bp)	Index

EUR	1,100,000	4/23/14	1.67%	Eurostat	(22,672)
				Eurozone HICP
				excluding tobacco

EUR	10,134,000	4/14/14	1.835%	Eurostat	(99,170)
				Eurozone HICP
				excluding tobacco

	$18,560,000	5/18/10	(0.25%)	USA Non Revised	141,984
				Consumer Price
				Index- Urban
				(CPI-U)

JPMorgan Chase Bank, N.A.
	519,575	8/19/09	(3 month USD-	iShares MSCI	1,102,890
			LIBOR-BBA minus	Emerging Markets
			125 bp)	Index

Total					$533,783

Putnam Asset Allocation: Conservative Portfolio

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/09 (Unaudited)
		Upfront					Fixed payments
		premium				Termi-	received	Unrealized
Swap counterparty /		received		Notional		nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**		amount		date	per annum	(depreciation)

Bank of America, N.A.
DJ ABX CMBX BBB Index	--	$1,072		$1,559,000		10/12/52	(134 bp)	$1,320,789

Financial Security
Assurance Holdings,
Ltd, 6.4%, 12/15/66	Baa1	--		105,000		12/20/12	95 bp	(29,176)

Marsh & Mclennan Co.
Inc., 5 3/8%, 7/15/14	--	--		565,000		3/20/12	(95 bp)	(7,435)

Nalco Co., 7.75%,
11/15/11	Ba2	--		30,000		9/20/12	350 bp	(1,197)

Barclays Bank PLC
DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	218,374		1,376,205		7/25/45	18 bp	(8,658)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	172,800		1,032,222		7/25/45	18 bp	2,514

DJ ABX HE PEN AAA
Series 7 Version 1 Index	A-	704,893		1,196,000	(F)	8/25/37	9 bp	(127,745)

Citibank, N.A.
DJ ABX HE PEN AAA
Series 6 Version 1 Index	AA	203,628		995,896		5/25/46	11 bp	(197,202)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	78,217		440,112		7/25/45	18 bp	5,611

DJ CDX EM Series 11
Index	--	(8,100)		300,000		6/20/14	(500 bp)	(21,459)

FirstEnergy Corp.,
7 3/8%, 11/15/31	--	--		2,535,000		12/20/11	(85 bp)	47,753

Lear Corp., T/L Bank
Loan	--	--		305,000		6/20/13	(225 bp)	101,018

Lear Corp., T/L Bank
Loan	Ca	--		305,000		6/20/13	700 bp	(91,747)

Lighthouse
International Co., SA,
8%, 4/30/14	B3	--	EUR	1,000,000		3/20/13	815 bp	(425,393)

Marsh & Mclennan Co.
Inc., 5 3/8%, 7/15/14	--	--		$345,000		9/20/14	(105 bp)	(8,826)

Yum! Brands, Inc.,
8 7/8%, 4/15/11	--	--		270,000		3/20/13	(65 bp)	912

Credit Suisse International
DJ ABX HE AAA Series 7
Version 2 Index	BB+	135,975		245,000		1/25/38	76 bp	(45,325)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	385,112		2,150,440		7/25/45	18 bp	30,354

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA	1,391,590		3,165,347		5/25/46	11 bp	117,596

DJ ABX HE PEN AAA
Series 7 Version 1 Index	A-	901,313		1,518,000		8/25/37	9 bp	(153,698)

DJ CDX NA HY Series 10	B1	45,791		436,100		6/20/13	500 bp	(3,362)

DJ CDX NA HY Series 10	B1	312,056		2,937,000		6/20/13	500 bp	(18,973)

DJ CMB NA CMBX AAA Index	AAA	151,798		912,000	(F)	12/13/49	8 bp	(75,004)

DJ CMB NA CMBX AJ Index	--	(460,732)		1,433,000	(F)	2/17/51	(96 bp)	523,940

DJ CMBX NA AAA Series 4
Version 1 Index	AAA	4,829,039		11,690,000	(F)	2/17/51	35 bp	1,700,308

KB Home, 5 3/4%, 2/1/14	--	--		1,380,000		9/20/11	(425 bp)	(37,898)

Liberty Mutual
Insurance, 7 7/8%,
10/15/26	--	--		70,000		12/20/13	(210 bp)	(919)

Deutsche Bank AG
DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	55,434		291,126		7/25/45	18 bp	7,407

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA	312,964		864,111		5/25/46	11 bp	(34,825)

DJ CDX EM Series 11
Index	--	(35,420)		1,610,000		6/20/14	(500 bp)	(107,113)

DJ CDX NA HY Series 11
Version 1 Index	B2	3,454,112		14,698,350		12/20/13	500 bp	1,313,298

DJ CDX NA IG Series 12
Version 1 Index	--	(1,583,413)		41,037,000		6/20/14	(100 bp)	(1,001,919)

DJ iTraxx Europe Series
8 Version 1	--	(112,806)	EUR	1,176,000		12/20/12	(375 bp)	141,620

DJ iTraxx Europe Series
9 Version 1	--	246,023	EUR	3,601,500		6/20/13	(650 bp)	598,907

Korea Monetary STAB
Bond, 5.15%, 2/12/10	A2	--		$3,770,000		2/19/10	115 bp	1,197

Nalco Co., 7.75%,
11/15/11	Ba2	--		25,000		12/20/12	363 bp	(1,023)

Pacific Gas & Electric
Co., 4.8%, 3/1/14	A3	--		665,000		12/20/13	112 bp	(8,180)

Smurfit Kappa Funding,
7 3/4%, 4/1/15	B2	--	EUR	440,000		9/20/13	715 bp	(44,278)

Universal Corp., 5.2%,
10/15/13	--	--		$710,000	3/20/15	(95 bp)	(3,925)

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B2	--	EUR	690,000	9/20/13	477 bp	(41,818)

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B2	--	EUR	690,000	9/20/13	535 bp	(14,535)

Goldman Sachs International
CVS Caremark Corp.,
4 7/8%, 9/15/14	--	--		$435,000	9/20/13	(59 bp)	(412)

CVS Caremark Corp.,
4 7/8%, 9/15/14		--		540,000	9/20/11	(50 bp)	(170)

DJ ABX HE AAA Index	BB+	127,146		541,000	1/25/38	76 bp	(275,841)

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA	199,033		479,598	5/25/46	11 bp	5,998

DJ CDX NA CMBX AAA Index	AAA	17,922		490,000	3/15/49	7 bp	(73,948)

DJ CDX NA HY Series 11
Version 1 Index	B2	1,340,006		4,895,000	12/20/13	500 bp	627,050

Lighthouse
International Co, SA,
8%, 4/30/14	B3	--	EUR	680,000	3/20/13	680 bp	(319,672)

Macy's Retail Holdings,
Inc., 7.45%, 7/15/17	--	--		$3,965,000	6/20/11	(254.9 bp)	105,846

Smurfit Kappa Funding,
7 3/4%, 4/1/15	B2	--	EUR	405,000	9/20/13	720 bp	(31,248)

Southern California
Edison Co., 7 5/8%,
1/15/10	A3	--		$615,000	12/20/13	118.1 bp	(16,030)

JPMorgan Chase Bank, N.A.
Computer Science Corp.,
5%, 2/15/13	--	--		2,625,000	3/20/18	(82 bp)	(55,663)

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA	224,370		1,068,461	5/25/46	11 bp	(205,666)

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA	317,806		864,945	5/25/46	11 bp	(30,319)

DJ CMBX NA AAA Series 4
Version 1 Index	--	(5,568,896)		14,261,000	2/17/51	(35 bp)	(1,754,079)

DJ iTraxx Europe
Crossover Series 8
Version 1	--	(254,428)	EUR	1,904,140	12/20/12	(375 bp)	157,476

GATX Corp., 8.875%,
6/1/09	--	--		$130,000	3/20/16	(100 bp)	8,454

Glencore Funding LLC,
6%, 4/15/14	--	--		2,860,000	6/20/14	(148 bp)	462,691

Merrill Lynch Capital Services, Inc.
Pacific Gas & Electric
Co., 4.8%, 3/1/14	A3	--		710,000	12/20/13	113 bp	(8,440)

Merrill Lynch International
Kinder Morgan, Inc.,
6 1/2%, 9/1/12	--	--		126,000	9/20/12	(128 bp)	(189)

Morgan Stanley Capital Services, Inc.
DJ CDX NA IG Series 12
Version 1 Index	--	(351,839)		8,660,000	6/20/14	(100 bp)	(229,127)

DJ CDX NA IG Series 12
Version 1 Index	--	(3,359,276)		75,675,000	6/20/14	(100 bp)	(2,286,961)

DJ CMB NA CMBX AAA Index	AAA	210,335		1,720,000	2/17/51	35 bp	(250,026)

Nalco Co., 7.75%,
11/15/11	Ba2	--		30,000	9/20/12	330 bp	(1,370)

Nalco Co., 7.75%,
11/15/11	Ba2	--		45,000	3/20/13	460 bp	(637)

Universal Corp., 5.2%,
10/15/13	--	--		2,130,000	3/20/13	(89 bp)	(9,186)

UBS, AG
Meritage Homes Corp.,
7%, 5/1/14	--	--		90,000	9/20/13	(760 bp)	(3,423)

Total							$(783,301)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2009. Securities rated by Putnam are indicated by "/P.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

Key to holding's currency abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
PEN	Peruvian Neuvo Sol
PLN	Polish Zloty
SEK	Swedish Krona
USD / $	United States Dollar
IO	Interest Only
PO	Principal Only

NOTES

(a) Percentages indicated are based on net assets as follows:

Growth portfolio	$1,570,052,086
Balanced portfolio	1,336,331,467
Conservative portfolio	919,993,173

(b) The aggregate identified cost on a tax basis is as follows:

	Cost for federal	Unrealized	Unrealized	Net unrealized
	income tax purposes	appreciation	depreciation	depreciation

Growth Portfolio	$1,923,542,745	$118,642,378	$217,694,816	$99,052,438
Balanced Portfolio	1,919,800,835	102,882,459	208,422,875	105,540,416
Conservative Portfolio	1,326,779,722	74,061,489	110,630,885	36,569,396

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts, for one or more of the funds, at June 30, 2009.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivative contracts, for one or more of the funds, at June 30, 2009.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at June 30, 2009. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At June 30, 2009, the value of securities loaned amounted to $62,547,977, $45,819,457, and $9,375,822 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively). Certain of these securities were sold prior to period-end. The fund received cash collateral of $64,839,640, $47,566,214 and $9,734,131 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) which is pooled with collateral of other Putnam funds into 24 issues of short-term investments.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $120,371, $148,576, and $131,141 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) for the period ended June 30, 2009. During the period ended June 30, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund were as follows:

	Cost of	Proceeds
	Purchases	of Sales

Growth Portfolio	$448,711,908	$263,571,582
Balanced Portfolio	587,615,343	346,923,757
Conservative Portfolio	372,319,715	182,628,397

Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for SFAS 157 disclosures based on the securities valuation inputs. On June 30, 2009, fair value pricing was also used for certain foreign securities in the portfolio.

(i) Securities purchased with cash or received, that were pledged to the fund for collateral on certain derivative contracts.

(R) Real Estate Investment Trust.

(SG) Securities on loan, in part or in entirety, at June 30, 2009 (Growth portfolio).

(SB) Securities on loan, in part or in entirety, at June 30, 2009 (Balanced portfolio).

(SC) Securities on loan, in part or in entirety, at June 30, 2009 (Conservative portfolio).

At June 30, 2009, liquid assets totaling $376,906,625, 516,749,251 and 579,849,851 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) have been designated as collateral for open forward contracts, forward commitments, swap contracts, options and futures contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts, respectively, representing ownership of foreign securities on deposit with a custodian bank.

The rates shown on FRB and FRN are the current interest rates at June 30, 2009.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at June 30, 2009.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at June 30, 2009 (as a percentage of Portfolio Value):

Growth Portfolio

United States	76.2%
Japan	4.1
United Kingdom	3.9
France	1.7
Italy	1.7
China	1.4
Australia	1.0
Brazil	0.8
Switzerland	0.8
Canada	0.6
South Korea	0.6
Belgium	0.5
South Africa	0.5
Singapore	0.5
Other	5.7

Total	100.0%

Balanced Portfolio

United States	86.8%
United Kingdom	2.7
Japan	2.3
France	1.1
Italy	0.9
Australia	0.6
Canada	0.6
Switzerland	0.6
Other	4.4

Total	100.0%

Conservative Portfolio

United States	90.4%
United Kingdom	2.1
Japan	1.4
France	0.7
Canada	0.6
Switzerland	0.5
Other	4.3

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities which considers such factors as security prices, yields, maturities and ratings. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At June 30, 2009, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Certain securities may be valued on the basis of a price provided by a single source.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is no counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Outstanding contracts at period end are indicative of the volume of activity during the period.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts at period end are indicative of the volume of activity during the period.

Total return swap contracts: The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to help enhance the fund's return and manage the fund’s exposure to credit risk. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Outstanding contracts at period end are indicative of the volume of activity during the period.

Interest rate swap contracts: The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Outstanding contracts at period end are indicative of the volume of activity during the period.

Credit default contracts: The fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. Outstanding contracts at period end are indicative of the volume of activity during the period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian; collateral pledged by the fund is segregated by the fund’s custodian and identified in The fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so. Outstanding contracts at period end are indicative of the volume of activity during the period.

TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. Outstanding contracts at period end are indicative of the volume of activity during the period.

Dollar rolls: To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of June 30, 2009 (Growth Portfolio):

		VALUATION INPUTS

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed securities	$--	$21,767,341	$173,026

Common stocks:
Basic materials	34,609,797	30,906,472	--
Capital goods	41,594,504	22,600,567	--
Communication services	33,886,908	18,984,745	--
Conglomerates	8,877,716	6,436,148	--
Consumer cyclicals	42,448,815	38,568,627	9
Consumer staples	59,449,095	31,774,149	--
Energy	69,759,007	33,564,881	--
Financial	71,957,969	71,037,649	111,887
Health care	75,472,728	23,564,827	--
Technology	104,691,646	20,867,110	--
Transportation	8,518,273	8,554,179	--
Utilities and power	22,394,133	21,289,525	--

Total Common stocks	573,660,591	328,148,879	111,896

Commodity linked notes	--	8,130,544	--

Convertible bonds and notes	--	1,108,088	--

Convertible preferred stocks	--	855	--

Corporate bonds and notes	--	194,727,416	3,066,000

Foreign government bonds and notes	--	9,277,552	--

Investment companies	16,985,700	624,629	--

Mortgage-backed securities	--	103,203,815	--

Preferred stocks	--	95,044	--

Purchased options outstanding	--	5,498,429	--

Senior loans	--	5,073,766	--

U.S. Government and agency mortgage obligations	--	174,209,632	--

U.S Treasury obligations	--	10,078,916	--

Warrants	3,335	515,506	--

Short-term investments	185,140,326	182,889,021	--

Totals by level	$775,789,952	$1,045,349,433	$3,350,922

	Level 1	Level 2	Level 3

Other financial instruments:	$(3,135,505)	$(54,200,689)	$--

The following is a reconciliation of Level 3 assets as of June 30, 2009 (Growth Portfolio):

	Balance as of	Accrued		Change in net unrealized		Net transfers in	Balance as of
Investments in securities:	September 30, 2008	discounts/premiums	Realized gain/(loss)	appreciation/(depreciation)	Net purchases/sales	and/or out of Level 3	June 30, 2009

Asset-backed securities	$348,864	$--	$152	$(125,593)	$(6,806)	$(43,591)	$173,026

Common stocks:
Consumer cyclicals	--	--	--	(47,577)	47,586	--	9
Financial	--	--	--	(65,608)	177,495	--	111,887

Total Common stocks	$--	--	--	(113,185)	225,081	--	$111,896

Corporate bonds and notes	$--	--	(5,167)	24,382	(19,215)	3,066,000	$3,066,000

Mortgage-backed securities	$1,349,908	--	--	--	--	(1,349,908)	$--

Totals:	$1,698,772	$--	$(5,015)	$(214,396)	$199,060	$1,672,501	$3,350,922

	Balance as of	Accrued		Change in net unrealized		Net transfers in	Balance as of
	September 30, 2008	discounts/premiums	Realized gain/(loss)	appreciation/(depreciation)	Net purchases/sales	and/or out of Level 3	June 30, 2009

Other financial instruments:	$--	$--	$--	$--	$--	$--	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts.

The following is a summary of the inputs used to value the fund’s net assets as of June 30, 2009 (Balanced Portfolio):

		VALUATION INPUTS

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed securities	$--	$44,864,752	$796,901

Common stocks:
Basic materials	24,928,515	17,124,311	--
Capital goods	33,790,537	11,957,012	--
Communication services	24,696,310	9,997,114	--
Conglomerates	7,292,901	3,848,908	--
Consumer cyclicals	32,842,367	19,989,255	9
Consumer staples	48,337,276	19,184,906	--
Energy	54,112,291	16,353,328	--
Financial	57,420,398	34,112,083	63,170
Health care	61,021,603	14,571,928	--
Technology	84,166,584	9,326,991	--
Transportation	6,434,766	4,823,785	--
Utilities and power	16,544,902	13,132,924	--

Total Common stocks	451,588,450	174,422,545	63,179

Commodity linked notes	--	6,963,584	--

Convertible bonds and notes	--	541,819	--

Convertible preferred stocks	--	1,140	--

Corporate bonds and notes	--	198,700,562	--

Foreign government bonds and notes	--	6,073,611	--

Investment companies	17,384,234	352,634	--

Mortgage-backed securities	--	152,027,373	--

Municipal bonds and notes	--	566,849

Preferred stocks	--	107,086	--

Purchased options outstanding	--	7,754,360	--

Senior loans	--	8,788,009	--

U.S. Government and agency mortgage obligations	--	334,489,045	--

U.S Treasury obligations	--	5,485,989	--

Warrants	--	424,916	--

Short-term investments	240,691,586	162,171,795	--

Totals by level	$709,664,270	$1,103,736,069	$860,080

	Level 1	Level 2	Level 3

Other financial instruments:	$(2,600,077)	$(136,813,823)	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts.

The following is a reconciliation of Level 3 assets as of June 30, 2009 (Balanced Portfolio):

	Balance as of	Accrued		Change in net unrealized		Net transfers in	Balance as of
Investments in securities:	September 30, 2008	discounts/premiums	Realized gain/(loss)	appreciation/(depreciation)	Net purchases/sales	and/or out of Level 3	June 30, 2009

Asset-backed securities	$2,509,331	--	(125,423)	(553,390)	(168,244)	(865,373)	$796,901

Common stocks:
Consumer cyclicals	$--	--	--	(70,991)	71,000	--	9
Financial	$--	--	--	(37,042)	100,212	--	63,170

Total Common stocks	$--	--	--	(108,033)	171,212	--	$63,179

Corporate bonds and notes	$--	--	(5,739)	28,942	(23,203)	--	$--

Mortgage-backed securities	$779,223	--	--	--	--	(779,223)	$--

Totals:	$3,288,554	$--	$(131,162)	$(632,481)	$(20,235)	$(1,644,596)	$860,080

	Balance as of	Accrued		Change in net unrealized		Net transfers in	Balance as of
	September 30, 2008	discounts/premiums	Realized gain/(loss)	appreciation/(depreciation)	Net purchases/sales	and/or out of Level 3	June 30, 2009

Other financial instruments:	$--	$--	$--	$--	$--	$--	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts.

The following is a summary of the inputs used to value the fund’s net assets as of June 30, 2009 (Conservative Portfolio):

		VALUATION INPUTS

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed securities	$--	$35,614,762	$689,167

Common stocks:
Basic materials	11,479,184	8,175,072	--
Capital goods	14,929,254	5,447,799	--
Communication services	10,781,052	4,373,216	--
Conglomerates	3,269,743	1,650,890	--
Consumer cyclicals	14,197,657	9,262,812	4
Consumer staples	21,099,003	9,270,178	--
Energy	23,930,809	7,514,738	--
Financial	25,045,064	16,009,805	20,220
Health care	26,714,351	6,783,146	--
Technology	37,783,025	4,548,133	--
Transportation	2,843,054	2,320,672	--
Utilities and power	7,361,794	6,063,205	--

Total Common stocks	199,433,990	81,419,666	20,224

Commodity linked notes	--	3,888,427	--

Convertible bonds and notes	--	428,176	--

Corporate bonds and notes	--	178,145,698	--

Foreign government bonds and notes	--	5,259,172	--

Investment companies	7,480,534	112,845	--

Mortgage-backed securities	--	128,796,362	--

Municipal bonds and notes	--	482,818

Preferred stocks	--	61,929	--

Purchased options outstanding	--	11,106,972	--

Senior loans	--	5,129,461	--

U.S. Government and agency mortgage obligations	--	316,213,608	--

U.S Treasury obligations	--	5,301,250	--

Warrants	1,668	278,468	--

Short-term investments	191,651,318	118,693,811	--

Totals by level	$398,567,510	$890,933,425	$709,391

	Level 1	Level 2	Level 3

Other financial instruments:	$(1,441,985)	$(55,658,385)	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts.

The following is a reconciliation of Level 3 assets as of June 30, 2009 (Conservative Portfolio):

	Balance as of	Accrued		Change in net unrealized		Net transfers in	Balance as of
Investments in securities:	September 30, 2008	discounts/premiums	Realized gain/(loss)	appreciation/(depreciation)	Net purchases/sales	and/or out of Level 3	June 30, 2009

Asset-backed securities	$2,427,536	--	(117,182)	(473,982)	(169,925)	(977,280)	$689,167

Common stocks:
Consumer cyclicals	$--	--	--	(30,941)	30,945	--	4
Consumer staples	$5,259	--	(226,096)	225,438	(4,601)	--	--
Financial	$--	--	--	(11,858)	32,078	--	20,220

Total Common stocks	$5,259	--	(226,096)	182,639	58,422	--	$20,224

Corporate bonds and notes	$--	--	(2,946)	14,486	(11,540)	--	$--

Mortgage-backed securities	$514,876	--	--	--	--	(514,876)	$--

Warrants	$594	--	(6,238)	5,644	--	--	$--

Totals:	$2,948,265	$--	$(352,462)	$(271,213)	$(123,043)	$(1,492,156)	$709,391

	Balance as of	Accrued		Change in net unrealized		Net transfers in	Balance as of
	September 30, 2008	discounts/premiums	Realized gain/(loss)	appreciation/(depreciation)	Net purchases/sales	and/or out of Level 3	June 30, 2009

Other financial instruments:	$--	$--	$--	$--	$--	$--	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts.

Market Values of Derivative Instruments as of June 30, 2009 (Growth Portfolio):

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under Statement 133	Market value	Market value

Credit contracts	$5,679,838	$9,567,708

Foreign exchange contracts	5,722,011	3,700,832

Equity contracts	7,348,396	11,825,546

Interest rate contracts	124,477,568	124,051,961

Total	$143,227,813	$149,146,047

Market Values of Derivative Instruments as of June 30, 2009 (Balanced Portfolio):

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under Statement 133	Market value	Market value

Credit contracts	$5,588,680	$6,463,207

Foreign exchange contracts	5,248,349	3,275,609

Equity contracts	5,609,370	6,688,487

Interest rate contracts	151,823,203	194,636,526

Total	$168,269,602	$211,063,829

Market Values of Derivative Instruments as of June 30, 2009 (Conservative Portfolio):

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under Statement 133	Market value	Market value

Credit contracts	$7,280,739	$8,064,040

Foreign exchange contracts	2,281,834	1,132,897

Equity contracts	3,093,022	1,394,772

Interest rate contracts	176,163,676	171,353,147

Total	$188,819,271	$181,944,856

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: August 28, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: August 28, 2009